UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodlands Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

  Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders

This filing is on behalf of five of the sixty-one Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2023

SUNAMERICA SERIES TRUST

ANNUAL REPORT DECEMBER 31, 2023

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor,

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended December 31, 2023. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank or Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE — December 31, 2023 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2023 and held until December 31, 2023. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2023”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2023” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE — December 31, 2023 (unaudited) — (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2023	Ending Account Value Using Actual Return at December 31, 2023	Expenses Paid During the Six Months Ended December 31, 2023*	Beginning Account Value at July 1, 2023	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2023	Expenses Paid During the Six Months Ended December 31, 2023	Annualized Expense Ratio*
SA American Funds Asset Allocation
Class 1 #@	$1,000.00	$1,068.67	$1.41	$1,000.00	$1,023.84	$1.38	0.27%
Class 3 #@	$1,000.00	$1,066.92	$2.71	$1,000.00	$1,022.58	$2.65	0.52%
SA American Funds Global Growth
Class 1 #@	$1,000.00	$1,063.42	$1.46	$1,000.00	$1,023.79	$1.43	0.28%
Class 3 #@	$1,000.00	$1,063.33	$2.76	$1,000.00	$1,022.53	$2.70	0.53%
SA American Funds Growth
Class 1 #@	$1,000.00	$1,108.38	$1.49	$1,000.00	$1,023.79	$1.43	0.28%
Class 3 #@	$1,000.00	$1,107.17	$2.76	$1,000.00	$1,022.58	$2.65	0.52%
SA American Funds Growth-Income
Class 1 #@	$1,000.00	$1,100.04	$1.48	$1,000.00	$1,023.79	$1.43	0.28%
Class 3 #@	$1,000.00	$1,097.95	$2.80	$1,000.00	$1,022.53	$2.70	0.53%
SA American Funds VCP Managed Allocation
Class 1 #@	$1,000.00	$1,067.97	$1.41	$1,000.00	$1,023.84	$1.38	0.27%
Class 3 #@	$1,000.00	$1,065.94	$2.71	$1,000.00	$1,022.58	$2.65	0.52%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2023” and “Annualized Expense Ratios” would have been higher.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2023 and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio
PORTFOLIO PROFILE — December 31, 2023— (unaudited)

Industry Allocation*
Asset Allocation Investment Companies	100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	75,746,284	$1,807,306,336
TOTAL INVESTMENTS (cost $1,823,863,673)(1)	100.0%	1,807,306,336
Other assets less liabilities	(0.0)	(870,689)
NET ASSETS	100.0%	$1,806,435,647
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$1,807,306,336	$—	$—	$1,807,306,336
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Global Growth Portfolio
PORTFOLIO PROFILE — December 31, 2023— (unaudited)

Industry Allocation*
International Equity Investment Companies	100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Global Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	11,171,527	$378,938,201
TOTAL INVESTMENTS (cost $340,796,139)(1)	100.1%	378,938,201
Other assets less liabilities	(0.1)	(216,157)
NET ASSETS	100.0%	$378,722,044
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$378,938,201	$—	$—	$378,938,201
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Growth Portfolio
PORTFOLIO PROFILE — December 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	9,018,402	$896,789,914
TOTAL INVESTMENTS (cost $836,760,439)(1)	100.1%	896,789,914
Other assets less liabilities	(0.1)	(464,746)
NET ASSETS	100.0%	$896,325,168
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$896,789,914	$—	$—	$896,789,914
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Growth-Income Portfolio
PORTFOLIO PROFILE — December 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	7,332,246	$434,508,903
TOTAL INVESTMENTS (cost $370,765,265)(1)	100.1%	434,508,903
Other assets less liabilities	(0.1)	(241,086)
NET ASSETS	100.0%	$434,267,817
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$434,508,903	$—	$—	$434,508,903
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio
PORTFOLIO PROFILE — December 31, 2023— (unaudited)

Industry Allocation*
Asset Allocation Investment Companies	100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	151,411,616	$1,897,187,547
TOTAL INVESTMENTS (cost $1,849,288,541)(1)	100.0%	1,897,187,547
Other assets less liabilities	(0.0)	(915,727)
NET ASSETS	100.0%	$1,896,271,820
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$1,897,187,547	$—	$—	$1,897,187,547
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2023

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,807,306,336	$378,938,201	$896,789,914	$434,508,903	$1,897,187,547
Receivable for:
Fund shares sold	34,586	5,032	—	—	—
Investments sold	906,933	5,459,503	20,471,663	5,742,457	7,143,593
Prepaid expenses and other assets	2,486	2,179	2,181	2,179	2,231
Due from investment adviser for expense reimbursements/fee waivers	904,280	223,839	455,805	219,444	1,111,637
Total assets	1,809,154,621	384,628,754	917,719,563	440,472,983	1,905,445,008
LIABILITIES:
Payable for:
Fund shares redeemed	941,519	5,464,535	20,471,663	5,742,457	7,143,593
Investment advisory and management fees	1,281,064	303,781	645,723	310,879	1,508,649
Service fees—Class 3	375,120	79,653	188,519	90,931	396,847
Transfer agent fees	51	76	76	76	63
Trustees' fees and expenses	10,068	2,271	4,627	2,265	11,008
Other accrued expenses	111,152	56,394	83,787	58,558	113,028
Total liabilities	2,718,974	5,906,710	21,394,395	6,205,166	9,173,188
Net assets	$1,806,435,647	$378,722,044	$896,325,168	$434,267,817	$1,896,271,820
NET ASSETS REPRESENTED BY:
Paid in capital	$1,716,512,904	$297,719,870	$763,574,818	$341,503,432	$1,592,335,047
Total accumulated earnings (loss)	89,922,743	81,002,174	132,750,350	92,764,385	303,936,773
Net assets	$1,806,435,647	$378,722,044	$896,325,168	$434,267,817	$1,896,271,820
Class 1 (unlimited shares authorized):
Net assets	$ 8,007,519	$ 1,398,638	$ 4,404,721	$ 2,406,117	$ 820,567
Shares of beneficial interest issued and outstanding	531,348	126,298	326,668	191,926	54,759
Net asset value, offering and redemption price per share	$ 15.07	$ 11.07	$ 13.48	$ 12.54	$ 14.99
Class 3 (unlimited shares authorized):
Net assets	$1,798,428,128	$377,323,406	$891,920,447	$431,861,700	$1,895,451,253
Shares of beneficial interest issued and outstanding	119,949,887	34,160,882	66,443,559	34,635,691	126,963,697
Net asset value, offering and redemption price per share	$ 14.99	$ 11.05	$ 13.42	$ 12.47	$ 14.93
* Cost
Investments (unaffiliated)	$1,823,863,673	$340,796,139	$836,760,439	$370,765,265	$1,849,288,541
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2023

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 41,981,175	$ 4,117,506	$ 4,879,979	$ 6,414,542	$ 30,111,965
Interest (unaffiliated)	10	—	25	29	3
Total Investment Income	41,981,185	4,117,506	4,880,004	6,414,571	30,111,968
EXPENSES:
Investment advisory and management fees	14,546,291	3,487,534	6,799,366	3,370,442	17,545,390
Service Fees:
Class 3	4,259,391	914,844	1,992,569	986,450	4,615,523
Transfer agent fees and expenses	602	904	903	903	753
Custodian and accounting fees	11,999	12,000	11,999	12,000	11,999
Reports to shareholders	106,168	38,908	65,228	49,730	151,802
Audit and tax fees	25,894	26,033	27,853	27,853	25,895
Legal fees	28,022	12,420	16,611	12,775	29,260
Trustees' fees and expenses	48,321	10,704	23,174	11,295	51,555
Other expenses	59,036	32,948	58,201	37,536	48,325
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	19,085,724	4,536,295	8,995,904	4,508,984	22,480,502
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(10,267,970)	(2,569,762)	(4,799,553)	(2,379,136)	(12,928,182)
Net expenses	8,817,754	1,966,533	4,196,351	2,129,848	9,552,320
Net investment income (loss)	33,163,431	2,150,973	683,653	4,284,723	20,559,648
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments (unaffiliated)	8,286,009	13,216,150	27,765,261	4,837,184	6,284,686
Net realized gain from capital gain distributions received from underlying funds (unaffiliated)	65,700,051	27,767,791	44,809,037	20,703,632	229,257,414
Net realized gain (loss) on investments	73,986,060	40,983,941	72,574,298	25,540,816	235,542,100
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	118,518,824	31,165,474	185,499,803	62,206,735	11,949,098
Net unrealized gain (loss) on investments	118,518,824	31,165,474	185,499,803	62,206,735	11,949,098
Net realized and unrealized gain (loss) on investments	192,504,884	72,149,415	258,074,101	87,747,551	247,491,198
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$225,668,315	$74,300,388	$258,757,754	$92,032,274	$268,050,846
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation Portfolio		SA American Funds Global Growth Portfolio		SA American Funds Growth Portfolio
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 33,163,431	$ 28,372,266	$ 2,150,973	$ 1,553,313	$ 683,653	$ 697,276
Net realized gain (loss) on investments	73,986,060	187,080,325	40,983,941	49,545,870	72,574,298	103,254,693
Net unrealized gain (loss) on investments	118,518,824	(480,433,080)	31,165,474	(170,212,629)	185,499,803	(364,360,619)
Net increase (decrease) in net assets resulting from operations	225,668,315	(264,980,489)	74,300,388	(119,113,446)	258,757,754	(260,408,650)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(952,423)	(416,599)	(183,400)	(7,838)	(368,449)	(268,888)
Distributable earnings — Class 3	(215,087,139)	(89,851,051)	(50,918,004)	(2,320,402)	(103,583,520)	(102,651,696)
Total distributions to shareholders	(216,039,562)	(90,267,650)	(51,101,404)	(2,328,240)	(103,951,969)	(102,920,584)
CAPITAL SHARE TRANSACTIONS (Note 6)	134,594,636	89,193,134	3,498,865	(257,651)	52,210,295	222,054,344
TOTAL INCREASE (DECREASE) IN NET ASSETS	144,223,389	(266,055,005)	26,697,849	(121,699,337)	207,016,080	(141,274,890)
NET ASSETS:
Beginning of period	1,662,212,258	1,928,267,263	352,024,195	473,723,532	689,309,088	830,583,978
End of period	$1,806,435,647	$1,662,212,258	$378,722,044	$ 352,024,195	$ 896,325,168	$ 689,309,088
	SA American Funds Growth-Income Portfolio		SA American Funds VCP Managed Allocation Portfolio
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 4,284,723	$ 3,917,389	$ 20,559,648	$ 32,976,464
Net realized gain (loss) on investments	25,540,816	37,626,484	235,542,100	62,351,583
Net unrealized gain (loss) on investments	62,206,735	(113,257,348)	11,949,098	(490,854,145)
Net increase (decrease) in net assets resulting from operations	92,032,274	(71,713,475)	268,050,846	(395,526,098)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(233,638)	(73,286)	(36,209)	(48,018)
Distributable earnings — Class 3	(41,851,732)	(14,810,470)	(95,291,838)	(86,448,980)
Total distributions to shareholders	(42,085,370)	(14,883,756)	(95,328,047)	(86,496,998)
CAPITAL SHARE TRANSACTIONS (Note 6)	21,483,866	21,676,038	(102,677,986)	(11,787,507)
TOTAL INCREASE (DECREASE) IN NET ASSETS	71,430,770	(64,921,193)	70,044,813	(493,810,603)
NET ASSETS:
Beginning of period	362,837,047	427,758,240	1,826,227,007	2,320,037,610
End of period	$434,267,817	$ 362,837,047	$1,896,271,820	$1,826,227,007
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 61 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 5 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), which is a majority-owned subsidiary of American International Group, Inc (“AIG”), serves as investment adviser for all the Portfolios of the Trust.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”). All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).
    Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified as defined by the 1940 Act.
    Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:
Trust Feeder Funds	American Funds Master Funds
SA American Funds® Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds® Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds® Growth Portfolio	American Funds® Growth Fund
SA American Funds® Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds® VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund
    The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.
    The investment goals for the Portfolios included in this report are as follows:
     The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.
     The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.
     The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
     The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
     The SA American Funds VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection. It invests all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Fund invests in the shares of two underlying funds, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.
     Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a

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NOTES TO FINANCIAL STATEMENTS — (continued)

limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:
     Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.
     Master Funds: Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:
    The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
    Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
    Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
    Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of

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NOTES TO FINANCIAL STATEMENTS — (continued)

fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
    Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
    Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from third-party pricing vendors. Swaps are generally valued using evaluated prices obtained by third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.
    Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by AFIS investment advisor and approved by the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
    Processes and structure — The AFIS board of trustees has designated the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the AFIS investment adviser's global risk management group. The Committee reports any changes to the fair valuation guidelines to the AFIS board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.
     Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date.  Distributions from income from underlying mutual fund investments (“Underlying Funds”), if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In October 2022, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds (“ETFs”) that are registered on Form N-1A to prepare and transmit tailored unaudited annual and semi-annual shareholder reports (“TSRs”), that highlight key information to investors, within
60 days of period-end. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. These rules have a compliance date of July 24, 2024.
Note 3 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.
	Distributable Earnings			Tax Distributions
	For the year ended December 31, 2023
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$33,163,431	$ 73,898,084	$(17,138,772)	$42,884,404	$173,155,158
SA American Funds Global Growth	2,150,973	40,819,039	38,032,164	2,554,828	48,546,576
SA American Funds Growth	683,653	72,453,836	59,612,861	11,256,992	92,694,977
SA American Funds Growth-Income	4,284,723	25,540,775	62,938,888	8,935,518	33,149,852
SA American Funds VCP Managed Allocation	20,559,648	235,827,303	47,549,823	32,976,464	62,351,583
	Tax Distributions
	For the year ended December 31, 2022
Portfolio	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$31,381,661	$58,885,989
SA American Funds Global Growth	—	2,328,240
SA American Funds Growth	3,759,345	99,161,239
SA American Funds Growth-Income	3,366,472	11,517,284
SA American Funds VCP Managed Allocation	19,119,684	67,377,314
    For the year ended December 31, 2023, there were no reclassifications between total accumulated earnings(loss) and paid-in capital resulting from book/tax differences.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA American Funds Asset Allocation	$ —	$(17,138,772)	$(17,138,772)	$1,824,445,108
SA American Funds Global Growth	38,142,062	(109,898)	38,032,164	340,906,037
SA American Funds Growth	60,029,475	(416,614)	59,612,861	837,177,053
SA American Funds Growth-Income	63,743,638	(804,750)	62,938,888	371,570,015
SA American Funds VCP Managed Allocation	47,899,006	(349,183)	47,549,823	1,849,637,724
Note 4 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment advisor to the Trust and performs all investment advisory services for the Portfolios with the exception of portfolio management. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds.
Portfolio	Management Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%
    The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.
    For the year ended December 31, 2023, SAAMCo has agreed to waive advisory fees as follows:
Portfolio	Amount
SA American Funds Asset Allocation	$10,267,970
SA American Funds Global Growth	2,569,762
SA American Funds Growth	4,799,553
SA American Funds Growth-Income	2,379,136
SA American Funds VCP Managed Allocation	12,928,182
    SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2025; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2025 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.
Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%
    With the exception of advisory fee waivers, for the year ended December 31, 2023, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.  For the year ended December 31, 2023, no amounts were repaid to the Adviser, and there are no remaining balances subject to recoupment.
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements

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NOTES TO FINANCIAL STATEMENTS — (continued)

of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the year ended December 31, 2023, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2023, service fees were paid (see Statement of Operations) based on the aforementioned rate.
Note 5 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2023 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA American Funds Asset Allocation	$34,658,755	$124,894,831	$—	$—
SA American Funds Global Growth	7,775,827	57,348,680	—	—
SA American Funds Growth	44,493,184	100,328,334	—	—
SA American Funds Growth-Income	15,720,163	38,422,955	—	—
SA American Funds VCP Managed Allocation	25,445,756	233,004,160	—	—
Note 6 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA American Funds Asset Allocation Portfolio				SA American Funds Global Growth Portfolio
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/23		Year Ended 12/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	16,175	$ 251,036	45,224	$ 729,835	18,491	$ 213,499	21,300	$ 229,743
Reinvested dividends	68,767	952,423	29,694	416,599	18,395	183,400	831	7,838
Shares redeemed	(46,551)	(731,745)	(32,465)	(527,165)	(7,189)	(84,388)	(99,594)	(1,272,835)
Total	38,391	$ 471,714	42,453	$ 619,269	29,697	$ 312,511	(77,463)	$ (1,035,254)
Class 3
Shares sold	2,084,536	$ 32,174,435	4,538,587	$ 75,440,624	678,026	$ 7,720,955	3,659,831	$ 41,126,925
Reinvested dividends	15,608,646	215,087,139	6,427,114	89,851,051	5,117,387	50,918,004	246,589	2,320,402
Shares redeemed	(7,432,009)	(113,138,652)	(4,804,423)	(76,717,810)	(4,889,397)	(55,452,605)	(3,932,165)	(42,669,724)
Total	10,261,173	$ 134,122,922	6,161,278	$ 88,573,865	906,016	$ 3,186,354	(25,745)	$ 777,603
Net increase (decrease)	10,299,564	$ 134,594,636	6,203,731	$ 89,193,134	935,713	$ 3,498,865	(103,208)	$ (257,651)
	SA American Funds Growth Portfolio				SA American Funds Growth-Income Portfolio
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/23		Year Ended 12/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	360,944	$ 4,293,173	34,805	$ 465,022	43,391	$ 529,107	23,293	$ 271,118
Reinvested dividends	30,884	368,449	25,013	268,888	20,786	233,638	7,213	73,286
Shares redeemed	(214,091)	(2,889,337)	(31,527)	(400,134)	(10,519)	(131,426)	(33,883)	(386,870)
Total	177,737	$ 1,772,285	28,291	$ 333,776	53,658	$ 631,319	(3,377)	$ (42,466)
Class 3
Shares sold	3,243,947	$ 41,286,440	10,071,544	$ 140,051,304	1,358,553	$ 16,299,781	2,669,532	$ 31,652,144
Reinvested dividends	8,719,152	103,583,520	9,575,718	102,651,696	3,743,446	41,851,732	1,463,485	14,810,470
Shares redeemed	(7,158,344)	(94,431,950)	(1,511,185)	(20,982,432)	(3,061,977)	(37,298,966)	(2,120,039)	(24,744,110)
Total	4,804,755	$ 50,438,010	18,136,077	$ 221,720,568	2,040,022	$ 20,852,547	2,012,978	$ 21,718,504
Net increase (decrease)	4,982,492	$ 52,210,295	18,164,368	$ 222,054,344	2,093,680	$ 21,483,866	2,009,601	$ 21,676,038

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NOTES TO FINANCIAL STATEMENTS — (continued)

	SA American Funds VCP Managed Allocation Portfolio
	Year Ended 12/31/23		Year Ended 12/31/22
	Shares	Amount	Shares	Amount
Class 1
Shares sold	8,736	$ 124,512	14,298	$ 219,254
Reinvested dividends	2,645	36,209	3,608	48,018
Shares redeemed	(26,808)	(372,725)	(2,179)	(31,899)
Total	(15,427)	$ (212,004)	15,727	$ 235,373
Class 3
Shares sold	1,867,477	$ 26,282,374	3,238,375	$ 48,219,638
Reinvested dividends	6,981,087	95,291,838	6,514,618	86,448,980
Shares redeemed	(15,603,337)	(224,040,194)	(9,963,061)	(146,691,498)
Total	(6,754,773)	$(102,465,982)	(210,068)	$ (12,022,880)
Net increase (decrease)	(6,770,200)	$(102,677,986)	(194,341)	$ (11,787,507)
Note 7 — Transactions with Affiliates
    At December 31, 2023, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC
SA American Funds Asset Allocation	88.87%	7.27%	3.86%
SA American Funds Global Growth	93.86	5.20	0.94
SA American Funds Growth	92.56	5.87	1.57
SA American Funds Growth-Income	92.24	6.10	1.66
SA American Funds VCP Managed Allocation	85.70	10.06	4.24
Note 8 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.
    For the year ended December 31, 2023, the Portfolios did not utilize the line of credit.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3),(4)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3),(5)	Portfolio turnover
SA American Funds Asset Allocation Portfolio — Class 1
12/31/19	$12.94	$0.43	$ 2.31	$ 2.74	$(0.27)	$(0.70)	$(0.97)	$14.71	21.22%	$ 4,320	0.87%	0.27%	3.05%	2%
12/31/20	14.71	0.28	1.54	1.82	—	(0.01)	(0.01)	16.52	12.40	7,207	0.87	0.27	1.92	3
12/31/21	16.52	0.33	2.16	2.49	(0.22)	(0.16)	(0.38)	18.63	15.12	8,393	0.86	0.26	1.83	2
12/31/22	18.63	0.32	(2.90)	(2.58)	(0.34)	(0.56)	(0.90)	15.15	(13.44)	7,470	0.86	0.26	1.94	4
12/31/23	15.15	0.33	1.65	1.98	(0.44)	(1.62)	(2.06)	15.07	14.27	8,008	0.87	0.27	2.18	2
SA American Funds Asset Allocation Portfolio — Class 3
12/31/19	12.93	0.26	2.44	2.70	(0.24)	(0.70)	(0.94)	14.69	20.91	1,171,382	1.12	0.52	1.82	2
12/31/20	14.69	0.22	1.56	1.78	—	(0.01)	(0.01)	16.46	12.14	1,473,177	1.12	0.52	1.49	3
12/31/21	16.46	0.24	2.19	2.43	(0.19)	(0.16)	(0.35)	18.54	14.80	1,919,874	1.11	0.51	1.35	2
12/31/22	18.54	0.27	(2.86)	(2.59)	(0.30)	(0.56)	(0.86)	15.09	(13.58)	1,654,742	1.11	0.51	1.64	4
12/31/23	15.09	0.30	1.62	1.92	(0.40)	(1.62)	(2.02)	14.99	13.90	1,798,428	1.12	0.52	1.94	2
SA American Funds Global Growth Portfolio — Class 1
12/31/19	9.15	0.14	3.07	3.21	(0.12)	(1.30)	(1.42)	10.94	35.27	246	0.99	0.29	1.34	1
12/31/20	10.94	0.05	3.25	3.30	(0.04)	(0.95)	(0.99)	13.25	30.48	558	0.99	0.29	0.41	1
12/31/21	13.25	0.06	2.08	2.14	(0.04)	(1.19)	(1.23)	14.16	16.38	2,464	0.98	0.28	0.43	4
12/31/22	14.16	0.06	(3.57)	(3.51)	—	(0.07)	(0.07)	10.58	(24.75)	1,022	0.98	0.28	0.55	11
12/31/23	10.58	0.11	2.08	2.19	(0.11)	(1.59)	(1.70)	11.07	22.52	1,399	0.99	0.29	0.94	2
SA American Funds Global Growth Portfolio — Class 3
12/31/19	9.16	0.09	3.09	3.18	(0.09)	(1.30)	(1.39)	10.95	34.93	390,653	1.24	0.54	0.79	1
12/31/20	10.95	0.01	3.25	3.26	(0.01)	(0.95)	(0.96)	13.25	30.09	421,535	1.24	0.54	0.05	1
12/31/21	13.25	0.01	2.10	2.11	(0.01)	(1.19)	(1.20)	14.16	16.11	471,259	1.23	0.53	0.06	4
12/31/22	14.16	0.05	(3.59)	(3.54)	—	(0.07)	(0.07)	10.55	(24.97)	351,002	1.23	0.53	0.41	11
12/31/23	10.55	0.07	2.10	2.17	(0.08)	(1.59)	(1.67)	11.05	22.36	377,323	1.24	0.54	0.58	2

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(5)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3),(4)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3),(5)	Portfolio turnover
SA American Funds Growth Portfolio — Class 1
12/31/19	$ 9.23	$ 0.13	$ 2.70	$ 2.83	$ —	$(0.05)	$(0.05)	$12.01	30.75%	$ 160	0.89%	0.29%	1.22%	7%
12/31/20	12.01	0.05	5.92	5.97	(0.14)	(1.53)	(1.67)	16.31	52.09	704	0.88	0.28	0.34	13
12/31/21	16.31	0.05	3.48	3.53	(0.03)	(0.71)	(0.74)	19.10	21.93	2,305	0.87	0.27	0.28	5
12/31/22	19.10	0.04	(5.84)	(5.80)	(0.11)	(1.99)	(2.10)	11.20	(29.90)	1,668	0.87	0.27	0.30	3
12/31/23	11.20	0.09	3.97	4.06	(0.22)	(1.56)	(1.78)	13.48	38.35	4,405	0.88	0.28	0.73	6
SA American Funds Growth Portfolio — Class 3
12/31/19	9.24	0.05	2.75	2.80	—	(0.05)	(0.05)	11.99	30.39	377,823	1.14	0.54	0.47	7
12/31/20	11.99	0.01	5.91	5.92	(0.11)	(1.53)	(1.64)	16.27	51.72	544,907	1.13	0.53	0.04	13
12/31/21	16.27	(0.00)	3.48	3.48	(0.00)	(0.71)	(0.71)	19.04	21.69	828,279	1.12	0.52	(0.02)	5
12/31/22	19.04	0.01	(5.82)	(5.81)	(0.08)	(1.99)	(2.07)	11.16	(30.09)	687,642	1.12	0.52	0.10	3
12/31/23	11.16	0.01	4.00	4.01	(0.19)	(1.56)	(1.75)	13.42	38.00	891,920	1.13	0.53	0.08	6
SA American Funds Growth-Income Portfolio — Class 1
12/31/19	9.54	0.21	2.28	2.49	—	(0.05)	(0.05)	11.98	26.17	159	0.91	0.31	2.06	4
12/31/20	11.98	0.18	1.27	1.45	(0.23)	(1.41)	(1.64)	11.79	13.47	567	0.89	0.29	1.60	9
12/31/21	11.79	0.17	2.63	2.80	(0.15)	(0.45)	(0.60)	13.99	24.08	1,982	0.89	0.29	1.30	7
12/31/22	13.99	0.14	(2.49)	(2.35)	(0.14)	(0.36)	(0.50)	11.14	(16.49)	1,540	0.88	0.28	1.21	7
12/31/23	11.14	0.18	2.57	2.75	(0.31)	(1.04)	(1.35)	12.54	26.10	2,406	0.89	0.29	1.50	4
SA American Funds Growth-Income Portfolio — Class 3
12/31/19	9.54	0.15	2.30	2.45	—	(0.05)	(0.05)	11.94	25.75	285,659	1.15	0.55	1.37	4
12/31/20	11.94	0.12	1.30	1.42	(0.20)	(1.41)	(1.61)	11.75	13.25	325,404	1.14	0.54	1.09	9
12/31/21	11.75	0.11	2.64	2.75	(0.13)	(0.45)	(0.58)	13.92	23.68	425,777	1.13	0.53	0.88	7
12/31/22	13.92	0.12	(2.49)	(2.37)	(0.11)	(0.36)	(0.47)	11.08	(16.74)	361,297	1.13	0.53	1.04	7
12/31/23	11.08	0.13	2.58	2.71	(0.28)	(1.04)	(1.32)	12.47	25.85	431,862	1.14	0.54	1.08	4

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(5)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3),(4)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3),(5)	Portfolio turnover
SA American Funds VCP Managed Allocation Portfolio — Class 1
12/31/19	$12.68	$0.06	$ 2.32	$ 2.38	$(0.07)	$(0.18)	$(0.25)	$14.81	18.81%	$ 130	0.98%	0.28%	0.42%	4%
12/31/20	14.81	0.21	1.21	1.42	—	(0.04)	(0.04)	16.19	9.57	255	0.97	0.27	1.38	5
12/31/21	16.19	0.23	2.14	2.37	(0.25)	(0.92)	(1.17)	17.39	14.99	947	0.96	0.26	1.37	3
12/31/22	17.39	0.31	(3.28)	(2.97)	(0.19)	(0.53)	(0.72)	13.70	(16.97)	962	0.96	0.26	2.10	2
12/31/23	13.70	0.20	1.91	2.11	(0.31)	(0.51)	(0.82)	14.99	15.92	821	0.97	0.27	1.36	1
SA American Funds VCP Managed Allocation Portfolio — Class 3
12/31/19	12.67	0.01	2.33	2.34	(0.04)	(0.18)	(0.22)	14.79	18.48	1,982,324	1.23	0.53	0.11	4
12/31/20	14.79	0.21	1.17	1.38	—	(0.04)	(0.04)	16.13	9.32	2,113,978	1.22	0.52	1.39	5
12/31/21	16.13	0.15	2.17	2.32	(0.21)	(0.92)	(1.13)	17.32	14.73	2,319,091	1.21	0.51	0.85	3
12/31/22	17.32	0.25	(3.24)	(2.99)	(0.15)	(0.53)	(0.68)	13.65	(17.18)	1,825,265	1.21	0.51	1.67	2
12/31/23	13.65	0.16	1.90	2.06	(0.27)	(0.51)	(0.78)	14.93	15.57	1,895,451	1.22	0.52	1.11	1

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(5)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (five of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 23, 2024

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

27

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT—December 31, 2023 (unaudited)

At a meeting held on October 12, 2023, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”), including the Trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and VCP Managed Asset Allocation Portfolio (collectively, the “Portfolios”) the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)

the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios;

(3)

the size and structure of the investment advisory fee and any other material payments to the Adviser and, in connection therewith, a review of the costs of services provided and the profits of SunAmerica Series Trust (the “Trust”) realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust; and

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and its affiliates.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio and manages the daily business affairs of the Trust, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance and other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica’s investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SunAmerica’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SunAmerica’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

28

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT—December 31, 2023 (unaudited)— (continued)

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The performance information included annualized returns for the period since inception and the one-, three-, five-and ten-year periods, as applicable, ended June 30, 2023 from Broadridge and performance information as of June 30, 2023 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

The Boards considered that certain Portfolios pay advisory fees indirectly to Capital Research & Management Company (“Capital Research”) through their investment in the master funds. The Boards further considered the amount of such fees and the amount of the management fees paid to SunAmerica and determined that the amounts paid to SunAmerica by such Portfolios were reasonable in light of the services performed by SunAmerica.

•	SA American Funds® Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five and ten-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into account management’s discussion of the Master Fund’s performance and noted the narrower range of underperformance relative to the medians.

•	SA American Funds® Global Growth Portfolio (master-feeder fund advised by Capital Research/SunAmerica). The Board considered that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive 0.70% of its investment advisory fee.

The Board considered that the Portfolio performed above its benchmark index for the one-, five- and ten-year periods and below that index for the three-year period. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and above the medians for the five- and ten-year periods. The Board took into account management’s discussion of the Master Fund’s performance.

•	SA American Funds® Growth-Income Portfolio (master-feeder fund advised by Capital Research/SunAmerica). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into account management’s discussion of the Master Fund’s performance.

•	SA American Funds® Growth Portfolio (master-feeder fund advised by Capital Research/SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio performed above its benchmark index for the one-, five- and ten-year periods and below that index for the three-year period. The Board further considered that the Portfolio performed above the medians of its Performance Group for the three-, five- and ten-year periods and below the median for the one-year period. The Board took into account management’s discussion of the Master Fund’s performance.

•	SA American Funds® VCP Managed Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SunAmerica). The Board noted that actual management fees were below and total expenses were above the medians of its Expense Group. The Board further noted that SunAmerica has contractually agreed to waive 0.70% of its advisory fee and that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s expenses.

The Board considered that the Portfolio performed above its benchmark index for the five-year period and below that index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took into account management’s discussion of the Master Fund’s performance.

29

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT—December 31, 2023 (unaudited)— (continued)

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of Corebridge Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale. The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

Terms of Advisory Agreement. The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SunAmerica as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica.

Conclusions. In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

30

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees
Tracey C. Doi Age: 62	Trustee	2021- Present	Controller, Vice President, Toyota Motor Sales (2000-2003), Chief Financial Officer, Group Vice President of Toyota Motor North America (2003-2022); Board Member, National Asian American Chamber of Commerce (2012-Present); Board Governor, Japanese American National Museum (2005-Present); Board Member, 2020 Women on Boards (nonprofit leadership organization) (2017- Present); Board Member, National Association of Corporate Directors, North Texas (nonprofit leadership organization) (2020- Present).	80	Director, Pentair (industrial-water treatment) (August 2023 - Present); Director, Quest Diagnostics (healthcare) (2021-Present); Director, City National Bank (banking) (2016-2022).
Jane Jelenko Age: 75	Trustee	2006- Present	Retired Partner KPMG, LLP and Managing Director, Bearingpoint, Inc. (formerly KPMG Consulting) (2003-Present).	80	Director, Countrywide Bank (banking) (2003-2008); Director, Cathay General Bancorp and Cathay Bank (banking) (2012-2018).
Charles H. Self III Age: 68	Trustee	2021- Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-2021); Chief Investment Officer of Sumnicht & Associates (2014-2021).	80	None.
Bruce G. Willison Age: 75	Trustee and Chairman	2001- Present	Professor of Management, Anderson School at UCLA (1999- 2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010); Chairman of Tyfone, Inc. — Portland, OR (2018-Present); Chairman of Catholic Schools Collaborative (2011- Present); Director of Specialty Family Foundation (2013-Present).	80	Director of NiQ — Portland, OR (2016-2020); Director, GrandPoint Bank (banking), (2011-Present); Director, Indy Mac Bancorp (banking) 2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).
Martha B. Willis(4) Age: 63	Trustee	2023- Present	President and Founder, MBW Consulting (August 2022-Present); Executive Vice President, Chief Marketing Officer of TIAA (June 2020–March 2022); Executive Vice President, Chief Marketing Officer, Nuveen (May 2016-June 2020); Board Member, Nuveen UCITS funds (investment funds) (2019-2021).	80	None.
Christianne F. Kerns(5) Age: 65	Trustee	2023- Present	Managing Partner (2020-Present), Partner (2004-Present), Hahn & Hahn LLP (law firm); Director (2013-Present), Five Acres (non-profit children’s services); Director (2019-Present), Hastings Foundation (non-profit charitable grants for pulmonary research); and Advisory Board Member (2018-Present), Pepperdine University.	80	None.
Interested Trustee
John T. Genoy (6) Age: 55	President and Trustee	2021- Present	President of VALIC Company I, Seasons Series Trust, and SAAMCo (2021-Present); Director of SAAMCo (2014-Present: Chief Operating Officer, SAAMCo (2006-Present); Chief Financial Officer, SAAMCo (2002-2021); Senior Vice President, SAAMCo (2021).	80	None.
Officers
Kathleen D. Fuentes Age: 55	Chief Legal Officer, Vice President, and Secretary	2015- Present	Senior Vice President and General Counsel, SAAMCo (2023-Present); Vice President and Chief Legal Officer, SAAMCo (2006-2023).	N/A	N/A
Christopher C. Joe Age: 54	Chief Compliance Officer and Vice President	2017- Present	Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-2019); Chief Compliance Officer, Invesco PowerShares (2011-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

31

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)— (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Officers
Gregory N. Bressler Age: 57	Vice President and Assistant Secretary	2005- Present	Assistant Secretary, SunAmerica (2021-Present); Senior Vice President, SAAMCo (2005-Present).	N/A	N/A
Gregory R. Kingston Age: 57	Treasurer and Principal Financial Officer/Principal Accounting Officer	2014- Present	Vice President, SAAMCo (1999-Present); Head of Mutual Fund Administration, SAAMCo (2014-Present).	N/A	N/A
Shawn Parry Age: 51	Vice President and Assistant Treasurer	2014- Present	Vice President, SAAMCo (2014-Present); Assistant Vice President, SAAMCo (2010-2014)	N/A	N/A
Donna McManus Age: 62	Vice President and Assistant Treasurer	2014- Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2000-2014).	N/A	N/A
Matthew J. Hackethal Age: 52	Anti-Money Laundering Compliance Officer	2006- Present	Vice President, SAAMCo (2011-Present); Acting Chief Compliance Officer, SAAMCo (2016-2017); Chief Compliance Officer, SAAMCo (2006-Present).	N/A	N/A
Salimah Shamji Age: 52	Vice President	2020- Present	Vice President, SAAMCo (2008-Present).	N/A	N/A
Christopher J. Tafone Age: 48	Vice President and Assistant Secretary	2021- Present (Vice President); 2016- Present (Assistant Secretary)	Vice President, SAAMCo (2016-Present); Associate General Counsel, Corebridge Life & Retirement (2016-Present).	N/A	N/A
†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)

Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

(2)

The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (61 portfolios), Seasons Series Trust (19 portfolios) and VALIC Company I (36 portfolios).

(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Ms. Willis was elected as a new Independent Trustee to the Trust’s Board as of the close of business on January 19, 2023.
(5)	Ms. Kerns was appointed as a new Independent Trustee to the Trust’s Board as of October 13, 2023.
(6)	Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President and COO of SunAmerica.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

32

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2023.

During the year ended December 31, 2023 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction
SA American Funds Asset Allocation Portfolio Class 1	$2.06	$0.44	$—	$1.62	64.00%
SA American Funds Asset Allocation Portfolio Class 3	2.02	0.40	—	1.62	64.00
SA American Funds Global Growth Portfolio Class 1	1.70	0.11	—	1.59	100.00
SA American Funds Global Growth Portfolio Class 3	1.67	0.08	—	1.59	100.00
SA American Funds Growth Portfolio Class 1	1.78	0.22	—	1.56	100.00
SA American Funds Growth Portfolio Class 3	1.75	0.19	—	1.56	100.00
SA American Funds Growth-Income Portfolio Class 1	1.35	0.31	—	1.04	100.00
SA American Funds Growth-Income Portfolio Class 3	1.32	0.28	—	1.04	100.00
SA American Funds VCP Managed Allocation Portfolio Class 1	0.82	0.31	—	0.51	100.00
SA American Funds VCP Managed Allocation Portfolio Class 3	0.78	0.27	—	0.51	100.00

*	Short-term capital gains are treated as ordinary income for tax purposes

33

SUNAMERICA SERIES TRUST

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2023.

The following graphs and tables show the performance of the Portfolios at the SunAmerica Series Trust Feeder Funds level and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indexes.

The SA American Funds portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

34

SUNAMERICA SERIES TRUST SA American Funds Asset Allocation Portfolio — Class 3

COMPARISON: PORTFOLIOS VS. INDEXES (unaudited)

SA American Funds Asset Allocation Portfolio Average Annual Total Returns as of 12/31/23
	1-year	5-year	10-year	Since Inception
Class 1*	14.27%	9.18%	N/A	8.03%
Class 3*	13.90%	8.91%	6.95%	6.68%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2

The Bloomberg U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

3	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA American Funds Asset Allocation Portfolio — Class 3 (Feeder Fund), which is a mix of stocks and bonds, returned 13.90% for the twelve months ended December 31, 2023. The S&P 500® Index returned 26.29% over the same period, while the Bloomberg U.S. Aggregate Bond Index returned 5.53%. The Blended Index (60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index) returned 17.67%. The American Funds Insurance Series® Asset Allocation Fund — Class 1 (Master Fund), which is a mix of stocks and bonds, returned 14.55% for the annual period.

U.S. equities advanced amid strong economic growth, moderating inflation and a slowdown in the pace of U.S. Federal Reserve interest rate hikes despite market jitters over a major banking crisis and wars in Ukraine and the Middle East. The information technology, consumer discretionary and communication services sectors led as growth stocks significantly outpaced value. Bond markets also rebounded, rallying on expectations that the U.S. Federal Reserve, the European Central Bank and others are not only done with rate hikes but planning rate cuts in 2024. Virtually all segments of the bond market generated strong returns in contrast to the severe 2022 downturn.

Within equities, investment selection within the energy and communication services sectors were among the top contributors to returns relative to the S&P 500® Index. Results were helped by holdings in Broadcom, which saw returns over the period that outpaced the S&P 500® Index as falling interest rate expectations raised hopes of an overall improvement in global demand for electronics products. On the downside, a smaller-than-benchmark weight in the information technology sector and stock selection within the consumer discretionary sector weighed on relative returns. The Portfolio’s lower-than-benchmark holding in Apple also detracted. Overall, the Portfolio’s fixed income investments were additive to returns relative to the Bloomberg U.S. Aggregate Bond Index. Sector and security selection contributed positively to results, while duration and curve positioning detracted. Out-of-benchmark positions within U.S. Treasury Inflation-Protected Securities (TIPS) and high-yield bonds also added to returns. Derivatives, which are used as tools for implementing the Portfolio’s duration, curve and credit positioning, detracted from results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

35

SUNAMERICA SERIES TRUST SA American Funds Global Growth Portfolio — Class 3

COMPARISON: PORTFOLIOS VS. INDEXES (unaudited)

SA American Funds Global Growth Portfolio Average Annual Total Returns as of 12/31/23
	1-year	5-year	10-year	Since Inception
Class 1*	22.52%	13.62%	N/A	11.24%
Class 3*	22.36%	13.35%	9.28%	8.64%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 24 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA American Funds Global Growth Portfolio — Class 3 (Feeder Fund) returned 22.36% for the twelve months ended December 31, 2023, compared with a 22.20% return for the MSCI ACWI (net) Index. The American Funds Insurance Series® Global Growth Fund — Class 1 (Master Fund) returned 22.91% for the annual period.

Global stocks rallied, bouncing back from the severe losses of 2022. Stocks advanced in nearly all major developed markets, led by the U.S., Europe and Japan. Many emerging markets also posted solid gains, particularly Brazil and India, even as stocks in China fell sharply. Markets moved higher despite rising geopolitical risks, including ongoing conflicts in Ukraine and the Middle East. All sectors rose in the MSCI ACWI (net) Index, boosted by signs of falling inflation and indications that many of the world’s central banks may be done raising interest rates. Information technology stocks enjoyed the largest gains, fueled in part by rapid advancements in artificial intelligence. Consumer staples, health care and utilities stocks lagged the MSCI ACWI (net) Index.

Within the Master fund, sector selection in the utilities and financials sectors were among the top contributors to relative returns. Larger-than-index positions in Novo Nordisk and Chipotle Mexican Grill were among the top individual contributors to the Portfolio. Danish biopharmaceutical firm Novo Nordisk, an innovator in the treatment and management of diabetes and obesity, saw its shares rise on strong financial results and clinical trial outcomes. Meanwhile, Chipotle experienced double-digit revenue growth in 2023, driven by strong earnings and higher operating margin. On the downside, sector selection in health care and stock selection in information technology detracted from relative results. Smaller-than-benchmark weights in Apple and Amazon.com were among the top individual detractors. On a geographic basis, stocks of companies domiciled in the United States and Denmark were among the top contributors to results, while stocks of companies based in Germany and Hong Kong were among the top detractors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

36

SUNAMERICA SERIES TRUST SA American Funds Growth Portfolio — Class 3

COMPARISON: PORTFOLIOS VS. INDEXES (unaudited)

SA American Funds Growth Portfolio Average Annual Total Returns as of 12/31/23
	1-year	5-year	10-year	Since Inception
Class 1*	38.35%	18.65%	N/A	16.78%
Class 3*	38.00%	18.36%	14.04%	10.81%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA American Funds Growth Portfolio — Class 3 (Feeder Fund) returned 38.00% for the twelve months ended December 31, 2023, compared with a 26.29% return for the S&P 500® Index. The American Funds Insurance Series® Growth Fund — Class 1 (Master Fund) returned 38.81% for the annual period.

U.S. equities advanced amid strong economic growth, moderating inflation and a slowdown in the pace of U.S. Federal Reserve interest rate hikes despite market jitters over a major banking crisis and wars in Ukraine and the Middle East. The information technology, consumer discretionary and communication services sectors led as growth stocks significantly outpaced value. The Nasdaq Composite, a market capitalization-weighted index that is heavily weighted toward the technology sector, soared 44.64%.

Stock selection within the communication services and industrials sectors were the top contributors to relative returns. A larger-than-benchmark position in Meta Platforms buoyed results as the company adopted a posture of cost cutting and operational efficiency that, when combined with strong user growth, drove near record-high revenue. On the downside, a lower-than-benchmark position in the information technology sector weighed on results and a smaller-than-benchmark position in NVIDIA detracted from returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

37

SUNAMERICA SERIES TRUST SA American Funds Growth-Income Portfolio — Class 3

COMPARISON: PORTFOLIOS VS. INDEXES (unaudited)

SA American Funds Growth-Income Portfolio Average Annual Total Returns as of 12/31/23
	1-year	5-year	10-year	Since Inception
Class 1*	26.10%	13.34%	N/A	12.32%
Class 3*	25.85%	13.04%	10.59%	8.69%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA American Funds Growth-Income Portfolio — Class 3 (Feeder Fund) returned 25.85% for the 12 months ended December 31, 2023, while the S&P 500® Index returned 26.29% over the same period. The American Funds Insurance Series® Growth-Income Fund — Class 1 (Master Fund) returned 26.47% for the annual period.

U.S. equities advanced amid strong economic growth, moderating inflation and a slowdown in the pace of U.S. Federal Reserve interest rate hikes despite market jitters over a major banking crisis and wars in Ukraine and the Middle East. The information technology, consumer discretionary and communication services sectors led as growth stocks significantly outpaced value. A strong labor market and resilient consumer spending helped the U.S. economy avoid a recession, which once seemed inevitable, and inflation declined rapidly throughout the year.

Investments within the health care and financials sectors were top contributors to the Master fund’s relative returns. Larger-than-benchmark positions in Broadcom and General Electric were top individual contributors, as these stocks outpaced the S&P 500® Index. On the downside, sector selection in the information technology and consumer discretionary sectors dragged on Portfolio returns. Smaller-than-benchmark positions in Apple and NVIDIA detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

38

SUNAMERICA SERIES TRUST SA American Funds VCP Managed Allocation Portfolio — Class 3

COMPARISON: PORTFOLIOS VS. INDEXES (unaudited)

SA American Funds VCP Managed Allocation Portfolio Average Annual Total Returns as of 12/31/23
	1-year	5-year	10-year	Since Inception
Class 1*	15.92%	7.58%	N/A	6.67%
Class 3*	15.57%	7.30%	5.29%	6.52%
*	Inception date for Class 1: 09/26/16; Class 3: 10/15/12.

1

The S&P 500® Managed Risk Index — Moderate is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA American Funds VCP Managed Allocation Portfolio — Class 3 (Feeder Fund) returned 15.57% for the twelve months ended December 31, 2023. The S&P 500® Managed Risk Index — Moderate Index returned 16.81% over the same period. The American Funds Insurance Series® Managed Risk Growth-Income Fund — Class P1 (Master Fund) returned 16.17% for the period.

The SA American Funds VCP Managed Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series® Managed Risk Growth-Income Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series® Growth-Income Fund and American Funds Insurance Series® The Bond Fund of America while seeking to manage Portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Master Fund’s results can be expected to lag those of the Master Fund’s underlying funds.

The underlying American Funds Insurance Series® Growth-Income Fund’s investments within the health care and financials sectors were the top contributors to relative returns. On the downside, sector selection in the information technology and consumer discretionary sectors weighed on relative results. The managed risk strategy, which is designed to help the Master fund during periods of high volatility, detracted from returns overall, though it helped reduce the volatility relative to its Master Fund’s underlying funds. The equity future overlay was the largest detractor while the U.S. Treasury future and option overlays moderately detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

39

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

40

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.17 (2/24)

American Funds
Insurance Series®
Annual report for the year ended December 31, 2023

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

50	Global Growth Fund

55	Global Small Capitalization Fund

62	Growth Fund

69	International Fund

74	New World Fund®

88	Washington Mutual Investors Fund

93	Capital World Growth and Income Fund®

101	Growth-Income Fund

107	International Growth and Income Fund

113	Capital Income Builder®

134	Asset Allocation Fund

166	American Funds® Global Balanced Fund

182	The Bond Fund of America®

218	Capital World Bond Fund®

239	American High-Income Trust®

258	American Funds Mortgage Fund®

266	Ultra-Short Bond Fund

268	U.S. Government Securities Fund®

280	Managed Risk Growth Fund

282	Managed Risk International Fund

284	Managed Risk Washington Mutual Investors Fund

286	Managed Risk Growth-Income Fund

288	Managed Risk Asset Allocation Fund

290	Financial statements

Fellow investors:

We are pleased to present the annual report for American Funds Insurance Series® for the year ended December 31, 2023.

Regarding the investment environment, global stocks rallied, bouncing back from the severe losses of 2022. Stocks advanced in nearly all major developed markets, led by the U.S., Europe and Japan. Many emerging markets also posted solid gains, particularly Brazil and India, even as stocks in China fell sharply. Markets moved higher despite rising geopolitical risks, including ongoing conflicts in Ukraine and the Middle East.

All sectors rose in the MSCI All Country World Index1, boosted by signs of falling inflation and indications that many of the world’s central banks may be done raising interest rates. Information technology stocks enjoyed the largest gains, fueled in part by rapid advancements in artificial intelligence. Consumer staples, health care and utilities stocks lagged the overall market.

U.S. equities advanced amid economic growth, moderating inflation and a slowdown in the pace of U.S. Federal Reserve interest rate hikes. Despite market jitters over a major banking crisis in March/April, and wars in Ukraine and the Middle East, the S&P 500 Index2 climbed 26.29%. The information technology, consumer discretionary and communication services sectors led as growth stocks significantly outpaced value.

European stocks rallied as inflation declined from high levels, raising expectations that European Central Bank officials will begin cutting interest rates in 2024. Stock prices moved higher throughout the 20-member eurozone despite signs of weakening economic growth in most countries, including Germany and France, Europe’s largest economies. Overall, the MSCI Europe Index3 rose 19.89% for U.S. dollar-based investors and 14.30% in local currency terms.

Emerging markets stocks rose despite China’s slowing economy. Interest rate cuts in several developing countries as well as expected cuts in the U.S. helped returns, along with economic growth and U.S. dollar weakness. Overall, the MSCI Emerging Markets Index4 gained 9.83%.

Bonds markets also rebounded, rallying on expectations that the U.S. Federal Reserve, the European Central Bank and others are not only done with rate hikes but are planning rate cuts in 2024. Virtually all segments of the bond market generated strong returns in contrast to the severe downturn in 2022.

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

1

Source: MSCI. MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends net of withholding taxes.

2	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
3

Source: MSCI. MSCI Europe Index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 10 developed equity markets in Europe. Results reflect dividends net of withholding taxes.

4

Source: MSCI. MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results reflect dividends net of withholding taxes.

Past results are not predictive of results in future periods.

American Funds Insurance Series  1

The U.S. Treasury yield curve5 steepened modestly as the two-year yield fell 18 basis points (bps) to end at 4.25% while the 10-year yield ended unchanged at 3.88%. All major U.S. fixed income sectors posted positive returns. The Bloomberg U.S. Aggregate Index6 advanced 5.53%. Corporate markets led U.S. bond returns for the year. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index7 and Bloomberg U.S. Corporate Investment Grade Index8 rose 13.44% and 8.52%, respectively. Both sectors benefited from narrowing spreads, 9 which fell 146 bps for high-yield bonds and 31 bps for investment-grade corporates.

In foreign exchange markets, the U.S. dollar fluctuated, and by year-end, had registered small to moderate declines against the euro, the British pound, the Brazilian real and most other currencies.

Looking ahead

The strong stock market returns of 2023, after a rough 2022, were a surprise to many. It is testimony to the power of factors such as interest rates and the economy, as well as prospects for individual stocks (for example, the potential positive impact of artificial intelligence), over the persistent negative headlines we read in the media. That is good news for investors like us, who focus on the long run.

Going forward into 2024, big questions remain. One question is certainly inflation and its impact on interest rates. From a starting point of 3% to 4%, many market participants expect U.S. inflation to soon drop into the 2% to 3% range and put downward pressure on interest rates. While that may happen, we would not be surprised to see inflation remain a bit more persistent than these expectations.

Another question is geopolitical risk. The market digested the ongoing conflicts in Ukraine and the Middle East with no real issues in 2023, but the possibility of further spread remains. We hope for peace but must prepare for any outcome.

A final question to mention is the U.S. election. Elections often have an impact on markets, and that’s especially true when the outcome is as uncertain as it is this year. It is currently difficult to handicap how many candidates will draw meaningful votes, much less predict the winner.

All in all, it is likely that stock markets in 2024 will not be as strong as they were in 2023, but that doesn’t mean investors should worry. Less positive does not mean negative, and that is especially true for returns in the long run. As investors, we (like you) know the value of holding companies that have good fundamentals and reasonable valuation, which can offer superior outcomes over time. We believe this is a successful long term investment strategy, one that we have employed since the inception of our firm.

We will continue to conduct world-class research and to utilize The Capital SystemTM of investment management. Armed with deep knowledge and aided by robust internal debate, our portfolio managers and investment analysts focus on their highest conviction ideas. This is the time-tested process we use to pursue favorable risk-adjusted returns for our shareholders. We thank you for your continued support of our efforts and look forward to reporting back to you in six months.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro

Co-President

February 12, 2024

[5]

Yield curves plot interest rates of bonds of equal credit and different maturities. They include normal, inverted and flat. Normal curves point to economic expansion, and downward-sloping curves point to economic recession. (Source: Investopedia.com.)

[6]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market.
[7]

Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.

[8]

Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

[9]

The difference in yield between a U.S. Treasury and a corporate bond of the same maturity is referred to as a credit spread, also known as a yield spread. Historically, spreads tend to narrow when the economy is doing well, and they tend to widen when the economy is doing poorly. (Source: Investopedia.com.)

Past results are not predictive of results in future periods.

2  American Funds Insurance Series

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2024. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. The waivers and reimbursement will be in effect through at least May 1, 2024, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series® – Growth Fund and American Funds Insurance Series® – The Bond Fund of America. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series® – International Fund and American Funds Insurance Series® – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series® – Washington Mutual Investors Fund and American Funds Insurance Series® – U.S. Government Securities Fund. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series® – Growth-Income Fund and American Funds Insurance Series® – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series® – Asset Allocation Fund. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series  3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund increased 22.91% for the 12 months ended December 31, 2023, compared with a return of 22.20% in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rallied, bouncing back from the severe losses of 2022. Stocks advanced in nearly all major developed markets, led by the U.S., Europe and Japan. Many emerging markets also posted solid gains, particularly Brazil and India, even as stocks in China fell sharply. Markets moved higher despite rising geopolitical risks, including ongoing conflicts in Ukraine and the Middle East.

All sectors rose in the MSCI ACWI, boosted by signs of falling inflation and indications that many of the world’s central banks may be done raising interest rates. Information technology stocks enjoyed the largest gains, fueled in part by rapid advancements in artificial intelligence. Consumer staples, health care and utilities stocks lagged the overall market.

Within the fund, sector selection in the utilities and financials sectors were among the top contributors to relative returns.2 Larger-than-index positions in Novo Nordisk and Chipotle Mexican Grill were among the top individual contributors to the portfolio. Danish biopharmaceutical firm Novo Nordisk, an innovator in the treatment and management of diabetes and obesity, saw its shares rise on strong financial results and clinical trial outcomes. Meanwhile, Chipotle experienced double-digit revenue growth in 2023, driven by strong earnings and higher operating margin. On the downside, sector selection in health care and stock selection in information technology detracted from relative results. Smaller-than-benchmark weights in Apple and Amazon.com were among the top individual detractors.

On a geographic basis, stocks of companies domiciled in the United States and Denmark were among the top contributors to results, while stocks of companies based in Germany and Hong Kong were among the top detractors.

The fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products and services, and whose values are not yet fully reflected in their share prices.

4  American Funds Insurance Series

 Global Growth Fund (continued)

How a hypothetical $10,000 investment has grown
Total returns based on a $1,000 investment	For periods ended December 31, 2023[3]
		1 year	5 years	10 years	Lifetime (since April 30, 1997)	Gross expense ratio	Net expense ratio
	Class 1	22.91%	13.93%	9.85%	10.04%	0.52%	0.41%
	Class 1A	22.60	13.65	9.58	9.77	0.77	0.66
	Class 2	22.60	13.65	9.58	9.77	0.77	0.66
	Class 4	22.29	13.36	9.30	9.51	1.02	0.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]  Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]  Relative returns refers to the difference between the returns of a fund and the returns of its benchmark index. (Source: Investopedia. com.)

[3]  Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund advanced 16.45% for the 12 months ended December 31, 2023. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, returned 16.84%.

Global stocks rallied, bouncing back from the severe losses of 2022. Stocks advanced in nearly all major developed markets, led by the U.S., Europe and Japan. Many emerging markets also posted solid gains, particularly Brazil and India, even as stocks in China fell sharply. Markets moved higher despite rising geopolitical risks, including ongoing conflicts in Ukraine and the Middle East.

All sectors rose in the MSCI All Country World Index, boosted by signs of falling inflation and indications that many of the world’s central banks may be done raising interest rates. Information technology stocks enjoyed the largest gains, fueled in part by rapid advancements in artificial intelligence. Consumer staples, health care and utilities stocks lagged the overall market.

Within the portfolio, stock selection within the financials sector contributed positively to relative returns.2 A larger-than-index investment in Draftkings was among the fund’s top individual contributors over the period. On the downside, stock selection within the information technology sector detracted from returns. Within individual securities, health care provider Insulet was a top detractor, as its stock lagged the broader market.

Geographically, investments in companies domiciled in the United States and India were overall additive to returns, while investments in those domiciled in Italy and China were detractors, overall.

Looking ahead, one thing that the portfolio managers know is that unexpected events will shape the market environment in 2024. That said, we also believe our robust global research will allow us to continue to identify attractive investment opportunities in companies with long-term potential. We thank you for the support you have shown for the fund thus far and we look forward to reporting back to you in another six months.

6  American Funds Insurance Series

Global Small Capitalization Fund (continued)

How a hypothetical $10,000 investment has grown
Total returns based on a $1,000 investment	For periods ended December 31, 2023[3]
		1 year	5 years	10 years	Lifetime (since April 30, 1998)	Gross expense ratio	Net expense ratio
	Class 1	16.45%	8.57%	6.04%	8.70%	0.70%	0.66%
	Class 1A	16.15	8.31	5.79	8.43	0.95	0.91
	Class 2	16.17	8.31	5.78	8.43	0.95	0.91
	Class 4	15.79	8.03	5.51	8.16	1.20	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]   Relative returns refers to the difference between the returns of a fund and the returns of its benchmark index. (Source: Investopedia. com.)

[3]   Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund returned 38.81% for the 12 months ended December 31, 2023, compared with an increase of 26.29% in its benchmark index, S&P 500 Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities advanced amid strong economic growth, moderating inflation and a slowdown in the pace of U.S. Federal Reserve interest rate hikes despite market jitters over a major banking crisis and wars in Ukraine and the Middle East. The information technology, consumer discretionary and communication services sectors led as growth stocks significantly outpaced value. The Nasdaq Composite, a market capitalization-weighted index that is heavily weighted toward the technology sector, soared 43.42%.

Regarding the fund, stock selection within the communication services and industrials sectors were the top contributors to relative returns.2 A larger-than-benchmark position in Meta Platforms buoyed results as the company adopted a posture of cost cutting and operational efficiency that, when combined with strong user growth, drove near record-high revenue. On the downside, a lower-than-benchmark position in the information technology sector weighed on results and a smaller-than-benchmark position in NVIDIA detracted from returns.

Looking forward, the fund’s managers take an overall positive view of economic indicators for the coming year. Inflation has declined meaningfully, although it remains above the Federal Reserve’s target. Likewise, the Fed has paused its recent pattern of interest rate hikes and the U.S. economy has remained incredibly resilient throughout. Whether and when the pause will pivot to rate cuts is likely dependent on how quickly inflation reaches a level the central bank is comfortable with, but the idea of a soft landing seems far more realistic than a year ago. Regardless of the outcome, the managers will continue to focus on opportunities for long-term capital appreciation based on a time-tested investment approach in pursuit of superior returns for investors.

8  American Funds Insurance Series

Growth Fund (continued)

How a hypothetical $10,000 investment has grown
Total returns based on a $1,000 investment	For periods ended December 31, 2023[3]
		1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
	Class 1	38.81%	18.97%	14.64%	13.24%	0.34%
	Class 1A	38.47	18.68	14.36	12.96	0.59
	Class 2	38.49	18.68	14.36	12.96	0.59
	Class 3	38.56	18.76	14.43	13.04	0.52
	Class 4	38.13	18.38	14.07	12.68	0.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: S&P Dow Jones Indices LLC. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]   Relative returns refers to the difference between the returns of a fund and the returns of its benchmark index. (Source: Investopedia. com.)

[3]   Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund returned 16.12% for the 12 months ended December 31, 2023, compared with the 15.62% return of its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.).

Global stocks rallied, bouncing back from the severe losses of 2022. Stocks advanced in nearly all major developed markets, led by the U.S., Europe and Japan. Many emerging markets also posted solid gains, particularly Brazil and India, even as stocks in China fell sharply. Markets moved higher despite rising geopolitical risks, including ongoing conflicts in Ukraine and the Middle East.

All sectors rose in the MSCI ACWI ex USA, boosted by signs of falling inflation and indications that many of the world’s central banks may be done raising interest rates. Information technology stocks enjoyed the largest gains, fueled in part by rapid advancements in artificial intelligence. Consumer staples, health care and utilities stocks lagged the overall market.

Within the portfolio, stock selection within the information technology and consumer discretionary sectors boosted relative returns.2 Within individual securities, a larger-than-index position in South Korean chipmaker SK Hynix was among the top individual contributors. On the downside, stock selection within the materials and financials sectors dragged on returns. A larger-than-index position in the Canadian mining and metals company, First Quantum Minerals, was a detractor.

The new year looks to continue current macroeconomic uncertainty and trends stemming from shifting monetary policies and geopolitical tensions around the world. Overall, the fund’s portfolio managers have a positive view of economic indicators for the coming year and, supported by our global research capabilities, believe they will continue to identify attractive investment opportunities in companies with long-term potential for investors.

10  American Funds Insurance Series

International Fund (continued)

How a hypothetical $10,000 investment has grown
Total returns based on a $1,000 investment	For periods ended December 31, 2023[3]

		1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio
	Class 1	16.12%	5.10%	3.67%	7.33%	0.53%
	Class 1A	15.85	4.83	3.42	7.06	0.78
	Class 2	15.84	4.83	3.41	7.06	0.78
	Class 3	15.99	4.92	3.49	7.13	0.71
	Class 4	15.56	4.58	3.15	6.80	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]   Relative returns refers to the difference between the returns of a fund and the returns of its benchmark index. (Source: Investopedia. com.)

[3]   Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund returned 16.22% for the 12 months ended December 31, 2023. Its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), advanced 22.20%. The MSCI Emerging Markets (EM) Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), returned 9.83%.

Global stocks rallied, bouncing back from the severe losses of 2022. Stocks advanced in nearly all major developed markets, led by the U.S., Europe and Japan. Many emerging markets also posted solid gains, particularly Brazil and India, even as stocks in China fell sharply. Markets moved higher despite rising geopolitical risks, including ongoing conflicts in Ukraine and the Middle East.

All sectors rose in the MSCI ACWI, boosted by signs of falling inflation and indications that many of the world’s central banks may be done raising interest rates. Information technology stocks enjoyed the largest gains, fueled in part by rapid advancements in artificial intelligence. Consumer staples, health care and utilities stocks lagged the overall market.

Emerging markets stocks rose despite China’s slowing economy. Interest rate cuts in several developing countries as well as expected cuts in the U.S. helped returns, along with economic growth and U.S. dollar weakness.

Within the portfolio, stock selection in the health care and consumer staples sectors contributed to the fund’s relative returns.2 Danish biopharmaceutical firm Novo Nordisk was a top individual contributor, as its stock saw returns that outpaced the broader market. Online e-commerce firm MercadoLibre was also a positive contributor. On the downside, stock selection within the information technology sector dragged on relative returns. Among individual securities, smaller-than-benchmark positions in NVIDIA and Apple detracted from relative results.

The investment environment remains challenging, with a wide range of uncertainties affecting equity prices, including global shifts in monetary policy and elevated geopolitical tensions. The portfolio managers believe the fund’s flexibility in seeking investments in both the developed world and emerging markets will provide significant opportunities in these conditions. They remain confident that on-the-ground research, a cornerstone of their investment process, will provide highly differentiated investment insights leading to potentially superior outcomes over the long term.

12  American Funds Insurance Series

New World Fund® (continued)

How a hypothetical $10,000 investment has grown
Total returns based on a $1,000 investment	For periods ended December 31, 2023[3]
		1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio
	Class 1	16.22%	8.90%	4.95%	7.79%	0.64%	0.57%
	Class 1A	15.98	8.63	4.69	7.52	0.89	0.82
	Class 2	15.99	8.64	4.69	7.52	0.89	0.82
	Class 4	15.67	8.37	4.43	7.26	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]   Relative returns refers to the difference between the returns of a fund and the returns of its benchmark index. (Source: Investopedia. com.)

[3]   Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  13

Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Washington Mutual Investors Fund returned 17.66% for the 12 months ended December 31, 2023. Its benchmark index, S&P 500 Index,[1] a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, advanced 26.29%.

U.S. equities advanced amid strong economic growth, moderating inflation and a slowdown in the pace of U.S. Federal Reserve interest rate hikes despite market jitters over a major banking crisis and wars in Ukraine and the Middle East. The information technology, consumer discretionary and communication services sectors led as growth stocks significantly outpaced value.

Regarding the fund, stock selection in the financials sector was one of the top contributors to relative returns.[2] Among individual securities, a higher-than-benchmark position in Broadcom was a top contributor, as the stock outpaced the broader equity market. On the downside, security selections within the consumer discretionary sector weighed on returns. A lower-than-index position in Amazon.com weighed on relative returns as the stock outpaced the market overall.

Looking ahead, while the market has priced-in a soft landing, an inverted yield curve[3] could signal a looming recession. Offsetting this view has been a string of low unemployment numbers that point to strength in the economy. In the meantime, the Fed appears to remain committed to lowering inflation by holding rates at higher levels for longer. In 2024, the fund’s portfolio managers will begin to get a clean read on the health of the consumer as pandemic-era stimulus and support wanes and the cumulative effects of monetary policy take hold. Those effects could portend higher volatility and more downside in the markets, or taming inflation and a downbeat economy could send stocks higher. Time will tell. Regardless of the outcome, we will continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long-term investment opportunities.

14  American Funds Insurance Series

Washington Mutual Investors Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[4]
					Lifetime	Gross	Net
		1 year	5 years	10 years	(since July 5,2001)	expense ratio	expense ratio
	Class 1	17.66%	12.90%	10.19%	7.42%	0.41%	0.27%
	Class 1A	17.29	12.60	9.92	7.16	0.66	0.52
	Class 2	17.29	12.60	9.91	7.15	0.66	0.52
	Class 4	16.97	12.33	9.64	6.91	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: S&P Dow Jones Indices LLC. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia. com.)

[3]   Yield curves plot interest rates of bonds of equal credit and different maturities. They include normal, inverted and flat. Normal curves point to economic expansion, and downward-sloping curves point to economic recession. (Source: Investopedia.com.)

[4]   Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  15

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Growth and Income Fund returned 21.22% for the 12 months ended December 31, 2023, compared with a 22.20% increase in its benchmark index, MSCI ACWI (All Country World Index),[1] a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rallied, bouncing back from the severe losses of 2022. Stocks advanced in nearly all major developed markets, led by the U.S., Europe and Japan. Many emerging markets also posted solid gains, particularly Brazil and India, even as stocks in China fell sharply. Markets moved higher despite rising geopolitical risks, including ongoing conflicts in Ukraine and the Middle East.

All sectors rose in the MSCI ACWI, boosted by signs of falling inflation and indications that many of the world’s central banks may be done raising interest rates. Information technology stocks enjoyed the largest gains, fueled in part by rapid advancements in artificial intelligence. Consumer staples, health care and utilities stocks lagged the overall market.

Within the portfolio, stock selection within the industrials sector was a top contributor to relative returns.[2] Results were also helped by holdings in Broadcom, which saw returns over the period that outpaced the broader market as falling interest rate expectations raised hopes of an overall improvement in global demand for electronics products. On the downside, the portfolio’s lower-than-benchmark position in NVIDIA and stock selection within the financials sector were among the top detractors to returns. The portfolio’s position in Vale, a Brazil-based mining company, also weighed on returns as shares fell amid faltering Chinese demand and worries on the strength of the country’s economic recovery together with mixed financial results.

On a geographical basis, stocks domiciled in the eurozone contributed the most to relative returns, while the portfolio’s holdings in Brazil were among the largest detractors from overall returns.

Looking ahead, the investment environment remains challenging, with a wide range of uncertainties affecting equity prices, including global shifts in monetary policy and elevated geopolitical tensions. The portfolio managers believe the fund’s flexibility in seeking investments around the world will provide significant opportunities in these conditions. They remain confident that on-the-ground research, a cornerstone of their investment process, will provide highly differentiated investment insights leading to potentially superior outcomes over the long term.

16  American Funds Insurance Series

Capital World Growth and Income Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[3]
		1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio
	Class 1	21.22%	10.60%	7.90%	7.19%	0.51%	0.41%
	Class 1A	20.87	10.33	7.65	6.93	0.76	0.66
	Class 2	20.88	10.34	7.62	6.92	0.76	0.66
	Class 4	20.65	10.07	7.36	6.67	1.01	0.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia. com.)

[3]   Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund returned 26.47% for the 12 months ended December 31, 2023, compared with a return of 26.29% in its benchmark index, S&P 500 Index,[1] a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities advanced amid strong economic growth, moderating inflation and a slowdown in the pace of U.S. Federal Reserve interest rate hikes despite market jitters over a major banking crisis and wars in Ukraine and the Middle East. The information technology, consumer discretionary and communication services sectors led as growth stocks significantly outpaced value. A strong labor market and resilient consumer spending helped the U.S. economy avoid a recession, which once seemed inevitable, and inflation declined rapidly throughout the year.

Regarding the fund, investments within the health care and financials sectors were top contributors to the fund’s relative returns.[2] Larger-than-benchmark positions in Broadcom and General Electric were top individual contributors, as these stocks outpaced the market overall. On the downside, sector selection in the information technology and consumer discretionary sectors dragged on portfolio returns. Smaller-than-benchmark positions in Apple and NVIDIA detracted.

Looking ahead, the fund’s managers take an overall positive view of economic indicators for the coming year. Inflation has declined meaningfully, although it remains above the Federal Reserve’s target. Likewise, the Fed has paused its recent pattern of interest rate hikes and the U.S. economy has remained incredibly resilient throughout. Whether and when the pause will pivot to rate cuts is likely dependent on how quickly inflation reaches a level the central bank is comfortable with, but the idea of a soft landing seems far more realistic than a year ago. As a result, portfolio managers believe the outlook is positive for corporate earnings to improve and for stocks to move higher as a result. They will continue to build positions in companies and stocks in which they see long-term value potential.

18  American Funds Insurance Series

Growth-Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[3]
					Lifetime	Expense
		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	26.47%	13.65%	11.19%	11.38%	0.28%
	Class 1A	26.12	13.36	10.92	11.10	0.53
	Class 2	26.14	13.36	10.91	11.10	0.53
	Class 3	26.23	13.44	10.99	11.18	0.46
	Class 4	25.82	13.08	10.63	10.83	0.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: S&P Dow Jones Indices LLC. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia. com.)

[3]   Periods greater than one year are annualized.

	Percent of net assets
Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund returned 16.08% for the 12 months ended December 31, 2023, compared with a return of 15.62% for its benchmark index, MSCI ACWI (All Country World Index) ex USA,[1] a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks rallied, bouncing back from the severe losses of 2022. Stocks advanced in nearly all major developed markets, led by the U.S., Europe and Japan. Many emerging markets also posted solid gains, particularly Brazil and India, even as stocks in China fell sharply. Markets moved higher despite rising geopolitical risks, including ongoing conflicts in Ukraine and the Middle East.

All sectors rose in the MSCI ACWI ex USA, boosted by signs of falling inflation and indications that many of the world’s central banks may be done raising interest rates. Information technology stocks enjoyed the largest gains, fueled in part by rapid advancements in artificial intelligence. Consumer staples, health care and utilities stocks lagged the overall market.

Regarding the fund, stock selection within the industrials and information technology sectors were additive to relative results.[2] Within individual securities, Danish biopharmaceutical firm Novo Nordisk was a top contributor due to returns that outpaced the broader market. On the downside, security selection within the financials and consumer staples sectors detracted from returns. Positions in British American Tobacco and China-based personal financial services provider Ping An Insurance were among the top individual detractors.

The new year looks to continue current macroeconomic uncertainty and trends stemming from shifting monetary policies and geopolitical tensions around the world. In this environment, the fund’s managers continue to focus on businesses they believe will provide good value over the long-term, as guided by the fundamental, global research that underpins investment decisions.

20  American Funds Insurance Series

International Growth and Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[3]
					Lifetime	Expense
		1 year	5 years	10 years	(since November 18, 2008)	ratio
	Class 1	16.08%	6.38%	3.57%	7.49%	0.56%
	Class 1A	15.92	6.13	3.33	7.24	0.81
	Class 2	15.76	6.11	3.31	7.22	0.81
	Class 4	15.66	5.86	3.06	6.98	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia. com.)

[3]   Periods greater than one year are annualized.

	Percent of net assets
Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, which invests in a mix of stocks and bonds, returned 9.28% for the 12 months ended December 31, 2023. During the same period, the index blend of 70%/30% MSCI ACWI (All Country World Index)/Bloomberg U.S. Aggregate Index1 advanced 17.06%. MSCI ACWI,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), returned

22.20%. The Bloomberg U.S. Aggregate Index,3 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, returned 5.53%.

Global stocks rallied, bouncing back from the severe losses of 2022. Stocks advanced in nearly all major developed markets, led by the U.S., Europe and Japan. Many emerging markets also posted solid gains, particularly Brazil and India, even as stocks in China fell sharply. Markets moved higher despite rising geopolitical risks, including ongoing conflicts in Ukraine and the Middle East.

All sectors rose in the MSCI ACWI, boosted by signs of falling inflation and indications that many of the world’s central banks may be done raising interest rates. Information technology stocks enjoyed the largest gains, fueled in part by rapid advancements in artificial intelligence. Consumer staples, health care and utilities stocks lagged the overall market.

Bond markets also rebounded, rallying on expectations that the U.S. Federal Reserve, the European Central Bank and others are not only done with rate hikes but planning rate cuts in 2024. Virtually all segments of the bond market generated strong returns in contrast to the severe 2022 downturn.

In the equity portfolio, stock selection in the financials sector was a top contributor to relative returns.4 On the downside, a smaller-than-benchmark position in the information technology sector was among the largest detractors from returns.

Sector and security selection was additive to relative returns overall in the fund’s fixed income portfolio, while duration and curve positioning detracted.

While the likelihood of recession may have diminished for now, the fund’s managers are mindful that downside risks remain prevalent. Slowing growth, softening labor markets, rising geopolitical tensions and the 2024 U.S. presidential election all have the potential to impact markets. The managers are cautious about weakening economic activity as the Fed has aggressively raised interest rates and continues to reduce its balance sheet. The fund is well-positioned to use its geographic flexibility to pursue dividend-paying investment opportunities around the world. Fund managers will continue to adhere to the fund’s two primary objectives, which are (1) to seek to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital. This approach may have the potential to generate equity-like returns with relatively less volatility than global markets. The fund’s managers remain optimistic about the companies with growing dividends that were selected for this portfolio through fundamental, bottom-up security selection.

22  American Funds Insurance Series

Capital Income Builder® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[5]
		1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio
	Class 1	9.28%	7.72%	4.83%	0.41%	0.28%
	Class 1A	9.01	7.46	4.58	0.66	0.53
	Class 2	9.01	7.47	4.63	0.66	0.53
	Class 4	8.75	7.18	4.31	0.91	0.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹   Data sources: MSCI and Bloomberg Index Services Ltd. 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[2]   Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

[3]   Source: Bloomberg Index Services Ltd.

[4]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia.com.)

[5]   Periods greater than one year are annualized.

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, returned 14.55% for the 12 months ended December 31, 2023. During the same period, the index blend of 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index1 advanced 17.67%. S&P 500 Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, climbed 26.29%, while the Bloomberg U.S. Aggregate Index,3 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, returned 5.53%.

U.S. equities advanced amid strong economic growth, moderating inflation and a slowdown in the pace of U.S. Federal Reserve interest rate hikes despite market jitters over a major banking crisis and wars in Ukraine and the Middle East. The information technology, consumer discretionary and communication services sectors led as growth stocks significantly outpaced value.

Bond markets also rebounded, rallying on expectations that the U.S. Federal Reserve, the European Central Bank and others are not only done with rate hikes but planning rate cuts in 2024. Virtually all segments of the bond market generated strong returns in contrast to the severe 2022 downturn.

In the equity portfolio, investment selection within the energy and communication services sectors were among the top contributors to returns relative to the S&P 500 Index. Results were helped by holdings in Broadcom, which saw returns over the period that outpaced the broader equity market as falling interest rate expectations raised hopes of an overall improvement in global demand for electronics products. On the downside, a smaller-than-benchmark weight in the information technology sector and stock selection within the consumer discretionary sector weighed on relative returns. The portfolio’s lower-than-benchmark holding in Apple also detracted.

Overall, the fund’s fixed income investments were additive to returns relative to the Bloomberg U.S. Aggregate Index. Sector and security selection contributed positively to results, while duration4 and curve5 positioning detracted. Out-of-benchmark positions within U.S. Treasury Inflation-Protected Securities (TIPS) and high-yield bonds also added to returns. Derivatives, which are used as tools for implementing the portfolio’s duration, curve and credit positioning, detracted from results.

The growth outlook is more benign heading into 2024, but the fund’s managers remain cautious. In the wake of the strong stock market returns of 2023, stock markets may not be as strong in 2024. Fund managers remain focused on differentiating between companies whose fundamental outlook has changed versus those facing more transient issues, and where valuations are attractive. In addition, their portfolios are balanced across a broad array of cyclical and market exposures.

24  American Funds Insurance Series

Asset Allocation Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[6]
		1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio
	Class 1	14.55%	9.47%	7.51%	8.40%	0.30%
	Class 1A	14.32	9.19	7.26	8.13	0.55
	Class 2	14.27	9.20	7.25	8.13	0.55
	Class 3	14.37	9.27	7.32	8.21	0.48
	Class 4	14.02	8.92	6.98	7.87	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

[1]   Data sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[2]   Source: S&P Dow Jones Indices LLC.

[3]   Source: Bloomberg Index Services Ltd.

[4]   Yield curves plot interest rates of bonds of equal credit and different maturities. They include normal, inverted and flat. Normal curves point to economic expansion, and downward-sloping curves point to economic recession. (Source: Investopedia.com.)

[5]   Duration measures a bond’s or fixed income portfolio’s price sensitivity to interest rate changes. Most often, when interest rates rise, the higher a bond’s duration, the more its price will fall. (Source: Investopedia.com.)

[6]   Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  25

American Funds® Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American Funds Global Balanced Fund returned 14.05% for the 12 months ended December 31, 2023. Over the same period, the fund’s index blend of 60%/40% MSCI ACWI (All Country World Index)/Bloomberg Global Aggregate Index1 rose 15.43%. MSCI ACWI,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), returned 22.20%, while the Bloomberg Global Aggregate Index,3 a measure of global investment-grade bonds (rated BBB/Baa and above), returned 5.72%.

Global stocks rallied, bouncing back from the severe losses of 2022. Stocks advanced in nearly all major developed markets, led by the U.S., Europe and Japan. Many emerging markets also posted solid gains, particularly Brazil and India, even as stocks in China fell sharply. Markets moved higher despite rising geopolitical risks, including ongoing conflicts in Ukraine and the Middle East.

All sectors rose in the MSCI ACWI, boosted by signs of falling inflation and indications that many of the world’s central banks may be done raising interest rates. Information technology stocks enjoyed the largest gains, fueled in part by rapid advancements in artificial intelligence. Consumer staples, health care and utilities stocks lagged the overall market.

Bonds markets also rebounded, rallying on expectations that the U.S. Federal Reserve, the European Central Bank and others are not only done with rate hikes but planning rate cuts in 2024. Virtually all segments of the bond market generated strong returns in contrast to the severe 2022 downturn.

Within the equity portfolio of the fund, stock selection in the materials and energy sectors were among the top contributors to returns relative to the MSCI ACWI. Within individual securities, Broadcom was a top contributor due to returns that outpaced the global equity market. On the downside, stock selection within the financials sector weighed on returns. A lower-than-benchmark holding in Apple was a top detractor. The fund’s fixed income investments were additive to returns relative to the Bloomberg Global Aggregate Index. Duration4 positioning was the top contributor to relative returns, and overall sector selection was also positive. Security selection detracted modestly from relative returns.

Fund managers view the year ahead as having a combination of promising possibilities intertwined with lingering economic and geopolitical uncertainties. Encouragingly, some inflation data is suggestive of tempering price and cost pressures and, correspondingly, interest rates have also moderated from recent highs. Among stock sectors, fund managers continue to find attractive investment opportunities as renewable energy incentives and demographic changes are expected to aid growth. The fund’s fixed income portfolio’s positioning remains modestly cautious given the current geopolitical environment, but managers are confident in the opportunities available in bond markets that are now delivering meaningful income. As always, managers continue to focus on core principles of global research, individual security selection and bottom-up fundamental analysis to underpin investment decisions.

26  American Funds Insurance Series

American Funds® Global Balanced Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[5]
		1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio
	Class 1	14.05%	7.69%	5.66%	5.90%	0.53%	0.52%
	Class 1A	13.77	7.44	5.41	5.66	0.78	0.77
	Class 2	13.83	7.44	5.40	5.64	0.78	0.77
	Class 4	13.45	7.16	5.20	5.46	1.03	1.02

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

[1]   Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[2]   Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.

[3]   Source: Bloomberg Index Services Ltd.

[4]   Duration measures a bond’s or fixed income portfolio’s price sensitivity to interest rate changes. Most often, when interest rates rise, the higher a bond’s duration, the more its price will fall. (Source: Investopedia.com.)

[5]   Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  27

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The Bond Fund of America rose 5.21% for the 12 months ended December 31, 2023. The fund’s benchmark, Bloomberg U.S. Aggregate Index,1 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, returned 5.53%.

U.S. bond markets exhibited great volatility in 2023. The U.S. 10-year Treasury yield started the year at 3.9%, fell to 3.3% in April, rose to 5.0% in October, and then rebounded strongly to end the year close to where it started at 3.9%. The shape of the U.S. yield curve2 was also quite volatile as the two-year to 10-year curve flattened multiple times to multi-decade-record inverted levels, then it steepened in the second half of the year to end the year modestly inverted by –37 basis points (bps). All major U.S. fixed income sectors posted positive total returns.

Over the period, sector selection was the largest contributor to results with the most significant returns coming from active positions in high yield, mortgage-backed securities (MBS), investment grade corporates and emerging markets. Security selection was also a modest contributor with the majority of gains coming from investments in the investment grade corporate, securitized credit and emerging market sectors.

On the downside, positioning for a steeper yield curve was the largest detractor from returns relative to the index as the modest steepening of the yield curve over the course of the year was not enough to overcome the negative income drag associated with the position. Duration3 positioning was also a modest detractor from relative returns over the period. Derivatives, which are used as tools for implementing the portfolio’s duration, curve and credit positioning, therefore also detracted from results.

While the market experienced great volatility in 2023, two broad themes remained in place – slowing economic growth and decelerating inflation. This should continue to lead to positive outcomes for both duration and credit, and may be magnified as managers expect significant allocations to core bond funds in 2024. While the likelihood of recession may have diminished for now, managers are mindful that downside risks remain prevalent. Managers are concentrating the fund’s duration position at the shorter end of the rate curve (two-year to seven-year), which should benefit from expected Fed cuts in 2024. Managers are underweighting the long end of the curve (10-year to 30-year), which is less likely to benefit from rate cuts and could be negatively affected by elevated U.S. Treasury issuance to fund sustained high government deficits.

As valuations for risky assets like corporate bonds continue to move higher, managers will continue to harvest gains where possible and reinvest in higher-quality sectors and securities like AAA structured credit and agency MBS that have similar upside potential but should be more resilient if an unexpected shock emerges in 2024. In addition, managers expect that research-driven security selection will be an important contributor to results over the course of the year.

28  American Funds Insurance Series

The Bond Fund of America® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[4]
		1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio
	Class 1	5.21%	2.14%	2.33%	4.09%	0.38%	0.23%
	Class 1A	4.89	1.87	2.08	3.83	0.63	0.48
	Class 2	5.02	1.89	2.08	3.83	0.63	0.48
	Class 4	4.72	1.62	1.83	3.57	0.88	0.73

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: Bloomberg Index Services Ltd.

[2]   Yield curves plot interest rates of bonds of equal credit and different maturities. They include normal, inverted and flat. Normal curves point to economic expansion, and downward-sloping curves point to economic recession. (Source: Investopedia.com.)

[3]   Duration measures a bond’s or fixed income portfolio’s price sensitivity to interest rate changes. Most often, when interest rates rise, the higher a bond’s duration, the more its price will fall. (Source: Investopedia.com.)

[4]   Periods greater than one year are annualized.

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  29

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Bond Fund rose 6.39% for the 12 months ended December 31, 2023. The fund’s benchmark, the Bloomberg Global Aggregate Index,1 which measures global investment-grade bonds (rated BBB/Baa and above), returned 5.72%.

Bonds markets rebounded in 2023, rallying on expectations that the U.S. Federal Reserve, the European Central Bank and others are not only done with rate hikes but planning rate cuts in 2024. Virtually all segments of the bond market generated strong returns in contrast to the severe 2022 downturn.

Over the period, the largest contributions to the fund’s relative returns2 were duration3 positioning and sector selection, with a modest boost from security selection. Overall currency positioning was a modest detractor from comparative returns, due to the impact of currency hedging. An off-benchmark allocation to Brazilian sovereign bonds contributed meaningfully to relative returns, as did greater-than-benchmark holdings in Mexican and German sovereign bonds. On the downside, less-than-benchmark allocations to uniform mortgage-backed securities and U.S. Treasuries detracted from relative results.

Looking ahead, slowing inflation across many countries should allow global rates to move lower over the medium term. The fund’s managers believe U.S. economic growth may persist at a slower pace, while economic outcomes across other parts of the developed world may be more mixed. The outlook for emerging markets is reasonably constructive, supported by the somewhat unexpected dovish tilt by the Fed in late 2023. Many economies are headed into an election cycle in 2024, which could lead to an increase in the potential for policy direction changes as well as an uptick in market volatility. The overall uncertainty of the macro backdrop combined with somewhat tight valuations across credit sectors leads the fund’s managers to prefer modestly cautious positioning in the portfolio.

30  American Funds Insurance Series

Capital World Bond Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[4]
		1 year	5 years	10 years	Lifetime (since October 4, 2006)	Expense ratio
	Class 1	6.39%	–0.07%	0.62%	2.63%	0.48%
	Class 1A	6.11	–0.33	0.38	2.38	0.73
	Class 2[5]	6.14	–0.33	0.36	2.37	0.73
	Class 4	5.89	–0.56	0.12	2.14	0.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia.com.)

[3]   Duration measures a bond’s or fixed income portfolio’s price sensitivity to interest rate changes. Most often, when interest rates rise, the higher a bond’s duration, the more its price will fall. (Source: Investopedia.com.)

[4]   Periods greater than one year are annualized.

[5]   Capital World Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  31

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American High-Income Trust rose 12.69% for the 12 months ended December 31, 2023. In comparison, the fund’s benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures fixed-rate non-investment-grade bonds (rated BB/Ba and below) and limits the exposure of an issuer to 2%, returned 13.44%.

U.S. bond markets rebounded strongly. The U.S. Treasury yield curve2 steepened modestly as the two-year yield fell 18 bps to end at 4.25% while the 10-year yield ended unchanged at 3.88%. All major U.S. fixed income sectors posted positive returns.

At a high level, while overall security selection detracted from the fund’s relative returns3 over the period, investments within the energy and communications sectors contributed positively to relative results. On the downside, security selection within the cyclical and non-cyclical consumer goods sectors detracted from relative results.

With high-yield bond yields close to their long-term average, markets now reflect the somewhat higher inflation expectations and higher real interest rates that emerged over the last year. The substantial yield increases across fixed income markets over the last two years provides a more attractive forward return outlook, and although yields may continue to adjust to higher levels, the potential for higher or lower yields is now more balanced. The fund’s managers continue to seek attractive opportunities within the high yield market that appropriately compensate for the underlying investment risks.

32  American Funds Insurance Series

American High-Income Trust® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[4]

	1 year	5 years	10 years	Lifetime (since February 8,1984)	Gross expense ratio	Net expense ratio
Class 1	12.69%	6.36%	4.67%	8.27%	0.44%	0.32%
Class 1A	12.40	6.09	4.42	8.00	0.69	0.57
Class 2	12.45	6.09	4.41	8.00	0.69	0.57
Class 3	12.54	6.17	4.48	8.08	0.62	0.50
Class 4	12.18	5.84	4.15	7.74	0.94	0.82

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: Bloomberg Index Services Ltd.

[2]   Yield curves plot interest rates of bonds of equal credit and different maturities. They include normal, inverted and flat. Normal curves point to economic expansion, and downward-sloping curves point to economic recession. (Source: Investopedia.com.)

[3]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia.com.)

[4]   Periods greater than one year are annualized.

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  33

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American Funds Mortgage Fund returned 4.03% for the 12 months ended December 31, 2023. Its benchmark index, Bloomberg U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, rose 5.05%.

U.S. bond markets rebounded strongly. The U.S. Treasury yield curve2 steepened modestly as the two-year yield fell 18 bps to end at 4.25% while the 10-year yield ended unchanged at 3.88%. All major U.S. fixed income sectors posted positive returns.

Regarding the fund, curve positioning weighed on results overall and sector and security selection only contributed modestly either positively or negatively to results. Derivatives, which are used as tools for implementing the portfolio’s duration3 and curve positioning, collectively detracted from results as U.S. Treasury futures were used to implement the fund’s curve exposure.

The fund’s focus remains on meeting its core objectives of providing current income and preserving invested capital. Managers are mindful of the fund’s correlation to equity and its use as a building block in investor portfolios. They are cautious about weakening economic activity as the U.S. Federal Reserve has aggressively raised interest rates and continues to reduce its balance sheet. The fund is positioned with the view that inflation will continue to come down rapidly toward the Fed’s target and that a contraction in growth is likely sometime in the next year.

34  American Funds Insurance Series

American Funds Mortgage Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[4]

	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio
Class 1	4.03%	1.06%	1.74%	1.84%	0.40%	0.32%
Class 1A	3.72	0.80	1.49	1.58	0.65	0.57
Class 2	3.68	0.80	1.48	1.58	0.65	0.57
Class 4	3.51	0.57	1.24	1.38	0.90	0.82

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: Bloomberg Index Services Ltd.

[2]   Yield curves plot interest rates of bonds of equal credit and different maturities. They include normal, inverted and flat. Normal curves point to economic expansion, and downward-sloping curves point to economic recession. (Source: Investopedia.com.)

[3]   Duration measures a bond’s or fixed income portfolio’s price sensitivity to interest rate changes. Most often, when interest rates rise, the higher a bond’s duration, the more its price will fall. (Source: Investopedia.com.)

[4]   Periods greater than one year are annualized.

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund returned 4.94% for the 12 months ended December 31, 2023, compared with a 5.19% rise in the Bloomberg Short-Term Government/Corporate Index,¹ which consists of investment-grade (rated BBB/Baa and above), fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

With a focus on capital preservation and liquidity, the fund continues to invest in a conservative manner, typically investing in both shorter duration2 and higher quality securities relative to the index. This approach benefited the fund during the first half of the year with the U.S. Federal Reserve raising its benchmark rate by 25 basis points four times through July. The benchmark rate remained unchanged for the rest of 2023.

Short-term interest rates are now at a 23-year high following 11 total hikes over the last two years. With inflation declining throughout the year and now close to the Fed’s target, market expectations indicate the Fed’s benchmark rate is at or near its peak, and rate cuts are a strong possibility for 2024.

36  American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Total returns based on a $1,000 investment	For periods ended December 31, 2023[3]

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	4.94%	1.63%	1.00%	3.21%	0.31%
Class 1A	4.79	1.60	0.91	2.99	0.56
Class 2	4.64	1.37	0.74	2.95	0.56
Class 3	4.75	1.46	0.82	3.02	0.49
Class 4	4.44	1.12	0.53	2.71	0.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

[2]   Duration measures a bond’s or fixed income portfolio’s price sensitivity to interest rate changes. Most often, when interest rates rise, the higher a bond’s duration, the more its price will fall. (Source: Investopedia.com.)

[3]   Periods greater than one year are annualized.

		Percent of net assets
Where the fund’s assets were invested as of December 31, 2023
	Commercial paper	78.0%
	U.S. Treasury bills	17.3%
	Federal agency bills & notes	8.2%
	Other assets less liabilities	-3.5%

	Total	100.0%

American Funds Insurance Series  37

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government Securities Fund returned 3.21% for the 12 months ended December 31, 2023. Its benchmark, the Bloomberg U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, returned 4.45%.

U.S. bond markets rebounded strongly. The U.S. Treasury yield curve2 steepened modestly as the two-year yield fell 18 bps to end at 4.25% while the 10-year yield ended unchanged at 3.88%. All major U.S. fixed income sectors posted positive returns.

Regarding the fund, top contributors to returns relative to the benchmark were sector allocation decisions to mortgage-backed securities (MBS). On the downside, duration3 and curve positioning weighed on returns relative to the benchmark. Interest rate derivatives, which are used as tools for implementing the portfolio’s duration and curve positioning, collectively detracted from results.

Over the last two years, the U.S. Federal Reserve has tightened monetary policy considerably and the rate of inflation has come down rapidly. Going forward, it is more likely the Fed will ease its policy as inflation approaches its 2% target. So far, the Fed’s unwinding of massive monetary support has resulted in minimal disruptions to financial markets and the economy; however, we are more concerned about the outlook as the lagged impact of tighter monetary conditions on financial markets and the economy remain uncertain. The fund’s managers intend to use all the tools at their disposal to navigate these volatile markets as they seek to protect and grow shareholder assets over time.

38  American Funds Insurance Series

U.S. Government Securities Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[4]

	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio
Class 1	3.21%	1.31%	1.78%	5.12%	0.33%	0.26%
Class 1A	2.88	1.04	1.54	4.86	0.58	0.51
Class 2	2.89	1.04	1.52	4.86	0.58	0.51
Class 3	3.00	1.12	1.60	4.93	0.51	0.44
Class 4	2.62	0.79	1.27	4.61	0.83	0.76

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: Bloomberg Index Services Ltd. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

[2]   Yield curves plot interest rates of bonds of equal credit and different maturities. They include normal, inverted and flat. Normal curves point to economic expansion, and downward-sloping curves point to economic recession. (Source: Investopedia.com.)

[3]   Duration measures a bond’s or fixed income portfolio’s price sensitivity to interest rate changes. Most often, when interest rates rise, the higher a bond’s duration, the more its price will fall. (Source: Investopedia.com.)

[4]   Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2023

American Funds Insurance Series  39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund returned 23.77% for the 12 months ended December 31, 2023. S&P 500 Managed Risk Index – Moderate Aggressive1 advanced 18.69%. S&P 500 Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, returned 26.29%.

The fund pursues its objective by investing in shares of American Funds Insurance Series® – Growth Fund and American Funds Insurance Series® – The Bond Fund of America while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments within the communication services and industrials sectors were the top contributors to relative returns.3 The return of the underlying The Bond Fund of America detracted slightly from relative results versus its primary benchmark, the Bloomberg U.S. Aggregate Index.4 The managed risk strategy, which is designed to help the fund during periods of high volatility, detracted from returns overall, though it helped reduce the volatility relative to its underlying non-managed risk portfolio. Within the strategy, the equity future overlay was the largest detractor while the U.S. Treasury future and option overlays moderately detracted.

40  American Funds Insurance Series

Managed Risk Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[5]

	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	23.77%	11.26%	8.62%	9.48%	0.74%	0.69%
Class P2	23.50	10.98	8.30	9.18	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited).

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]   Source: S&P Dow Jones Indices LLC.

[3]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia.com.)

[4]   Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. [i]nvestment-grade (rated BBB/Baa and above) fixed-rate bond market.

[5]   Periods greater than one year are annualized.

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series  41

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund returned 6.36% for the 12 months ended December 31, 2023, compared to S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive,1 which advanced 13.29%. MSCI ACWI (All Country World Index) ex USA,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), returned 15.62%.

The fund pursues its objective by investing in shares of American Funds Insurance Series® – International Fund and American Funds Insurance Series® – The Bond Fund of America while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Within the underlying International Fund, stock selection within the information technology and consumer discretionary sectors boosted relative returns.3 On the downside, stock selection within the financials and materials sectors detracted from relative results. The managed risk strategy, which is designed to help the fund during periods of high volatility, detracted from returns overall, though it helped reduce the volatility relative to its underlying non-managed risk portfolio. Within the strategy, the equity future overlay was the largest detractor while the U.S. Treasury future and option overlays moderately detracted.

42  American Funds Insurance Series

Managed Risk International Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[4]

	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	6.36%	1.04%	0.58%	1.37%	0.95%	0.85%
Class P2	6.22	0.79	0.24	1.03	1.20	1.10

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approva[l] of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited).

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]   Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

[3]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia.com.)

[4]   Periods greater than one year are annualized.

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series  43

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund returned 10.04% for the 12 months ended December 31, 2023. S&P 500 Managed Risk Index – Moderate1 advanced 16.81%. S&P 500 Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, returned 26.29%.

The fund pursues its objective by investing in shares of American Funds Insurance Series® – Washington Mutual Investors Fund and American Funds Insurance Series® – U.S. Government Securities Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Washington Mutual Investors Fund’s security selection within the financials sector was one of the top contributors to relative returns.3 On the downside, security selections within the consumer discretionary sector weighed on returns. The managed risk strategy, which is designed to help the fund during periods of high volatility, detracted from returns overall, though it helped reduce the volatility relative to its underlying non-managed risk portfolio. Within the strategy, the equity future overlay was the largest detractor while the U.S. Treasury future and option overlays moderately detracted.

44  American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[4]

	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	10.04%	5.89%	5.08%	5.89%	0.69%	0.64%
Class P2	9.73	5.59	4.73	5.55	0.94	0.89

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited).

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]   Source: S&P Dow Jones Indices LLC.

[3]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia.com.)

[4]   Periods greater than one year are annualized.

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series  45

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund returned 16.17% for the 12 months ended December 31, 2023, compared to the S&P 500 Managed Risk Index – Moderate,1 which advanced 16.81%. S&P 500 Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, returned 26.29%.

The fund pursues its objective by investing in shares of American Funds Insurance Series® – Growth-Income Fund and American Funds Insurance Series® – The Bond Fund of America while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments within the health care and financials sectors were the top contributors to relative returns. 3 On the downside, sector selection in the information technology and consumer discretionary sectors weighed on relative results. The managed risk strategy, which is designed to help the fund during periods of high volatility, detracted from returns overall, though it helped reduce the volatility relative to its underlying non-managed risk portfolio. Within the strategy, the equity future overlay was the largest detractor while the U.S. Treasury future and option overlays moderately detracted.

46  American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[4]

	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	16.17%	7.86%	6.46%	7.54%	0.67%	0.62%
Class P2	15.90	7.60	6.15	7.24	0.92	0.87

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited).

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]   Source: S&P Dow Jones Indices LLC.

[3]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia.com.)

[4]   Periods greater than one year are annualized.

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series  47

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund returned 10.51% for the 12 months ended December 31, 2023. S&P 500 Managed Risk Index – Moderate Conservative1 advanced 15.10%. S&P 500 Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, returned 26.29%.

The fund pursues its objective by investing in shares of American Funds Insurance Series® – Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investment selections within the energy and communication services sectors were among the top contributors to relative returns.3 On the downside, a smaller-than-benchmark weight in the information technology sector and stock selection within the consumer discretionary sector weighed on relative returns. The managed risk strategy, which is designed to help the fund during periods of high volatility, detracted from returns overall, though it helped reduce the volatility relative to its underlying non-managed risk portfolio. Within the strategy, the equity future overlay was the largest detractor while the U.S. Treasury future and option overlays moderately detracted.

48  American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment	For periods ended December 31, 2023[5]

	1 year	5 years	10 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio
Class P1	10.51%	6.17%	5.01%	6.32%	0.70%	0.65%
Class P2	10.23	5.91	4.74	6.06	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2024 (unaudited).

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]   Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]   Source: S&P Dow Jones Indices LLC.

[3]   Relative returns refers to the difference between the returns of the fund and the returns of its benchmark index. (Source: Investopedia.com.)

[4]   Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market.

[5]   Periods greater than one year are annualized.

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the indexes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series  49

Global Growth Fund

Investment portfolio December 31, 2023

Common stocks 95.01%		Shares	Value (000)
Information	Microsoft Corp.	1,630,630	$613,182
technology	ASML Holding NV	436,031	329,209
27.78%	ASML Holding NV (ADR)	190,245	144,000
	Taiwan Semiconductor Manufacturing Co., Ltd.	10,510,200	202,274
	NVIDIA Corp.	328,443	162,651
	Applied Materials, Inc.	923,000	149,591
	Broadcom, Inc.	85,007	94,889
	Apple, Inc.	407,245	78,407
	Samsung Electronics Co., Ltd.	1,147,808	69,810
	Keyence Corp.	117,700	51,593
	Synopsys, Inc.[1]	99,853	51,415
	Capgemini SE	236,014	49,373
	Shopify, Inc., Class A, subordinate voting shares[1]	415,875	32,397
	EPAM Systems, Inc.[1]	93,560	27,819
	Salesforce, Inc.[1]	95,600	25,156
	Arista Networks, Inc.[1]	102,856	24,224
	TE Connectivity, Ltd.	112,664	15,829
	NEC Corp.	243,600	14,374

			2,136,193

Health care	Novo Nordisk AS, Class B	3,572,824	369,554
16.00%	DexCom, Inc.[1]	969,700	120,330
	UnitedHealth Group, Inc.	218,500	115,034
	Eli Lilly and Co.	155,740	90,784
	Regeneron Pharmaceuticals, Inc.[1]	95,036	83,469
	AstraZeneca PLC	547,010	73,673
	Thermo Fisher Scientific, Inc.	128,666	68,295
	Centene Corp.[1]	661,665	49,102
	Pfizer, Inc.	1,235,000	35,556
	Sanofi	333,000	33,014
	Cigna Group (The)	104,417	31,268
	Siemens Healthineers AG	345,670	20,087
	Alnylam Pharmaceuticals, Inc.[1]	104,200	19,945
	Bayer AG	537,074	19,938
	Zoetis, Inc., Class A	90,200	17,803
	Vertex Pharmaceuticals, Inc.[1]	43,700	17,781
	EssilorLuxottica SA	88,074	17,702
	Argenx SE (ADR)[1]	36,200	13,772
	Catalent, Inc.[1]	287,200	12,904
	Bachem Holding AG	93,403	7,236
	Roche Holding AG, nonvoting non-registered shares	22,102	6,406
	Sonova Holding AG	17,000	5,559
	Viatris, Inc.	110,678	1,199
	Euroapi SA1	5,869	37

			1,230,448

Consumer	Chipotle Mexican Grill, Inc.[1]	146,200	334,354
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	224,441	182,050
14.87%	Floor & Decor Holdings, Inc., Class A1	914,698	102,044
	Renault SA	1,688,781	69,102
	Booking Holdings, Inc.[1]	16,000	56,755
	MGM China Holdings, Ltd.[1]	39,729,200	50,333
	Evolution AB	367,568	43,993
	Prosus NV, Class N	1,449,418	43,217
	MercadoLibre, Inc.[1]	22,250	34,967
	Home Depot, Inc.	95,121	32,964
	Amazon.com, Inc.[1]	213,125	32,382
	lululemon athletica, Inc.[1]	52,600	26,894
	InterContinental Hotels Group PLC	254,000	22,941
	Moncler SpA	360,570	22,235

50  American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Wynn Macau, Ltd.[1,2]	21,430,000	$17,618
discretionary	Tractor Supply Co.	75,200	16,170
(continued)	LKQ Corp.	305,253	14,588
	Tesla, Inc.[1]	48,800	12,126
	Global-E Online, Ltd.[1]	300,000	11,889
	Coupang, Inc., Class A1	645,404	10,449
	Five Below, Inc.[1]	30,349	6,469

			1,143,540

Financials	Tradeweb Markets, Inc., Class A	1,527,288	138,800
11.14%	3i Group PLC	3,026,000	93,147
	AXA SA	2,209,893	72,137
	Fiserv, Inc.[1]	497,600	66,101
	HDFC Bank, Ltd.	3,131,460	64,240
	AIA Group, Ltd.	5,687,800	49,401
	Blackstone, Inc.	366,835	48,026
	Prudential PLC	3,390,552	38,168
	Citigroup, Inc.	617,255	31,752
	Société Générale	1,054,981	28,127
	Aon PLC, Class A	96,600	28,112
	London Stock Exchange Group PLC	234,953	27,775
	Visa, Inc., Class A	90,997	23,691
	Banco Santander, SA	5,334,500	22,269
	Mastercard, Inc., Class A	49,000	20,899
	Wells Fargo & Co.	347,300	17,094
	Julius Baer Group, Ltd.	262,000	14,722
	VZ Holding AG	123,517	14,423
	Ameriprise Financial, Inc.	34,676	13,171
	Eurobank Ergasias Services and Holdings SA1	6,791,000	12,054
	UBS Group AG	361,871	11,239
	Swissquote Group Holding, Ltd.	40,733	9,934
	Nasdaq, Inc.	88,000	5,116
	Kaspi.kz JSC (GDR)	44,512	4,096
	Jackson Financial, Inc., Class A	44,327	2,270
	Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	—	[4]

			856,764

Industrials	Safran SA	521,514	91,997
8.02%	Caterpillar, Inc.	231,600	68,477
	ASSA ABLOY AB, Class B	1,908,644	54,987
	Schneider Electric SE	181,009	36,446
	Alliance Global Group, Inc.	156,400,700	31,810
	Airbus SE, non-registered shares	188,333	29,071
	GT Capital Holdings, Inc.	2,454,611	26,140
	Ryanair Holdings PLC (ADR)	191,047	25,478
	Boeing Co.[1]	91,400	23,824
	Techtronic Industries Co., Ltd.	1,679,500	20,088
	NIBE Industrier AB, Class B	2,804,896	19,825
	TransDigm Group, Inc.	18,400	18,613
	DSV A/S	97,734	17,193
	Daikin Industries, Ltd.	103,400	16,796
	Huntington Ingalls Industries, Inc.	55,772	14,481
	Carrier Global Corp.	242,000	13,903
	SMC Corp.	22,500	12,032
	Recruit Holdings Co., Ltd.	277,600	11,852
	Trane Technologies PLC	44,000	10,732
	TFI International, Inc. (CAD denominated)	73,941	10,058
	BAE Systems PLC	697,000	9,861
	Kühne + Nagel International AG	21,500	7,412
	Interpump Group SpA	139,901	7,247

American Funds Insurance Series  51

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Lifco AB, Class B	251,048	$6,172
(continued)	Melrose Industries PLC	842,000	6,083
	RS Group PLC	576,015	5,995
	Brenntag SE	58,000	5,325
	Weir Group PLC (The)	210,749	5,060
	Diploma PLC	109,000	4,965
	Northrop Grumman Corp.	10,500	4,915

			616,838

Consumer staples	Nestlé SA	454,282	52,577
4.94%	Monster Beverage Corp.[1]	852,204	49,095
	Walgreens Boots Alliance, Inc.	1,832,723	47,852
	Keurig Dr Pepper, Inc.	1,284,530	42,801
	Dollar Tree Stores, Inc.[1]	262,250	37,253
	Carrefour SA, non-registered shares	1,478,107	27,053
	Costco Wholesale Corp.	35,970	23,743
	British American Tobacco PLC	813,000	23,725
	Kweichow Moutai Co., Ltd., Class A	74,500	18,096
	Philip Morris International, Inc.	167,000	15,711
	Pernod Ricard SA	67,053	11,857
	Dollar General Corp.	83,780	11,390
	Simply Good Foods Co.[1]	263,800	10,447
	Bunge Global SA	85,000	8,581

			380,181

Communication	Alphabet, Inc., Class A1	1,232,500	172,168
services	Meta Platforms, Inc., Class A1	247,923	87,755
4.42%	Publicis Groupe SA	400,000	37,198
	CTS Eventim AG & Co. KGaA	224,500	15,511
	Tencent Holdings, Ltd.	297,100	11,225
	Bharti Airtel, Ltd.	868,779	10,763
	Koninklijke KPN NV	1,421,413	4,893

			339,513

Materials	Sherwin-Williams Co.	385,500	120,237
4.26%	Linde PLC	211,003	86,661
	SIG Group AG1	1,798,000	41,384
	Shin-Etsu Chemical Co., Ltd.	552,500	23,087
	Amcor PLC (CDI)	1,867,000	18,048
	Vale SA, ordinary nominative shares	940,000	14,906
	DSM-Firmenich AG	93,100	9,479
	CF Industries Holdings, Inc.	111,262	8,845
	Dow, Inc.	81,000	4,442
	First Quantum Minerals, Ltd.	84,200	689

			327,778

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	1,286,000	84,252
3.32%	Reliance Industries, Ltd.	1,261,121	39,137
	Schlumberger NV	335,000	17,433
	Imperial Oil, Ltd.[2]	286,000	16,292
	Exxon Mobil Corp.	152,500	15,247
	TotalEnergies SE	218,273	14,827
	Halliburton Co.	368,390	13,317
	EOG Resources, Inc.	98,770	11,946
	Chevron Corp.	75,273	11,228
	NAC Kazatomprom JSC (GDR)	257,665	10,590
	Gaztransport & Technigaz SA	75,000	9,936
	Tourmaline Oil Corp.	121,801	5,478

52  American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Energy	Enbridge, Inc. (CAD denominated)	148,655	$5,351
(continued)	Gazprom PJSC[1,3]	8,346,000	—	[4]
	LUKOIL Oil Co. PJSC[3]	246,300	—	[4]

			255,034

Utilities	Brookfield Infrastructure Partners, LP	247,500	7,800
0.20%	FirstEnergy Corp.	205,396	7,530

			15,330

Real estate	CBRE Group, Inc., Class A1	53,066	4,940

0.06%	Total common stocks (cost: $4,360,523,000)		7,306,559

Preferred securities 1.35%
Health care 1.09%	Sartorius AG, nonvoting non-registered preferred shares	228,400	84,033

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	19,593
technology

0.26%	Total preferred securities (cost: $24,068,000)		103,626

Short-term securities 3.84%
Money market investments 3.84%
	Capital Group Central Cash Fund 5.44%[5,6]	2,951,177	295,088

	Total short-term securities (cost: $295,100,000)		295,088

	Total investment securities 100.20% (cost: $4,679,691,000)		7,705,273
	Other assets less liabilities (0.20)%		(15,091)

	Net assets 100.00%		$7,690,182

American Funds Insurance Series  53

Global Growth Fund (continued)

Investments in affiliates[6]

					Net
				Net	unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2023	Additions	Reductions	gain (loss)	(depreciation)	12/31/2023	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 3.84%
Money market investments 3.84%
Capital Group Central Cash Fund 5.44%[5]	$164,535	$1,799,412	$1,668,911	$90	$(38)	$295,088	$14,357

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $19,320,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 12/31/2023.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

Refer to the notes to financial statements.

54  American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio December 31, 2023

Common stocks 96.34%		Shares	Value (000)
Industrials	International Container Terminal Services, Inc.	10,330,620	$45,754
21.45%	Stericycle, Inc.[1]	876,966	43,462
	Saia, Inc.[1]	74,294	32,557
	Visional, Inc.[1]	453,108	28,734
	Trelleborg AB, Class B	814,992	27,303
	Cleanaway Waste Management, Ltd.	12,501,414	22,870
	IMCD NV	130,815	22,825
	Interpump Group SpA	365,871	18,953
	Hensoldt AG	700,872	18,889
	ICF International, Inc.	131,986	17,698
	AZEK Co., Inc. (The), Class A1	451,373	17,265
	Diploma PLC	377,968	17,218
	Alfen NV1	252,591	16,836
	Instalco AB	4,098,065	16,629
	Fasadgruppen Group AB2	2,370,503	16,519
	Sulzer AG	151,412	15,468
	Cargotec OYJ, Class B, non-registered shares	240,146	13,977
	Wizz Air Holdings PLC[1]	487,387	13,678
	XPO, Inc.[1]	142,400	12,473
	Ceridian HCM Holding, Inc.[1]	176,930	11,876
	Reliance Worldwide Corp., Ltd.	3,875,607	11,670
	Daiseki Co., Ltd.	413,600	11,454
	Comfort Systems USA, Inc.	55,327	11,379
	NORMA Group SE, non-registered shares	640,303	11,331
	First Advantage Corp.	653,201	10,824
	Rumo SA	2,272,441	10,718
	CG Power and Industrial Solutions, Ltd.	1,913,647	10,434
	Engcon AB, Class B2	1,070,647	9,917
	Godrej Industries, Ltd.[1]	1,032,000	9,225
	Qantas Airways, Ltd.[1]	2,474,791	9,022
	LIXIL Corp.	718,100	8,973
	KEI Industries, Ltd.	225,049	8,776
	Trex Co., Inc.[1]	102,977	8,525
	EuroGroup Laminations SpA[1,2]	1,841,164	7,907
	Carel Industries SpA[2]	284,512	7,811
	Addtech AB, Class B	353,050	7,757
	MSC Industrial Direct Co., Inc., Class A	75,000	7,594
	GVS SpA[1]	1,192,262	7,339
	Applied Industrial Technologies, Inc.	40,766	7,040
	Inox Wind, Ltd.[1]	1,133,691	6,784
	Burckhardt Compression Holding AG	9,963	6,015
	SIS, Ltd.[1]	1,099,298	5,995
	ALS, Ltd.	650,000	5,675
	MISUMI Group, Inc.	330,306	5,571
	CBIZ, Inc.[1]	81,366	5,093
	DL E&C Co., Ltd.	177,600	4,957
	Japan Airport Terminal Co., Ltd.	109,801	4,831
	Beijer Ref AB, Class B2	356,644	4,780
	Harsha Engineers International, Ltd.	970,777	4,580
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary
	participation certificates[1]	460,200	4,317
	ManpowerGroup, Inc.	41,873	3,328
	Atkore, Inc.[1]	19,430	3,109
	Aalberts NV, non-registered shares	64,502	2,807
	TELUS International (Cda), Inc., subordinate voting shares[1]	285,566	2,450
	Boyd Group Services, Inc.	7,695	1,617
	APi Group Corp.[1]	33,700	1,166
	Herc Holdings, Inc.	5,430	808
	McGrath RentCorp	2,607	312
	Antares Vision SpA[1]	44,315	91

			682,966

American Funds Insurance Series  55

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Skechers USA, Inc., Class A1	700,000	$43,638
discretionary	DraftKings, Inc., Class A1	1,213,100	42,762
17.33%	Thor Industries, Inc.	340,472	40,261
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,800,384	33,709
	YETI Holdings, Inc.[1]	575,426	29,795
	Mattel, Inc.[1]	1,400,000	26,432
	Light & Wonder, Inc.[1]	299,658	24,605
	Five Below, Inc.[1]	112,000	23,874
	Lands’ End, Inc.[1,3]	2,100,000	20,076
	Evolution AB	164,961	19,744
	Wyndham Hotels & Resorts, Inc.	234,825	18,882
	Entain PLC	1,424,930	17,999
	Asbury Automotive Group, Inc.[1]	77,116	17,349
	Helen of Troy, Ltd.[1]	141,542	17,100
	Inchcape PLC	1,740,829	15,821
	MRF, Ltd.	9,822	15,289
	Zalando SE, non-registered shares[1]	606,948	14,372
	Domino’s Pizza Enterprises, Ltd.	291,120	11,650
	CAVA Group, Inc.[1]	244,691	10,517
	Golden Entertainment, Inc.	256,800	10,254
	TopBuild Corp.[1]	27,200	10,180
	HUGO BOSS AG	128,046	9,538
	Tube Investments of India, Ltd.	204,200	8,682
	Shoei Co., Ltd.	563,400	7,326
	International Game Technology PLC	252,200	6,913
	On Holding AG, Class A1	238,410	6,430
	NOK Corp.	465,800	6,190
	Steven Madden, Ltd.	145,406	6,107
	Camping World Holdings, Inc., Class A	216,408	5,683
	Musti Group OYJ	171,095	4,937
	Compagnie Plastic Omnium SA	337,633	4,498
	Kindred Group PLC (SDR)	441,611	4,086
	WH Smith PLC	233,887	3,967
	Ariston Holding NV	545,355	3,786
	Elior Group SA1	1,153,174	3,739
	Haichang Ocean Park Holdings, Ltd.[1]	30,194,000	3,673
	First Watch Restaurant Group, Inc.[1]	105,725	2,125

			551,989

Information	PAR Technology Corp.[1,2]	865,592	37,688
technology	GitLab, Inc., Class A1	464,256	29,230
15.91%	SUMCO Corp.[2]	1,772,300	26,476
	Maruwa Co., Ltd.	114,247	23,786
	Rogers Corp.[1]	158,527	20,937
	Nordic Semiconductor ASA[1]	1,679,593	20,772
	ALTEN SA, non-registered shares	138,909	20,755
	Confluent, Inc., Class A1	882,632	20,654
	Wolfspeed, Inc.[1]	468,848	20,400
	Pegasystems, Inc.	383,239	18,725
	MACOM Technology Solutions Holdings, Inc.[1]	190,000	17,660
	Silicon Laboratories, Inc.[1]	131,697	17,420
	Tanla Platforms, Ltd.	1,277,291	16,784
	Smartsheet, Inc., Class A1	346,627	16,576
	Tokyo Seimitsu Co., Ltd.	261,500	15,977
	eMemory Technology, Inc.	201,430	15,966
	Kokusai Electric Corp.[2]	654,800	14,187
	SentinelOne, Inc., Class A1	447,038	12,267
	Qorvo, Inc.[1]	104,345	11,750
	INFICON Holding AG	7,397	10,621
	Credo Technology Group Holding, Ltd.[1]	539,019	10,495
	Semtech Corp.[1]	459,319	10,064

56  American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Information	MongoDB, Inc., Class A1	23,300	$9,526
technology	Topicus.com, Inc., subordinate voting shares[1]	141,219	9,511
(continued)	Insight Enterprises, Inc.[1]	49,845	8,832
	Keywords Studios PLC	344,606	7,359
	Kingdee International Software Group Co., Ltd.[1]	4,587,403	6,660
	Unity Software, Inc.[1]	160,503	6,563
	MKS Instruments, Inc.	56,170	5,778
	Bentley Systems, Inc., Class B	102,734	5,361
	Xiamen Faratronic Co., Ltd., Class A	384,267	5,010
	LEM Holding SA	1,860	4,594
	BE Semiconductor Industries NV	28,225	4,253
	Globant SA1	17,730	4,219
	CCC Intelligent Solutions Holdings, Inc.[1]	341,100	3,885
	Aspen Technology, Inc.[1]	17,052	3,754
	Applied Digital Corp.[1,2]	517,599	3,489
	Softcat PLC	200,983	3,477
	OVH Groupe SAS[1,2]	358,373	3,427
	Yotpo, Ltd.[1,4,5]	678,736	991
	Riken Keiki Co., Ltd.	18,300	891

			506,770

Health care	Haemonetics Corp.[1]	891,864	76,263
15.44%	Insulet Corp.[1]	215,710	46,805
	CONMED Corp.	297,908	32,624
	Ensign Group, Inc. (The)	236,364	26,522
	Max Healthcare Institute, Ltd.	3,187,586	26,259
	Integra LifeSciences Holdings Corp.[1]	501,304	21,832
	Vaxcyte, Inc.[1]	319,731	20,079
	Bachem Holding AG	231,879	17,964
	iRhythm Technologies, Inc.[1]	163,088	17,457
	Glenmark Pharmaceuticals, Ltd.	1,671,454	17,139
	Masimo Corp.[1]	145,613	17,067
	Hapvida Participações e Investimentos SA1	18,340,235	16,720
	DiaSorin Italia SpA	142,930	14,740
	Ambu AS, Class B, non-registered shares[1]	891,212	13,881
	ICON PLC[1]	46,061	13,038
	Aster DM Healthcare, Ltd.[1]	2,044,434	10,058
	Denali Therapeutics, Inc.[1]	396,769	8,515
	Guardant Health, Inc.[1]	310,194	8,391
	Immunovant, Inc.[1]	195,870	8,252
	Encompass Health Corp.	117,866	7,864
	IDEAYA Biosciences, Inc.[1]	198,130	7,049
	Medmix AG	299,727	6,795
	Penumbra, Inc.[1]	24,277	6,107
	CompuGroup Medical SE & Co. KGaA	138,056	5,776
	BridgeBio Pharma, Inc.[1,5]	134,457	5,428
	Shandong Pharmaceutical Glass Co., Ltd., Class A	1,250,600	4,512
	Amvis Holdings, Inc.	198,500	4,207
	Angelalign Technology, Inc.[2]	547,348	3,956
	Netcare, Ltd.	5,018,088	3,908
	Ocumension Therapeutics[1]	4,442,583	3,792
	Structure Therapeutics, Inc. (ADR)[1]	89,028	3,629
	Amplifon SpA	97,143	3,371
	Hypera SA, ordinary nominative shares	451,464	3,263
	Nordhealth AS, Class A1	1,279,999	3,134
	Inhibrx, Inc.[1]	70,578	2,682
	WuXi XDC Cayman, Inc.[1]	374,500	1,535
	RayzeBio, Inc.[1]	16,806	1,045

			491,659

American Funds Insurance Series  57

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Cholamandalam Investment and Finance Co., Ltd.	2,859,647	$43,234
10.06%	HDFC Asset Management Co., Ltd.	780,039	30,009
	Eurobank Ergasias Services and Holdings SA1	14,251,070	25,296
	Janus Henderson Group PLC	640,000	19,296
	Stifel Financial Corp.	271,050	18,743
	360 ONE WAM, Ltd.	2,054,000	17,482
	IIFL Finance, Ltd.	2,116,842	15,176
	Vontobel Holding AG	231,025	14,973
	SiriusPoint, Ltd.[1]	1,100,000	12,760
	Remgro, Ltd.	1,427,379	12,672
	Five-Star Business Finance, Ltd.[1]	1,220,380	10,770
	Fukuoka Financial Group, Inc.	455,700	10,737
	AvidXchange Holdings, Inc.[1]	864,768	10,714
	Essent Group, Ltd.	200,000	10,548
	Banco del Bajio, SA	2,835,500	9,485
	Hilltop Holdings, Inc.	250,000	8,803
	Patria Investments, Ltd., Class A	508,200	7,882
	Aditya Birla Capital, Ltd.[1]	3,879,569	7,751
	Aptus Value Housing Finance India, Ltd.	1,703,169	6,536
	Bridgepoint Group PLC	1,670,890	5,919
	Marqeta, Inc., Class A1	834,531	5,825
	Glacier Bancorp, Inc.	123,330	5,096
	AU Small Finance Bank, Ltd.	496,716	4,697
	EFG International AG	334,117	4,291
	Capitec Bank Holdings, Ltd.	15,161	1,675

			320,370

Materials	LANXESS AG2	624,914	19,564
4.99%	Sumitomo Bakelite Co., Ltd.	364,000	19,054
	Zeon Corp.	1,885,700	17,506
	Materion Corp.	124,995	16,266
	Livent Corp.[1]	711,787	12,798
	Nissan Chemical Corp.	289,500	11,271
	Resonac Holdings Co., Ltd.	478,200	9,503
	Huhtamäki OYJ	225,000	9,125
	PI Industries, Ltd.	188,382	7,951
	Lundin Mining Corp.	850,000	6,954
	Vidrala, SA, non-registered shares	64,918	6,724
	Alcoa Corp.	150,000	5,100
	Kaneka Corp.	161,005	4,081
	Cabot Corp.	48,229	4,027
	NV Bekaert SA	53,808	2,764
	Mayr-Melnhof Karton AG, non-registered shares	17,479	2,445
	Umicore SA	78,737	2,164
	Aurubis AG2	18,654	1,529

			158,826

Communication	Lions Gate Entertainment Corp., Class B1	4,812,841	49,043
services	Indosat Tbk PT	38,357,467	23,363
3.53%	JCDecaux SE1	976,059	19,653
	Rightmove PLC	1,581,453	11,557
	Trustpilot Group PLC[1]	2,966,832	5,600
	IHS Holding, Ltd.[1]	719,774	3,311

			112,527

Real estate	Embassy Office Parks REIT	5,865,088	22,878
3.51%	Embassy Office Parks REIT[1]	787,616	3,072
	TAG Immobilien AG1	774,169	11,277
	PotlatchDeltic Corp. REIT	228,928	11,240

58  American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	Altus Group, Ltd.[2]	340,710	$10,835
(continued)	Macrotech Developers, Ltd.	737,876	9,068
	ESR-Logos REIT	36,822,373	8,933
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	7,545
	Fibra Uno Administración REIT, SA de CV	3,707,727	6,675
	JHSF Participações SA	5,823,950	6,598
	Mindspace Business Parks REIT	1,250,000	4,856
	St. Joe Co.	68,500	4,122
	LXP Industrial Trust REIT	253,025	2,510
	Charter Hall Group REIT	155,039	1,263
	Ayala Land, Inc.	1,375,186	856

			111,728

Energy	Diamond Offshore Drilling, Inc.[1]	1,042,513	13,553
1.77%	United Tractors Tbk PT	7,404,700	10,873
	Subsea 7 SA	556,624	8,114
	Weatherford International[1]	82,600	8,081
	Helmerich & Payne, Inc.	201,998	7,316
	Aegis Logistics, Ltd.	1,041,407	4,397
	Vista Energy, SAB de CV, Class A (ADR)[1]	136,507	4,028

			56,362

Utilities	Black Hills Corp.	196,061	10,577
1.39%	ENN Energy Holdings, Ltd.	1,205,597	8,863
	ACEN Corp.	101,171,292	7,997
	Neoenergia SA	1,442,015	6,321
	SembCorp Industries, Ltd.	1,536,800	6,169
	Brookfield Infrastructure Corp., Class A, subordinate voting shares	120,000	4,233

			44,160

Consumer staples	Grocery Outlet Holding Corp.[1]	519,956	14,018
0.96%	Redcare Pharmacy NV, non-registered shares[1]	50,748	7,374
	Scandinavian Tobacco Group A/S	289,500	5,029
	TreeHouse Foods, Inc.[1]	83,498	3,461
	DocMorris AG1	9,250	818
			30,700

	Total common stocks (cost: $2,368,443,000)		3,068,057

Preferred securities 0.71%
Information	SmartHR, Inc., Series D, preferred shares[1,4,5]	3,006	13,964
technology	Yotpo, Ltd., Series F, preferred shares[1,4,5]	2,158,609	3,152
0.71%	Yotpo, Ltd., Series B, preferred shares[1,4,5]	287,894	420
	Yotpo, Ltd., Series C, preferred shares[1,4,5]	274,070	400
	Yotpo, Ltd., Series A-1, preferred shares[1,4,5]	183,819	268
	Yotpo, Ltd., Series A, preferred shares[1,4,5]	89,605	131
	Yotpo, Ltd., Series C-1, preferred shares[1,4,5]	75,980	111
	Yotpo, Ltd., Series D, preferred shares[1,4,5]	42,368	62
	Yotpo, Ltd., Series B-1, preferred shares[1,4,5]	33,838	49
	Outreach Corp., Series G, preferred shares[1,4,5]	154,354	3,964

	Total preferred securities (cost: $25,673,000)		22,521

American Funds Insurance Series  59

Global Small Capitalization Fund (continued)

Rights & warrants 0.12%		Shares	Value (000)
Information	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 1/27/2025[1,6]	245,849	$3,878

technology	Total rights & warrants (cost: $5,725,000)		3,878

0.12%

Short-term securities 3.77%
Money market investments 3.53%
	Capital Group Central Cash Fund 5.44%[3,7]	1,124,642	112,453

Money market investments purchased with collateral from securities on loan 0.24%
	Capital Group Central Cash Fund 5.44%[3,7,8]	49,270	4,926
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[7,8]	2,384,764	2,385
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[7,8]	370,500	371

			7,682

	Total short-term securities (cost: $120,141,000)		120,135

	Total investment securities 100.94% (cost: $2,519,982,000)		3,214,591
	Other assets less liabilities (0.94)%		(30,035)

	Net assets 100.00%		$3,184,556

Investments in affiliates[3]
	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Common stocks 0.63%
Consumer discretionary 0.63%
Lands’ End, Inc.[1]	$15,939	$—	$—		$—	$4,137	$20,076	$—
Short-term securities 3.69%
Money market investments 3.53%
Capital Group Central Cash Fund 5.44%[7]	95,809	616,433	599,799		34	(24)	112,453	7,198
Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 5.44%[7,8]	23,235		18,309	[9]			4,926	—	[10]

Total short-term securities							117,379

Total 4.32%					$34	$4,113	$137,455	$7,198

Restricted securities[5]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
SmartHR, Inc., Series D, preferred shares[1,4]	5/28/2021	$14,344	$13,964	.44%
Yotpo, Ltd., Series F, preferred shares[1,4]	2/25/2021	4,748	3,152	.10
Yotpo, Ltd.[1,4]	3/16/2021	1,418	991	.03
Yotpo, Ltd., Series B, preferred shares[1,4]	3/16/2021	602	420	.01
Yotpo, Ltd., Series C, preferred shares[1,4]	3/16/2021	573	400	.01

60  American Funds Insurance Series

Global Small Capitalization Fund (continued)

Restricted securities[5] (continued)
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Yotpo, Ltd., Series A-1, preferred shares[1,4]	3/16/2021	$384	$268	.01%
Yotpo, Ltd., Series A, preferred shares[1,4]	3/16/2021	187	131	.01
Yotpo, Ltd., Series C-1, preferred shares[1,4]	3/16/2021	159	111	.01
Yotpo, Ltd., Series D, preferred shares[1,4]	3/16/2021	88	62	.00	[11]
Yotpo, Ltd., Series B-1, preferred shares[1,4]	3/16/2021	71	49	.00	[11]
BridgeBio Pharma, Inc.[1]	9/25/2023	3,667	5,428	.17
Outreach Corp., Series G, preferred shares[1,4]	5/27/2021	4,517	3,964	.12

Total		$30,758	$28,940	.91%

1	Security did not produce income during the last 12 months.
2

All or a portion of this security was on loan. The total value of all such securities was $30,423,000, which represented .96% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
4	Value determined using significant unobservable inputs.
5

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $28,940,000, which represented .91% of the net assets of the fund.

6

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,878,000, which represented .12% of the net assets of the fund.

7	Rate represents the seven-day yield at 12/31/2023.
8	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
9	Represents net activity. Refer to Note 5 for more information on securities lending.
10	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
11	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

American Funds Insurance Series  61

Growth Fund

Investment portfolio December 31, 2023

Common stocks 98.37%		Shares	Value (000)
Information	Microsoft Corp.	5,763,387	$2,167,264
technology	Broadcom, Inc.	979,691	1,093,580
20.97%	Salesforce, Inc.[1]	2,150,382	565,852
	NVIDIA Corp.	876,795	434,207
	Shopify, Inc., Class A, subordinate voting shares[1]	5,109,407	398,023
	Cloudflare, Inc., Class A1	4,102,700	341,591
	ASML Holding NV	226,999	171,387
	ASML Holding NV (ADR)	189,937	143,767
	Apple, Inc.	1,580,276	304,251
	Synopsys, Inc.[1]	459,300	236,498
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,137,000	118,109
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	906,400	94,266
	Applied Materials, Inc.	1,213,730	196,709
	Motorola Solutions, Inc.	501,000	156,858
	Intuit, Inc.	250,767	156,737
	Micron Technology, Inc.	1,792,860	153,003
	MicroStrategy, Inc., Class A1,2	236,458	149,352
	Constellation Software, Inc.	59,802	148,270
	ServiceNow, Inc.[1]	206,814	146,112
	DocuSign, Inc.[1]	2,070,159	123,071
	Wolfspeed, Inc.[1]	2,109,815	91,798
	Adobe, Inc.[1]	145,334	86,706
	Intel Corp.	1,719,509	86,405
	Trimble, Inc.[1]	1,497,687	79,677
	SAP SE	477,361	73,430
	CDW Corp.	311,859	70,892
	RingCentral, Inc., Class A1	1,465,500	49,754
	NetApp, Inc.	527,540	46,508
	ON Semiconductor Corp.[1]	512,376	42,799
	GoDaddy, Inc., Class A1	392,118	41,627
	MongoDB, Inc., Class A1	99,000	40,476
	Silicon Laboratories, Inc.[1]	231,815	30,662
	Atlassian Corp., Class A1	125,959	29,961
	BILL Holdings, Inc.[1]	349,833	28,543
	ASM International NV	52,525	27,352
	Palo Alto Networks, Inc.[1]	80,300	23,679
	Fair Isaac Corp.[1]	17,982	20,931
	Ciena Corp.[1]	462,700	20,826
	Datadog, Inc., Class A1	170,525	20,698
	MKS Instruments, Inc.	130,800	13,455
	Dynatrace, Inc.[1]	230,250	12,592
	Stripe, Inc., Class B1,3,4	168,598	4,303

			8,241,981

Communication	Meta Platforms, Inc., Class A1	9,152,773	3,239,715
services	Netflix, Inc.[1]	3,272,855	1,593,488
18.00%	Alphabet, Inc., Class C1	6,375,179	898,454
	Alphabet, Inc., Class A1	3,138,703	438,445
	Snap, Inc., Class A, nonvoting shares[1]	14,000,000	237,020
	Charter Communications, Inc., Class A1	463,276	180,066
	Pinterest, Inc., Class A1	4,252,664	157,519
	Take-Two Interactive Software, Inc.[1]	665,763	107,155
	Frontier Communications Parent, Inc.[1]	3,168,010	80,277
	Comcast Corp., Class A	1,343,725	58,922
	T-Mobile US, Inc.	265,000	42,487
	Electronic Arts, Inc.	188,500	25,789
	Iridium Communications, Inc.	358,642	14,762

			7,074,099

62  American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Tesla, Inc.[1]	7,564,300	$1,879,577
discretionary	Amazon.com, Inc.[1]	3,914,943	594,837
15.04%	Home Depot, Inc.	1,028,000	356,253
	DoorDash, Inc., Class A1	3,000,000	296,670
	Royal Caribbean Cruises, Ltd.[1]	2,197,978	284,616
	Chipotle Mexican Grill, Inc.[1]	114,640	262,177
	Airbnb, Inc., Class A1	1,698,900	231,288
	D.R. Horton, Inc.	1,423,144	216,289
	Tractor Supply Co.	942,546	202,676
	Hermès International	61,000	129,459
	Evolution AB	1,047,654	125,390
	Norwegian Cruise Line Holdings, Ltd.[1]	5,591,100	112,046
	Amadeus IT Group SA, Class A, non-registered shares	1,300,613	93,280
	Booking Holdings, Inc.[1]	25,688	91,121
	Floor & Decor Holdings, Inc., Class A1	792,300	88,389
	O’Reilly Automotive, Inc.[1]	79,800	75,816
	NIKE, Inc., Class B	685,684	74,445
	LVMH Moët Hennessy-Louis Vuitton SE	86,048	69,796
	Aramark	2,477,864	69,628
	Polaris, Inc.	651,000	61,695
	YUM! Brands, Inc.	443,175	57,905
	Five Below, Inc.[1]	252,000	53,716
	Toll Brothers, Inc.	518,183	53,264
	Etsy, Inc.[1]	527,810	42,779
	Churchill Downs, Inc.	303,658	40,973
	Burlington Stores, Inc.[1]	197,450	38,400
	Helen of Troy, Ltd.[1]	269,597	32,570
	Wayfair, Inc., Class A1	514,000	31,714
	adidas AG	153,618	31,237
	VF Corp.	1,614,746	30,357
	Salvatore Ferragamo SpA	2,174,477	29,375
	TopBuild Corp.[1]	69,453	25,994
	Caesars Entertainment, Inc.[1]	532,514	24,964
	YETI Holdings, Inc.[1]	372,600	19,293
	Skyline Champion Corp.[1]	259,241	19,251
	Hilton Worldwide Holdings, Inc.	100,828	18,360
	Flutter Entertainment PLC (CDI)[1]	65,253	11,558
	Flutter Entertainment PLC[1]	26,024	4,583
	Darden Restaurants, Inc.	94,435	15,516
	Service Corp. International	200,000	13,690

			5,910,947

Health care	Regeneron Pharmaceuticals, Inc.[1]	1,018,940	894,925
14.12%	Intuitive Surgical, Inc.[1]	2,058,000	694,287
	UnitedHealth Group, Inc.	1,047,719	551,593
	Vertex Pharmaceuticals, Inc.[1]	1,097,332	446,493
	Alnylam Pharmaceuticals, Inc.[1]	2,121,508	406,078
	Eli Lilly and Co.	588,645	343,133
	Thermo Fisher Scientific, Inc.	515,045	273,381
	Centene Corp.[1]	3,164,690	234,852
	Karuna Therapeutics, Inc.[1]	565,350	178,939
	Novo Nordisk AS, Class B	1,417,430	146,612
	Moderna, Inc.[1]	1,312,374	130,516
	DexCom, Inc.[1]	850,000	105,476
	HCA Healthcare, Inc.	381,335	103,220
	Boston Scientific Corp.[1]	1,713,515	99,058
	Molina Healthcare, Inc.[1]	205,507	74,252
	AstraZeneca PLC	550,784	74,181
	Mettler-Toledo International, Inc.[1]	60,132	72,938
	Ascendis Pharma AS (ADR)[1]	467,866	58,928
	Sarepta Therapeutics, Inc.[1]	562,645	54,256

American Funds Insurance Series  63

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Zoetis, Inc., Class A	269,320	$53,156
(continued)	Danaher Corp.	216,235	50,024
	Catalent, Inc.[1]	1,110,573	49,898
	Abbott Laboratories	398,968	43,914
	Guardant Health, Inc.[1]	1,618,159	43,771
	Bristol-Myers Squibb Co.	796,057	40,846
	Align Technology, Inc.[1]	143,900	39,429
	Edwards Lifesciences Corp.[1]	471,502	35,952
	Veeva Systems, Inc., Class A1	186,440	35,893
	R1 RCM, Inc.[1]	3,162,865	33,431
	Verily Life Sciences, LLC[1,3,4]	300,178	31,351
	Pfizer, Inc.	890,000	25,623
	Exact Sciences Corp.[1]	328,930	24,334
	Humana, Inc.	52,000	23,806
	NovoCure, Ltd.[1]	1,183,355	17,667
	agilon health, Inc.[1]	1,405,448	17,638
	CRISPR Therapeutics AG1,2	262,678	16,444
	McKesson Corp.	27,500	12,732
	Galapagos NV1	173,355	7,058
	Biohaven, Ltd.[1]	65,550	2,805

			5,548,890

Industrials	TransDigm Group, Inc.	766,218	775,106
11.29%	Uber Technologies, Inc.[1]	10,676,000	657,321
	Jacobs Solutions, Inc.	2,169,000	281,536
	Carrier Global Corp.	4,382,953	251,801
	Caterpillar, Inc.	715,348	211,507
	Ryanair Holdings PLC (ADR)	1,500,325	200,083
	Ryanair Holdings PLC	96,554	2,032
	General Electric Co.	1,414,588	180,544
	United Rentals, Inc.	296,000	169,732
	Airbus SE, non-registered shares	955,893	147,550
	Robert Half, Inc.	1,403,500	123,396
	MTU Aero Engines AG	541,769	116,769
	Equifax, Inc.	468,622	115,886
	Quanta Services, Inc.	476,400	102,807
	Old Dominion Freight Line, Inc.	245,000	99,306
	United Airlines Holdings, Inc.[1]	1,776,476	73,297
	Southwest Airlines Co.	2,515,000	72,633
	Republic Services, Inc.	437,004	72,066
	Ceridian HCM Holding, Inc.[1]	1,005,539	67,492
	Genpact, Ltd.	1,768,626	61,389
	Axon Enterprise, Inc.[1]	233,551	60,333
	Northrop Grumman Corp.	94,803	44,381
	ITT, Inc.	343,000	40,927
	Rockwell Automation	118,900	36,916
	TransUnion	525,478	36,106
	Ingersoll-Rand, Inc.	438,106	33,883
	AMETEK, Inc.	204,860	33,779
	HEICO Corp.	179,400	32,089
	Boeing Co.[1]	116,800	30,445
	Canadian Pacific Kansas City, Ltd.	376,000	29,727
	Armstrong World Industries, Inc.	297,461	29,246
	Saia, Inc.[1]	66,090	28,962
	Waste Connections, Inc.	193,510	28,885
	Fortive Corp.	381,000	28,053
	Dun & Bradstreet Holdings, Inc.	2,339,500	27,372
	Safran SA	137,245	24,211
	FedEx Corp.	88,000	22,261
	XPO, Inc.[1]	243,764	21,351
	Vestis Corp.	999,932	21,139

64  American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Paylocity Holding Corp.[1]	123,239	$20,316
(continued)	Veralto Corp.	185,603	15,268
	Core & Main, Inc., Class A1	168,600	6,813
	Einride AB1,3,4	78,648	2,674

			4,437,390

Financials	Visa, Inc., Class A	2,789,473	726,239
7.58%	Bank of America Corp.	7,760,600	261,299
	Mastercard, Inc., Class A	610,368	260,328
	Fiserv, Inc.[1]	1,833,900	243,615
	KKR & Co., Inc.	2,616,216	216,753
	Blackstone, Inc.	1,007,500	131,902
	Apollo Asset Management, Inc.	1,286,147	119,856
	Block, Inc., Class A1	1,395,307	107,927
	Affirm Holdings, Inc., Class A1	1,999,051	98,233
	MSCI, Inc.	156,590	88,575
	Capital One Financial Corp.	648,500	85,031
	Toast, Inc., Class A1	4,300,521	78,528
	Marsh & McLennan Companies, Inc.	403,461	76,444
	Brookfield Corp., Class A	1,763,605	70,756
	UBS Group AG	1,535,000	47,675
	Aon PLC, Class A	155,700	45,312
	Progressive Corp.	271,528	43,249
	Blue Owl Capital, Inc., Class A	2,891,712	43,087
	Ryan Specialty Holdings, Inc., Class A1	870,000	37,427
	Ares Management Corp., Class A	310,500	36,925
	Arch Capital Group, Ltd.[1]	492,472	36,576
	Wells Fargo & Co.	593,000	29,187
	S&P Global, Inc.	64,900	28,590
	Nasdaq, Inc.	411,500	23,925
	Intercontinental Exchange, Inc.	127,000	16,311
	Trupanion, Inc.[1]	519,075	15,837
	Brookfield Asset Management, Ltd., Class A	250,000	10,043

			2,979,630

Energy	Halliburton Co.	11,600,000	419,340
4.17%	Canadian Natural Resources, Ltd. (CAD denominated)	5,941,700	389,268
	Schlumberger NV	5,206,000	270,920
	EOG Resources, Inc.	1,707,393	206,509
	EQT Corp.	2,798,000	108,171
	Tourmaline Oil Corp.	2,061,700	92,719
	Cenovus Energy, Inc. (CAD denominated)	4,589,800	76,482
	New Fortress Energy, Inc., Class A2	829,000	31,278
	ConocoPhillips	168,186	19,521
	MEG Energy Corp.[1]	830,000	14,827
	Equitrans Midstream Corp.	936,942	9,538

			1,638,573

Consumer staples	Dollar Tree Stores, Inc.[1]	2,084,201	296,061
3.76%	Performance Food Group Co.[1]	3,559,500	246,139
	Target Corp.	1,400,000	199,388
	Dollar General Corp.	1,453,612	197,619
	Costco Wholesale Corp.	287,855	190,007
	Kroger Co.	2,137,000	97,682
	Constellation Brands, Inc., Class A	264,013	63,825
	Philip Morris International, Inc.	614,113	57,776
	Monster Beverage Corp.[1]	835,498	48,133
	Molson Coors Beverage Co., Class B, restricted voting shares	556,523	34,065

American Funds Insurance Series  65

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Keurig Dr Pepper, Inc.	903,000	$30,088
(continued)	British American Tobacco PLC	429,990	12,548
	JUUL Labs, Inc., Class A1,3,4	2,711,477	2,901

			1,476,232

Materials	Wheaton Precious Metals Corp.	2,915,000	143,826
2.35%	Linde PLC	328,570	134,947
	Grupo México, SAB de CV, Series B	20,340,000	112,810
	Silgan Holdings, Inc.	2,388,500	108,079
	ATI, Inc.[1]	2,070,860	94,162
	CF Industries Holdings, Inc.	1,006,500	80,017
	Royal Gold, Inc.	599,000	72,455
	Franco-Nevada Corp.	340,400	37,704
	Glencore PLC	5,275,000	31,646
	Olin Corp.	550,660	29,708
	Mosaic Co.	830,420	29,671
	Albemarle Corp.	160,186	23,144
	Sherwin-Williams Co.	73,100	22,800

			920,969

Utilities	PG&E Corp.	9,227,065	166,364
0.68%	Constellation Energy Corp.	860,427	100,575

			266,939

Real estate	Zillow Group, Inc., Class C, nonvoting shares[1]	2,492,002	144,187
0.41%	CoStar Group, Inc.[1]	184,386	16,114

			160,301

	Total common stocks (cost: $19,611,054,000)		38,655,951

Preferred securities 0.29%
Information	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	70,520
technology	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,344
0.27%	PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	30,268
	Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	3,129

			105,261

Industrials	ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,4,5]	153,713	5,027
0.02%	ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,4,5]	42,272	1,382
	Einride AB, Series C, preferred shares[1,3,4]	77,647	2,640

			9,049

	Total preferred securities (cost: $102,962,000)		114,310

Rights & warrants 0.00%
Information	Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	53,352	—	[6]

technology
0.00%

Industrials	ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3,4]	31,704	—	[6]

0.00%	Total rights & warrants (cost: $0)		—	[6]

66  American Funds Insurance Series

Growth Fund (continued)

Bonds, notes & other debt instruments 0.01%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 0.01%
Consumer	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	USD5,576	$5,508

discretionary	Total bonds, notes & other debt instruments (cost: $4,346,000)		5,508

0.01%

Short-term securities 1.55%		Shares
Money market investments 1.50%
	Capital Group Central Cash Fund 5.44%[8,9]	5,883,315	588,273

Money market investments purchased with collateral from securities on loan 0.05%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[8,10]	9,820,459	9,821
	Capital Group Central Cash Fund 5.44%[8,9,10]	50,329	5,032
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[8,10]	4,850,125	4,850

			19,703

	Total short-term securities (cost: $607,964,000)		607,976

	Total investment securities 100.22% (cost: $20,326,326,000)		39,383,745
	Other assets less liabilities (0.22)%		(84,935)

	Net assets 100.00%		$39,298,810

Investments in affiliates[9]
	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Short-term securities 1.51%
Money market investments 1.50%
Capital Group Central Cash Fund 5.44%[8]	$1,142,555	$4,221,017	$4,775,408		$315	$(206)	$588,273	$52,082
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.44%[8,10]	24,410		19,378	[11]			5,032	—	[12]

Total 1.51%					$315	$(206)	$593,305	$52,082

American Funds Insurance Series  67

Growth Fund (continued)

Restricted securities[4]
	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$70,520		.18%
Stripe, Inc., Class B1,3	5/6/2021	6,766	4,303		.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,344		.00	[13]
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	31,351		.08
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	30,268		.08
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,5]	10/22/2021	10,452	5,027		.01
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,5]	12/14/2023	1,382	1,382		.01
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3]	12/14/2023	—	—	[6]	.00	[13]
Einride AB1,3	2/1/2023	2,674	2,674		.01
Einride AB, Series C, preferred shares[1,3]	11/23/2022	2,640	2,640		.00	[13]
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	3,129		.01
JUUL Labs, Inc., Class A1,3	11/13/2023	43,768	2,901		.01

Total		$193,170	$155,539		.40%

[1]	Security did not produce income during the last 12 months.

[2]

All or a portion of this security was on loan. The total value of all such securities was $21,365,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.

[4]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $155,539,000, which represented .40% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

[6]	Amount less than one thousand.
[7]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,508,000, which represented .01% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2023.

[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

[11]	Represents net activity. Refer to Note 5 for more information on securities lending.

[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

[13]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

USD = U.S. dollars

Refer to the notes to financial statements.

68  American Funds Insurance Series

International Fund

Investment portfolio December 31, 2023

Common stocks 97.08%		Shares	Value (000)
Industrials	Airbus SE, non-registered shares	1,387,973	$214,245
17.46%	Recruit Holdings Co., Ltd.	4,154,609	177,374
	Safran SA	714,612	126,061
	Siemens AG	500,792	93,934
	Melrose Industries PLC	12,204,660	88,179
	Techtronic Industries Co., Ltd.	6,920,500	82,774
	Ashtead Group PLC	971,740	67,332
	MTU Aero Engines AG	229,720	49,512
	NIBE Industrier AB, Class B	5,279,328	37,313
	DSV A/S	201,977	35,530
	International Container Terminal Services, Inc.	7,953,240	35,225
	Kingspan Group PLC	385,126	33,284
	Legrand SA	305,587	31,830
	AB Volvo, Class B	1,078,902	28,047
	Diploma PLC	599,545	27,312
	Rumo SA	4,163,005	19,634
	Shenzhen Inovance Technology Co., Ltd., Class A	1,843,417	16,396
	Grab Holdings, Ltd., Class A1	4,287,405	14,449
	Larsen & Toubro, Ltd.	324,571	13,739
	Thales SA	92,053	13,614
	DHL Group	253,300	12,547
	Airports of Thailand PCL, foreign registered shares	5,078,900	8,808
	ZTO Express (Cayman), Inc., Class A (ADR)	366,358	7,796
	Bureau Veritas SA	292,900	7,403
	Astra International Tbk PT	18,869,900	6,915
	TELUS International (Cda), Inc., subordinate voting shares[1,2]	526,752	4,519

			1,253,772

Information	Shopify, Inc., Class A, subordinate voting shares[1]	3,462,045	269,693
technology	SK hynix, Inc.	1,056,148	115,316
14.41%	Taiwan Semiconductor Manufacturing Co., Ltd.	5,561,000	107,024
	ASML Holding NV	107,488	81,155
	NICE, Ltd. (ADR)[1]	329,681	65,775
	Samsung Electronics Co., Ltd.	970,662	59,036
	SAP SE	332,301	51,116
	Constellation Software, Inc.	19,406	48,114
	Renesas Electronics Corp.[1]	2,574,000	46,196
	Disco Corp.	184,300	45,352
	NXP Semiconductors NV	173,200	39,781
	Fujitsu, Ltd.	154,200	23,279
	OBIC Co., Ltd.	114,500	19,662
	Lasertec Corp.	69,200	18,085
	Infosys, Ltd.	749,660	13,878
	Dassault Systemes SE	277,000	13,560
	Tata Consultancy Services, Ltd.	263,814	12,012
	Canva, Inc.[1,3,4]	4,819	5,140

			1,034,174

Health care	Novo Nordisk AS, Class B	2,895,071	299,451
12.02%	Daiichi Sankyo Co., Ltd.	9,339,308	258,553
	Grifols, SA, Class A, non-registered shares[1]	2,789,283	47,806
	Grifols, SA, Class B (ADR)[1]	793,690	9,175
	AstraZeneca PLC	296,157	39,887
	Sanofi	401,199	39,776
	Eurofins Scientific SE, non-registered shares	525,037	34,352
	HOYA Corp.	228,400	28,406
	WuXi AppTec Co., Ltd., Class H	2,289,733	23,412
	WuXi AppTec Co., Ltd., Class A	288,960	2,978
	Bayer AG	630,036	23,389
	Takeda Pharmaceutical Co., Ltd.	690,800	19,831

American Funds Insurance Series  69

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Insulet Corp.[1]	46,653	$10,123
(continued)	bioMérieux SA	85,777	9,556
	Ambu AS, Class B, non-registered shares[1]	480,488	7,484
	WuXi Biologics (Cayman), Inc.[1]	1,732,166	6,543
	Siemens Healthineers AG	37,213	2,163

			862,885

Materials	Fortescue, Ltd.	12,796,750	253,123
11.77%	Glencore PLC	26,212,865	157,257
	Shin-Etsu Chemical Co., Ltd.	2,849,700	119,078
	First Quantum Minerals, Ltd.	11,403,572	93,377
	Ivanhoe Mines, Ltd., Class A1	4,152,270	40,268
	Ivanhoe Mines, Ltd., Class A1,4	3,675,281	35,642
	Vale SA (ADR), ordinary nominative shares	1,756,600	27,860
	Vale SA, ordinary nominative shares	161,800	2,565
	Arkema SA	249,484	28,380
	DSM-Firmenich AG	247,636	25,213
	Wacker Chemie AG	147,773	18,649
	Air Liquide SA	83,122	16,170
	Linde PLC	35,287	14,493
	BASF SE	208,760	11,241
	Antofagasta PLC	72,963	1,561

			844,877

Consumer	MercadoLibre, Inc.[1]	109,049	171,375
discretionary	adidas AG	413,125	84,004
11.34%	Evolution AB	699,962	83,776
	LVMH Moët Hennessy-Louis Vuitton SE	84,813	68,794
	Flutter Entertainment PLC[1]	357,914	63,033
	Flutter Entertainment PLC (CDI)[1]	17,996	3,187
	Ferrari NV (EUR denominated)	188,192	63,428
	Maruti Suzuki India, Ltd.	488,078	60,381
	Sony Group Corp.	587,500	55,668
	Entain PLC	4,112,405	51,945
	Compagnie Financière Richemont SA, Class A	278,839	38,461
	Dowlais Group PLC	12,204,660	16,572
	NEXT PLC	136,649	14,106
	InterContinental Hotels Group PLC	134,272	12,127
	Zalando SE, non-registered shares[1]	467,567	11,072
	Fast Retailing Co., Ltd.	33,500	8,306
	Hermès International	2,060	4,372
	Coupang, Inc., Class A1	205,714	3,331

			813,938

Financials	Kotak Mahindra Bank, Ltd.	7,259,052	166,328
11.32%	AIA Group, Ltd.	14,331,276	124,473
	NU Holdings, Ltd. / Cayman Islands, Class A1	11,870,233	98,879
	Aegon, Ltd.	11,756,834	68,152
	Banco Bilbao Vizcaya Argentaria, SA	6,624,400	60,357
	ING Groep NV	3,979,140	59,569
	HDFC Bank, Ltd.	1,814,987	37,234
	HDFC Bank, Ltd. (ADR)	207,750	13,942
	Bajaj Finserv, Ltd.	1,598,500	32,353
	Axis Bank, Ltd.	2,029,545	26,845
	Jio Financial Services, Ltd.[1]	8,958,436	25,045
	FinecoBank SpA	1,271,778	19,108
	B3 SA - Brasil, Bolsa, Balcao	5,967,300	17,746
	Bank Central Asia Tbk PT	23,381,700	14,261
	Bajaj Finance, Ltd.	151,942	13,363

70  American Funds Insurance Series

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Bank Mandiri (Persero) Tbk PT	27,858,000	$10,928
(continued)	China Merchants Bank Co., Ltd., Class A	2,726,800	10,732
	ICICI Bank, Ltd.	485,000	5,800
	China Pacific Insurance (Group) Co., Ltd., Class H	2,236,800	4,506
	Futu Holdings, Ltd. (ADR)[1]	52,123	2,847

			812,468

Energy	Reliance Industries, Ltd.	7,221,202	224,099
7.73%	Canadian Natural Resources, Ltd. (CAD denominated)	2,200,639	144,174
	Cenovus Energy, Inc. (CAD denominated)	4,285,642	71,414
	TotalEnergies SE	703,124	47,762
	Neste OYJ	1,237,003	43,950
	Shell PLC (GBP denominated)	448,462	14,570
	Woodside Energy Group, Ltd.	429,900	9,107
			555,076

Communication	Bharti Airtel, Ltd.	11,630,448	144,080
services	Bharti Airtel, Ltd., interim shares	644,900	4,937
4.75%	Tencent Holdings, Ltd.	1,309,606	49,478
	Universal Music Group NV	1,717,633	49,049
	Informa PLC	3,630,108	36,039
	NetEase, Inc.	1,403,900	26,055
	Ubisoft Entertainment SA1	800,864	20,497
	Singapore Telecommunications, Ltd.	5,800,500	10,840

			340,975

Consumer staples	Danone SA	878,392	56,974
4.49%	Ajinomoto Co., Inc.	1,278,300	49,401
	Kweichow Moutai Co., Ltd., Class A	197,623	48,004
	Seven & i Holdings Co., Ltd.	1,139,200	45,118
	Treasury Wine Estates, Ltd.	3,953,315	28,956
	Nissin Foods Holdings Co., Ltd.	811,200	28,286
	Kobe Bussan Co., Ltd.	885,600	26,135
	JBS SA	4,012,623	20,511
	Diageo PLC	375,982	13,654
	Pernod Ricard SA	29,063	5,139

			322,178

Utilities	ENN Energy Holdings, Ltd.	6,953,828	51,119
1.24%	E.ON SE	1,101,028	14,770
	Engie SA	831,097	14,614
	SembCorp Industries, Ltd.	2,195,700	8,815

			89,318

Real estate	ESR Group, Ltd.	14,852,600	20,501
0.55%	Ayala Land, Inc.	18,147,800	11,290
	China Resources Mixc Lifestyle Services, Ltd.	2,250,400	7,986

			39,777

	Total common stocks (cost: $5,192,228,000)		6,969,438

Preferred securities 0.63%
Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	26,429

0.37%

American Funds Insurance Series  71

International Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	103,247	$9,105

discretionary
0.13%

Financials	Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	9,101
0.13%

Information	Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	422	450
technology	Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	18	19
0.00%	Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	1	1

			470

	Total preferred securities (cost: $57,976,000)		45,105

Rights & warrants 0.00%
Information	Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	7,730	—	[5]

technology	Total rights & warrants (cost: $0)		—	[5]

0.00%

Short-term securities 2.81%
Money market investments 2.81%
	Capital Group Central Cash Fund 5.44%[6,7]	2,020,467	202,026

Money market investments purchased with collateral from securities on loan 0.00%

	Capital Group Central Cash Fund 5.44%[6,7,8]	467	47
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[6,8]	29,171	29
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[6,8]	1,069	1

			77

	Total short-term securities (cost: $202,102,000)		202,103

	Total investment securities 100.52% (cost: $5,452,306,000)		7,216,646
	Other assets less liabilities (0.52)%		(37,634)

	Net assets 100.00%		$7,179,012

Investments in affiliates[7]
	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Short-term securities 2.81%
Money market investments 2.81%
Capital Group Central Cash Fund 5.44%[6]	$306,023	$1,078,215	$1,182,222	$57	$(47)	$202,026	$14,923

72  American Funds Insurance Series

International Fund (continued)

Investments in affiliates[7] (continued)

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.44%[6,8]	$422	$	$375	[9]	$		$	$47	$—	[10]

Total 2.81%						$57	$(47)	$202,073	$14,923

Restricted securities[4]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$35,642	.49%
Canva, Inc.[1,3]	8/26/2021-11/4/2021	8,215	5,140	.07
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	719	450	.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	31	19	.00	[11]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	2	1	.00	[11]

Total		$41,929	$41,252	.57%

[1]	Security did not produce income during the last 12 months.

[2]

All or a portion of this security was on loan. The total value of all such securities was $82,000, which represented less than 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.

[4]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $41,252,000, which represented .57% of the net assets of the fund.

[5]	Amount less than one thousand.

[6]	Rate represents the seven-day yield at 12/31/2023.

[7]

Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended. 8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

[9]	Represents net activity. Refer to Note 5 for more information on securities lending.

[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

[11]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

American Funds Insurance Series  73

New World Fund

Investment portfolio December 31, 2023

Common stocks 91.84%		Shares	Value (000)
Financials	Kotak Mahindra Bank, Ltd.	2,131,574	$48,841
15.31%	HDFC Bank, Ltd.	1,826,456	37,469
	AIA Group, Ltd.	4,278,400	37,160
	Capitec Bank Holdings, Ltd.	248,887	27,496
	NU Holdings, Ltd. / Cayman Islands, Class A1	2,950,365	24,577
	Bank Central Asia Tbk PT	39,663,323	24,192
	B3 SA - Brasil, Bolsa, Balcao	7,116,559	21,164
	AU Small Finance Bank, Ltd.	1,808,005	17,096
	Banco Bilbao Vizcaya Argentaria, SA	1,750,272	15,947
	Mastercard, Inc., Class A	35,390	15,094
	Bank Mandiri (Persero) Tbk PT	36,715,900	14,403
	Axis Bank, Ltd.	1,069,420	14,145
	Ping An Insurance (Group) Company of China, Ltd., Class H	2,934,844	13,276
	XP, Inc., Class A	502,485	13,100
	ICICI Bank, Ltd. (ADR)	272,925	6,506
	ICICI Bank, Ltd.	451,697	5,402
	Visa, Inc., Class A	44,907	11,692
	Cholamandalam Investment and Finance Co., Ltd.	766,667	11,591
	Bajaj Finance, Ltd.	122,827	10,802
	Eurobank Ergasias Services and Holdings SA1	5,058,832	8,980
	Bank Rakyat Indonesia (Persero) Tbk PT	22,651,300	8,398
	Discovery, Ltd.	1,004,040	7,888
	Grupo Financiero Banorte, SAB de CV, Series O	751,619	7,558
	Bank of Baroda	2,694,572	7,470
	Erste Group Bank AG	183,121	7,430
	PagSeguro Digital, Ltd., Class A1	591,987	7,382
	Shriram Finance, Ltd.	293,006	7,216
	Bank of the Philippine Islands	3,413,998	6,395
	Industrial and Commercial Bank of China, Ltd., Class H	12,238,000	5,974
	Edenred SA	94,580	5,679
	National Bank of Greece SA1	816,245	5,664
	Canara Bank	1,038,030	5,450
	PB Fintech, Ltd.[1]	479,990	4,578
	Alpha Services and Holdings SA1	2,385,745	4,047
	Jio Financial Services, Ltd.[1]	1,424,671	3,983
	Max Financial Services, Ltd.[1]	276,426	3,167
	Brookfield Corp., Class A	77,870	3,124
	Moody’s Corp.	7,566	2,955
	DBS Group Holdings, Ltd.	116,173	2,935
	Bajaj Finserv, Ltd.	135,800	2,749
	Aon PLC, Class A	8,914	2,594
	BDO Unibank, Inc.	1,094,810	2,577
	East Money Information Co., Ltd., Class A	1,289,327	2,547
	S&P Global, Inc.	5,641	2,485
	China Pacific Insurance (Group) Co., Ltd., Class H	1,225,200	2,468
	BNP Paribas SA	30,335	2,102
	Hong Kong Exchanges and Clearing, Ltd.	58,600	2,005
	Euronet Worldwide, Inc.[1]	19,353	1,964
	Bank of Ningbo Co., Ltd., Class A	472,800	1,338
	China Merchants Bank Co., Ltd., Class H	378,500	1,318
	Prudential PLC	108,552	1,222
	China Construction Bank Corp., Class H	1,934,000	1,157
	Société Générale	38,740	1,033
	TISCO Financial Group PCL, foreign registered shares	314,900	912
	Akbank TAS	694,966	862
	Nedbank Group, Ltd.	61,587	727
	Postal Savings Bank of China Co., Ltd., Class H	1,166,752	556
	Banco BTG Pactual SA, units	53,912	415
	Moscow Exchange MICEX-RTS PJSC[2]	438,203	—	[3]
	Sberbank of Russia PJSC[2]	2,662,164	—	[3]

			517,257

74  American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Information	Microsoft Corp.	282,716	$106,313
technology	Taiwan Semiconductor Manufacturing Co., Ltd.	4,183,269	80,509
14.98%	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,609	1,103
	Broadcom, Inc.	37,347	41,689
	ASML Holding NV	40,993	30,950
	NVIDIA Corp.	55,782	27,624
	Samsung Electronics Co., Ltd.	331,373	20,154
	SK hynix, Inc.	133,741	14,603
	Synopsys, Inc.[1]	26,054	13,415
	Tata Consultancy Services, Ltd.	262,250	11,941
	Apple, Inc.	60,046	11,561
	SAP SE	73,904	11,368
	ASM International NV	21,139	11,008
	Keyence Corp.	25,100	11,002
	Wolfspeed, Inc.[1]	229,036	9,965
	Infosys, Ltd. (ADR)	319,373	5,870
	Infosys, Ltd.	201,410	3,729
	Micron Technology, Inc.	96,870	8,267
	Capgemini SE	38,184	7,988
	Cognizant Technology Solutions Corp., Class A	103,802	7,840
	Disco Corp.	31,200	7,678
	Tokyo Electron, Ltd.	38,700	6,879
	Accenture PLC, Class A	19,032	6,679
	EPAM Systems, Inc.[1]	17,779	5,286
	MediaTek, Inc.	109,000	3,590
	Intel Corp.	71,015	3,568
	TE Connectivity, Ltd.	24,460	3,437
	ON Semiconductor Corp.[1]	39,439	3,294
	TDK Corp.	68,200	3,233
	Nokia Corp.	927,500	3,187
	Applied Materials, Inc.	17,561	2,846
	Xiamen Faratronic Co., Ltd., Class A	215,500	2,810
	Coforge, Ltd.	31,526	2,374
	Trimble, Inc.[1]	39,663	2,110
	E Ink Holdings, Inc.	316,000	2,021
	KLA Corp.	3,307	1,922
	Globant SA1	7,546	1,796
	NICE, Ltd. (ADR)[1]	8,744	1,744
	Atlassian Corp., Class A1	7,099	1,689
	Hamamatsu Photonics KK	32,400	1,328
	Kingdee International Software Group Co., Ltd.[1]	874,000	1,269
	Canva, Inc.[1,2,4]	385	411

			506,050

Industrials	Airbus SE, non-registered shares	334,120	51,574
12.75%	Safran SA	150,094	26,477
	Larsen & Toubro, Ltd.	593,280	25,113
	Shenzhen Inovance Technology Co., Ltd., Class A	2,162,474	19,234
	IMCD NV	110,227	19,233
	Copa Holdings, SA, Class A	174,459	18,547
	General Electric Co.	143,239	18,282
	International Container Terminal Services, Inc.	3,678,980	16,294
	DSV A/S	86,263	15,175
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	3,598,523	14,902
	Rumo SA	2,819,101	13,296
	Carrier Global Corp.	207,141	11,900
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	572,605	9,996
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	9,870	1,729
	Caterpillar, Inc.	36,071	10,665
	Grab Holdings, Ltd., Class A1	2,987,396	10,068
	Techtronic Industries Co., Ltd.	832,500	9,957

American Funds Insurance Series  75

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Daikin Industries, Ltd.	60,900	$9,893
(continued)	InPost SA1	694,225	9,597
	TransDigm Group, Inc.	8,345	8,442
	Astra International Tbk PT	20,769,500	7,611
	BAE Systems PLC	514,868	7,284
	Boeing Co.[1]	25,707	6,701
	CCR SA, ordinary nominative shares	2,253,183	6,558
	Siemens AG	34,068	6,390
	Contemporary Amperex Technology Co., Ltd., Class A	271,925	6,247
	Bharat Electronics, Ltd.	2,500,084	5,533
	Thales SA	37,275	5,513
	ZTO Express (Cayman), Inc., Class A (ADR)	250,247	5,325
	SMC Corp.	9,900	5,294
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	640,864	4,936
	Mitsui & Co., Ltd.	125,000	4,657
	Wizz Air Holdings PLC[1]	156,622	4,395
	Interpump Group SpA	70,888	3,672
	RTX Corp.	37,311	3,139
	Schneider Electric SE	15,460	3,113
	ABB, Ltd.	66,329	2,948
	Legrand SA	27,553	2,870
	Epiroc AB, Class B	143,946	2,519
	TELUS International (Cda), Inc., subordinate voting shares[1]	284,781	2,443
	Bureau Veritas SA	92,816	2,346
	Centre Testing International Group Co., Ltd.	1,034,596	2,066
	MISUMI Group, Inc.	109,800	1,852
	Ingersoll-Rand, Inc.	21,259	1,644
	GT Capital Holdings, Inc.	116,310	1,239
	Hitachi, Ltd.	15,400	1,113
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	291,900	1,052
	Ayala Corp.	70,270	864
	Veralto Corp.	7,889	649
	Haitian International Holdings, Ltd.	197,146	487

			430,834

Health care	Novo Nordisk AS, Class B	877,364	90,750
11.84%	Eli Lilly and Co.	83,856	48,881
	Max Healthcare Institute, Ltd.	4,055,160	33,406
	Thermo Fisher Scientific, Inc.	54,516	28,937
	AstraZeneca PLC	202,378	27,257
	Abbott Laboratories	154,428	16,998
	BeiGene, Ltd. (ADR)[1]	70,132	12,649
	BeiGene, Ltd.[1]	42,200	588
	EssilorLuxottica SA	64,268	12,918
	Innovent Biologics, Inc.[1]	2,082,873	11,373
	Laurus Labs, Ltd.	2,185,717	11,286
	Rede D’Or Sao Luiz SA	1,732,143	10,205
	Jiangsu Hengrui Medicine Co., Ltd., Class A	1,560,188	9,937
	Revvity, Inc.	84,820	9,272
	Danaher Corp.	39,567	9,153
	Hypera SA, ordinary nominative shares	1,046,769	7,565
	WuXi AppTec Co., Ltd., Class H	410,200	4,194
	WuXi AppTec Co., Ltd., Class A	191,719	1,976
	Zoetis, Inc., Class A	27,822	5,491
	WuXi Biologics (Cayman), Inc.[1]	1,217,600	4,600
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	109,100	4,477
	Straumann Holding AG	26,306	4,256
	Siemens Healthineers AG	66,725	3,877
	Zai Lab, Ltd. (ADR)[1,5]	140,032	3,827
	Legend Biotech Corp. (ADR)[1]	58,459	3,518
	GE HealthCare Technologies, Inc.	39,967	3,090

76  American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Pfizer, Inc.	100,008	$2,879
(continued)	Align Technology, Inc.[1]	9,179	2,515
	Shionogi & Co., Ltd.	44,400	2,138
	Mettler-Toledo International, Inc.[1]	1,685	2,044
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	187,358	1,956
	Alcon, Inc.	22,320	1,748
	Asahi Intecc Co., Ltd.	82,100	1,664
	OdontoPrev SA	662,891	1,585
	Medtronic PLC	16,936	1,395
	Angelalign Technology, Inc.	99,606	720
	Bayer AG	13,918	517
	CanSino Biologics, Inc., Class H1,5	61,521	185
	Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	170

			399,997

Consumer	MercadoLibre, Inc.[1]	31,226	49,073
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	58,326	47,310
10.47%	Midea Group Co., Ltd., Class A	3,754,668	28,911
	Eicher Motors, Ltd.	368,146	18,294
	Trip.com Group, Ltd. (ADR)[1]	459,378	16,542
	Hermès International	7,705	16,352
	Alibaba Group Holding, Ltd. (ADR)	105,344	8,165
	Alibaba Group Holding, Ltd.	695,972	6,726
	Galaxy Entertainment Group, Ltd.	2,627,000	14,683
	Evolution AB	96,324	11,529
	Jumbo SA	388,686	10,782
	Titan Co., Ltd.	204,564	9,029
	adidas AG	40,030	8,140
	YUM! Brands, Inc.	60,921	7,960
	Shenzhou International Group Holdings, Ltd.	696,700	7,149
	Marriott International, Inc., Class A	31,603	7,127
	NIKE, Inc., Class B	47,713	5,180
	Tesla, Inc.[1]	20,117	4,999
	Kering SA	11,078	4,916
	Ferrari NV (EUR denominated)	13,500	4,550
	Cie. Financière Richemont SA, Class A	31,696	4,372
	Amadeus IT Group SA, Class A, non-registered shares	60,231	4,320
	Airbnb, Inc., Class A1	31,507	4,289
	Naspers, Ltd., Class N	22,539	3,858
	Zhongsheng Group Holdings, Ltd.	1,581,500	3,814
	InterContinental Hotels Group PLC	35,617	3,217
	H World Group, Ltd. (ADR)	95,887	3,206
	Industria de Diseño Textil, SA	73,014	3,185
	Jubilant FoodWorks, Ltd.	451,187	3,060
	Li Ning Co., Ltd.	1,134,155	3,060
	Maruti Suzuki India, Ltd.	23,114	2,859
	China Tourism Group Duty Free Corp., Ltd., Class H	272,570	2,671
	Stellantis NV	104,093	2,438
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	234,864	2,083
	Sands China, Ltd.[1]	696,400	2,032
	Aptiv PLC[1]	22,350	2,005
	General Motors Co.	47,313	1,699
	Booking Holdings, Inc.[1]	417	1,479
	Shangri-La Asia, Ltd.[1]	2,130,000	1,459
	BYD Co., Ltd., Class H	52,500	1,443
	IDP Education, Ltd.	98,395	1,339
	Tube Investments of India, Ltd.	31,096	1,322
	Magazine Luiza SA1	2,749,107	1,247
	Inchcape PLC	132,241	1,202
	Renault SA	28,126	1,151
	Flutter Entertainment PLC[1]	6,201	1,092

American Funds Insurance Series  77

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Gree Electric Appliances, Inc. of Zhuhai, Class A	132,946	$603
discretionary	Cyrela Brazil Realty SA, ordinary nominative shares	91,635	450
(continued)	TVS Motor Co., Ltd.	17,427	424
	Foschini Group, Ltd. (The)	68,408	415
	Woolworths Holdings, Ltd.	90,404	357
	Americanas SA, ordinary nominative shares[1]	801,908	150
	Meituan, Class B1	5,521	58

			353,776

Materials	Vale SA (ADR), ordinary nominative shares	1,366,617	21,675
6.92%	Vale SA, ordinary nominative shares	1,151,624	18,261
	Freeport-McMoRan, Inc.	563,042	23,969
	Asian Paints, Ltd.	454,360	18,564
	Linde PLC	43,853	18,011
	Sika AG	51,876	16,950
	First Quantum Minerals, Ltd.	1,359,921	11,135
	Pidilite Industries, Ltd.	340,365	11,096
	Albemarle Corp.	61,201	8,842
	Barrick Gold Corp.	460,020	8,322
	Shin-Etsu Chemical Co., Ltd.	195,200	8,157
	Gerdau SA (ADR)	1,532,534	7,433
	Jindal Steel & Power, Ltd.	709,773	6,372
	LANXESS AG	203,269	6,363
	Givaudan SA	1,339	5,570
	Glencore PLC	789,909	4,739
	Wacker Chemie AG	30,792	3,886
	Arkema SA	33,368	3,796
	Nutrien, Ltd. (CAD denominated)	66,242	3,732
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	468,502	3,631
	Loma Negra Compania Industrial Argentina SA (ADR)	409,335	2,902
	Shandong Sinocera Functional Material Co., Ltd., Class A	847,500	2,769
	Fresnillo PLC	350,361	2,646
	Amcor PLC (CDI)	225,193	2,177
	BASF SE	39,350	2,119
	Akzo Nobel NV	25,296	2,090
	Wheaton Precious Metals Corp.	38,312	1,890
	Grupo México, SAB de CV, Series B	217,217	1,205
	OCI NV	36,366	1,057
	China Jushi Co., Ltd., Class A	714,543	989
	Umicore SA	34,684	953
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	263,900	932
	DSM-Firmenich AG	8,226	837
	Polymetal International PLC[1]	76,572	344
	Antofagasta PLC	12,230	262
	Alrosa PJSC[2]	1,123,215	—	[3]

			233,676

Communication	Meta Platforms, Inc., Class A1	108,519	38,411
services	Alphabet, Inc., Class C1	157,306	22,169
6.69%	Alphabet, Inc., Class A1	78,363	10,947
	Bharti Airtel, Ltd.	2,585,534	32,030
	Bharti Airtel, Ltd., interim shares	61,951	474
	Tencent Holdings, Ltd.	798,351	30,162
	MTN Group, Ltd.	3,574,653	22,548
	NetEase, Inc.	574,949	10,671
	NetEase, Inc. (ADR)	25,180	2,346
	América Móvil, SAB de CV, Class B (ADR)	573,318	10,618
	Telkom Indonesia (Persero) Tbk PT, Class B	38,470,300	9,874
	Telefónica, SA, non-registered shares	1,898,075	7,453
	Netflix, Inc.[1]	13,189	6,422

78  American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Communication	TIM SA	1,343,498	$4,956
services	Singapore Telecommunications, Ltd.	1,997,800	3,733
(continued)	Vodafone Group PLC	4,232,067	3,676
	Informa PLC	288,172	2,861
	Telefônica Brasil SA, ordinary nominative shares	207,300	2,279
	Yandex NV, Class A1,2	129,388	1,985
	JCDecaux SE1	80,520	1,621
	Saudi Telecom Co., non-registered shares	54,371	586

			225,822

Consumer staples	Kweichow Moutai Co., Ltd., Class A	113,407	27,547
6.61%	ITC, Ltd.	3,838,302	21,288
	Varun Beverages, Ltd.	1,234,514	18,341
	Arca Continental, SAB de CV	1,157,120	12,634
	Bunge Global SA	122,076	12,324
	Nestlé SA	99,773	11,547
	JBS SA	2,159,116	11,037
	Monster Beverage Corp.[1]	188,504	10,860
	Constellation Brands, Inc., Class A	35,349	8,546
	Ajinomoto Co., Inc.	216,899	8,382
	Raia Drogasil SA, ordinary nominative shares	1,167,683	7,048
	Kao Corp.	169,000	6,945
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,872,918	6,458
	Anheuser-Busch InBev SA/NV	93,931	6,069
	Carlsberg A/S, Class B	45,546	5,709
	Pernod Ricard SA	31,776	5,619
	Avenue Supermarts, Ltd.[1]	112,159	5,498
	DINO POLSKA SA, non-registered shares[1]	43,220	5,058
	Mondelez International, Inc., Class A	62,269	4,510
	British American Tobacco PLC	153,810	4,488
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	695,796	3,719
	L’Oréal SA, non-registered shares	5,862	2,915
	Philip Morris International, Inc.	30,823	2,900
	Uni-Charm Corp.	63,600	2,298
	Dabur India, Ltd.	331,831	2,221
	Danone SA	31,931	2,071
	United Spirits, Ltd.	141,557	1,898
	Proya Cosmetics Co., Ltd., Class A	91,768	1,284
	Budweiser Brewing Co., APAC, Ltd.	573,900	1,071
	Wuliangye Yibin Co., Ltd., Class A	47,971	947
	Diageo PLC	24,169	878
	Reckitt Benckiser Group PLC	11,580	799
	Clicks Group, Ltd.	17,686	315
	X5 Retail Group NV (GDR)[1,2]	88,147	—	[3]

			223,224

Energy	Reliance Industries, Ltd.	918,465	28,503
3.11%	TotalEnergies SE	333,615	22,662
	New Fortress Energy, Inc., Class A5	276,960	10,450
	Baker Hughes Co., Class A	293,006	10,015
	Exxon Mobil Corp.	73,718	7,370
	Saudi Arabian Oil Co.	712,293	6,278
	Cheniere Energy, Inc.	31,889	5,444
	Schlumberger NV	72,952	3,796
	Chevron Corp.	23,220	3,464
	Shell PLC (GBP denominated)	76,198	2,476
	Borr Drilling, Ltd.[1]	166,505	1,226
	Borr Drilling, Ltd. (NOK denominated)[1]	161,906	1,207
	Woodside Energy Group, Ltd.	60,599	1,284
	INPEX Corp.[5]	42,400	571

American Funds Insurance Series  79

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Energy	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	23,280	$372
(continued)	Gazprom PJSC[1,2]	945,858	—	[3]
	Rosneft Oil Co. PJSC[2]	588,661	—	[3]

			105,118

Real estate	Macrotech Developers, Ltd.	2,207,035	27,122
1.97%	Fibra Uno Administración REIT, SA de CV	3,951,259	7,113
	ALLOS SA, ordinary nominative shares	1,250,769	6,768
	American Tower Corp. REIT	27,097	5,850
	KE Holdings, Inc., Class A (ADR)	318,916	5,170
	CK Asset Holdings, Ltd.	981,000	4,906
	China Resources Mixc Lifestyle Services, Ltd.	1,192,800	4,233
	ESR Group, Ltd.	2,513,600	3,469
	Longfor Group Holdings, Ltd.	1,173,846	1,883
	Ayala Land, Inc.	222,500	138

			66,652

Utilities	AES Corp.	619,432	11,924
1.19%	ENN Energy Holdings, Ltd.	1,609,205	11,830
	Equatorial Energia SA, ordinary nominative shares	1,259,296	9,256
	Power Grid Corporation of India, Ltd.	1,770,556	5,040
	Engie SA	93,656	1,647
	China Resources Gas Group, Ltd.	100,000	327
	China Gas Holdings, Ltd.	67,400	67

			40,091

	Total common stocks (cost: $2,144,852,000)		3,102,497

Preferred securities 0.66%
Financials	Itaú Unibanco Holding SA (ADR), preferred nominative shares	449,330	3,123
0.31%	Itaú Unibanco Holding SA, preferred nominative shares	315,302	2,192
	Banco Bradesco SA, preferred nominative shares	1,512,701	5,267

			10,582

Real estate	QuintoAndar, Ltd., Series E, preference shares[1,2,4]	32,657	5,091
0.19%	QuintoAndar, Ltd., Series E-1, preference shares[1,2,4]	8,400	1,309

			6,400

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	41,073	3,622
discretionary	Getir BV, Series D, preferred shares[1,2,4]	7,768	468

0.12%			4,090

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	23,177	1,118
technology	Canva, Inc., Series A, noncumulative preferred shares[1,2,4]	34	36
0.03%	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,4]	1	1

			1,155

Industrials	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	129,359	234

0.01%	Total preferred securities (cost: $23,340,000)		22,461

80  American Funds Insurance Series

New World Fund (continued)

Rights & warrants 0.05%		Shares	Value (000)
Consumer	Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,6]	128,407	$989

discretionary
0.03%

Industrials	Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/20/2024[1,6]	425,100	849

0.02%	Total rights & warrants (cost: $2,099,000)		1,838

Convertible bonds & notes 0.01%		Principal amount (000)
Energy	Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024	USD200	195

0.01%	Total convertible bonds & notes (cost: $195,000)		195

Bonds, notes & other debt instruments 3.95%
Bonds & notes of governments & government agencies outside the U.S. 3.40%
	Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	200	170
	Angola (Republic of) 9.50% 11/12/2025	400	394
	Angola (Republic of) 8.25% 5/9/2028	500	462
	Angola (Republic of) 8.00% 11/26/2029[6]	445	396
	Angola (Republic of) 8.75% 4/14/2032[6]	280	247
	Argentine Republic 1.00% 7/9/2029	32	13
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[7]	2,217	766
	Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[7]	1,091	434
	Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,454	843
	Brazil (Federative Republic of) 0% 1/1/2024	BRL10,200	2,099
	Brazil (Federative Republic of) 10.00% 1/1/2027	10,669	2,205
	Brazil (Federative Republic of) 6.00% 5/15/2027[8]	30,772	6,383
	Brazil (Federative Republic of) 10.00% 1/1/2031	8,986	1,828
	Brazil (Federative Republic of) 10.00% 1/1/2033	26,684	5,415
	Brazil (Federative Republic of) 6.00% 8/15/2050[8]	1,672	365
	Chile (Republic of) 6.00% 4/1/2033	CLP1,170,000	1,398
	Chile (Republic of) 5.30% 11/1/2037	480,000	549
	Chile (Republic of) 4.34% 3/7/2042	USD350	314
	China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY30,480	4,399
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	11,700	1,690
	China (People’s Republic of), Series INBK, 3.72% 4/12/2051	27,530	4,487
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	10,410	1,531
	Colombia (Republic of) 3.25% 4/22/2032	USD700	558
	Colombia (Republic of) 8.00% 11/14/2035	200	219
	Colombia (Republic of) 5.20% 5/15/2049	755	592
	Colombia (Republic of), Series B, 7.00% 3/26/2031	COP2,927,200	652
	Colombia (Republic of), Series B, 13.25% 2/9/2033	10,560,100	3,236
	Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	140
	Czech Republic 1.25% 2/14/2025	CZK32,530	1,401
	Czech Republic 1.95% 7/30/2037	19,010	685
	Dominican Republic 8.625% 4/20/2027[6]	USD575	603
	Dominican Republic 5.50% 2/22/2029[6]	275	269
	Dominican Republic 11.375% 7/6/2029	DOP12,800	234
	Dominican Republic 7.05% 2/3/2031[6]	USD150	158
	Dominican Republic 13.625% 2/3/2033	DOP9,000	189
	Dominican Republic 11.25% 9/15/2035	49,350	919
	Dominican Republic 5.875% 1/30/2060	USD1,725	1,496
	Dominican Republic 5.875% 1/30/2060[6]	280	243
	Egypt (Arab Republic of) 6.375% 4/11/2031	EUR450	320
	Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	250
	Egypt (Arab Republic of) 8.875% 5/29/2050	455	291
	Egypt (Arab Republic of) 8.75% 9/30/2051	500	317
	Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	309

American Funds Insurance Series  81

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[9]	USD440	$299
Gabonese Republic 7.00% 11/24/2031	300	251
Ghana (Republic of) 7.75% 4/7/2029[6,9]	1,125	495
Ghana (Republic of) 8.125% 3/26/2032[9]	1,280	566
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,314
Honduras (Republic of) 5.625% 6/24/2030	678	606
Honduras (Republic of) 5.625% 6/24/2030[6]	281	251
Hungary (Republic of) 6.25% 9/22/2032[6]	330	353
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF519,260	1,556
India (Republic of) 6.54% 1/17/2032	INR81,680	944
Indonesia (Republic of) 6.625% 2/17/2037	USD300	352
Indonesia (Republic of) 7.125% 6/15/2038	IDR32,478,000	2,209
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	48,630,000	3,153
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	856
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,832
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR78,000	940
Kenya (Republic of) 6.875% 6/24/2024	USD400	390
Kenya (Republic of) 8.25% 2/28/2048[6]	400	333
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR3,240	713
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	2,095	460
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	4,280	926
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	7,106	1,699
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	459
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	235
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	631	135
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	251
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	969
Mongolia (State of) 4.45% 7/7/2031	300	252
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	262
Mozambique (Republic of) 9.00% 9/15/2031	1,300	1,111
Oman (Sultanate of) 6.25% 1/25/2031[6]	200	211
Oman (Sultanate of) 6.75% 1/17/2048	285	299
Panama (Republic of) 3.75% 4/17/2026	100	94
Panama (Republic of) 6.875% 1/31/2036	410	410
Panama (Republic of) 4.50% 4/16/2050	200	139
Panama (Republic of) 6.853% 3/28/2054	590	554
Panama (Republic of) 4.50% 1/19/2063	200	131
Paraguay (Republic of) 4.95% 4/28/2031	320	313
Peru (Republic of) 3.00% 1/15/2034	225	191
Peru (Republic of) 6.55% 3/14/2037	1,070	1,195
Peru (Republic of) 3.55% 3/10/2051	370	282
Peru (Republic of) 2.78% 12/1/2060	100	63
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	400	368
Philippines (Republic of) 6.375% 10/23/2034	145	165
Philippines (Republic of) 3.95% 1/20/2040	500	452
Poland (Republic of) 4.875% 10/4/2033	560	569
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN7,680	1,839
Qatar (State of) 4.50% 4/23/2028[6]	USD450	456
Romania 2.00% 1/28/2032	EUR1,375	1,179
Romania 2.00% 4/14/2033	300	249
Romania 5.125% 6/15/2048[6]	USD500	430
Senegal (Republic of) 4.75% 3/13/2028	EUR600	613
South Africa (Republic of) 5.875% 4/20/2032	USD400	380
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR57,197	2,619
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	100,363	4,639
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	26,540	1,138
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	42,450	1,712
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025	USD200	103
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025	950	492
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030	271	137
Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	460

82  American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Thailand (Kingdom of) 3.45% 6/17/2043	THB18,658	$569
	Tunisia (Republic of) 5.625% 2/17/2024	EUR1,820	1,944
	Tunisia (Republic of) 5.75% 1/30/2025	USD425	350
	Turkey (Republic of) 9.875% 1/15/2028	200	222
	Turkey (Republic of) 17.30% 7/19/2028	TRY27,700	761
	Turkey (Republic of) 11.875% 1/15/2030	USD500	630
	Turkey (Republic of) 17.80% 7/13/2033	TRY1,145	31
	Ukraine 8.994% 2/1/2026[9]	USD600	180
	Ukraine 7.75% 9/1/2029[9]	2,328	646
	Ukraine 9.75% 11/1/2030[9]	900	261
	Ukraine 7.375% 9/25/2034[9]	2,180	518
	United Mexican States 4.75% 3/8/2044	800	690
	United Mexican States 3.75% 4/19/2071	200	134
	United Mexican States, Series M, 7.50% 6/3/2027	MXN20,360	1,136
	United Mexican States, Series M20, 8.50% 5/31/2029	9,159	528
	United Mexican States, Series M, 7.75% 5/29/2031	83,380	4,583
	United Mexican States, Series M, 7.50% 5/26/2033	63,500	3,390
	United Mexican States, Series M30, 8.50% 11/18/2038	23,600	1,327
	United Mexican States, Series M, 8.00% 7/31/2053	20,070	1,050
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD75	11
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	930	132
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	805	113
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[9]	800	126
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	180	28
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	230	40
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	65	10

			114,933

Corporate bonds, notes & loans 0.55%
Energy	Oleoducto Central SA 4.00% 7/14/2027[6]	255	237
0.15%	Oleoducto Central SA 4.00% 7/14/2027	200	186
	Petrobras Global Finance BV 6.85% 6/5/2115	314	296
	Petroleos Mexicanos 7.19% 9/12/2024	MXN22,000	1,239
	Petroleos Mexicanos 6.49% 1/23/2027	USD2,585	2,427
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	181
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	458

			5,024

Financials 0.09%	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	712
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[6,7]	340	363
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	257
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds
	(5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	548
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[7]	600	658
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	647

			3,185

Communication	América Móvil, SAB de CV, 9.50% 1/27/2031	MXN24,000	1,376
services	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	247
0.08%	PLDT, Inc. 2.50% 1/23/2031	210	175
	Tencent Holdings, Ltd. 3.975% 4/11/2029	400	381
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	580	387

			2,566

American Funds Insurance Series  83

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Aegea Finance SARL 9.00% 1/20/2031[6]	USD275	$293
0.07%	AES Panama Generation Holdings SRL 4.375% 5/31/2030[6]	275	231
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]	412	352
	State Grid Europe Development (2014) PLC 3.125% 4/7/2025	1,400	1,368

			2,244

Materials	Braskem Idesa SAPI 7.45% 11/15/2029	775	488
0.06%	Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	189
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	355	331
	CSN Resources SA 8.875% 12/5/2030[6]	400	417
	GC Treasury Center Co., Ltd. 4.40% 3/30/2032[6]	230	210
	Sasol Financing USA, LLC 5.875% 3/27/2024	500	497

			2,132

Consumer	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	269
discretionary	Arcos Dorados BV 6.125% 5/27/2029	450	450
0.05%	Meituan 3.05% 10/28/2030[6]	400	338
	MercadoLibre, Inc. 3.125% 1/14/2031	400	343
	Sands China, Ltd. 4.625% 6/18/2030	220	200

			1,600

Consumer staples	MARB BondCo PLC 3.95% 1/29/2031	520	423
0.03%	NBM US Holdings, Inc. 7.00% 5/14/2026[4]	200	203
	NBM US Holdings, Inc. 6.625% 8/6/2029[4]	420	412

			1,038

Health care 0.01%	Rede D’Or Finance SARL 4.50% 1/22/2030	480	435

Industrials	Mexico City Airport Trust 4.25% 10/31/2026	200	193

0.01%	Total corporate bonds, notes & loans		18,417

	Total bonds, notes & other debt instruments (cost: $135,928,000)		133,350

Short-term securities 4.04%		Shares
Money market investments 4.01%
	Capital Group Central Cash Fund 5.44%[10,11]	1,354,533	135,440

84  American Funds Insurance Series

New World Fund (continued)

		Value
Short-term securities (continued)	Shares	(000)
Money market investments purchased with collateral from securities on loan 0.03%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[10,12]	664,565	$665
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[10,12]	340,555	340

		1,005

Total short-term securities (cost: $136,437,000)		136,445

Total investment securities 100.55% (cost: $2,442,851,000)		3,396,786
Other assets less liabilities (0.55)%		(18,499)

Net assets 100.00%		$3,378,287

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	95	4/3/2024	USD19,562	$194
10 Year Euro-Bund Futures	Short	19	3/11/2024	(2,878)	(85)
10 Year Ultra U.S. Treasury Note Futures	Short	34	3/28/2024	(4,012)	(180)
30 Year Ultra U.S. Treasury Bond Futures	Long	4	3/28/2024	534	50

					$(21)

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2023 (000)
Currency purchased (000)		Currency sold (000)
IDR	14,580,000	USD	943	Citibank	1/5/2024	$4
USD	941	IDR	14,580,000	Citibank	1/5/2024	(6)
USD	2,710	EUR	2,497	Morgan Stanley	1/8/2024	(48)
EUR	156	USD	168	Morgan Stanley	1/11/2024	4
BRL	13,005	USD	2,645	Citibank	1/12/2024	30
COP	540,787	USD	135	Morgan Stanley	1/12/2024	4
INR	36,577	USD	438	Standard Chartered Bank	1/12/2024	1
USD	17	CLP	15,136	Morgan Stanley	1/12/2024	— [3]
IDR	1,205,515	USD	78	JPMorgan Chase	1/12/2024	— [3]
USD	576	BRL	2,860	Citibank	1/12/2024	(13)
USD	1,586	MXN	27,560	Citibank	1/12/2024	(32)
HUF	504,380	USD	1,420	JPMorgan Chase	1/18/2024	30
CZK	21,025	USD	930	Barclays Bank PLC	1/18/2024	10
USD	61	ZAR	1,125	Bank of America	1/18/2024	— [3]
USD	39	PLN	156	Goldman Sachs	1/18/2024	(1)
USD	4,745	MYR	22,105	HSBC Bank	1/19/2024	(82)
MXN	8,749	USD	503	JPMorgan Chase	1/22/2024	10
USD	1,560	ZAR	29,086	Goldman Sachs	1/22/2024	(27)
USD	1,005	CNH	7,158	Morgan Stanley	1/23/2024	(2)
TRY	30,935	USD	986	Barclays Bank PLC	3/7/2024	(2)
CZK	18,535	USD	820	Barclays Bank PLC	6/10/2024	7

						$(113)

American Funds Insurance Series  85

New World Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

				Expiration date	Notional amount (000)	Value at 12/31/2023 (000)		Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)

Receive		Pay
Rate	Payment frequency	Rate	Payment frequency
8.61%	28-day	28-day MXN-TIIE	28-day	8/3/2028	MXN43,530	$—	[3]	$—	$—	[3]

Bilateral interest rate swaps

Receive		Pay				Notional amount (000)	Value at 12/31/2023 (000)		Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date
10.535%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2025	BRL6,315	$—	[3]	$—	$—	[3]
10.775%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL4,534	36		—	36
11.175%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL3,670	59		—	59

							$95		$—	$95

Investments in affiliates13

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Short-term securities 4.01%
Money market investments 4.01%
Capital Group Central Cash Fund 5.44%[10]	$167,328	$395,833	$427,726		$17	$(12)	$135,440	$8,436
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.44%[10]	86		86	[14]			—	—	[15]

Total 4.01%					$17	$(12)	$135,440	$8,436

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$5,258	$5,091	.15%
QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	1,716	1,309	.04
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	406	412	.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	193	203	.01
Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	468	.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	411	.01
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	36	.00	[16]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00	[16]

Total		$11,789	$7,931	.23%

86  American Funds Insurance Series

New World Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $7,931,000, which represented .23% of the net assets of the fund.

[5]

All or a portion of this security was on loan. The total value of all such securities was $1,705,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,746,000, which represented .35% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 12/31/2023.
[11]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Represents net activity. Refer to Note 5 for more information on securities lending.
[15]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[16]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series  87

Washington Mutual Investors Fund

Investment portfolio December 31, 2023

			Value
Common stocks 96.62%		Shares	(000)
Information	Broadcom, Inc.	673,902	$752,243
technology	Microsoft Corp.	1,781,641	669,968
22.22%	Intel Corp.	3,034,152	152,466
	Apple, Inc.	650,463	125,234
	ASML Holding NV (ADR)	142,242	107,666
	SAP SE (ADR)	448,458	69,327
	Applied Materials, Inc.	382,302	61,960
	Oracle Corp.	466,256	49,157
	Motorola Solutions, Inc.	151,290	47,367
	Salesforce, Inc.[1]	156,586	41,204
	KLA Corp.	70,506	40,985
	TE Connectivity, Ltd.	232,562	32,675
	Texas Instruments, Inc.	150,069	25,581
	Synopsys, Inc.[1]	44,863	23,100
	NVIDIA Corp.	34,574	17,122
	QUALCOMM, Inc.	113,667	16,440
	NetApp, Inc.	176,098	15,525
	ASM International NV (ADR)	28,085	14,582
	Cadence Design Systems, Inc.[1]	37,099	10,105
	Micron Technology, Inc.	73,428	6,266
	Analog Devices, Inc.	27,657	5,491
	Ciena Corp.[1]	17,550	790

			2,285,254

Health care	UnitedHealth Group, Inc.	636,287	334,986
16.55%	Eli Lilly and Co.	414,778	241,782
	CVS Health Corp.	1,885,093	148,847
	AbbVie, Inc.	907,930	140,702
	Johnson & Johnson	815,682	127,850
	Gilead Sciences, Inc.	1,201,856	97,362
	Pfizer, Inc.	3,207,424	92,342
	AstraZeneca PLC (ADR)	1,329,019	89,509
	Danaher Corp.	286,975	66,389
	Abbott Laboratories	573,627	63,139
	Vertex Pharmaceuticals, Inc.[1]	116,273	47,310
	Elevance Health, Inc.	96,492	45,502
	Humana, Inc.	85,246	39,026
	Bristol-Myers Squibb Co.	661,577	33,946
	Zoetis, Inc., Class A	116,162	22,927
	Regeneron Pharmaceuticals, Inc.[1]	25,319	22,237
	Novo Nordisk AS, Class B (ADR)	211,934	21,925
	Merck & Co., Inc.	185,136	20,184
	Thermo Fisher Scientific, Inc.	37,219	19,755
	Edwards Lifesciences Corp.[1]	171,851	13,104
	Molina Healthcare, Inc.[1]	36,224	13,088

			1,701,912

Financials	Marsh & McLennan Companies, Inc.	1,290,048	244,425
15.34%	JPMorgan Chase & Co.	944,283	160,623
	BlackRock, Inc.	187,768	152,430
	CME Group, Inc., Class A	627,688	132,191
	Visa, Inc., Class A	399,830	104,096
	Wells Fargo & Co.	1,637,522	80,599
	Mastercard, Inc., Class A	185,038	78,921
	Chubb, Ltd.	338,392	76,477
	KKR & Co., Inc.	703,107	58,252
	Blackstone, Inc.	439,169	57,496
	S&P Global, Inc.	112,953	49,758
	Discover Financial Services	401,650	45,146
	Capital One Financial Corp.	335,772	44,026

88  American Funds Insurance Series

Washington Mutual Investors Fund (continued)

			Value
Common stocks (continued)		Shares	(000)
Financials	Apollo Asset Management, Inc.	436,959	$40,720
(continued)	Arthur J. Gallagher & Co.	170,435	38,327
	Citizens Financial Group, Inc.	965,149	31,985
	Intercontinental Exchange, Inc.	224,400	28,820
	Morgan Stanley	241,344	22,505
	Aon PLC, Class A	73,528	21,398
	Brookfield Asset Management, Ltd., Class A	409,288	16,441
	Canadian Imperial Bank of Commerce	302,696	14,572
	Nasdaq, Inc.	211,754	12,311
	Fifth Third Bancorp	354,128	12,214
	Carlyle Group, Inc. (The)	283,476	11,535
	Goldman Sachs Group, Inc.	29,888	11,530
	Fidelity National Information Services, Inc.	177,861	10,684
	Bank of America Corp.	306,789	10,330
	PNC Financial Services Group, Inc.	43,525	6,740
	MSCI, Inc.	6,167	3,488

			1,578,040

Industrials	Northrop Grumman Corp.	351,726	164,657
11.37%	Caterpillar, Inc.	402,809	119,099
	RTX Corp.	1,081,586	91,005
	Boeing Co.[1]	310,619	80,966
	L3Harris Technologies, Inc.	382,341	80,529
	Union Pacific Corp.	312,718	76,810
	CSX Corp.	2,060,446	71,436
	Paychex, Inc.	366,237	43,622
	Equifax, Inc.	162,406	40,161
	Carrier Global Corp.	650,884	37,393
	General Electric Co.	292,347	37,312
	ABB, Ltd. (ADR)	689,412	30,541
	Lockheed Martin Corp.	61,781	28,002
	Robert Half, Inc.	274,122	24,101
	Waste Connections, Inc.	142,559	21,280
	Southwest Airlines Co.	664,950	19,204
	Deere & Co.	42,130	16,847
	FedEx Corp.	61,071	15,449
	PACCAR, Inc.	157,552	15,385
	Veralto Corp.	177,588	14,608
	BAE Systems PLC (ADR)[2]	232,390	13,436
	TransUnion	180,183	12,380
	Republic Services, Inc.	71,086	11,723
	Huntington Ingalls Industries, Inc.	44,770	11,624
	Delta Air Lines, Inc.	284,973	11,464
	Rockwell Automation	36,352	11,287
	Waste Management, Inc.	59,620	10,678
	Johnson Controls International PLC	171,771	9,901
	Ingersoll-Rand, Inc.	125,733	9,724
	United Parcel Service, Inc., Class B	56,281	8,849
	HEICO Corp.	46,818	8,374
	Honeywell International, Inc.	29,331	6,151
	Broadridge Financial Solutions, Inc.	29,290	6,026
	RELX PLC (ADR)	143,296	5,683
	AMETEK, Inc.	21,299	3,512

			1,169,219

Consumer staples	Philip Morris International, Inc.	1,939,741	182,491
7.37%	Keurig Dr Pepper, Inc.	2,694,609	89,784
	Altria Group, Inc.	1,387,627	55,977
	Constellation Brands, Inc., Class A	225,408	54,492
	Target Corp.	374,188	53,292

American Funds Insurance Series  89

Washington Mutual Investors Fund (continued)

			Value
Common stocks (continued)		Shares	(000)
Consumer staples	Kraft Heinz Co. (The)	1,111,018	$41,085
(continued)	Procter & Gamble Co.	259,069	37,964
	Archer Daniels Midland Co.	483,575	34,924
	Dollar General Corp.	192,400	26,157
	Mondelez International, Inc., Class A	357,273	25,877
	Sysco Corp.	291,351	21,307
	Nestlé SA (ADR)	181,561	20,994
	General Mills, Inc.	311,058	20,262
	Costco Wholesale Corp.	30,692	20,259
	Church & Dwight Co., Inc.	188,508	17,825
	British American Tobacco PLC (ADR)	590,373	17,292
	Danone (ADR)	882,590	11,430
	Reckitt Benckiser Group PLC (ADR)	686,906	9,438
	Kimberly-Clark Corp.	55,541	6,749
	Kenvue, Inc.	271,195	5,839
	Molson Coors Beverage Co., Class B, restricted voting shares	80,588	4,933

			758,371

Consumer	Home Depot, Inc.	548,384	190,042
discretionary	YUM! Brands, Inc.	800,802	104,633
6.40%	Darden Restaurants, Inc.	503,009	82,644
	NIKE, Inc., Class B	493,379	53,566
	TJX Companies, Inc.	440,315	41,306
	Tractor Supply Co.	175,327	37,701
	General Motors Co.	974,693	35,011
	Royal Caribbean Cruises, Ltd.[1]	223,599	28,954
	D.R. Horton, Inc.	122,223	18,575
	Marriott International, Inc., Class A	81,836	18,455
	Chipotle Mexican Grill, Inc.[1]	6,036	13,804
	Lennar Corp., Class A	90,363	13,468
	VF Corp.	416,792	7,836
	McDonald’s Corp.	25,001	7,413
	Polaris, Inc.	52,835	5,007

			658,415

Communication	Comcast Corp., Class A	5,641,013	247,359
services	Alphabet, Inc., Class C1	893,784	125,961
5.27%	Alphabet, Inc., Class A1	527,559	73,695
	Meta Platforms, Inc., Class A1	194,161	68,725
	Verizon Communications, Inc.	369,442	13,928
	Electronic Arts, Inc.	51,819	7,089
	Deutsche Telekom AG (ADR)	142,813	3,446
	Netflix, Inc.[1]	3,715	1,809

			542,012

Energy	Canadian Natural Resources, Ltd.	1,192,529	78,134
4.70%	Halliburton Co.	2,037,376	73,651
	Exxon Mobil Corp.	704,297	70,416
	EOG Resources, Inc.	543,873	65,781
	Chevron Corp.	424,166	63,269
	ConocoPhillips	408,052	47,363
	Baker Hughes Co., Class A	1,170,991	40,024
	TC Energy Corp.	584,882	22,863
	Pioneer Natural Resources Co.	99,515	22,379

			483,880

90  American Funds Insurance Series

Washington Mutual Investors Fund (continued)

			Value
Common stocks (continued)		Shares	(000)
Materials	Linde PLC	248,346	$101,998
2.92%	Celanese Corp.	446,027	69,299
	Corteva, Inc.	801,391	38,403
	Mosaic Co.	645,357	23,059
	Nucor Corp.	122,250	21,276
	Rio Tinto PLC (ADR)	270,710	20,157
	LyondellBasell Industries NV	161,383	15,344
	Albemarle Corp.	46,965	6,786
	H.B. Fuller Co.	49,263	4,010

			300,332

Utilities	Constellation Energy Corp.	831,635	97,210
2.82%	Sempra	998,424	74,612
	FirstEnergy Corp.	941,705	34,523
	Southern Co. (The)	412,360	28,915
	CenterPoint Energy, Inc.	532,947	15,226
	Public Service Enterprise Group, Inc.	226,899	13,875
	Entergy Corp.	104,792	10,604
	NextEra Energy, Inc.	132,160	8,027
	CMS Energy Corp.	122,148	7,093

			290,085

Real estate	Extra Space Storage, Inc. REIT	348,775	55,919
1.66%	Welltower, Inc. REIT	538,213	48,531
	Prologis, Inc. REIT	225,747	30,092
	Equinix, Inc. REIT	27,238	21,937
	Regency Centers Corp. REIT	106,640	7,145
	Public Storage REIT	19,847	6,053
	American Tower Corp. REIT	5,524	1,193

			170,870

	Total common stocks (cost: $6,929,849,000)		9,938,390

Convertible stocks 0.03%
Financials 0.03%	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	3,045

	Total convertible stocks (cost: $2,700,000)		3,045

Short-term securities 3.30%
Money market investments 3.21%
	Capital Group Central Cash Fund 5.44%[3,4]	3,298,828	329,850

American Funds Insurance Series  91

Washington Mutual Investors Fund (continued)

		Value
Short-term securities (continued)	Shares	(000)
Money market investments purchased with collateral from securities on loan 0.09%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[3,5]	5,704,056	$5,704
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[3,5]	3,460,079	3,460
Capital Group Central Cash Fund 5.44%[3,4,5]	6,289	629

		9,793

Total short-term securities (cost: $339,619,000)		339,643

Total investment securities 99.95% (cost: $7,272,168,000)		10,281,078
Other assets less liabilities 0.05%		5,263

Net assets 100.00%		$10,286,341

Investments in affiliates[4]

						Net
					Net	unrealized		Dividend
	Value at				realized	appreciation	Value at	or interest
	1/1/2023	Additions	Reductions		gain (loss)	(depreciation)	12/31/2023	income
	(000)	(000)	(000)		(000)	(000)	(000)	(000)
Short-term securities 3.21%
Money market investments 3.21%
Capital Group Central Cash Fund 5.44%[3]	$384,669	$1,156,797	$1,211,607		$18	$(27)	$329,850	$18,395
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.44%[3,5]	6,338		5,709	[6]			629	—	[7]

Total 3.21%					$18	$(27)	$330,479	$18,395

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $10,510,000, which represented .10% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 12/31/2023.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

92  American Funds Insurance Series

Capital World Growth and Income Fund

Investment portfolio December 31, 2023

Common stocks 96.15%		Shares	Value (000)
Information	Broadcom, Inc.	70,164	$78,321
technology	Microsoft Corp.	198,265	74,556
20.38%	Taiwan Semiconductor Manufacturing Co., Ltd.	2,043,772	39,333
	ASML Holding NV	37,045	27,969
	Apple, Inc.	114,629	22,069
	Tokyo Electron, Ltd.	108,600	19,304
	Capgemini SE	53,532	11,199
	EPAM Systems, Inc.[1]	37,067	11,021
	Accenture PLC, Class A	30,585	10,733
	NVIDIA Corp.	15,646	7,748
	Salesforce, Inc.[1]	28,868	7,596
	Texas Instruments, Inc.	42,790	7,294
	Intel Corp.	110,871	5,571
	Shopify, Inc., Class A, subordinate voting shares[1]	65,759	5,123
	TE Connectivity, Ltd.	34,238	4,810
	Oracle Corp.	43,397	4,575
	MediaTek, Inc.	125,094	4,120
	Samsung Electronics Co., Ltd.	62,718	3,814
	Applied Materials, Inc.	19,822	3,213
	Seagate Technology Holdings PLC	36,560	3,121
	Synopsys, Inc.[1]	5,802	2,987
	Keyence Corp.	6,200	2,718
	Disco Corp.	10,500	2,584
	GlobalWafers Co., Ltd.	126,000	2,404
	Adobe, Inc.[1]	3,902	2,328
	Micron Technology, Inc.	23,777	2,029
	Constellation Software, Inc.	806	1,998
	Marvell Technology, Inc.	31,433	1,896
	Arista Networks, Inc.[1]	7,827	1,843
	Cognizant Technology Solutions Corp., Class A	23,563	1,780
	Advantech Co., Ltd.	121,098	1,465
	Infosys, Ltd.	71,189	1,318
	Fujitsu, Ltd.	8,200	1,238
	Delta Electronics, Inc.	74,000	754
	Wolfspeed, Inc.[1]	12,732	554

			379,386

Health care	UnitedHealth Group, Inc.	69,267	36,467
14.68%	Eli Lilly and Co.	49,803	29,031
	Abbott Laboratories	252,848	27,831
	Novo Nordisk AS, Class B	219,648	22,719
	Vertex Pharmaceuticals, Inc.[1]	40,704	16,562
	AstraZeneca PLC	117,552	15,832
	Gilead Sciences, Inc.	174,436	14,131
	Thermo Fisher Scientific, Inc.	20,116	10,677
	Sanofi	96,516	9,569
	Daiichi Sankyo Co., Ltd.	323,100	8,945
	Takeda Pharmaceutical Co., Ltd.	282,100	8,098
	Stryker Corp.	26,597	7,965
	Molina Healthcare, Inc.[1]	21,423	7,740
	Novartis AG	62,076	6,268
	GE HealthCare Technologies, Inc.	69,031	5,338
	Pfizer, Inc.	178,020	5,125
	Insulet Corp.[1]	16,471	3,574
	Catalent, Inc.[1]	73,662	3,310
	Medtronic PLC	32,125	2,647
	Siemens Healthineers AG	44,644	2,594
	DexCom, Inc.[1]	20,846	2,587
	AbbVie, Inc.	16,270	2,521
	Argenx SE (ADR)[1]	6,348	2,415
	EssilorLuxottica SA	11,735	2,359

American Funds Insurance Series  93

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Centene Corp.[1]	31,520	$2,339
(continued)	Zoetis, Inc., Class A	10,733	2,118
	Bayer AG	56,610	2,102
	CVS Health Corp.	24,600	1,942
	Penumbra, Inc.[1]	7,517	1,891
	CSL, Ltd.	8,354	1,629
	Eurofins Scientific SE, non-registered shares	19,671	1,287
	Cooper Companies, Inc.	3,356	1,270
	Regeneron Pharmaceuticals, Inc.[1]	1,238	1,087
	Lonza Group AG	2,498	1,051
	Coloplast AS, Class B	8,981	1,027
	agilon health, Inc.[1]	51,498	646
	Rede D’Or Sao Luiz SA	100,527	592

			273,286

Industrials	Airbus SE, non-registered shares	150,102	23,170
14.25%	General Electric Co.	153,728	19,620
	Carrier Global Corp.	261,966	15,050
	Recruit Holdings Co., Ltd.	309,450	13,211
	Safran SA	72,738	12,831
	BAE Systems PLC	858,837	12,151
	Siemens AG	60,353	11,320
	Melrose Industries PLC	1,494,729	10,799
	Boeing Co.[1]	40,830	10,643
	Caterpillar, Inc.	29,713	8,785
	Deere & Co.	20,613	8,243
	RTX Corp.	97,064	8,167
	TransDigm Group, Inc.	7,939	8,031
	Ryanair Holdings PLC (ADR)	57,867	7,717
	Bureau Veritas SA	239,183	6,045
	Mitsui & Co., Ltd.	151,100	5,630
	CSX Corp.	148,768	5,158
	Lockheed Martin Corp.	11,191	5,072
	Leonardo SpA	241,343	3,982
	Thales SA	26,123	3,864
	Compagnie de Saint-Gobain SA, non-registered shares	51,751	3,827
	DHL Group	75,772	3,753
	Techtronic Industries Co., Ltd.	284,500	3,403
	L3Harris Technologies, Inc.	15,884	3,346
	ASSA ABLOY AB, Class B	104,933	3,023
	Daikin Industries, Ltd.	18,500	3,005
	Eaton Corp. PLC	11,711	2,820
	Legrand SA	26,909	2,803
	Brenntag SE	28,545	2,621
	Ceridian HCM Holding, Inc.[1]	37,881	2,543
	International Consolidated Airlines Group SA (CDI)[1]	1,278,912	2,519
	Schneider Electric SE	12,244	2,465
	Weir Group PLC (The)	90,083	2,163
	ITOCHU Corp.	49,100	2,004
	RELX PLC	50,170	1,990
	Bunzl PLC	47,322	1,921
	Vinci SA	14,324	1,799
	Larsen & Toubro, Ltd.	41,020	1,736
	MTU Aero Engines AG	7,929	1,709
	Northrop Grumman Corp.	3,520	1,648
	Waste Connections, Inc.	10,782	1,609
	AB Volvo, Class B	60,165	1,564
	Adecco Group AG	29,714	1,462
	SMC Corp.	2,700	1,444
	Fortive Corp.	18,594	1,369
	Kingspan Group PLC	15,539	1,343

94  American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Astra International Tbk PT	3,454,900	$1,266
(continued)	Rentokil Initial PLC	222,930	1,266
	Atlas Copco AB, Class B	80,657	1,196
	SS&C Technologies Holdings, Inc.	17,953	1,097
	SECOM Co., Ltd.	14,700	1,057

			265,260

Financials	Zurich Insurance Group AG	31,405	16,419
10.13%	ING Groep NV	719,334	10,769
	AIA Group, Ltd.	1,211,999	10,527
	Kotak Mahindra Bank, Ltd.	426,501	9,772
	Mastercard, Inc., Class A	21,328	9,097
	B3 SA - Brasil, Bolsa, Balcao	2,822,884	8,395
	Blackstone, Inc.	54,808	7,175
	JPMorgan Chase & Co.	41,713	7,095
	HDFC Bank, Ltd.	287,762	5,903
	HDFC Bank, Ltd. (ADR)	8,872	596
	HDFC Life Insurance Co., Ltd.	644,764	5,007
	Chubb, Ltd.	21,537	4,867
	Discover Financial Services	38,873	4,369
	HSBC Holdings PLC	535,123	4,322
	Aon PLC, Class A	14,147	4,117
	KKR & Co., Inc.	46,697	3,869
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,786	3,493
	Banco Bilbao Vizcaya Argentaria, SA	352,065	3,208
	Ping An Insurance (Group) Company of China, Ltd., Class H	686,000	3,103
	Ping An Insurance (Group) Company of China, Ltd., Class A	18,400	104
	AXA SA	98,143	3,204
	Arthur J. Gallagher & Co.	14,065	3,163
	Great-West Lifeco, Inc.	94,903	3,141
	Axis Bank, Ltd.	227,713	3,012
	Citigroup, Inc.	56,927	2,928
	DNB Bank ASA	134,474	2,857
	Apollo Asset Management, Inc.	29,330	2,733
	Blue Owl Capital, Inc., Class A	171,427	2,554
	BNP Paribas SA	34,400	2,384
	Israel Discount Bank, Ltd., Class A	454,371	2,268
	Wells Fargo & Co.	45,686	2,249
	FinecoBank SpA	148,003	2,224
	S&P Global, Inc.	4,732	2,085
	Macquarie Group, Ltd.	16,025	1,997
	Postal Savings Bank of China Co., Ltd., Class H	4,106,383	1,959
	Morgan Stanley	20,428	1,905
	Visa, Inc., Class A	7,198	1,874
	MSCI, Inc.	3,289	1,860
	National Bank of Canada	24,270	1,850
	American International Group, Inc.	25,619	1,736
	KBC Groep NV	25,676	1,666
	DBS Group Holdings, Ltd.	64,600	1,632
	Bank Central Asia Tbk PT	2,572,100	1,569
	Capital One Financial Corp.	11,863	1,556
	Power Corporation of Canada, subordinate voting shares	52,836	1,511
	Bank Mandiri (Persero) Tbk PT	3,679,300	1,443
	Bank Rakyat Indonesia (Persero) Tbk PT	3,879,800	1,438
	Marsh & McLennan Companies, Inc.	6,884	1,304
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	28,595	1,149
	Bajaj Finance, Ltd.	11,796	1,037
	East Money Information Co., Ltd., Class A	522,480	1,032
	Aegon, Ltd.	177,180	1,027
	Goldman Sachs Group, Inc.	1,974	762
	Worldline SA, non-registered shares[1]	33,292	578

American Funds Insurance Series  95

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Jio Financial Services, Ltd.[1]	137,445	$384
(continued)	China Merchants Bank Co., Ltd., Class H	58,403	203
	China Merchants Bank Co., Ltd., Class A	20,187	80
	Sberbank of Russia PJSC[2]	3,196,952	—	[3]

			188,561

Consumer	Home Depot, Inc.	77,904	26,998
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	28,282	22,940
9.49%	Amazon.com, Inc.[1]	106,115	16,123
	Booking Holdings, Inc.[1]	2,793	9,907
	Restaurant Brands International, Inc.	73,585	5,749
	Restaurant Brands International, Inc. (CAD denominated)	39,823	3,112
	Industria de Diseño Textil, SA	175,656	7,661
	Flutter Entertainment PLC[1]	42,517	7,488
	Trip.com Group, Ltd. (ADR)[1]	183,682	6,614
	General Motors Co.	182,736	6,564
	Marriott International, Inc., Class A	26,798	6,043
	Chipotle Mexican Grill, Inc.[1]	2,526	5,777
	Compagnie Financière Richemont SA, Class A	41,368	5,706
	NEXT PLC	41,010	4,233
	Evolution AB	28,838	3,451
	InterContinental Hotels Group PLC	35,998	3,251
	Tesla, Inc.[1]	12,524	3,112
	Stellantis NV	130,395	3,057
	Shimano, Inc.	18,100	2,794
	Sands China, Ltd.[1]	947,600	2,765
	YUM! Brands, Inc.	19,184	2,507
	MercadoLibre, Inc.[1]	1,576	2,477
	Moncler SpA	35,808	2,208
	Darden Restaurants, Inc.	13,120	2,156
	Pan Pacific International Holdings Corp.	88,600	2,109
	Royal Caribbean Cruises, Ltd.[1]	15,976	2,069
	adidas AG	8,319	1,692
	Dowlais Group PLC	1,170,788	1,590
	Sony Group Corp.	13,000	1,232
	Kindred Group PLC (SDR)	118,007	1,092
	B&M European Value Retail SA	148,922	1,061
	Midea Group Co., Ltd., Class A	136,800	1,053
	Aristocrat Leisure, Ltd.	36,903	1,023
	Wynn Macau, Ltd.[1,4]	826,400	679
	Rivian Automotive, Inc., Class A1	17,822	418

			176,711

Consumer staples	Philip Morris International, Inc.	321,045	30,204
6.94%	Nestlé SA	114,618	13,266
	Ocado Group PLC[1]	843,850	8,108
	Imperial Brands PLC	349,351	8,028
	Kroger Co.	160,822	7,351
	Seven & i Holdings Co., Ltd.	170,580	6,756
	Ajinomoto Co., Inc.	156,800	6,060
	Keurig Dr Pepper, Inc.	151,155	5,036
	Kweichow Moutai Co., Ltd., Class A	20,400	4,955
	Bunge Global SA	48,845	4,931
	British American Tobacco PLC	144,145	4,206
	Danone SA	63,683	4,131
	Dollar Tree Stores, Inc.[1]	25,828	3,669
	Constellation Brands, Inc., Class A	14,282	3,453
	Arca Continental, SAB de CV	290,681	3,174
	Sysco Corp.	39,479	2,887
	Treasury Wine Estates, Ltd.	366,395	2,684

96  American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)

Consumer staples	ITC, Ltd.	431,642	$2,394
(continued)	Kao Corp.	52,600	2,161
	JBS SA	293,900	1,502
	Mondelez International, Inc., Class A	16,148	1,170
	Wilmar International, Ltd.	388,100	1,047
	Costco Wholesale Corp.	1,252	826
	L’Oréal SA, non-registered shares	951	473
	Altria Group, Inc.	11,175	451
	Pernod Ricard SA	1,544	273

			129,196

Materials	Fortescue, Ltd.	1,248,155	24,689
6.75%	Vale SA, ordinary nominative shares	864,304	13,705
	Vale SA (ADR), ordinary nominative shares	583,381	9,253
	Glencore PLC	2,404,176	14,423
	Freeport-McMoRan, Inc.	198,575	8,453
	Linde PLC	20,204	8,298
	Rio Tinto PLC	107,006	7,947
	Air Liquide SA	32,823	6,385
	Air Liquide SA, bonus shares	6,397	1,245
	Air Products and Chemicals, Inc.	27,487	7,526
	BHP Group, Ltd. (CDI)	110,128	3,768
	Albemarle Corp.	23,323	3,370
	Evonik Industries AG	140,573	2,870
	Shin-Etsu Chemical Co., Ltd.	66,200	2,766
	Heidelberg Materials AG, non-registered shares	28,282	2,527
	Celanese Corp.	15,156	2,355
	Barrick Gold Corp. (CAD denominated)	116,258	2,100
	Akzo Nobel NV	24,491	2,024
	First Quantum Minerals, Ltd.	214,067	1,753
	Antofagasta PLC	10,775	230

			125,687

Communication	Alphabet, Inc., Class C1	134,233	18,918
services	Alphabet, Inc., Class A1	72,426	10,117
5.46%	Meta Platforms, Inc., Class A1	34,051	12,053
	Publicis Groupe SA	119,353	11,099
	Netflix, Inc.[1]	21,148	10,297
	Comcast Corp., Class A	141,196	6,191
	Bharti Airtel, Ltd.	483,563	5,991
	Bharti Airtel, Ltd., interim shares	13,994	107
	NetEase, Inc.	325,200	6,036
	Universal Music Group NV	128,677	3,674
	Take-Two Interactive Software, Inc.[1]	22,220	3,576
	Deutsche Telekom AG	147,718	3,547
	SoftBank Corp.	248,485	3,097
	Singapore Telecommunications, Ltd.	1,202,200	2,247
	Omnicom Group, Inc.	20,703	1,791
	Nippon Telegraph and Telephone Corp.	1,142,900	1,395
	Tencent Holdings, Ltd.	36,800	1,390

			101,526

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	394,206	25,826
5.36%	EOG Resources, Inc.	88,533	10,708
	TC Energy Corp. (CAD denominated)[4]	231,575	9,046
	Cameco Corp. (CAD denominated)	139,501	6,015
	Cameco Corp.	43,262	1,864
	Cenovus Energy, Inc. (CAD denominated)	448,321	7,471
	TotalEnergies SE	92,664	6,295

American Funds Insurance Series  97

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Energy	Tourmaline Oil Corp.	121,987	$5,486
(continued)	Shell PLC (GBP denominated)	151,239	4,914
	ConocoPhillips	31,070	3,606
	Neste OYJ	97,388	3,460
	BP PLC	545,787	3,225
	Reliance Industries, Ltd.	98,490	3,057
	Suncor Energy, Inc.	73,457	2,353
	Baker Hughes Co., Class A	67,337	2,302
	Schlumberger NV	41,874	2,179
	Aker BP ASA	53,967	1,568
	Woodside Energy Group, Ltd. (CDI)	17,558	372
	Gazprom PJSC[1,2]	2,248,304	—	[3]

			99,747

Utilities	E.ON SE	392,643	5,267
2.32%	DTE Energy Co.	45,356	5,001
	Engie SA	206,078	3,624
	Engie SA, bonus shares	41,586	731
	Constellation Energy Corp.	32,494	3,798
	NextEra Energy, Inc.	61,544	3,738
	Edison International	48,108	3,439
	Iberdrola, SA, non-registered shares	240,500	3,145
	China Resources Gas Group, Ltd.	860,232	2,816
	Dominion Energy, Inc.	46,925	2,206
	FirstEnergy Corp.	56,740	2,080
	Duke Energy Corp.	20,996	2,037
	AES Corp.	72,241	1,391
	PG&E Corp.	74,196	1,338
	National Grid PLC	63,451	857
	ENN Energy Holdings, Ltd.	112,342	826
	Public Service Enterprise Group, Inc.	13,054	798
	Power Grid Corporation of India, Ltd.	17,766	51

			43,143

Real estate	American Tower Corp. REIT	9,206	1,987
0.39%	Prologis, Inc. REIT	12,837	1,711
	Longfor Group Holdings, Ltd.	829,738	1,331
	Iron Mountain, Inc. REIT	17,607	1,232
	China Resources Mixc Lifestyle Services, Ltd.	264,000	937

			7,198

	Total common stocks (cost: $1,215,451,000)		1,789,701

Preferred securities 0.05%

Health care 0.04%	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	695

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	1,888	166

discretionary
0.01%

Financials	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]
0.00%		5,512	16

	Total preferred securities (cost: $1,090,000)		877

98  American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Convertible bonds & notes 0.09%		Principal amount (000)	Value (000)
Consumer	Rivian Automotive, Inc., convertible notes, 3.625% 10/15/2030[5]	USD1,404	$1,731

discretionary	Total convertible bonds & notes (cost: $1,404,000)		1,731

0.09%

Bonds, notes & other debt instruments 0.22%
Corporate bonds, notes & loans 0.22%
Health care	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	1,600	1,596
0.14%	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,100	1,019

			2,615

Consumer	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	390	385
discretionary	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	151	161
0.04%	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	125	134

			680

Financials	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T
0.03%	Note Constant Maturity + 1.50% on 12/14/2041)[6]	709	493

Energy	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	210	201

0.01%	Total corporate bonds, notes & loans		3,989

	Total bonds, notes & other debt instruments (cost: $4,133,000)		3,989

Short-term securities 3.64%		Shares
Money market investments 2.41%
	Capital Group Central Cash Fund 5.44%[7,8]	449,482	44,944

	Weighted average yield at acquisition	Principal amount (000)

Bills & notes of governments & government agencies outside the U.S. 0.88%
British Columbia (Province of) 1/23/2024	5.159%	USD4,000	3,985
KfW 1/3/2024[5]	4.902	2,000	1,999
Québec (Province of) 1/16/2024[5]	4.821	10,500	10,472

			16,456

American Funds Insurance Series  99

Capital World Growth and Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.35%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[7,9]	3,441,600	$3,441
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[7,9]	2,990,976	2,991

		6,432

Total short-term securities (cost: $67,844,000)		67,832

Total investment securities 100.15% (cost: $1,289,922,000)		1,864,130
Other assets less liabilities (0.15)%		(2,795)

Net assets 100.00%		$1,861,335

Investments in affiliates[8]

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Short-term securities 2.41%
Money market investments 2.41%
Capital Group Central Cash Fund 5.44%[7]	$693	$325,053	$280,796		$(2)	$(4)	$44,944	$3,253
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.44%[7]	111		111	[10]			—	—	[11]

Total 2.41%					$(2)	$(4)	$44,944	$3,253

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]

All or a portion of this security was on loan. The total value of all such securities was $7,091,000, which represented .38% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,882,000, which represented .80% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 12/31/2023.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

100   American Funds Insurance Series

Growth-Income Fund

Investment portfolio December 31, 2023

Common stocks 96.08%		Shares	Value (000)
Information	Microsoft Corp.	7,555,151	$2,841,039
technology	Broadcom, Inc.	1,887,866	2,107,330
22.57%	Apple, Inc.	2,215,842	426,616
	Salesforce, Inc.[1]	1,035,168	272,394
	NVIDIA Corp.	547,975	271,368
	Accenture PLC, Class A	737,956	258,956
	Taiwan Semiconductor Manufacturing Co., Ltd.	11,073,000	213,105
	Intel Corp.	4,145,774	208,325
	Texas Instruments, Inc.	1,203,362	205,125
	Adobe, Inc.[1]	314,687	187,742
	Applied Materials, Inc.	1,156,623	187,454
	ServiceNow, Inc.[1]	246,889	174,425
	Seagate Technology Holdings PLC	1,740,851	148,616
	SK hynix, Inc.	1,326,567	144,842
	ASML Holding NV	76,467	57,734
	ASML Holding NV (ADR)	51,908	39,290
	Micron Technology, Inc.	1,077,000	91,911
	Samsung Electronics Co., Ltd.	1,375,000	83,627
	Analog Devices, Inc.	398,402	79,107
	KLA Corp.	116,000	67,431
	Arista Networks, Inc.[1]	267,484	62,995
	NICE, Ltd. (ADR)[1]	268,192	53,507
	Palo Alto Networks, Inc.[1]	177,962	52,477
	Cognizant Technology Solutions Corp., Class A	682,850	51,576
	MKS Instruments, Inc.	481,000	49,481
	Datadog, Inc., Class A1	365,800	44,401
	Snowflake, Inc., Class A1	190,552	37,920
	QUALCOMM, Inc.	225,964	32,681

			8,451,475

Industrials	General Electric Co.	6,137,203	783,291
15.70%	RTX Corp.	6,253,076	526,134
	Boeing Co.[1]	1,358,203	354,029
	TransDigm Group, Inc.	339,221	343,156
	Carrier Global Corp.	5,512,990	316,721
	Northrop Grumman Corp.	597,300	279,620
	Airbus SE, non-registered shares	1,651,892	254,983
	General Dynamics Corp.	848,975	220,453
	Woodward, Inc.	1,593,190	216,881
	Waste Connections, Inc.	1,368,127	204,220
	GFL Environmental, Inc., subordinate voting shares	5,893,152	203,373
	Automatic Data Processing, Inc.	830,713	193,531
	Safran SA	1,026,552	181,088
	Equifax, Inc.	712,542	176,205
	Waste Management, Inc.	955,836	171,190
	ITT, Inc.	1,244,379	148,479
	Lincoln Electric Holdings, Inc.	675,747	146,948
	TFI International, Inc.	975,343	132,627
	United Rentals, Inc.	183,000	104,936
	Old Dominion Freight Line, Inc.	245,487	99,503
	Union Pacific Corp.	398,000	97,757
	Concentrix Corp.	904,367	88,818
	L3Harris Technologies, Inc.	381,989	80,455
	United Airlines Holdings, Inc.[1]	1,946,966	80,332
	CSX Corp.	2,153,941	74,677
	Delta Air Lines, Inc.	1,415,000	56,925
	Ingersoll-Rand, Inc.	586,065	45,326
	Honeywell International, Inc.	211,376	44,328
	Rolls-Royce Holdings PLC[1]	11,470,564	43,685
	Canadian National Railway Co. (CAD denominated)	336,213	42,260
	Ceridian HCM Holding, Inc.[1]	561,543	37,691

American Funds Insurance Series  101

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	FedEx Corp.	141,000	$35,669
(continued)	TransUnion	389,312	26,750
	TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	19,760
	Paychex, Inc.	162,204	19,320
	Otis Worldwide Corp.	186,851	16,718
	APi Group Corp.[1]	201,710	6,979
	Veralto Corp.	49,616	4,081
	Recruit Holdings Co., Ltd.	22,700	969

			5,879,868

Health care	Abbott Laboratories	6,854,314	754,454
12.72%	UnitedHealth Group, Inc.	1,402,895	738,582
	AbbVie, Inc.	3,390,005	525,349
	Eli Lilly and Co.	590,474	344,199
	GE HealthCare Technologies, Inc.	3,588,047	277,428
	Danaher Corp.	1,089,025	251,935
	Novo Nordisk AS, Class B	2,311,393	239,079
	Humana, Inc.	421,843	193,124
	Thermo Fisher Scientific, Inc.	360,602	191,404
	Bristol-Myers Squibb Co.	2,915,698	149,605
	Regeneron Pharmaceuticals, Inc.[1]	133,195	116,984
	Insulet Corp.[1]	465,534	101,012
	DexCom, Inc.[1]	773,261	95,954
	Vertex Pharmaceuticals, Inc.[1]	231,969	94,386
	Johnson & Johnson	582,266	91,264
	Revvity, Inc.	732,561	80,076
	IQVIA Holdings, Inc.[1]	345,000	79,826
	Takeda Pharmaceutical Co., Ltd.	2,667,554	76,578
	Zoetis, Inc., Class A	363,644	71,772
	AstraZeneca PLC (ADR)	721,200	48,573
	AstraZeneca PLC	42,384	5,708
	CVS Health Corp.	510,059	40,274
	Penumbra, Inc.[1]	150,905	37,959
	Gilead Sciences, Inc.	398,618	32,292
	Medtronic PLC	352,434	29,034
	Stryker Corp.	88,090	26,379
	BioMarin Pharmaceutical, Inc.[1]	215,280	20,757
	Elevance Health, Inc.	36,873	17,388
	Pfizer, Inc.	505,000	14,539
	Tandem Diabetes Care, Inc.[1]	462,699	13,687
	Vir Biotechnology, Inc.[1]	258,400	2,600

			4,762,201

Financials	Mastercard, Inc., Class A	1,665,449	710,331
11.75%	JPMorgan Chase & Co.	3,093,741	526,245
	Visa, Inc., Class A	1,333,993	347,305
	Marsh & McLennan Companies, Inc.	1,709,201	323,842
	Arthur J. Gallagher & Co.	1,280,242	287,901
	Wells Fargo & Co.	3,626,295	178,486
	KKR & Co., Inc.	2,047,409	169,628
	BlackRock, Inc.	202,957	164,760
	B3 SA - Brasil, Bolsa, Balcao	49,991,974	148,669
	Aon PLC, Class A	442,013	128,635
	Global Payments, Inc.	973,628	123,651
	FleetCor Technologies, Inc.[1]	420,507	118,839
	Fidelity National Information Services, Inc.	1,916,483	115,123
	Morgan Stanley	1,212,248	113,042
	S&P Global, Inc.	254,455	112,092
	Chubb, Ltd.	436,180	98,577
	Capital One Financial Corp.	680,359	89,209

102  American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	State Street Corp.	1,077,260	$83,445
(continued)	PNC Financial Services Group, Inc.	536,471	83,072
	Fiserv, Inc.[1]	536,700	71,295
	Blue Owl Capital, Inc., Class A	4,749,165	70,763
	TPG, Inc., Class A	1,347,552	58,174
	Power Corporation of Canada, subordinate voting shares[2]	1,690,000	48,326
	Berkshire Hathaway, Inc., Class B1	135,000	48,149
	American International Group, Inc.	704,000	47,696
	Webster Financial Corp.	877,623	44,548
	MSCI, Inc.	70,674	39,977
	Truist Financial Corp.	800,000	29,536
	Toast, Inc., Class A1	960,000	17,530
	CME Group, Inc., Class A	5,500	1,158

			4,400,004

Communication	Alphabet, Inc., Class C1	6,163,720	868,653
services	Alphabet, Inc., Class A1	5,066,514	707,742
8.91%	Meta Platforms, Inc., Class A1	2,767,054	979,427
	Netflix, Inc.[1]	569,720	277,385
	Comcast Corp., Class A	5,336,356	233,999
	Charter Communications, Inc., Class A1	372,695	144,859
	Take-Two Interactive Software, Inc.[1]	502,094	80,812
	T-Mobile US, Inc.	268,821	43,100

			3,335,977

Consumer	Amazon.com, Inc.[1]	5,509,938	837,180
discretionary	Royal Caribbean Cruises, Ltd.[1]	2,713,595	351,383
8.68%	Hilton Worldwide Holdings, Inc.	1,177,320	214,378
	Restaurant Brands International, Inc.	2,635,154	205,885
	Churchill Downs, Inc.	1,118,791	150,959
	Home Depot, Inc.	415,393	143,954
	InterContinental Hotels Group PLC	1,396,700	126,148
	Marriott International, Inc., Class A	529,000	119,295
	Wyndham Hotels & Resorts, Inc.	1,322,000	106,302
	Sony Group Corp.	1,045,100	99,028
	Burlington Stores, Inc.[1]	498,295	96,908
	Chipotle Mexican Grill, Inc.[1]	39,951	91,366
	NIKE, Inc., Class B	800,582	86,919
	Tapestry, Inc.	2,270,405	83,574
	General Motors Co.	2,110,902	75,824
	Tesla, Inc.[1]	284,057	70,583
	Entain PLC	5,237,408	66,155
	Hasbro, Inc.	1,275,621	65,133
	Darden Restaurants, Inc.	296,000	48,633
	Kering SA	101,695	45,130
	TJX Companies, Inc.	350,531	32,883
	YUM! Brands, Inc.	196,630	25,692
	Tractor Supply Co.	108,356	23,300
	LVMH Moët Hennessy-Louis Vuitton SE	26,750	21,698
	D.R. Horton, Inc.	139,598	21,216
	NVR, Inc.[1]	3,010	21,071
	CarMax, Inc.[1]	270,797	20,781

			3,251,378

Consumer staples	Philip Morris International, Inc.	6,293,669	592,108
5.31%	British American Tobacco PLC	9,603,749	280,259
	Mondelez International, Inc., Class A	2,366,739	171,423
	Dollar Tree Stores, Inc.[1]	1,105,278	157,005
	Molson Coors Beverage Co., Class B, restricted voting shares	2,294,249	140,431

American Funds Insurance Series  103

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	General Mills, Inc.	1,946,800	$126,814
(continued)	Constellation Brands, Inc., Class A	407,978	98,629
	Anheuser-Busch InBev SA/NV	1,339,531	86,542
	PepsiCo, Inc.	482,059	81,873
	Church & Dwight Co., Inc.	752,581	71,164
	Dollar General Corp.	359,463	48,869
	Archer Daniels Midland Co.	670,100	48,395
	Keurig Dr Pepper, Inc.	1,120,591	37,338
	Kraft Heinz Co. (The)	747,200	27,631
	Monster Beverage Corp.[1]	357,120	20,574

			1,989,055

Energy	Chevron Corp.	2,053,300	306,270
3.36%	Canadian Natural Resources, Ltd. (CAD denominated)	3,393,801	222,343
	ConocoPhillips	1,902,783	220,856
	TC Energy Corp.	1,909,381	74,638
	TC Energy Corp. (CAD denominated)[2]	1,886,151	73,678
	Baker Hughes Co., Class A	3,832,888	131,008
	Exxon Mobil Corp.	1,152,000	115,177
	EOG Resources, Inc.	620,310	75,027
	Cheniere Energy, Inc.	238,735	40,754

			1,259,751

Utilities	PG&E Corp.	18,475,450	333,112
3.24%	Edison International	2,689,330	192,260
	Constellation Energy Corp.	1,343,862	157,084
	DTE Energy Co.	1,088,879	120,060
	Sempra	1,460,000	109,106
	Engie SA	5,237,367	92,095
	CenterPoint Energy, Inc.	2,386,864	68,193
	AES Corp.	3,138,110	60,408
	NextEra Energy, Inc.	678,975	41,241
	Entergy Corp.	396,825	40,155

			1,213,714

Materials	Linde PLC	845,506	347,258
2.84%	Celanese Corp.	1,186,264	184,310
	Vale SA (ADR), ordinary nominative shares	4,804,026	76,192
	Vale SA, ordinary nominative shares	2,200,007	34,885
	Corteva, Inc.	2,059,775	98,704
	LyondellBasell Industries NV	927,067	88,146
	Freeport-McMoRan, Inc.	1,970,226	83,872
	Eastman Chemical Company	600,451	53,932
	Barrick Gold Corp.	2,373,000	42,928
	ATI, Inc.[1]	642,567	29,217
	Sherwin-Williams Co.	80,794	25,200

			1,064,644

Real estate	VICI Properties, Inc. REIT	6,276,604	200,098
1.00%	Equinix, Inc. REIT	216,511	174,376

			374,474

	Total common stocks (cost: $19,889,668,000)		35,982,541

104  American Funds Insurance Series

Growth-Income Fund (continued)

Convertible stocks 0.06%		Shares	Value (000)
Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	617,200	$23,528

0.06%	Total convertible stocks (cost: $30,089,000)		23,528

Bonds, notes & other debt instruments 0.01%		Principal amount (000)
Corporate bonds, notes & loans 0.01%
Industrials	Boeing Co. 4.875% 5/1/2025	USD4,706	4,686

0.01%

Consumer	General Motors Financial Co., Inc. 4.30% 7/13/2025	160	157
discretionary	General Motors Financial Co., Inc. 5.25% 3/1/2026	827	828

0.00%			985

	Total corporate bonds, notes & loans		5,671

	Total bonds, notes & other debt instruments (cost: $5,631,000)		5,671

Short-term securities 4.10%		Shares
Money market investments 3.82%
	Capital Group Central Cash Fund 5.44%[3,4]	14,309,407	1,430,798

Money market investments purchased with collateral from securities on loan 0.28%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[3,5]	52,263,605	52,264
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[3,5]	51,536,383	51,536

			103,800

	Total short-term securities (cost: $1,534,436,000)		1,534,598

	Total investment securities 100.25% (cost: $21,459,824,000)		37,546,338
	Other assets less liabilities (0.25)%		(94,362)

	Net assets 100.00%		$37,451,976

Investments in affiliates[4]
	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Short-term securities 3.82%
Money market investments 3.82%
Capital Group Central Cash Fund 5.44%[3]	$2,565,190	$3,993,668	$5,128,139		$244	$(165)	$1,430,798	$99,540
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.44%[3]	40,231		40,231	[6]			—	—	[7]

Total 3.82%					$244	$(165)	$1,430,798	$99,540

American Funds Insurance Series  105

Growth-Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $110,228,000, which represented .29% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 12/31/2023.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

106  American Funds Insurance Series

International Growth and Income Fund

Investment portfolio December 31, 2023

Common stocks 96.18%		Shares	Value (000)
Financials	AXA SA	138,382	$4,517
18.81%	AIA Group, Ltd.	443,400	3,851
	Zurich Insurance Group AG	7,113	3,719
	HDFC Bank, Ltd.	175,185	3,594
	Edenred SA	49,245	2,957
	Resona Holdings, Inc.	465,400	2,357
	Ping An Insurance (Group) Company of China, Ltd., Class H	485,000	2,194
	Société Générale	79,986	2,133
	Tokio Marine Holdings, Inc.	77,600	1,937
	Hiscox, Ltd.	127,400	1,709
	HSBC Holdings PLC	194,805	1,573
	Tryg A/S	72,231	1,571
	DNB Bank ASA	71,566	1,520
	UniCredit SpA	55,985	1,519
	Euronext NV	16,509	1,434
	Hana Financial Group, Inc.	41,013	1,379
	KB Financial Group, Inc.	32,018	1,339
	Grupo Financiero Banorte, SAB de CV, Series O	130,866	1,316
	London Stock Exchange Group PLC	11,034	1,304
	Skandinaviska Enskilda Banken AB, Class A	90,617	1,247
	Banco Santander, SA	296,238	1,237
	Bank Hapoalim BM	114,194	1,023
	Prudential PLC	89,189	1,004
	Banco Bilbao Vizcaya Argentaria, SA	107,538	980
	Bank Mandiri (Persero) Tbk PT	2,466,316	967
	Erste Group Bank AG	23,067	936
	Aon PLC, Class A	2,820	821
	Deutsche Bank AG	57,584	786
	DBS Group Holdings, Ltd.	30,595	773
	Kotak Mahindra Bank, Ltd.	33,378	765
	Hang Seng Bank, Ltd.	56,000	651
	HDFC Life Insurance Co., Ltd.	79,609	618
	Industrial and Commercial Bank of China, Ltd., Class H	1,247,040	609
	United Overseas Bank, Ltd.	25,400	547
	Intesa Sanpaolo SpA	162,763	475
	Brookfield Corp., Class A (CAD denominated)	11,454	459
	B3 SA - Brasil, Bolsa, Balcao	153,280	456
	Israel Discount Bank, Ltd., Class A	91,166	455
	CaixaBank, SA, non-registered shares	110,211	453
	Dai-ichi Life Holdings, Inc.	20,300	431
	ICICI Bank, Ltd. (ADR)	16,651	397
	ICICI Securities, Ltd.	45,555	393
	Discovery, Ltd.	49,366	388
	Royal Bank of Canada	3,649	369
	XP, Inc., Class A	14,035	366
	Macquarie Group, Ltd.	2,794	348
	3i Group PLC	10,807	333
	Canara Bank	62,228	327
	East Money Information Co., Ltd., Class A	143,000	282
	Bank Leumi Le Israel BM	34,494	277
	Banca Generali SpA	5,868	218
	ING Groep NV	13,583	203
	ABN AMRO Bank NV	11,559	174
	AU Small Finance Bank, Ltd.	12,289	116
	Moscow Exchange MICEX-RTS PJSC[1]	346,177	—	[2]
	Sberbank of Russia PJSC[1]	476,388	—	[2]

			61,807

American Funds Insurance Series  107

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Airbus SE, non-registered shares	41,650	$6,429
14.09%	BAE Systems PLC	306,200	4,332
	ABB, Ltd.	59,465	2,643
	Ryanair Holdings PLC (ADR)	18,850	2,514
	CCR SA, ordinary nominative shares	809,554	2,356
	SMC Corp.	3,700	1,979
	TFI International, Inc.	7,959	1,082
	TFI International, Inc. (CAD denominated)	4,730	644
	RELX PLC	40,453	1,604
	Alliance Global Group, Inc.	7,597,100	1,545
	Daikin Industries, Ltd.	8,900	1,446
	Safran SA	7,110	1,254
	Rheinmetall AG, non-registered shares	3,629	1,150
	InPost SA3	75,547	1,044
	Epiroc AB, Class B	33,055	579
	Epiroc AB, Class A	19,194	385
	Canadian National Railway Co. (CAD denominated)	7,068	888
	ASSA ABLOY AB, Class B	29,850	860
	Siemens AG	4,578	859
	SITC International Holdings Co., Ltd.	450,659	777
	DSV A/S	4,398	774
	Thales SA	5,068	750
	Caterpillar, Inc.	2,250	665
	AB Volvo, Class B	23,908	621
	Bunzl PLC	15,283	620
	LIXIL Corp.	49,300	616
	Mitsui & Co., Ltd.	16,100	600
	Techtronic Industries Co., Ltd.	49,592	593
	BELIMO Holding AG	1,066	588
	Brenntag SE	6,166	566
	ITOCHU Corp.	12,500	510
	Adecco Group AG	10,196	502
	Hitachi, Ltd.	6,800	491
	DHL Group	9,199	456
	Interpump Group SpA	8,775	455
	Fluidra, SA, non-registered shares	21,306	444
	Diploma PLC	8,627	393
	Wizz Air Holdings PLC[3]	13,564	381
	Komatsu, Ltd.	14,200	370
	IMCD NV	1,944	339
	Melrose Industries PLC	45,397	328
	Rentokil Initial PLC	44,022	250
	Shenzhen Inovance Technology Co., Ltd., Class A	22,300	198
	VAT Group AG	324	163
	Polycab India, Ltd.	2,077	137
	Aalberts NV, non-registered shares	2,901	126

			46,306

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	459,000	8,834
technology	ASML Holding NV	9,245	6,980
13.23%	MediaTek, Inc.	154,000	5,072
	Tokyo Electron, Ltd.	22,700	4,035
	Broadcom, Inc.	3,396	3,791
	Samsung Electronics Co., Ltd.	53,083	3,228
	SAP SE	12,689	1,952
	Sage Group PLC (The)	102,577	1,530
	Capgemini SE	7,022	1,469
	TDK Corp.	30,000	1,422
	Keyence Corp.	2,600	1,140
	ASM International NV	1,836	956
	Nokia Corp.	204,563	703

108  American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Information	ASMPT, Ltd.	64,100	$608
technology	Kingdee International Software Group Co., Ltd.[3]	355,295	516
(continued)	Halma PLC	15,350	446
	Fujitsu, Ltd.	2,100	317
	eMemory Technology, Inc.	3,000	238
	Nomura Research Institute, Ltd.	5,300	153
	Vanguard International Semiconductor Corp.	32,000	85

			43,475

Consumer	Industria de Diseño Textil, SA	72,587	3,166
discretionary	Renault SA	73,429	3,005
10.02%	LVMH Moët Hennessy-Louis Vuitton SE	3,541	2,872
	Evolution AB	20,309	2,431
	InterContinental Hotels Group PLC	24,034	2,171
	Restaurant Brands International, Inc. (CAD denominated)	24,561	1,919
	Midea Group Co., Ltd., Class A	208,000	1,602
	MGM China Holdings, Ltd.[3]	1,130,000	1,432
	B&M European Value Retail SA	192,202	1,369
	Trip.com Group, Ltd. (ADR)[3]	25,788	928
	Trip.com Group, Ltd.[3]	9,700	349
	Sodexo SA	11,425	1,258
	Prosus NV, Class N	41,106	1,226
	Wynn Macau, Ltd.[3,4]	1,148,800	944
	Galaxy Entertainment Group, Ltd.	163,361	913
	adidas AG	3,951	803
	Valeo SA, non-registered shares	49,098	759
	Stellantis NV	30,498	714
	Paltac Corp.	21,500	681
	Bajaj Auto, Ltd.	7,919	646
	Sands China, Ltd.[3]	212,372	620
	D’Ieteren Group	2,653	519
	Amadeus IT Group SA, Class A, non-registered shares	7,139	512
	Coupang, Inc., Class A3	28,125	455
	Entain PLC	33,500	423
	Alibaba Group Holding, Ltd.	39,400	381
	Kering SA	586	260
	Nitori Holdings Co., Ltd.	1,500	200
	Compagnie Financière Richemont SA, Class A	1,280	177
	Dixon Technologies (India), Ltd.	1,572	124
	Balkrishna Industries, Ltd.	2,474	76

			32,935

Consumer staples	British American Tobacco PLC	134,175	3,915
9.20%	Philip Morris International, Inc.	38,181	3,592
	Nestlé SA	29,823	3,452
	Carlsberg A/S, Class B	18,674	2,341
	Arca Continental, SAB de CV	187,436	2,047
	Pernod Ricard SA	10,803	1,910
	Imperial Brands PLC	78,638	1,807
	KT&G Corp.	22,646	1,526
	Anheuser-Busch InBev SA/NV	22,220	1,436
	Kweichow Moutai Co., Ltd., Class A	5,690	1,382
	Ocado Group PLC[3]	138,301	1,329
	Asahi Group Holdings, Ltd.	34,600	1,288
	Carrefour SA, non-registered shares	68,172	1,248
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	499,232	1,122

American Funds Insurance Series  109

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	L’Oréal SA, non-registered shares	1,843	$916
(continued)	Danone SA	7,577	491
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	76,424	408

			30,210

Health care	AstraZeneca PLC	65,264	8,790
8.82%	Novo Nordisk AS, Class B	79,261	8,198
	Sanofi	41,730	4,137
	EssilorLuxottica SA	7,429	1,493
	Bayer AG	32,532	1,208
	Grifols, SA, Class B (ADR)[3]	86,437	999
	Roche Holding AG, nonvoting non-registered shares	2,529	733
	HOYA Corp.	4,800	597
	Siemens Healthineers AG	10,271	597
	Genus PLC	20,030	554
	WuXi Biologics (Cayman), Inc.[3]	114,000	431
	Innovent Biologics, Inc.[3]	74,927	409
	Argenx SE (ADR)[3]	950	361
	BeiGene, Ltd. (ADR)[3]	1,113	201
	Hypera SA, ordinary nominative shares	27,159	196
	Max Healthcare Institute, Ltd.	9,259	76
	Euroapi SA3	1,412	9

			28,989

Communication	Publicis Groupe SA	41,181	3,830
services	Koninklijke KPN NV	1,073,578	3,696
6.42%	Nippon Telegraph and Telephone Corp.	1,766,400	2,156
	Tencent Holdings, Ltd.	45,500	1,719
	América Móvil, SAB de CV, Class B (ADR)	89,126	1,651
	Telefónica, SA, non-registered shares	387,831	1,523
	MTN Group, Ltd.	183,834	1,159
	Singapore Telecommunications, Ltd.	588,800	1,100
	BT Group PLC	654,350	1,028
	Universal Music Group NV	33,254	950
	Vodafone Group PLC	742,585	645
	KANZHUN, Ltd., Class A (ADR)	32,449	539
	SoftBank Corp.	34,400	429
	Deutsche Telekom AG	17,593	422
	NetEase, Inc.	14,000	260

			21,107

Energy	TotalEnergies SE	103,297	7,017
5.69%	BP PLC	436,280	2,578
	TC Energy Corp. (CAD denominated)[4]	53,457	2,088
	Cameco Corp. (CAD denominated)	36,600	1,578
	Canadian Natural Resources, Ltd. (CAD denominated)	17,750	1,163
	Schlumberger NV	21,694	1,129
	Saudi Arabian Oil Co.	109,424	965
	Woodside Energy Group, Ltd.	30,933	655
	Gaztransport & Technigaz SA	4,514	598
	Aker BP ASA	19,550	568
	Tourmaline Oil Corp.	7,638	344
	Sovcomflot PAO[1]	356,717	—	[2]
	Gazprom PJSC[1,3]	671,150	—	[2]
	LUKOIL Oil Co. PJSC[1]	9,706	—	[2]

			18,683

110  American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	Vale SA, ordinary nominative shares	137,033	$2,173
5.52%	Vale SA (ADR), ordinary nominative shares	107,385	1,703
	Barrick Gold Corp.	132,913	2,404
	Linde PLC	4,050	1,663
	Rio Tinto PLC	19,854	1,475
	Glencore PLC	221,566	1,329
	Air Liquide SA	4,786	931
	Shin-Etsu Chemical Co., Ltd.	21,700	907
	Fortescue, Ltd.	42,099	833
	Nutrien, Ltd. (CAD denominated)	14,024	790
	Asahi Kasei Corp.	97,900	724
	Holcim, Ltd.	8,678	682
	Sika AG	1,727	564
	Fresnillo PLC	70,963	536
	Grupo México, SAB de CV, Series B	86,163	478
	DSM-Firmenich AG	3,281	334
	Franco-Nevada Corp.	2,845	315
	Givaudan SA	72	300
	Alrosa PJSC[1]	53,607	—	[2]

			18,141

Utilities	Engie SA	165,341	2,907
2.44%	ENN Energy Holdings, Ltd.	167,659	1,233
	Brookfield Infrastructure Partners, LP	35,181	1,109
	SSE PLC	38,918	918
	Iberdrola, SA, non-registered shares	67,975	889
	Veolia Environnement SA	18,136	573
	National Grid PLC	28,837	389

			8,018

Real estate	CK Asset Holdings, Ltd.	352,000	1,760
1.94%	Prologis Property Mexico, SA de CV, REIT	268,990	1,279
	Mitsubishi Estate Co., Ltd.	66,100	908
	Link REIT	127,868	715
	Embassy Office Parks REIT[3]	148,284	579
	Embassy Office Parks REIT	6,972	27
	Longfor Group Holdings, Ltd.	357,242	573
	KE Holdings, Inc., Class A (ADR)	31,820	516

			6,357

	Total common stocks (cost: $274,711,000)		316,028

Preferred securities 0.18%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	6,295	304

technology
0.09%

Materials	Gerdau SA, preferred nominative shares	62,582	303

0.09%	Total preferred securities (cost: $638,000)		607

American Funds Insurance Series  111

International Growth and Income Fund (continued)

Bonds, notes & other debt instruments 0.33%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.33%

Brazil (Federative Republic of) 10.00% 1/1/2033	BRL5,300	$1,075

Total bonds, notes & other debt instruments (cost: $926,000)		1,075

Short-term securities 3.68%	Shares
Money market investments 3.06%

Capital Group Central Cash Fund 5.44%[5,6]	100,713	10,070

Money market investments purchased with collateral from securities on loan 0.62%

Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[5,7]	1,027,520	1,028
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[5,7]	997,345	997

		2,025

Total short-term securities (cost: $12,094,000)		12,095

Total investment securities 100.37% (cost: $288,369,000)		329,805
Other assets less liabilities (0.37)%		(1,225)

Net assets 100.00%		$328,580

Investments in affiliates6

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Short-term securities 3.06%
Money market investments 3.06%
Capital Group Central Cash Fund 5.44%[5]	$5,492	$63,913	$59,335	$2	$(2)	$10,070	$658

[1]	Value determined using significant unobservable inputs.
[2]	Amount less than one thousand.
[3]	Security did not produce income during the last 12 months.
[4]

All or a portion of this security was on loan. The total value of all such securities was $2,296,000, which represented .70% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]	Rate represents the seven-day yield at 12/31/2023.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

112  American Funds Insurance Series

Capital Income Builder

Investment portfolio December 31, 2023

Common stocks 76.36%		Shares	Value (000)
Financials	Zurich Insurance Group AG	28,525	$14,913
13.30%	CME Group, Inc., Class A	65,239	13,739
	JPMorgan Chase & Co.	70,561	12,002
	Morgan Stanley	97,385	9,081
	BlackRock, Inc.	9,927	8,059
	DBS Group Holdings, Ltd.	311,106	7,860
	PNC Financial Services Group, Inc.	34,952	5,412
	ING Groep NV	344,497	5,157
	Blackstone, Inc.	35,913	4,702
	Citizens Financial Group, Inc.	137,512	4,557
	Münchener Rückversicherungs-Gesellschaft AG	10,560	4,373
	B3 SA - Brasil, Bolsa, Balcao	1,468,642	4,368
	AIA Group, Ltd.	477,953	4,151
	Power Corporation of Canada, subordinate voting shares[1]	144,624	4,136
	DNB Bank ASA	189,761	4,031
	KBC Groep NV	54,858	3,559
	American International Group, Inc.	46,102	3,123
	Webster Financial Corp.	60,863	3,089
	Wells Fargo & Co.	56,465	2,779
	Kaspi.kz JSC (GDR)[2]	21,756	2,002
	Kaspi.kz JSC (GDR)	5,504	507
	Great-West Lifeco, Inc.	73,004	2,417
	Swedbank AB, Class A	116,690	2,358
	Toronto-Dominion Bank (The) (CAD denominated)	34,422	2,224
	United Overseas Bank, Ltd.	101,900	2,193
	Hana Financial Group, Inc.	62,025	2,085
	East West Bancorp, Inc.	28,429	2,046
	360 ONE WAM, Ltd.	228,422	1,944
	National Bank of Canada	23,228	1,771
	Intact Financial Corp.	11,381	1,751
	Principal Financial Group, Inc.	22,030	1,733
	Skandinaviska Enskilda Banken AB, Class A	113,011	1,556
	EFG International AG	117,468	1,509
	Franklin Resources, Inc.	46,876	1,396
	State Street Corp.	17,390	1,347
	BNP Paribas SA	19,050	1,320
	Truist Financial Corp.	34,796	1,285
	Bank Central Asia Tbk PT	1,889,200	1,152
	TPG, Inc., Class A	25,970	1,121
	Western Union Co.	93,040	1,109
	Euronext NV	12,294	1,068
	Bank Mandiri (Persero) Tbk PT	2,720,000	1,067
	Patria Investments, Ltd., Class A	63,717	988
	UniCredit SpA	36,306	985
	Banco Santander, SA	217,744	909
	Citigroup, Inc.	17,383	894
	Ping An Insurance (Group) Company of China, Ltd., Class H	190,000	860
	Société Générale	29,067	775
	Vontobel Holding AG	11,229	728
	OneMain Holdings, Inc.	12,558	618
	Fidelity National Information Services, Inc.	10,115	608
	China Pacific Insurance (Group) Co., Ltd., Class H	277,950	560
	Capital One Financial Corp.	3,823	501
	Fukuoka Financial Group, Inc.	19,200	452
	Grupo Financiero Banorte, SAB de CV, Series O	42,207	424
	Bank of Montreal	4,117	407
	Houlihan Lokey, Inc., Class A	3,330	399
	Tokio Marine Holdings, Inc.	8,600	215
	Moscow Exchange MICEX-RTS PJSC[3]	875,002	—	[4]
	Sberbank of Russia PJSC[3]	204,176	—	[4]

			166,375

American Funds Insurance Series  113

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Health care	AbbVie, Inc.	158,048	$24,493
9.86%	Abbott Laboratories	152,959	16,836
	Gilead Sciences, Inc.	193,923	15,710
	AstraZeneca PLC	83,272	11,215
	Amgen, Inc.	36,709	10,573
	Sanofi	98,371	9,753
	Bristol-Myers Squibb Co.	117,937	6,051
	Medtronic PLC	72,433	5,967
	UnitedHealth Group, Inc.	7,367	3,878
	CVS Health Corp.	46,221	3,650
	Roche Holding AG, nonvoting non-registered shares	11,785	3,416
	Takeda Pharmaceutical Co., Ltd.	105,625	3,032
	Johnson & Johnson	18,452	2,892
	Novartis AG	19,835	2,003
	GSK PLC	73,058	1,349
	EBOS Group, Ltd.	51,251	1,150
	Merck & Co., Inc.	8,309	906
	Pfizer, Inc.	17,187	495

			123,369

Information	Broadcom, Inc.	44,259	49,404
technology	Microsoft Corp.	67,314	25,313
9.35%	Taiwan Semiconductor Manufacturing Co., Ltd.	536,800	10,331
	Texas Instruments, Inc.	43,641	7,439
	Seagate Technology Holdings PLC	64,799	5,532
	KLA Corp.	5,687	3,306
	SAP SE	18,589	2,860
	TDK Corp.	47,700	2,261
	Tokyo Electron, Ltd.	12,600	2,240
	Samsung Electronics Co., Ltd.	29,153	1,773
	Analog Devices, Inc.	8,631	1,714
	GlobalWafers Co., Ltd.	88,938	1,697
	Intel Corp.	23,587	1,185
	Vanguard International Semiconductor Corp.	262,255	694
	BE Semiconductor Industries NV	3,224	486
	Capgemini SE	1,919	401
	SINBON Electronics Co., Ltd.	37,446	364

			117,000

Consumer staples	Philip Morris International, Inc.	294,556	27,712
9.15%	British American Tobacco PLC	386,906	11,291
	British American Tobacco PLC (ADR)	61,763	1,809
	Nestlé SA	84,337	9,761
	Imperial Brands PLC	337,751	7,762
	Mondelez International, Inc., Class A	95,679	6,930
	PepsiCo, Inc.	30,773	5,227
	ITC, Ltd.	797,505	4,423
	Danone SA	64,604	4,190
	General Mills, Inc.	47,612	3,101
	Anheuser-Busch InBev SA/NV	45,033	2,909
	Altria Group, Inc.	66,658	2,689
	Diageo PLC	70,366	2,555
	Dollar General Corp.	18,536	2,520
	Seven & i Holdings Co., Ltd.	63,600	2,519
	Procter & Gamble Co.	17,060	2,500
	Carlsberg A/S, Class B	19,656	2,464
	Kimberly-Clark Corp.	17,502	2,127
	Kenvue, Inc.	86,309	1,858
	Wilmar International, Ltd.	556,200	1,501
	Kao Corp.	34,700	1,426

114  American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Pernod Ricard SA	6,104	$1,079
(continued)	Kraft Heinz Co. (The)	27,009	999
	Asahi Group Holdings, Ltd.	24,500	912
	WH Group Ltd.	1,366,000	881
	Vector Group, Ltd.	74,669	842
	Sysco Corp.	10,859	794
	Molson Coors Beverage Co., Class B, restricted voting shares	8,796	538
	Scandinavian Tobacco Group A/S	24,914	433
	Viscofan, SA, non-registered shares	6,942	411
	Unilever PLC	5,254	254
	Reckitt Benckiser Group PLC	1,394	96

			114,513

Industrials	RTX Corp.	227,122	19,110
8.35%	Union Pacific Corp.	37,664	9,251
	BAE Systems PLC	569,696	8,060
	Siemens AG	40,877	7,667
	Honeywell International, Inc.	25,955	5,443
	RELX PLC	117,187	4,648
	Paychex, Inc.	36,521	4,350
	Canadian National Railway Co. (CAD denominated)	28,727	3,611
	DHL Group	70,834	3,509
	AB Volvo, Class B	124,232	3,229
	Marubeni Corp.	198,400	3,122
	Broadridge Financial Solutions, Inc.	14,364	2,955
	Singapore Technologies Engineering, Ltd.	977,500	2,876
	Trinity Industries, Inc.	93,524	2,487
	Automatic Data Processing, Inc.	10,472	2,440
	ITOCHU Corp.	57,900	2,363
	Vinci SA	16,934	2,127
	Carrier Global Corp.	34,200	1,965
	BOC Aviation, Ltd.	205,400	1,570
	Trelleborg AB, Class B	46,644	1,563
	Waste Management, Inc.	8,225	1,473
	SGS SA	16,071	1,388
	Illinois Tool Works, Inc.	5,274	1,381
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	49,520	1,340
	Bureau Veritas SA	48,098	1,216
	FedEx Corp.	4,446	1,125
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	56,531	987
	General Dynamics Corp.	2,635	684
	United Parcel Service, Inc., Class B	4,107	646
	Airbus SE, non-registered shares	3,937	608
	L3Harris Technologies, Inc.	2,873	605
	Sulzer AG	4,630	473
	Epiroc AB, Class B	9,302	163

			104,435

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	219,525	14,382
6.18%	TC Energy Corp. (CAD denominated)[1]	288,545	11,271
	TC Energy Corp.	17,158	671
	Exxon Mobil Corp.	88,978	8,896
	TotalEnergies SE	112,932	7,671
	Shell PLC (GBP denominated)	214,477	6,968
	Shell PLC (ADR)	8,450	556
	BP PLC	1,015,322	6,000
	Chevron Corp.	33,278	4,964
	EOG Resources, Inc.	37,495	4,535
	ConocoPhillips	30,282	3,515
	Equitrans Midstream Corp.	228,302	2,324

American Funds Insurance Series  115

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Energy	Schlumberger NV	39,352	$2,048
(continued)	Neste OYJ	42,703	1,517
	DT Midstream, Inc.	14,667	804
	Enbridge, Inc. (CAD denominated)	16,876	608
	Baker Hughes Co., Class A	9,719	332
	Woodside Energy Group, Ltd. (CDI)	12,043	255
	Gazprom PJSC[3,5]	880,428	—	[4]

			77,317

Utilities	Engie SA	480,958	8,457
5.94%	Engie SA, bonus shares	36,900	649
	National Grid PLC	505,381	6,824
	E.ON SE	455,616	6,112
	SSE PLC	236,180	5,572
	Edison International	77,886	5,568
	DTE Energy Co.	50,037	5,517
	Duke Energy Corp.	49,391	4,793
	Dominion Energy, Inc.	97,164	4,567
	Iberdrola, SA, non-registered shares	348,441	4,557
	Sempra	53,881	4,026
	CenterPoint Energy, Inc.	117,976	3,371
	AES Corp.	158,867	3,058
	Southern Co. (The)	31,912	2,238
	Pinnacle West Capital Corp.	29,633	2,129
	NextEra Energy, Inc.	29,782	1,809
	Entergy Corp.	16,306	1,650
	Power Grid Corporation of India, Ltd.	361,599	1,029
	SembCorp Industries, Ltd.	239,800	963
	ENN Energy Holdings, Ltd.	99,100	728
	Power Assets Holdings, Ltd.	117,500	680

			74,297

Real estate	VICI Properties, Inc. REIT	555,713	17,716
4.82%	Equinix, Inc. REIT	7,347	5,917
	Public Storage REIT	16,002	4,881
	Extra Space Storage, Inc. REIT	28,682	4,599
	Crown Castle, Inc. REIT	29,333	3,379
	American Tower Corp. REIT	15,596	3,367
	Gaming and Leisure Properties, Inc. REIT	49,656	2,450
	Link REIT	369,948	2,069
	CK Asset Holdings, Ltd.	346,000	1,730
	Welltower, Inc. REIT	18,815	1,697
	Rexford Industrial Realty, Inc. REIT	28,946	1,624
	Sun Hung Kai Properties, Ltd.	146,355	1,575
	Prologis, Inc. REIT	10,708	1,427
	Kimco Realty Corp. REIT	62,930	1,341
	CTP NV	75,076	1,269
	Charter Hall Group REIT	153,613	1,251
	Mindspace Business Parks REIT	233,888	909
	Digital Realty Trust, Inc. REIT	6,331	852
	POWERGRID Infrastructure Investment Trust REIT	729,345	847
	Longfor Group Holdings, Ltd.	335,634	538
	Embassy Office Parks REIT	115,484	450
	Embassy Office Parks REIT[5]	11,725	46
	CubeSmart REIT	8,847	410

			60,344

116  American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Home Depot, Inc.	24,477	$8,483
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	7,279	5,904
3.70%	Restaurant Brands International, Inc.	59,974	4,686
	Midea Group Co., Ltd., Class A	554,075	4,266
	YUM! Brands, Inc.	28,665	3,745
	McDonald’s Corp.	12,174	3,610
	Kering SA	7,967	3,536
	Industria de Diseño Textil, SA	67,115	2,927
	Darden Restaurants, Inc.	10,473	1,721
	NEXT PLC	15,809	1,632
	Bridgestone Corp.	33,300	1,375
	Galaxy Entertainment Group, Ltd.	216,000	1,207
	Tractor Supply Co.	4,485	964
	Hasbro, Inc.	10,899	557
	International Game Technology PLC	15,626	428
	OPAP SA	22,896	389
	Toyota Motor Corp.	20,400	374
	Inchcape PLC	31,417	286
	Kindred Group PLC (SDR)	24,452	226
	Compagnie Financière Richemont SA, Class A	106	15

			46,331

Communication	Comcast Corp., Class A	146,104	6,407
services	Nippon Telegraph and Telephone Corp.	3,589,500	4,382
3.14%	Verizon Communications, Inc.	115,704	4,362
	Singapore Telecommunications, Ltd.	1,940,300	3,626
	Koninklijke KPN NV	1,038,075	3,574
	América Móvil, SAB de CV, Class B (ADR)	183,587	3,400
	SoftBank Corp.	267,100	3,329
	Publicis Groupe SA	24,050	2,236
	TELUS Corp.	92,357	1,643
	Deutsche Telekom AG	57,458	1,380
	Warner Music Group Corp., Class A	34,867	1,248
	WPP PLC	120,630	1,147
	HKT Trust and HKT, Ltd., units	873,240	1,045
	Omnicom Group, Inc.	11,563	1,000
	Telkom Indonesia (Persero) Tbk PT, Class B	2,070,000	531

			39,310

Materials	Vale SA (ADR), ordinary nominative shares	272,978	4,329
2.57%	Vale SA, ordinary nominative shares	180,366	2,860
	Air Products and Chemicals, Inc.	17,795	4,872
	Rio Tinto PLC	61,101	4,538
	Linde PLC	9,409	3,864
	BHP Group, Ltd. (CDI)	64,930	2,222
	Evonik Industries AG	69,687	1,423
	International Flavors & Fragrances, Inc.	17,226	1,395
	UPM-Kymmene OYJ	28,069	1,056
	BASF SE	19,170	1,032
	Smurfit Kappa Group PLC	22,439	885
	Celanese Corp.	5,602	870
	Asahi Kasei Corp.	102,400	758
	WestRock Co.	17,595	730
	Gerdau SA (ADR)	133,973	650
	Fortescue, Ltd.	28,457	563
	Glencore PLC	23,221	139

			32,186

	Total common stocks (cost: $759,836,000)		955,477

American Funds Insurance Series  117

Capital Income Builder (continued)

Preferred securities 0.02%		Shares		Value (000)
Financials	Banco Bradesco SA, preferred nominative shares	72,312		$252

0.02%	Total preferred securities (cost: $194,000)			252

Convertible stocks 0.19%

Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	45,239		1,724
0.19%	AES Corp., convertible preferred units, 6.875% 2/15/2024	8,659		659

	Total convertible stocks (cost: $2,926,000)			2,383

Bonds, notes & other debt instruments 16.71%		Principal amount (000)
Mortgage-backed obligations 8.29%

Federal agency	Fannie Mae Pool #695412 5.00% 6/1/2033[6]	USD—	[4]	—	[4]
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 10/1/2035[6]	1		1
obligations	Fannie Mae Pool #931768 5.00% 8/1/2039[6]	1		1
7.50%	Fannie Mae Pool #AC0794 5.00% 10/1/2039[6]	5		5
	Fannie Mae Pool #932606 5.00% 2/1/2040[6]	2		2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[6]	8		7
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[6]	8		8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[6]	6		6
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[6]	6		6
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[6]	3		4
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[6]	2		2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[6]	4		4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[6]	1		1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[6]	2		2
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[6]	2		2
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[6]	1		1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[6]	32		31
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[6]	18		17
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[6]	24		23
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[6]	8		7
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[6]	4		4
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]	34		32
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[6]	185		172
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[6]	2,118		1,973
	Fannie Mae Pool #CA5540 3.00% 4/1/2050[6]	2,963		2,655
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[6]	344		312
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[6]	130		116
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[6]	89		80
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[6]	48		43
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[6]	14		13
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[6]	145		130
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[6]	92		82
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[6]	49		40
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[6]	140		125
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[6]	178		159
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[6]	21		19
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[6]	17		15
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[6]	125		112
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[6]	23		21
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[6]	96		88
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]	927		836
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[6]	530		469
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[6]	322		297
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[6]	127		128
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[6]	113		114
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[6]	171		172

118  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	USD111	$111
mortgage-backed	Fannie Mae Pool #CB5986 5.00% 3/1/2053[6]	97	96
obligations	Fannie Mae Pool #BX9827 5.00% 5/1/2053[6]	5,466	5,409
(continued)	Fannie Mae Pool #FS4563 5.00% 5/1/2053[6]	65	64
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	295	296
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[6]	1,696	1,723
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	361	363
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[6]	443	450
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[6]	276	281
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[6]	198	201
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	362	358
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[6]	99	98
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	1,200	1,206
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[6]	10	10
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[6]	2,892	2,965
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]	767	779
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[6]	360	373
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[6]	245	249
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[6]	615	600
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]	422	362
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[6]	72	62
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[6]	124	106
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[6]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[6]	211	204
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[6]	17	16
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[6]	15	14
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[6]	8	8
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[6]	24	23
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[6]	10	10
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[6]	46	45
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[6]	25	25
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[6]	17	17
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[6]	1,109	1,099
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[6]	15	14
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[6]	147	132
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[6]	76	68
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[6]	155	139
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[6]	828	760
	Freddie Mac Pool #QE3580 3.50% 6/1/2052[6]	480	440
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]	334	316
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[6]	874	848
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[6]	191	188
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[6]	648	642
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[6]	318	319
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[6]	118	119
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[6]	106	105
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[6]	595	598
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[6]	448	450
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]	35	34
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	1,118	1,123
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[6]	92	94
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[6]	20	20
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[6]	16	17
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[6]	17	17
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[6]	15	16
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[6]	11	11
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[6]	8	8
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[6]	6	6
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[6]	4	4
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[6]	348	344
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,453	2,464

American Funds Insurance Series  119

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD8362 5.50% 9/1/2053[6]	USD19		$20
mortgage-backed	Freddie Mac Pool #SD8367 5.50% 10/1/2053[6]	29		30
obligations	Freddie Mac Pool #SD8369 6.50% 10/1/2053[6]	1,703		1,746
(continued)	Freddie Mac Pool #SD8372 5.50% 11/1/2053[6]	89		89
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[6,7]	160		160
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[6,7]	105		96
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]	217		199
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[6,7]	212		194
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[6,7]	90		79
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]	75		67
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]	17		16
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[6]	921		822
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[6]	350		332
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]	555		524
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[6]	16		15
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[6]	9		8
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]	823		785
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[6]	1,171		1,082
	Government National Mortgage Assn. 4.00% 1/1/2054[6,8]	321		307
	Government National Mortgage Assn. 5.50% 1/1/2054[6,8]	610		615
	Government National Mortgage Assn. 6.00% 1/1/2054[6,8]	25		25
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[6]	186		184
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[6]	3,194		3,049
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]	430		427
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[6]	1,148		1,139
	Government National Mortgage Assn. Pool #694836 5.75% 9/20/2059[6]	—	[4]	—	[4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[6]	—	[4]	—	[4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[6]	—	[4]	—	[4]
	Uniform Mortgage-Backed Security 2.50% 1/1/2039[6,8]	941		867
	Uniform Mortgage-Backed Security 2.50% 2/1/2039[6,8]	767		707
	Uniform Mortgage-Backed Security 2.00% 1/1/2054[6,8]	276		226
	Uniform Mortgage-Backed Security 2.50% 1/1/2054[6,8]	91		78
	Uniform Mortgage-Backed Security 3.00% 1/1/2054[6,8]	682		603
	Uniform Mortgage-Backed Security 3.50% 1/1/2054[6,8]	1,707		1,566
	Uniform Mortgage-Backed Security 4.00% 1/1/2054[6,8]	2,962		2,802
	Uniform Mortgage-Backed Security 4.50% 1/1/2054[6,8]	2,041		1,979
	Uniform Mortgage-Backed Security 5.00% 1/1/2054[6,8]	1,364		1,350
	Uniform Mortgage-Backed Security 5.50% 1/1/2054[6,8]	9,725		9,767
	Uniform Mortgage-Backed Security 6.00% 1/1/2054[6,8]	650		660
	Uniform Mortgage-Backed Security 6.50% 1/1/2054[6,8]	1,058		1,084
	Uniform Mortgage-Backed Security 7.00% 1/1/2054[6,8]	4,844		4,997
	Uniform Mortgage-Backed Security 4.50% 2/1/2054[6,8]	200		194
	Uniform Mortgage-Backed Security 5.00% 2/1/2054[6,8]	1,550		1,534
	Uniform Mortgage-Backed Security 5.50% 2/1/2054[6,8]	4,250		4,269

120  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 6.00% 2/1/2054[6,8]	USD	4,800	$4,874
mortgage-backed	Uniform Mortgage-Backed Security 6.50% 2/1/2054[6,8]		5,550	5,687
obligations	Uniform Mortgage-Backed Security 6.00% 3/1/2054[6,8]		3,300	3,345

(continued)				93,856

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,6,7]		119	98
mortgage-backed	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,6,7]		72	66
obligations (privately	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,6]		83	75
originated)	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,6,7]		97	94
0.40%	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,6,7]		68	65
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,6,7]		166	156
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,6,7]		9	8
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.087% 10/25/2041[2,6,7]		1	1
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.737% 12/25/2042[2,6,7]		37	38
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.237% 6/25/2043[2,6,7]		383	387
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.037% 7/25/2043[2,6,7]		139	140
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A 2.00% 9/25/2069[2,6]		57	61
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,6]		64	65
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,6,7]		109	90
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.337% 4/25/2042[2,6,7]		85	86
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.537% 5/25/2042[2,6,7]		15	15
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.487% 9/25/2042[2,6,7]		25	25
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.037% 9/25/2042[2,6,7]		64	67
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.152% 1/25/2050[2,6,7]		108	109
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.302% 2/25/2050[2,6,7]		309	313
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.552% 6/27/2050[2,6,7]		490	537
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.452% 8/25/2050[2,6,7]		463	521
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,6]		186	178
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,6,9]		175	174
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,6,7]		69	67
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,6,9]		116	113
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.32% 11/25/2055[2,6,7]		202	201
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.22% 5/25/2055[2,6,7]		243	243
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,6]		99	93
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,6,7]		31	30
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,6,7]		5	5
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,6,7]		10	10
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,6,7]		31	30
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,6,7]		36	35
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,6,7]		19	18

American Funds Insurance Series  121

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,6]	USD410	$362
mortgage-backed	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	100	93
obligations (privately	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,6]	196	179
originated)	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,6]	100	99

(continued)			4,947

Commercial	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[6,7]	287	298
mortgage-backed securities	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.131% 5/15/2039[2,6,7]	110	109
0.39%	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.26% 4/15/2037[2,6,7]	329	325
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.477% 6/15/2027[2,6,7]	332	333
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.176% 9/15/2036[2,6,7]	648	632
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.375% 10/15/2036[2,6,7]	266	260
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.122% 10/15/2036[2,6,7]	100	97
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.853% 4/15/2037[2,6,7]	128	127
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.146% 6/15/2038[2,6,7]	162	159
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.876% 6/15/2038[2,6,7]	93	91
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.976% 11/15/2038[2,6,7]	100	98
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.813% 8/15/2039[2,6,7]	89	89
	BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.643% 6/15/2040[2,6,7]	221	222
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[2,6,7]	237	240
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[2,6,7]	574	571
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD CME Term SOFR + 1.194%) 6.556% 7/15/2038[2,6,7]	93	93
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]	73	74
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,6]	187	195
	Great Wolf Trust, Series 2019-WOLF, Class A,
	(1-month USD CME Term SOFR + 1.348%) 6.252% 12/15/2036[2,6,7]	24	24
	GS Mortgage Securities Trust, Series 2018-HULA, Class A,
	(1-month USD CME Term SOFR + 1.223%) 6.396% 7/15/2025[2,6,7]	229	227
	Hawaii Hotel Trust, Series 2019-MAUI, Class A,
	(1-month USD CME Term SOFR + 1.264%) 6.559% 5/17/2038[2,6,7]	300	298
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD CME Term SOFR + 0.845%) 6.207% 11/15/2038[2,6,7]	345	340

			4,902

	Total mortgage-backed obligations		103,705

U.S. Treasury bonds & notes 5.71%

U.S. Treasury	U.S. Treasury 0.625% 10/15/2024	10,550	10,204
5.65%	U.S. Treasury 2.125% 11/30/2024	1,860	1,815
	U.S. Treasury 3.875% 3/31/2025	5,877	5,827
	U.S. Treasury 4.625% 6/30/2025	4,793	4,805
	U.S. Treasury 4.00% 2/15/2026	2,621	2,610
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,556
	U.S. Treasury 1.875% 6/30/2026	4,855	4,606

122  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.125% 10/31/2026	USD995	$918
(continued)	U.S. Treasury 2.00% 11/15/2026[10]	2,800	2,648
	U.S. Treasury 4.625% 11/15/2026	1,200	1,219
	U.S. Treasury 4.375% 12/15/2026	4,500	4,545
	U.S. Treasury 0.50% 4/30/2027	2,375	2,121
	U.S. Treasury 2.625% 5/31/2027	80	77
	U.S. Treasury 4.00% 2/29/2028	745	748
	U.S. Treasury 1.25% 3/31/2028	1,350	1,211
	U.S. Treasury 3.625% 3/31/2028	4	3
	U.S. Treasury 4.375% 11/30/2028	12,858	13,161
	U.S. Treasury 4.00% 2/28/2030	1,659	1,668
	U.S. Treasury 6.25% 5/15/2030	345	390
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 4.50% 11/15/2033	1,767	1,856
	U.S. Treasury 4.50% 8/15/2039	640	678
	U.S. Treasury 1.125% 5/15/2040[10]	2,400	1,551
	U.S. Treasury 2.00% 11/15/2041	300	218
	U.S. Treasury 4.75% 11/15/2043	514	552
	U.S. Treasury 2.375% 5/15/2051	196	141
	U.S. Treasury 4.00% 11/15/2052	152	150
	U.S. Treasury 4.125% 8/15/2053[10]	2,766	2,804
	U.S. Treasury 4.75% 11/15/2053	595	669

			70,761

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[11]	742	733

inflation-protected	Total U.S. Treasury bonds & notes		71,494

securities
0.06%

Corporate bonds, notes & loans 1.84%

Health care	Amgen, Inc. 5.507% 3/2/2026	30	30
0.32%	Amgen, Inc. 5.15% 3/2/2028	55	56
	Amgen, Inc. 4.05% 8/18/2029	100	98
	Amgen, Inc. 5.25% 3/2/2030	124	128
	Amgen, Inc. 4.20% 3/1/2033	133	127
	Amgen, Inc. 5.25% 3/2/2033	71	73
	Amgen, Inc. 5.60% 3/2/2043	105	109
	Amgen, Inc. 4.20% 2/22/2052	19	16
	Amgen, Inc. 4.875% 3/1/2053	25	23
	Amgen, Inc. 5.65% 3/2/2053	37	39
	Amgen, Inc. 5.75% 3/2/2063	85	89
	AstraZeneca Finance, LLC 4.875% 3/3/2028	35	36
	AstraZeneca PLC 3.375% 11/16/2025	200	196
	AstraZeneca PLC 3.00% 5/28/2051	11	8
	Baxter International, Inc. 3.132% 12/1/2051	25	17
	Centene Corp. 4.625% 12/15/2029	530	509
	Centene Corp. 3.375% 2/15/2030	179	161
	Centene Corp. 2.625% 8/1/2031	40	33
	CVS Health Corp. 5.125% 2/21/2030	50	51
	CVS Health Corp. 5.25% 2/21/2033	23	23
	CVS Health Corp. 5.30% 6/1/2033	24	25
	CVS Health Corp. 5.625% 2/21/2053	55	56
	Elevance Health, Inc. 4.75% 2/15/2033	16	16
	Eli Lilly and Co. 5.00% 2/27/2026	35	35
	Eli Lilly and Co. 4.875% 2/27/2053	23	24
	Eli Lilly and Co. 4.95% 2/27/2063	14	14
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	15
	Humana, Inc. 3.70% 3/23/2029	12	12

American Funds Insurance Series  123

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care	Merck & Co., Inc. 1.70% 6/10/2027	USD118	$108
(continued)	Merck & Co., Inc. 3.40% 3/7/2029	110	106
	Merck & Co., Inc. 4.50% 5/17/2033	35	35
	Merck & Co., Inc. 4.90% 5/17/2044	35	35
	Merck & Co., Inc. 5.00% 5/17/2053	18	18
	Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	35
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	13	13
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12	12
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	8	7
	Regeneron Pharmaceuticals, Inc. 2.80% 9/15/2050	2	1
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	270	260
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	551	550
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	650	602
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	300	203
	Zoetis, Inc. 5.60% 11/16/2032	25	27

			4,038

Financials	AerCap Ireland Capital DAC 5.75% 6/6/2028	150	154
0.32%	AerCap Ireland Capital DAC 3.30% 1/30/2032	150	131
	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17
	Aon Corp. 5.35% 2/28/2033	21	21
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	31	32
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	231	188
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	118	118
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,9]	200	204
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[9]	15	15
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	40	42
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[9]	35	30
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	50	52
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	170
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
	Corebridge Financial, Inc. 4.40% 4/5/2052	49	41
	Danske Bank AS 4.298% 4/1/2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,9]	200	194
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	150	157
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	150	158
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	5	5
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	111	95
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	18	18
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	16	16
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	78	77
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]	40	40
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[9]	35	37
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	259	211
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[9]	17	15
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[9]	55	60
	Mastercard, Inc. 4.875% 3/9/2028	31	32
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]	25	25
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[9]	20	19
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	35	35
	Nasdaq, Inc. 5.35% 6/28/2028	20	21
	Nasdaq, Inc. 5.55% 2/15/2034	17	18
	Nasdaq, Inc. 5.95% 8/15/2053	8	9
	Nasdaq, Inc. 6.10% 6/28/2063	11	12
	Navient Corp. 5.00% 3/15/2027	150	145
	New York Life Global Funding 3.00% 1/10/2028[2]	150	141

124  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials (continued)	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[9]	USD35	$35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	50	51
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	87	97
	Royal Bank of Canada 5.00% 2/1/2033	30	30
	State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[9]	15	15
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[9,12]	38	—	[4]
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	10	10
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[9]	70	72
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[9] UBS Group AG 6.246% 9/22/2029	17	17
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[2,9]	200	209
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,9]	374	349
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	45	45
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]	84	86
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	104	113

			3,947

Consumer	Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
discretionary	Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
0.27%	BMW US Capital, LLC 4.15% 4/9/2030[2]	290	284
	BMW US Capital, LLC 3.70% 4/1/2032[2]	25	23
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	169
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	151
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	125
	Ford Motor Co. 4.75% 1/15/2043	130	107
	Ford Motor Co. 5.291% 12/8/2046	120	106
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	192
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	687
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	284
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	590
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	209
	Grand Canyon University 4.125% 10/1/2024	200	189
	McDonald’s Corp. 3.60% 7/1/2030	12	11
	McDonald’s Corp. 4.60% 9/9/2032	3	3
	McDonald’s Corp. 4.95% 8/14/2033	3	3
	McDonald’s Corp. 5.15% 9/9/2052	10	10
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	232

			3,401

Energy	Apache Corp. 4.25% 1/15/2030	385	360
0.23%	BP Capital Markets America, Inc. 3.633% 4/6/2030	360	345
	Cenovus Energy, Inc. 5.40% 6/15/2047	44	42
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]	9	9
	Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[2]	5	5
	ConocoPhillips Co. 5.30% 5/15/2053	25	26
	Enbridge, Inc. 6.70% 11/15/2053	37	43
	Energy Transfer, LP 6.10% 12/1/2028	41	43
	Energy Transfer, LP 6.40% 12/1/2030	34	36
	Energy Transfer, LP 6.55% 12/1/2033	30	33
	Equinor ASA 2.375% 5/22/2030	365	326
	Exxon Mobil Corp. 2.995% 8/16/2039	200	161
	Exxon Mobil Corp. 3.452% 4/15/2051	25	20
	Kinder Morgan, Inc. 5.20% 6/1/2033	27	27

American Funds Insurance Series  125

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy	Kinder Morgan, Inc. 5.45% 8/1/2052	USD11	$10
(continued)	MPLX, LP 4.95% 9/1/2032	20	20
	New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	77
	NGL Energy Operating, LLC 7.50% 2/1/2026[2]	80	81
	ONEOK, Inc. 5.55% 11/1/2026	15	15
	ONEOK, Inc. 5.65% 11/1/2028	19	20
	ONEOK, Inc. 3.10% 3/15/2030	42	38
	ONEOK, Inc. 5.80% 11/1/2030	11	11
	ONEOK, Inc. 6.05% 9/1/2033	88	93
	ONEOK, Inc. 7.15% 1/15/2051	97	112
	ONEOK, Inc. 6.625% 9/1/2053	91	102
	Petroleos Mexicanos 6.50% 1/23/2029	20	18
	Petroleos Mexicanos 8.75% 6/2/2029	177	172
	Shell International Finance BV 2.00% 11/7/2024	420	409
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	143
	TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[9,13]	108	102
	Williams Companies, Inc. 5.30% 8/15/2052	40	39

			2,938

Communication	América Móvil, SAB de CV, 8.46% 12/18/2036	MXN1,300	66
services	AT&T, Inc. 3.50% 6/1/2041	USD75	60
0.20%	CCO Holdings, LLC 4.75% 2/1/2032[2]	25	22
	CCO Holdings, LLC 4.25% 1/15/2034[2]	175	142
	Charter Communications Operating, LLC 3.70% 4/1/2051	25	16
	Meta Platforms, Inc. 3.85% 8/15/2032	135	129
	Meta Platforms, Inc. 4.45% 8/15/2052	75	69
	Netflix, Inc. 4.875% 4/15/2028	150	152
	SBA Tower Trust 1.631% 11/15/2026[2]	253	226
	Sprint Capital Corp. 6.875% 11/15/2028	325	352
	Sprint Capital Corp. 8.75% 3/15/2032	90	111
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	593
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	175
	T-Mobile USA, Inc. 6.00% 6/15/2054	69	76
	Verizon Communications, Inc. 1.75% 1/20/2031	142	117
	Walt Disney Co. (The) 4.625% 3/23/2040	120	117
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	47	41
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	88	76

			2,540

Utilities	AEP Transmission Co., LLC 3.80% 6/15/2049	45	36
0.19%	Consumers Energy Co. 4.625% 5/15/2033	50	50
	DTE Energy Co. 3.00% 3/1/2032	42	37
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	27
	Edison International 4.125% 3/15/2028	132	128
	Edison International 5.25% 11/15/2028	55	55
	Edison International 6.95% 11/15/2029	25	27
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,9]	200	224
	FirstEnergy Corp. 2.65% 3/1/2030	493	426
	FirstEnergy Corp. 2.25% 9/1/2030	107	90
	Florida Power & Light Co. 5.05% 4/1/2028	70	72
	Florida Power & Light Co. 5.10% 4/1/2033	35	36
	NiSource, Inc. 5.40% 6/30/2033	25	26
	Oncor Electric Delivery Co., LLC 5.65% 11/15/2033[2]	25	27
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	92
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	98

126  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities	Pacific Gas and Electric Co. 4.65% 8/1/2028	USD284	$273
(continued)	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	310
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
	PacifiCorp 5.50% 5/15/2054	50	49
	Southern California Edison Co. 3.60% 2/1/2045	206	160
	Union Electric Co. 3.90% 4/1/2052	25	21
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25

			2,342

Consumer staples	7-Eleven, Inc. 0.80% 2/10/2024[2]	50	50
0.10%	7-Eleven, Inc. 1.30% 2/10/2028[2]	14	12
	Altria Group, Inc. 3.70% 2/4/2051	5	3
	BAT Capital Corp. 4.70% 4/2/2027	105	104
	BAT Capital Corp. 6.343% 8/2/2030	9	9
	BAT Capital Corp. 6.421% 8/2/2033	38	40
	BAT Capital Corp. 7.079% 8/2/2043	31	33
	BAT Capital Corp. 4.54% 8/15/2047	82	63
	BAT Capital Corp. 4.758% 9/6/2049	121	96
	BAT Capital Corp. 7.081% 8/2/2053	69	74
	BAT International Finance PLC 4.448% 3/16/2028	150	148
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 4.875% 10/1/2049	235	223
	J. M. Smucker Co. (The) 6.20% 11/15/2033	22	24
	J. M. Smucker Co. (The) 6.50% 11/15/2043	6	7
	J. M. Smucker Co. (The) 6.50% 11/15/2053	21	24
	Philip Morris International, Inc. 5.125% 11/17/2027	43	44
	Philip Morris International, Inc. 5.625% 11/17/2029	23	24
	Philip Morris International, Inc. 5.125% 2/15/2030	56	57
	Philip Morris International, Inc. 5.50% 9/7/2030	70	73
	Philip Morris International, Inc. 5.75% 11/17/2032	16	17
	Philip Morris International, Inc. 5.375% 2/15/2033	55	56
	Philip Morris International, Inc. 5.625% 9/7/2033	30	31

			1,262

Industrials	Boeing Co. 2.75% 2/1/2026	91	87
0.09%	Boeing Co. 3.625% 2/1/2031	280	260
	Boeing Co. 5.805% 5/1/2050	95	98
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	74
	Carrier Global Corp. 2.722% 2/15/2030	9	8
	Carrier Global Corp. 2.70% 2/15/2031	9	8
	Carrier Global Corp. 5.90% 3/15/2034[2]	40	43
	Carrier Global Corp. 3.577% 4/5/2050	8	6
	Carrier Global Corp. 6.20% 3/15/2054[2]	49	57
	CSX Corp. 4.75% 11/15/2048	50	48
	CSX Corp. 4.50% 11/15/2052	35	33
	L3Harris Technologies, Inc. 5.40% 7/31/2033	15	16
	L3Harris Technologies, Inc. 5.60% 7/31/2053	13	14
	Lockheed Martin Corp. 5.10% 11/15/2027	19	20
	Moog, Inc. 4.25% 12/9/2027[2]	55	52
	Norfolk Southern Corp. 5.35% 8/1/2054	51	53
	Northrop Grumman Corp. 4.95% 3/15/2053	21	21
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	RTX Corp. 6.00% 3/15/2031	35	37
	RTX Corp. 6.10% 3/15/2034	27	29
	RTX Corp. 6.40% 3/15/2054	22	25

American Funds Insurance Series  127

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials	Union Pacific Corp. 2.80% 2/14/2032	USD17	$15
(continued)	Union Pacific Corp. 3.50% 2/14/2053	20	16
	Waste Management, Inc. 4.625% 2/15/2030	60	61

			1,094

Information	Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
technology	Broadcom, Inc. 4.15% 4/15/2032[2]	11	10
0.06%	Broadcom, Inc. 3.137% 11/15/2035[2]	2	2
	Broadcom, Inc. 3.75% 2/15/2051[2]	91	72
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	402
	Oracle Corp. 3.60% 4/1/2050	150	111
	ServiceNow, Inc. 1.40% 9/1/2030	130	107

			707

Materials	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
0.04%	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	16
	Celanese US Holdings, LLC 6.35% 11/15/2028	36	38
	Celanese US Holdings, LLC 6.55% 11/15/2030	27	29
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	11
	Celanese US Holdings, LLC 6.70% 11/15/2033	23	25
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	58
	EIDP, Inc. 4.80% 5/15/2033	27	27
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	6	4
	LYB International Finance III, LLC 3.625% 4/1/2051	102	74
	NOVA Chemicals Corp. 8.50% 11/15/2028[2]	10	11
	Nutrien, Ltd. 5.90% 11/7/2024	84	84
	South32 Treasury, Ltd. 4.35% 4/14/2032[2]	10	9

			480

Real estate	American Tower Corp. 4.05% 3/15/2032	11	10
0.02%	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	40
	Crown Castle, Inc. 5.00% 1/11/2028	54	54
	Equinix, Inc. 1.55% 3/15/2028	25	22
	Equinix, Inc. 3.20% 11/18/2029	144	133
	Equinix, Inc. 2.50% 5/15/2031	47	40

			304

	Total corporate bonds, notes & loans		23,053

Asset-backed obligations 0.79%

	ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[2,6]	29	29
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[2,6]	100	100
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,6]	13	12
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,6]	100	101
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[6]	100	98
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,6]	83	82
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,6]	85	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,6]	100	98
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.488% 12/18/2025[6,7]	32	32
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,6]	197	184

128  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,6]	USD100	$95
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,6]	339	347
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,6]	35	34
CarMax Auto Owner Trust, Series 2022-3, Class A2B,
(30-day Average USD-SOFR + 0.77%) 6.108% 9/15/2025[6,7]	24	25
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,6]	351	324
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,6]	87	75
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,6]	90	82
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,6]	90	74
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,6]	316	283
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,6]	489	481
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,6]	40	40
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[6]	326	324
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,6]	45	44
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[6]	213	214
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,6]	131	126
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B,
(30-day Average USD-SOFR + 0.60%) 5.938% 2/15/2025[6,7]	6	6
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,6]	176	177
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[2,6]	181	185
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,6]	188	189
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,6]	431	390
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,6]	77	68
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,6]	113	107
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,6]	422	389
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.938% 9/16/2025[6,7]	23	23
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,6]	285	290
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,6]	184	192
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[6]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[6]	48	48
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,6]	247	238
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,6]	100	96
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,6]	268	243
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,6]	100	90
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,6]	100	90
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B,
(30-day Average USD-SOFR + 0.58%) 5.918% 5/15/2025[6,7]	24	24
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[6]	28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[6]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,6]	18	18
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,6]	70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,6]	38	33
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,6]	120	104
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,6]	166	151
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,6]	332	301
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.212% 4/20/2062[2,6,7]	169	166
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,6]	935	820
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,6]	100	98
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,6]	100	93
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,6]	100	98

American Funds Insurance Series  129

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)

	PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,6]	USD175	$176
	Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[6]	134	134
	Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[6]	21	21
	SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A,
	5.89% 3/22/2027[2,6]	66	66
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,6]	57	50
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,6]	139	128
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,6,7]	335	309
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B,
	(30-day Average USD-SOFR + 0.57%) 5.908% 8/15/2025[6,7]	10	11
	Verizon Master Trust, Series 2022-7, Class A1A,
	5.23% 11/22/2027 (5.98% on 11/20/2024)[6,9]	451	451
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[6]	1	1
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A,
	3.36% 8/15/2025[2,6]	45	45
	Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,6]	80	80
	Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,6]	100	100

			9,837

Bonds & notes of governments & government agencies outside the U.S. 0.06%

	Peru (Republic of) 2.783% 1/23/2031	190	166
	Portuguese Republic 5.125% 10/15/2024	18	18
	Qatar (State of) 4.50% 4/23/2028	200	203
	Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	194
	United Mexican States 3.25% 4/16/2030	200	181

			762

Municipals 0.02%

California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.00%	Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	15	13

Illinois	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	225	223

0.02%	Total municipals		236

	Total bonds, notes & other debt instruments (cost: $211,777,000)		209,087

Investment funds 2.80%		Shares
	Capital Group Central Corporate Bond Fund[14]	4,123,855	34,970

	Total Investment funds (cost: $38,724,000)		34,970

Short-term securities 8.63%

Money market investments 7.34%

	Capital Group Central Cash Fund 5.44%[14,15]	917,878	91,779

130  American Funds Insurance Series

Capital Income Builder (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 1.29%

State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[15,16]	8,238,251	$8,238
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[15,16]	7,897,883	7,898
Capital Group Central Cash Fund 5.44%[14,15,16]	587	59

		16,195

Total short-term securities (cost: $107,970,000)		107,974

Total investment securities 104.71% (cost: $1,121,427,000)		1,310,143
Other assets less liabilities (4.71)%		(58,874)

Net assets 100.00%		$1,251,269

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	233	4/3/2024	USD47,978	$476
5 Year U.S. Treasury Note Futures	Long	418	4/3/2024	45,468	1,038
10 Year U.S. Treasury Note Futures	Long	30	3/28/2024	3,387	111
10 Year Ultra U.S. Treasury Note Futures	Long	9	3/28/2024	1,062	47
20 Year U.S. Treasury Bond Futures	Long	13	3/28/2024	1,624	76
30 Year Ultra U.S. Treasury Bond Futures	Long	56	3/28/2024	7,481	708

					$2,456

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

				Expiration date	Notional amount (000)	Value at 12/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation
Receive		Pay
Rate	Payment frequency	Rate	Payment frequency					(depreciation) at 12/31/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD4,037	$(1)	$—	$(1)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	USD8,100	(2)	—	(2)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	USD5,914	(2)	—	(2)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	USD5,215	(41)	—	(41)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD5,600	(45)	—	(45)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	USD5,635	(45)	—	(45)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	USD898	(7)	—	(7)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	USD4,100	(34)	—	(34)
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	183	—	183
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	48	—	48

						$54	$—	$54

American Funds Insurance Series  131

Capital Income Builder (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[17] (000)	Value at 12/31/2023[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
5.00%	Quarterly	CDX.NA.HY.41	12/20/2028	USD6,088	$355	$(25)	$380

Investments in affiliates14

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Investment funds 2.80%
Capital Group Central Corporate Bond Fund	$28,059	$8,969	$3,252		$(735)	$1,929	$34,970	$1,338
Short-term securities 7.35%
Money market investments 7.34%
Capital Group Central Cash Fund 5.44%[15]	77,952	231,552	217,725		7	(7)	91,779	4,771
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.44%[15,16]	1,712		1,653	[19]			59	—	[20]

Total short-term securities							91,838

Total 10.15%					$(728)	$1,922	$126,808	$6,109

[1]

All or a portion of this security was on loan. The total value of all such securities was $17,090,000, which represented 1.37% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[2]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,845,000, which represented 1.83% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,208,000, which represented .18% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Rate represents the seven-day yield at 12/31/2023.
[16]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Represents net activity. Refer to Note 5 for more information on securities lending.
[20]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

132  American Funds Insurance Series

Capital Income Builder (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series  133

Asset Allocation Fund

Investment portfolio December 31, 2023

			Value
Common stocks 63.95%		Shares	(000)
Information	Broadcom, Inc.	1,116,318	$1,246,090
technology	Microsoft Corp.	2,642,840	993,814
13.69%	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,470,426	360,924
	ASML Holding NV (ADR)	449,711	340,395
	Oracle Corp.	1,297,246	136,769
	Apple, Inc.	604,712	116,425
	TE Connectivity, Ltd.	656,000	92,168
	Salesforce, Inc.[1]	268,387	70,623
	Applied Materials, Inc.	426,300	69,090
	Synopsys, Inc.[1]	90,490	46,594
	MicroStrategy, Inc., Class A1	43,100	27,223
	Diebold Nixdorf, Inc.[1,2]	532,940	15,429

			3,515,544

Health care	UnitedHealth Group, Inc.	1,030,396	542,473
10.03%	Eli Lilly and Co.	717,860	418,455
	Vertex Pharmaceuticals, Inc.[1]	940,945	382,861
	Gilead Sciences, Inc.	4,559,000	369,325
	Thermo Fisher Scientific, Inc.	300,000	159,237
	Regeneron Pharmaceuticals, Inc.[1]	150,000	131,743
	Pfizer, Inc.	3,857,635	111,061
	Novo Nordisk AS, Class B	929,600	96,153
	AstraZeneca PLC	461,000	62,089
	AstraZeneca PLC (ADR)	190,000	12,796
	Alnylam Pharmaceuticals, Inc.[1]	261,834	50,118
	Centene Corp.[1]	675,000	50,092
	CVS Health Corp.	506,300	39,977
	Cooper Companies, Inc.	99,300	37,579
	Danaher Corp.	95,660	22,130
	Catalent, Inc.[1]	488,000	21,926
	Rotech Healthcare, Inc.[1,3,4]	184,138	19,334
	AbCellera Biologics, Inc.[1,5]	2,871,293	16,395
	Illumina, Inc.[1]	104,134	14,500
	Biogen, Inc.[1]	34,200	8,850
	Zoetis, Inc., Class A	42,300	8,349

			2,575,443

Financials	Apollo Asset Management, Inc.	2,630,627	245,148
8.38%	Aon PLC, Class A	735,000	213,900
	JPMorgan Chase & Co.	1,179,000	200,548
	Synchrony Financial	4,100,000	156,579
	Capital One Financial Corp.	1,070,000	140,298
	Ares Management Corp., Class A	1,015,403	120,752
	Mastercard, Inc., Class A	272,177	116,086
	Blue Owl Capital, Inc., Class A	7,085,161	105,569
	Blackstone, Inc.	737,500	96,553
	Arthur J. Gallagher & Co.	427,724	96,186
	Intercontinental Exchange, Inc.	719,487	92,404
	CME Group, Inc., Class A	361,000	76,027
	Wells Fargo & Co.	1,517,000	74,667
	Discover Financial Services	600,000	67,440
	Nasdaq, Inc.	962,300	55,948
	London Stock Exchange Group PLC	460,314	54,415
	Brookfield Corp., Class A	1,260,000	50,551
	Fifth Third Bancorp	1,217,000	41,974
	Visa, Inc., Class A	146,264	38,080
	Carlyle Group, Inc. (The)	814,688	33,150
	KKR & Co., Inc.	261,000	21,624
	RenaissanceRe Holdings, Ltd.	97,535	19,117
	Fiserv, Inc.[1]	115,266	15,312

134  American Funds Insurance Series

Asset Allocation Fund (continued)

			Value
Common stocks (continued)		Shares	(000)
Financials	Goldman Sachs Group, Inc.	30,100	$11,612
(continued)	Islandsbanki hf.	9,555,235	7,797
	Sberbank of Russia PJSC[3]	8,880,000	—	[6]

			2,151,737

Industrials	Boeing Co.[1]	1,313,000	342,246
7.07%	L3Harris Technologies, Inc.	1,351,500	284,653
	Caterpillar, Inc.	618,000	182,724
	Northrop Grumman Corp.	310,000	145,123
	Southwest Airlines Co.	4,023,000	116,184
	CSX Corp.	2,693,817	93,395
	Airbus SE, non-registered shares	537,469	82,963
	TransDigm Group, Inc.	74,424	75,287
	Huntington Ingalls Industries, Inc.	284,500	73,868
	Union Pacific Corp.	279,386	68,623
	Deere & Co.	150,000	59,980
	Republic Services, Inc.	340,689	56,183
	Safran SA	312,100	55,056
	Lockheed Martin Corp.	91,466	41,456
	Cintas Corp.	64,200	38,691
	Carrier Global Corp.	587,000	33,723
	Quanta Services, Inc.	152,260	32,858
	Copart, Inc.[1]	464,000	22,736
	Veralto Corp.	126,099	10,373

			1,816,122

Consumer	Home Depot, Inc.	1,607,300	557,010
discretionary	Booking Holdings, Inc.[1]	107,243	380,415
7.03%	LVMH Moët Hennessy-Louis Vuitton SE	226,125	183,416
	General Motors Co.	4,000,000	143,680
	D.R. Horton, Inc.	870,000	132,223
	Darden Restaurants, Inc.	601,084	98,758
	Royal Caribbean Cruises, Ltd.[1]	734,400	95,097
	Tractor Supply Co.	218,000	46,877
	Compagnie Financière Richemont SA, Class A	329,286	45,419
	YUM! Brands, Inc.	277,000	36,193
	Marriott International, Inc., Class A	112,000	25,257
	Moncler SpA	395,000	24,358
	Restaurant Brands International, Inc.	271,440	21,208
	Advance Auto Parts, Inc.	249,443	15,223
	Party City Holdco, Inc.[1,3]	68,158	1,557
	Party City Holdco, Inc.[1,2,3]	681	15

			1,806,706

Communication	Meta Platforms, Inc., Class A1	1,506,000	533,064
services	Alphabet, Inc., Class C1	3,009,502	424,129
5.54%	Alphabet, Inc., Class A1	531,770	74,283
	Comcast Corp., Class A	5,301,533	232,472
	Take-Two Interactive Software, Inc.[1]	550,000	88,523
	Charter Communications, Inc., Class A1	184,000	71,517

			1,423,988

Consumer staples	Philip Morris International, Inc.	3,727,171	350,652
4.15%	Constellation Brands, Inc., Class A	663,689	160,447
	Altria Group, Inc.	2,838,200	114,493
	Archer Daniels Midland Co.	1,200,000	86,664
	Target Corp.	500,000	71,210
	Nestlé SA	516,000	59,720

American Funds Insurance Series  135

Asset Allocation Fund (continued)

			Value
Common stocks (continued)		Shares	(000)
Consumer staples	Costco Wholesale Corp.	89,700	$59,209
(continued)	British American Tobacco PLC	1,080,000	31,517
	British American Tobacco PLC (ADR)[5]	882,000	25,834
	Dollar Tree Stores, Inc.[1]	287,000	40,768
	Mondelez International, Inc., Class A	440,000	31,869
	Dollar General Corp.	125,000	16,994
	Procter & Gamble Co.	105,500	15,460

			1,064,837

Materials	Royal Gold, Inc.	1,405,000	169,949
3.93%	Franco-Nevada Corp.	1,495,000	165,595
	Linde PLC	334,791	137,502
	Lundin Mining Corp.	14,980,000	122,549
	ATI, Inc.[1]	1,964,000	89,303
	Wheaton Precious Metals Corp.	1,780,000	87,825
	Nucor Corp.	500,000	87,020
	Mosaic Co.	1,381,012	49,344
	First Quantum Minerals, Ltd.	5,805,000	47,533
	Celanese Corp.	160,000	24,859
	Corteva, Inc.	511,606	24,516
	Venator Materials PLC[1,3]	563,403,768	2,890

			1,008,885

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	6,940,400	454,697
3.41%	ConocoPhillips	1,324,000	153,677
	Halliburton Co.	2,534,613	91,626
	Schlumberger NV	833,500	43,376
	Noble Corp. PLC, Class A	611,675	29,458
	Exxon Mobil Corp.	233,835	23,379
	EOG Resources, Inc.	174,000	21,045
	TechnipFMC PLC	902,000	18,166
	Cenovus Energy, Inc. (CAD denominated)	928,000	15,464
	New Fortress Energy, Inc., Class A	408,780	15,423
	TC Energy Corp. (CAD denominated)[5]	205,000	8,008
	Altera Infrastructure, LP1,3	16,130	1,487
	Constellation Oil Services Holding SA, Class B-1[1,3]	480,336	67
	Bighorn Permian Resources, LLC[3]	4,392	—	[6]

			875,873

Real estate	Extra Space Storage, Inc. REIT	655,530	105,101
0.60%	Crown Castle, Inc. REIT	435,600	50,177

			155,278

Utilities	Constellation Energy Corp.	138,666	16,209
0.12%	FirstEnergy Corp.	400,000	14,664

			30,873

	Total common stocks (cost: $10,347,476,000)		16,425,286

Preferred securities 0.00%
Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,3]	450	697

0.00%	Total preferred securities (cost: $465,000)		697

136  American Funds Insurance Series

Asset Allocation Fund (continued)

				Value
Rights & warrants 0.00%		Shares		(000)
Energy	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,3]	4		$—	[6]

0.00%	Total rights & warrants (cost: $0)			—	[6]

Convertible stocks 0.17%
Health care 0.17%	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[3,4]	4,955,500		43,608

	Total convertible stocks (cost: $50,000,000)			43,608

		Principal amount
Convertible bonds & notes 0.01%		(000)
Communication	DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD4,000		2,140

services
0.01%	Total convertible bonds & notes (cost: $2,482,000)			2,140

Bonds, notes & other debt instruments 25.97%
Mortgage-backed obligations 9.23%
Federal agency	Fannie Mae Pool #AD7072 4.00% 6/1/2025[7]	1		1
mortgage-backed	Fannie Mae Pool #AE3069 4.00% 9/1/2025[7]	—	[6]	—	[6]
obligations	Fannie Mae Pool #AH0829 4.00% 1/1/2026[7]	1		1
8.62%	Fannie Mae Pool #AH6431 4.00% 2/1/2026[7]	107		105
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[7]	1		1
	Fannie Mae Pool #890329 4.00% 4/1/2026[7]	14		14
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[7]	1		1
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[7]	10		10
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[7]	88		87
	Fannie Mae Pool #254767 5.50% 6/1/2033[7]	174		179
	Fannie Mae Pool #555956 5.50% 12/1/2033[7]	111		114
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[7]	355		351
	Fannie Mae Pool #929185 5.50% 1/1/2036[7]	352		362
	Fannie Mae Pool #893641 6.00% 9/1/2036[7]	559		582
	Fannie Mae Pool #893688 6.00% 10/1/2036[7]	142		149
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[7]	5,393		5,025
	Fannie Mae Pool #907239 6.00% 12/1/2036[7]	31		32
	Fannie Mae Pool #928031 6.00% 1/1/2037[7]	53		55
	Fannie Mae Pool #888292 6.00% 3/1/2037[7]	477		498
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]	92		95
	Fannie Mae Pool #190379 5.50% 5/1/2037[7]	48		49
	Fannie Mae Pool #924952 6.00% 8/1/2037[7]	705		736
	Fannie Mae Pool #888637 6.00% 9/1/2037[7]	8		9
	Fannie Mae Pool #995674 6.00% 5/1/2038[7]	273		286
	Fannie Mae Pool #AD0119 6.00% 7/1/2038[7]	846		884
	Fannie Mae Pool #995224 6.00% 9/1/2038[7]	7		7
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[7]	260		271
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[7]	180		187
	Fannie Mae Pool #889983 6.00% 10/1/2038[7]	16		16
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[7]	600		627
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[7]	100		105
	Fannie Mae Pool #995391 6.00% 11/1/2038[7]	12		12
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[7]	—	[6]	—	[6]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[7]	55		57
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[7]	162		169
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[7]	210		219
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[7]	370		386
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[7]	7,039		6,032
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[7]	8,108		6,934

American Funds Insurance Series  137

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #FS0305 1.50% 1/1/2042[7]	USD21,193	$17,576
mortgage-backed	Fannie Mae Pool #MA4520 2.00% 1/1/2042[7]	13,781	11,786
obligations	Fannie Mae Pool #AP2131 3.50% 8/1/2042[7]	2,810	2,648
(continued)	Fannie Mae Pool #AU8813 4.00% 11/1/2043[7]	1,942	1,890
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[7]	1,098	1,069
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[7]	923	899
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[7]	4,855	4,587
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]	8,026	7,494
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[7]	1,198	1,122
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]	2,526	2,372
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[7]	111	106
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[7]	339	310
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[7]	1,289	1,243
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[7]	1,442	1,347
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[7]	1,919	1,792
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[7]	428	390
	Fannie Mae Pool #256975 7.00% 10/1/2047[7]	2	2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[7]	1,394	1,302
	Fannie Mae Pool #257036 7.00% 11/1/2047[7]	6	6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]	2,408	2,326
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[7]	10	9
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[7]	10	9
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[7]	15,369	14,349
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	2,090	1,943
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[7]	1,603	1,445
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[7]	5,176	4,477
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[7]	11,703	10,129
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	363	324
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[7]	9,499	8,114
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[7]	1,481	1,282
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]	13,332	12,090
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[7]	6,339	5,215
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[7]	3,755	3,238
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[7]	4,564	3,748
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	5,156	4,606
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	620	554
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	485	433
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[7]	4,511	4,055
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[7]	81	73
	Fannie Mae Pool #CB1810 3.00% 10/1/2051[7]	155	137
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[7]	9,079	8,101
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[7]	16,170	13,898
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[7]	7,477	6,426
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[7]	183	158
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[7]	88	76
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[7]	87	75
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[7]	87	75
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[7]	11,836	10,565
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[7]	8,141	6,665
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	61,935	55,889
	Fannie Mae Pool #BW2918 4.50% 6/1/2052[7]	5,687	5,517
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[7]	713	692
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[7]	11,860	11,504
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[7]	920	894
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[7]	3,307	3,208
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	2,737	2,754
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	1,166	1,172
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	841	833
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	199	200
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]	50,001	49,486
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	708	711

138  American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]	USD1,655	$1,704
mortgage-backed	Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]	576	591
obligations	Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]	416	428
(continued)	Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]	3,838	3,798
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	2,646	2,658
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	25,023	25,414
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	2,050	2,059
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[7]	10,738	10,472
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	3,804	3,266
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]	22	24
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[7]	69	71
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[7]	33	28
	Freddie Mac Pool #C91912 3.00% 2/1/2037[7]	9,837	9,176
	Freddie Mac Pool #G03978 5.00% 3/1/2038[7]	391	398
	Freddie Mac Pool #G04553 6.50% 9/1/2038[7]	43	45
	Freddie Mac Pool #G08347 4.50% 6/1/2039[7]	59	59
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]	23,264	20,036
	Freddie Mac Pool #C03518 5.00% 9/1/2040[7]	518	527
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[7]	1,476	1,440
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[7]	1,096	1,068
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[7]	724	706
	Freddie Mac Pool #760014 2.71% 8/1/2045[7,8]	162	156
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[7]	5,032	4,862
	Freddie Mac Pool #G60344 4.00% 12/1/2045[7]	4,426	4,276
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[7]	3,971	3,657
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[7]	199	198
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[7]	203	202
	Freddie Mac Pool #760015 2.597% 1/1/2047[7,8]	402	383
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[7]	1,116	1,044
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]	2,112	2,035
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	393	351
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[7]	31,091	25,589
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[7]	16,585	13,813
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[7]	28,629	23,516
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[7]	385	346
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[7]	9,569	8,244
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[7]	6,510	5,621
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[7]	6,330	5,679
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[7]	679	601
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[7]	169	152
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[7]	6,439	5,534
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[7]	2,249	1,937
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[7]	321	287
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[7]	1,025	945
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[7]	87	75
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]	51	47
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	2,297	2,173
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]	1,327	1,188
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[7]	43,571	42,266
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[7]	192	186
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[7]	878	851
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[7]	219	212
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[7]	130	127
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]	1,237	1,227
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[7]	1,278	1,240
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[7]	87	84
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	6,472	6,408
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	1,362	1,349
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[7]	88	86
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	438	434
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	3,133	3,146

American Funds Insurance Series  139

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	USD771	$793
mortgage-backed	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	666	685
obligations	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	625	648
(continued)	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	609	633
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	422	440
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	321	331
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	236	242
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	173	181
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	5,513	5,456
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	9,508	9,549
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	5,972	5,997
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[7]	7,573	7,607
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]	5,954	6,049
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	26,429	26,542
	Freddie Mac, Series T041, Class 3A, 4.357% 7/25/2032[7,8]	170	163
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	2,418	2,211
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,8]	1,047	962
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	4,712	4,335
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	4,629	4,236
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	847	747
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	702	632
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	1,580	1,493
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]	1,808	1,615
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	8,382	7,904
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]	4,879	4,467
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	1,921	1,832
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[7]	3,807	3,617
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[7]	2,455	2,278
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]	2,394	2,207
	Government National Mortgage Assn. 2.50% 1/1/2054[7,9]	4,700	4,112
	Government National Mortgage Assn. 3.00% 1/1/2054[7,9]	48,057	43,517
	Government National Mortgage Assn. 4.00% 1/1/2054[7,9]	14,284	13,639
	Government National Mortgage Assn. 2.50% 2/1/2054[7,9]	9,300	8,157
	Government National Mortgage Assn. 3.00% 2/1/2054[7,9]	14,606	13,250
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[7]	427	409
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]	298	295
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[7]	178	174
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[7]	7,518	6,370
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[7]	75,406	63,891
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[7]	1,522	1,505
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[7]	433	428
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[7]	158	138
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[7]	13,618	11,911
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[7]	148	138
	Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[7]	973	851
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[7]	725	675
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	1,644	1,569

140  American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Federal agency	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[7]	USD33,999	$31,655
mortgage-backed	Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[7]	2,488	2,178
obligations	Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[7]	2,195	1,922
(continued)	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]	3,224	3,146
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[7]	30,113	29,384
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[7]	2,085	1,591
	Uniform Mortgage-Backed Security 2.50% 1/1/2039[7,9]	351	324
	Uniform Mortgage-Backed Security 2.50% 2/1/2039[7,9]	287	264
	Uniform Mortgage-Backed Security 2.00% 1/1/2054[7,9]	160,914	131,547
	Uniform Mortgage-Backed Security 2.50% 1/1/2054[7,9]	253,330	215,548
	Uniform Mortgage-Backed Security 3.00% 1/1/2054[7,9]	53,383	47,229
	Uniform Mortgage-Backed Security 3.50% 1/1/2054[7,9]	87,799	80,556
	Uniform Mortgage-Backed Security 4.00% 1/1/2054[7,9]	204,916	193,829
	Uniform Mortgage-Backed Security 4.50% 1/1/2054[7,9]	95,383	92,469
	Uniform Mortgage-Backed Security 5.00% 1/1/2054[7,9]	78,864	78,032
	Uniform Mortgage-Backed Security 5.50% 1/1/2054[7,9]	49,170	49,385
	Uniform Mortgage-Backed Security 6.00% 1/1/2054[7,9]	44,318	45,004
	Uniform Mortgage-Backed Security 6.50% 1/1/2054[7,9]	29,606	30,343
	Uniform Mortgage-Backed Security 2.50% 2/1/2054[7,9]	61,700	52,566
	Uniform Mortgage-Backed Security 3.50% 2/1/2054[7,9]	50,493	46,374
	Uniform Mortgage-Backed Security 4.50% 2/1/2054[7,9]	2,400	2,328
	Uniform Mortgage-Backed Security 5.00% 2/1/2054[7,9]	45,300	44,840
	Uniform Mortgage-Backed Security 5.50% 2/1/2054[7,9]	49,300	49,523
	Uniform Mortgage-Backed Security 6.00% 2/1/2054[7,9]	33,000	33,509
	Uniform Mortgage-Backed Security 6.50% 2/1/2054[7,9]	77,898	79,824

			2,212,790

Commercial	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[7]	6,201	6,566
mortgage-backed	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[7,8]	857	913
securities	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[7]	2,909	2,480
0.48%	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[7]	1,000	938
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[7]	2,960	2,471
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.065% 9/15/2034[2,7,8]	5,711	5,588
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.176% 9/15/2036[2,7,8]	4,505	4,394
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.375% 10/15/2036[2,7,8]	7,968	7,797
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.773% 10/15/2036[2,7,8]	5,968	5,783
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.146% 6/15/2038[2,7,8]	6,998	6,892
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.346% 6/15/2038[2,7,8]	1,264	1,240
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.576% 6/15/2038[2,7,8]	1,141	1,119
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.326% 11/15/2038[2,7,8]	5,254	5,185
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.352% 2/15/2039[2,7,8]	4,834	4,749
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[2,7,8]	3,606	3,656
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[7]	187	185
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[7]	4,735	4,605
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[7]	481	472
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[2,7]	3,677	3,799
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.556% 7/15/2038[2,7,8]	1,469	1,457

American Funds Insurance Series  141

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.856% 7/15/2038[2,7,8]	USD1,341	$1,322
securities (continued)	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.176% 7/15/2038[2,7,8]	1,401	1,380
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[2,7]	3,795	3,073
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[2,7,8]	1,355	1,320
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[7]	2,489	2,101
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[2,7]	1,964	1,655
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[2,7]	868	689
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[2,7,8]	100	67
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[2,7]	1,431	1,153
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.88% 10/15/2038[2,7,8]	1,326	1,318
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[2,7]	13,772	12,184
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.277% 4/15/2038[2,7,8]	3,644	3,608
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[7]	308	302
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[7]	234	231
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[2,7]	2,194	1,817
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.207% 11/15/2038[2,7,8]	4,601	4,529
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.362% 1/15/2039[2,7,8]	10,709	10,493
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.151% 11/15/2027[2,7,8]	6,379	6,394

			123,925

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,7,8]	925	760
mortgage-backed	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[2,7,8]	865	866
obligations (privately originated)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.087% 10/25/2041[2,7,8]	41	41
0.13%	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[2,7]	4,016	3,718
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[7]	137	133
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,7]	1,975	2,197
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[2,7]	5,994	6,681
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.752% 10/25/2027[7,8]	110	111
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.487% 9/25/2042[2,7,8]	738	745
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[2,7]	4,017	3,634
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[2,7,8]	951	952
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[7]	285	276
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.32% 11/25/2055[2,7,8]	4,040	4,026

142  American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[2,7,8]	USD2,661	$2,188
obligations (privately	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[2,7]	3,101	2,946
originated) (continued)	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[2,7,10]	3,286	3,320

			32,594

	Total mortgage-backed obligations		2,369,309

U.S. Treasury bonds & notes 7.76%
U.S. Treasury	U.S. Treasury 2.50% 5/15/2024	700	693
7.60%	U.S. Treasury 2.50% 5/31/2024	100,000	98,900
	U.S. Treasury 4.25% 9/30/2024	880	876
	U.S. Treasury 1.00% 12/15/2024	10,725	10,346
	U.S. Treasury 3.875% 4/30/2025	4,250	4,213
	U.S. Treasury 4.625% 6/30/2025	205,260	205,756
	U.S. Treasury 4.75% 7/31/2025	71,532	71,868
	U.S. Treasury 5.00% 10/31/2025	158,494	160,325
	U.S. Treasury 4.875% 11/30/2025	14,279	14,430
	U.S. Treasury 0.50% 2/28/2026	42,515	39,298
	U.S. Treasury 3.625% 5/15/2026	1,195	1,182
	U.S. Treasury 4.375% 8/15/2026	5,363	5,401
	U.S. Treasury 0.75% 8/31/2026	52	48
	U.S. Treasury 0.875% 9/30/2026	565	519
	U.S. Treasury 1.125% 10/31/2026	471	435
	U.S. Treasury 4.625% 11/15/2026	7,985	8,113
	U.S. Treasury 1.125% 2/28/2027	762	698
	U.S. Treasury 2.375% 5/15/2027	880	836
	U.S. Treasury 2.625% 5/31/2027	96,250	92,163
	U.S. Treasury 0.50% 6/30/2027	36,300	32,250
	U.S. Treasury 4.125% 9/30/2027	90,000	90,608
	U.S. Treasury 4.00% 2/29/2028	46,200	46,366
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,513
	U.S. Treasury 1.25% 9/30/2028	3,142	2,785
	U.S. Treasury 4.375% 11/30/2028	180,005	184,245
	U.S. Treasury 2.875% 4/30/2029	50,000	47,594
	U.S. Treasury 1.50% 2/15/2030	26,651	23,233
	U.S. Treasury 4.00% 2/28/2030	1,598	1,607
	U.S. Treasury 0.625% 5/15/2030	20,225	16,536
	U.S. Treasury 4.00% 7/31/2030	100,000	100,596
	U.S. Treasury 4.875% 10/31/2030	60,765	64,311
	U.S. Treasury 2.875% 5/15/2032	50,000	46,363
	U.S. Treasury 4.125% 11/15/2032	723	735
	U.S. Treasury 3.50% 2/15/2033	29,540	28,663
	U.S. Treasury 3.875% 8/15/2033	122,811	122,734
	U.S. Treasury 4.50% 11/15/2033	60,699	63,758
	U.S. Treasury 1.125% 5/15/2040	37,775	24,411
	U.S. Treasury 1.375% 11/15/2040	27,695	18,427
	U.S. Treasury 1.75% 8/15/2041	37,854	26,388
	U.S. Treasury 2.00% 11/15/2041	1,181	857
	U.S. Treasury 4.75% 11/15/2043	23,140	24,867
	U.S. Treasury 2.50% 2/15/2046	3,755	2,823
	U.S. Treasury 3.00% 5/15/2047	9,355	7,661
	U.S. Treasury 3.00% 2/15/2048	336	275
	U.S. Treasury 1.375% 8/15/2050	12,500	6,986
	U.S. Treasury 2.25% 2/15/2052	72,025	50,062
	U.S. Treasury 4.00% 11/15/2052[11]	8,369	8,278

American Funds Insurance Series  143

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 3.625% 2/15/2053[11]	USD125,000	$115,733
(continued)	U.S. Treasury 3.625% 5/15/2053	22,676	21,023
	U.S. Treasury 4.125% 8/15/2053	48,194	48,847

			1,950,645

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]	25,980	25,225
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	4,800	4,652
securities	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	4,032	3,878
0.16%	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[12]	8,445	8,022

			41,777

	Total U.S. Treasury bonds & notes		1,992,422

Corporate bonds, notes & loans 6.61%
Financials	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,055
1.60%	AerCap Ireland Capital DAC 5.75% 6/6/2028	1,371	1,404
	AerCap Ireland Capital DAC 3.00% 10/29/2028	4,501	4,112
	AerCap Ireland Capital DAC 3.30% 1/30/2032	1,970	1,715
	AerCap Ireland Capital DAC 3.85% 10/29/2041	1,970	1,589
	AG Issuer, LLC 6.25% 3/1/2028[2]	4,470	4,448
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[2]	1,072	1,128
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[2,10]	7,750	8,001
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[2]	2,100	2,020
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[2]	2,295	2,177
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,276
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[10]	4,810	4,907
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[10]	2,686	2,914
	American International Group, Inc. 5.125% 3/27/2033	2,937	2,982
	AmWINS Group, Inc. 4.875% 6/30/2029[2]	1,348	1,233
	Aretec Group, Inc. 7.50% 4/1/2029[2]	1,250	1,127
	Banco Santander, SA 2.746% 5/28/2025	1,200	1,159
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,392
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	2,428	2,160
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[10]	2,250	2,246
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[10]	1,565	1,434
	Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[10]	2,500	2,609
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	2,098	2,112
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	1,000	812
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	14,535	14,576
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	487
	Block, Inc. 3.50% 6/1/2031	2,325	2,069
	Blue Owl Capital Corp. 4.00% 3/30/2025	102	99
	Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,200
	Blue Owl Capital Corp. II 4.625% 11/26/2024[2]	512	507
	Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,229
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,500	2,364
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[2,10]	3,062	2,835
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[2,10]	2,829	2,463
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[2,10]	400	339
	BPCE SA 5.15% 7/21/2024[2]	3,710	3,679
	BPCE SA 1.00% 1/20/2026[2]	3,000	2,763
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[2,10]	5,000	5,042
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[2,10]	271	272
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,10]	1,450	1,480
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[2]	3,370	3,170
	Chubb INA Holdings, Inc. 3.35% 5/3/2026	880	857
	Chubb INA Holdings, Inc. 4.35% 11/3/2045	400	377
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]	8,000	8,064

144  American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Financials	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	USD3,254	$2,900
(continued)	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	1,475	1,527
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,353
	Coinbase Global, Inc. 3.375% 10/1/2028[2]	2,625	2,218
	Coinbase Global, Inc. 3.625% 10/1/2031[2]	2,875	2,225
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[2]	820	776
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[2]	715	649
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,422
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	626
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	880
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	586
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	318
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	172
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	411
	Crédit Agricole SA 4.375% 3/17/2025[2]	850	837
	Credit Suisse AG 3.625% 9/9/2024	1,500	1,480
	Credit Suisse AG 7.95% 1/9/2025	7,750	7,926
	Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[2,10]	6,000	5,970
	Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[10]	1,338	1,390
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	6,650	6,108
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	2,250	2,358
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	750	790
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	300	263
	Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[10]	1,645	1,693
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[2,10]	7,750	7,828
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	224
	Fiserv, Inc. 3.50% 7/1/2029	471	443
	Fiserv, Inc. 2.65% 6/1/2030	3,605	3,172
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	2,198	2,011
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	4,000	3,710
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]	390	371
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	2,323	1,951
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	2,000	1,533
	GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[2]	1,150	1,216
	Hightower Holding, LLC 6.75% 4/15/2029[2]	870	791
	HSBC Holdings PLC 4.25% 3/14/2024	3,000	2,989
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[10]	625	610
	HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[10]	1,500	1,402
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[10]	1,436	1,199
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	400	333
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]	7,800	8,294
	Intercontinental Exchange, Inc. 2.65% 9/15/2040	7,425	5,544
	Intesa Sanpaolo SpA 5.017% 6/26/2024[2]	1,730	1,713
	Intesa Sanpaolo SpA 3.875% 7/14/2027[2]	300	280
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[2,10]	4,600	4,995
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[2,10]	6,621	6,835
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[10]	2,975	2,735
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[10]	1,017	939
	JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[10]	383	347
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	4,000	3,942
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	3,740	3,743
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[10]	4,250	4,471
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	13,025	10,591
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	8,134	8,255

American Funds Insurance Series  145

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Financials	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[10]	USD1,452	$1,575
(continued)	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	1,222	1,125
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	800	734
	Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	820	817
	Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,698
	Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	698
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	622
	Mastercard, Inc. 4.875% 3/9/2028	3,246	3,348
	Mastercard, Inc. 4.85% 3/9/2033	5,758	5,950
	Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	1,600	1,629
	MGIC Investment Corp. 5.25% 8/15/2028	1,175	1,145
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]	2,450	2,428
	Morgan Stanley 3.125% 7/27/2026	325	311
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	425	427
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	4,458	4,486
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[10]	4,150	4,231
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[10]	2,500	2,501
	Nasdaq, Inc. 5.35% 6/28/2028	1,926	1,985
	Nasdaq, Inc. 5.55% 2/15/2034	4,870	5,062
	Nasdaq, Inc. 5.95% 8/15/2053	1,938	2,085
	Nasdaq, Inc. 6.10% 6/28/2063	411	445
	Navient Corp. 5.875% 10/25/2024	1,005	1,006
	Navient Corp. 6.75% 6/15/2026	300	305
	Navient Corp. 5.50% 3/15/2029	6,480	5,983
	Navient Corp. 11.50% 3/15/2031	4,860	5,328
	New York Life Global Funding 2.35% 7/14/2026[2]	590	556
	New York Life Global Funding 4.55% 1/28/2033[2]	1,263	1,246
	Northwestern Mutual Global Funding 1.75% 1/11/2027[2]	2,500	2,289
	OneMain Finance Corp. 3.875% 9/15/2028	756	670
	Onemain Finance Corp. 7.875% 3/15/2030	2,565	2,643
	Osaic Holdings, Inc. 10.75% 8/1/2027[2]	2,420	2,459
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,754
	Oxford Finance, LLC 6.375% 2/1/2027[2]	1,125	1,064
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	629
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	539
	PNC Financial Services Group, Inc. 3.90% 4/29/2024	2,000	1,989
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	384
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	366
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	537
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,123
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,958
	Prudential Financial, Inc. 3.70% 3/13/2051	755	598
	Rocket Mortgage, LLC 2.875% 10/15/2026[2]	2,110	1,948
	Rocket Mortgage, LLC 3.625% 3/1/2029[2]	1,505	1,364
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,468
	Ryan Specialty Group, LLC 4.375% 2/1/2030[2]	270	251
	Starwood Property Trust, Inc. 4.375% 1/15/2027[2]	2,180	2,057
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[2,10]	1,000	959
	Toronto-Dominion Bank (The) 2.65% 6/12/2024	625	617
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,375	5,017
	Toronto-Dominion Bank (The) 1.25% 9/10/2026	2,425	2,216
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,500	2,311
	Travelers Companies, Inc. 4.00% 5/30/2047	860	743
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[10]	1,677	1,812
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,757
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[2,10]	1,568	1,534
	UBS Group AG 4.125% 9/24/2025[2]	2,750	2,692
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[2,10]	1,250	1,189

146  American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Financials	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[2,10,13]	USD800	$755
(continued)	UniCredit SpA 4.625% 4/12/2027[2]	625	611
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[10]	8,000	7,703
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[10]	4,337	4,140
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[10]	8,250	8,700
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[10]	2,000	2,037
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	8,250	8,980
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]	2,149	1,935
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	3,000	2,891
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	3,325	2,708
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,041

			411,393

Energy	Antero Midstream Partners, LP 5.375% 6/15/2029[2]	2,170	2,089
0.75%	Antero Resources Corp. 7.625% 2/1/2029[2]	955	981
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[2]	2,000	2,016
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[2]	1,270	1,183
	Borr IHC, Ltd. 10.00% 11/15/2028[2]	1,318	1,377
	BP Capital Markets America, Inc. 2.772% 11/10/2050	681	456
	Callon Petroleum Co. 7.50% 6/15/2030[2]	680	687
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	916
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,411
	Chesapeake Energy Corp. 5.875% 2/1/2029[2]	2,240	2,198
	Chord Energy Corp. 6.375% 6/1/2026[2]	960	961
	CITGO Petroleum Corp. 8.375% 1/15/2029[2]	1,450	1,492
	Civitas Resources, Inc. 5.00% 10/15/2026[2]	480	466
	Civitas Resources, Inc. 8.375% 7/1/2028[2]	1,705	1,782
	Civitas Resources, Inc. 8.625% 11/1/2030[2]	525	557
	Civitas Resources, Inc. 8.75% 7/1/2031[2]	735	783
	CNX Midstream Partners, LP 4.75% 4/15/2030[2]	1,055	949
	CNX Resources Corp. 7.25% 3/14/2027[2]	1,725	1,743
	CNX Resources Corp. 6.00% 1/15/2029[2]	2,675	2,568
	CNX Resources Corp. 7.375% 1/15/2031[2]	553	557
	Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[2]	4,324	4,768
	Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[2]	1,215	1,273
	Comstock Resources, Inc. 5.875% 1/15/2030[2]	450	391
	ConocoPhillips Co. 3.80% 3/15/2052	2,000	1,618
	ConocoPhillips Co. 5.30% 5/15/2053	1,015	1,044
	ConocoPhillips Co. 5.55% 3/15/2054	1,914	2,034
	Constellation Oil Services Holding SA 13.50% 6/30/2025[2,3]	1,038	1,038
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[14]	445	324
	Diamond Foreign Asset Co. 8.50% 10/1/2030[2]	575	588
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	534
	Enbridge Energy Partners, LP 7.50% 4/15/2038	300	350
	Enbridge, Inc. 2.50% 1/15/2025	300	291
	Enbridge, Inc. 3.70% 7/15/2027	62	60
	Enbridge, Inc. 6.70% 11/15/2053	3,732	4,346
	Energy Transfer, LP 4.50% 4/15/2024	1,210	1,206
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,479
	Energy Transfer, LP 8.00% 4/1/2029[2]	4,265	4,441
	Energy Transfer, LP 6.55% 12/1/2033	1,646	1,789
	Energy Transfer, LP 5.00% 5/15/2050	1,869	1,669
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,553
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	478
	EQM Midstream Partners, LP 6.50% 7/1/2027[2]	1,090	1,111
	EQM Midstream Partners, LP 5.50% 7/15/2028	3,088	3,062

American Funds Insurance Series  147

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Energy	EQM Midstream Partners, LP 7.50% 6/1/2030[2]	USD642	$691
(continued)	EQM Midstream Partners, LP 4.75% 1/15/2031[2]	1,635	1,524
	Equinor ASA 3.25% 11/10/2024	2,850	2,804
	Equinor ASA 3.00% 4/6/2027	4,000	3,827
	Equinor ASA 3.625% 9/10/2028	3,685	3,594
	Equinor ASA 4.25% 11/23/2041	2,000	1,848
	Exxon Mobil Corp. 2.019% 8/16/2024	643	631
	Exxon Mobil Corp. 2.44% 8/16/2029	1,963	1,787
	Exxon Mobil Corp. 3.452% 4/15/2051	1,000	785
	Genesis Energy, LP 6.25% 5/15/2026	1,805	1,805
	Genesis Energy, LP 8.00% 1/15/2027	4,612	4,692
	Genesis Energy, LP 7.75% 2/1/2028	470	472
	Genesis Energy, LP 8.25% 1/15/2029	720	741
	Genesis Energy, LP 8.875% 4/15/2030	934	967
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[2]	850	846
	Hess Midstream Operations, LP 5.125% 6/15/2028[2]	1,655	1,598
	Hess Midstream Operations, LP 4.25% 2/15/2030[2]	960	884
	Hess Midstream Operations, LP 5.50% 10/15/2030[2]	400	388
	Hilcorp Energy I, LP 6.00% 4/15/2030[2]	350	340
	Hilcorp Energy I, LP 6.00% 2/1/2031[2]	460	445
	Hilcorp Energy I, LP 8.375% 11/1/2033[2]	925	981
	Jonah Energy, LLC 12.00% 11/5/2025[3]	707	707
	Kinder Morgan, Inc. 5.20% 6/1/2033	8,803	8,755
	Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,186
	Marathon Oil Corp. 4.40% 7/15/2027	1,005	981
	MPLX, LP 4.125% 3/1/2027	500	490
	MPLX, LP 2.65% 8/15/2030	4,273	3,690
	MPLX, LP 4.50% 4/15/2038	750	669
	MPLX, LP 4.70% 4/15/2048	1,101	951
	Nabors Industries, Inc. 9.125% 1/31/2030[2]	1,020	1,025
	Nabors Industries, Ltd. 7.25% 1/15/2026[2]	125	120
	New Fortress Energy, Inc. 6.75% 9/15/2025[2]	1,460	1,450
	New Fortress Energy, Inc. 6.50% 9/30/2026[2]	6,840	6,575
	NGL Energy Operating, LLC 7.50% 2/1/2026[2]	11,590	11,715
	NGL Energy Partners, LP 6.125% 3/1/2025	3,922	3,917
	Noble Finance II, LLC 8.00% 4/15/2030[2]	175	182
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[2]	605	631
	ONEOK, Inc. 5.55% 11/1/2026	989	1,007
	ONEOK, Inc. 5.65% 11/1/2028	1,279	1,325
	ONEOK, Inc. 5.80% 11/1/2030	384	399
	ONEOK, Inc. 6.05% 9/1/2033	2,649	2,808
	ONEOK, Inc. 6.625% 9/1/2053	4,011	4,494
	Parkland Corp. 4.625% 5/1/2030[2]	1,035	953
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,697
	Petroleos Mexicanos 5.35% 2/12/2028	1,870	1,623
	Pioneer Natural Resources Co. 2.15% 1/15/2031	1,669	1,419
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	104
	Range Resources Corp. 8.25% 1/15/2029	810	839
	Range Resources Corp. 4.75% 2/15/2030[2]	1,670	1,546
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[2]	2,689	2,574
	Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,902
	Southwestern Energy Co. 4.75% 2/1/2032	960	889
	Sunoco, LP 7.00% 9/15/2028[2]	1,675	1,729
	Sunoco, LP 4.50% 5/15/2029	1,050	977
	Sunoco, LP 4.50% 4/30/2030	1,255	1,163
	TotalEnergies Capital International SA 2.986% 6/29/2041	88	68
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,061
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	569
	TransCanada Pipelines, Ltd. 4.75% 5/15/2038	2,000	1,857
	TransCanada Pipelines, Ltd. 4.875% 5/15/2048	700	643

148  American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Energy	Valero Energy Corp. 4.00% 4/1/2029	USD4,000	$3,853
(continued)	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[2]	840	741
	Venture Global LNG, Inc. 8.375% 6/1/2031[2]	3,905	3,909
	Weatherford International, Ltd. 6.50% 9/15/2028[2]	1,981	2,052
	Weatherford International, Ltd. 8.625% 4/30/2030[2]	8,825	9,222
	Williams Companies, Inc. 3.50% 11/15/2030	1,094	1,002

			192,744

Consumer	Acushnet Co. 7.375% 10/15/2028[2]	400	418
discretionary	Advance Auto Parts, Inc. 3.90% 4/15/2030	813	730
0.69%	Advance Auto Parts, Inc. 3.50% 3/15/2032	458	379
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	415
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	721
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	172
	Allied Universal Holdco, LLC 4.625% 6/1/2028[2]	1,660	1,511
	Amazon.com, Inc. 2.70% 6/3/2060	2,765	1,831
	American Honda Finance Corp. 3.50% 2/15/2028	750	721
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[2]	2,115	1,960
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[2]	1,065	974
	Caesars Entertainment, Inc. 6.25% 7/1/2025[2]	2,815	2,825
	Carnival Corp. 5.75% 3/1/2027[2]	4,525	4,417
	Carnival Corp. 4.00% 8/1/2028[2]	3,875	3,605
	Carnival Corp. 6.00% 5/1/2029[2]	775	746
	Carnival Corp. 7.00% 8/15/2029[2]	365	381
	Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[2]	2,437	2,437
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	2,000	1,958
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	1,783	1,789
	Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[2]	2,400	2,209
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]	450	434
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[2]	604	608
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	1,350	1,203
	Fertitta Entertainment, LLC 4.625% 1/15/2029[2]	3,580	3,252
	Fertitta Entertainment, LLC 6.75% 1/15/2030[2]	1,790	1,574
	Ford Motor Co. 4.75% 1/15/2043	7,354	6,079
	Ford Motor Co. 5.291% 12/8/2046	5,006	4,416
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	5,165	5,293
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,845	2,974
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,210
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	15,000	15,992
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,720
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,536
	Gap, Inc. 3.625% 10/1/2029[2]	486	416
	Gap, Inc. 3.875% 10/1/2031[2]	323	266
	Hanesbrands, Inc. 4.875% 5/15/2026[2]	2,700	2,606
	Hanesbrands, Inc. 9.00% 2/15/2031[2]	370	363
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[2]	1,885	1,729
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[2]	3,580	3,307
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,662
	Home Depot, Inc. 3.90% 12/6/2028	825	813
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,104
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,512
	Home Depot, Inc. 4.25% 4/1/2046	2,000	1,809
	Home Depot, Inc. 4.50% 12/6/2048	428	404
	Hyundai Capital America 1.00% 9/17/2024[2]	3,025	2,929
	Hyundai Capital America 1.50% 6/15/2026[2]	850	777
	Hyundai Capital America 1.65% 9/17/2026[2]	3,075	2,796
	Hyundai Capital America 2.375% 10/15/2027[2]	2,579	2,324
	Hyundai Capital America 2.10% 9/15/2028[2]	3,075	2,690
	International Game Technology PLC 5.25% 1/15/2029[2]	5,490	5,379

American Funds Insurance Series  149

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Consumer	KB Home 7.25% 7/15/2030	USD1,295	$1,342
discretionary	Kontoor Brands, Inc. 4.125% 11/15/2029[2]	910	824
(continued)	LCM Investments Holdings II, LLC 4.875% 5/1/2029[2]	590	549
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[2]	765	799
	Light and Wonder International, Inc. 7.00% 5/15/2028[2]	750	758
	Light and Wonder International, Inc. 7.25% 11/15/2029[2]	2,240	2,296
	Lindblad Expeditions, LLC 6.75% 2/15/2027[2]	775	772
	Lithia Motors, Inc. 3.875% 6/1/2029[2]	2,900	2,622
	Lithia Motors, Inc. 4.375% 1/15/2031[2]	1,025	933
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,216
	Marriott International, Inc. 2.75% 10/15/2033	2,500	2,064
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[2]	620	547
	McDonald’s Corp. 4.60% 9/9/2032	716	723
	McDonald’s Corp. 4.95% 8/14/2033	559	575
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[2]	1,710	1,585
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[2]	1,500	1,516
	NCL Corp., Ltd. 5.875% 2/15/2027[2]	2,450	2,430
	NCL Corp., Ltd. 7.75% 2/15/2029[2]	1,375	1,385
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[2]	1,345	1,294
	Party City Holdings, Inc. 12.00% PIK or 12.00% Cash 1/11/2029[2,14]	1,191	1,164
	Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,225
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[2]	3,120	3,016
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[2]	4,520	4,477
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[2]	650	642
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[2]	1,408	1,497
	Sally Holdings, LLC 5.625% 12/1/2025	730	731
	Sands China, Ltd. 2.55% 3/8/2027	2,075	1,888
	Sonic Automotive, Inc. 4.625% 11/15/2029[2]	3,035	2,766
	Sonic Automotive, Inc. 4.875% 11/15/2031[2]	1,325	1,183
	Stellantis Finance US, Inc. 1.711% 1/29/2027[2]	2,200	1,999
	Stellantis Finance US, Inc. 5.625% 1/12/2028[2]	2,500	2,590
	Stellantis Finance US, Inc. 2.691% 9/15/2031[2]	2,150	1,800
	Stellantis Finance US, Inc. 6.375% 9/12/2032[2]	2,000	2,157
	Tempur Sealy International, Inc. 4.00% 4/15/2029[2]	850	769
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	398
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,327
	Travel + Leisure Co. 4.50% 12/1/2029[2]	2,100	1,883
	Travel + Leisure Co. 4.625% 3/1/2030[2]	1,300	1,164
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[2]	3,845	3,803
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[2]	2,255	2,110

			176,195

Communication	Alphabet, Inc. 1.998% 8/15/2026	500	472
services	Alphabet, Inc. 1.90% 8/15/2040	375	260
0.66%	Alphabet, Inc. 2.25% 8/15/2060	265	164
	AT&T, Inc. 3.50% 9/15/2053	5,140	3,734
	CCO Holdings, LLC 4.75% 3/1/2030[2]	2,658	2,433
	CCO Holdings, LLC 4.50% 8/15/2030[2]	3,500	3,160
	CCO Holdings, LLC 4.25% 2/1/2031[2]	4,286	3,751
	CCO Holdings, LLC 4.75% 2/1/2032[2]	2,150	1,899
	CCO Holdings, LLC 4.50% 5/1/2032	2,868	2,460
	CCO Holdings, LLC 4.50% 6/1/2033[2]	157	133
	CCO Holdings, LLC 4.25% 1/15/2034[2]	116	94
	Charter Communications Operating, LLC 4.908% 7/23/2025	500	496
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	3,146
	Comcast Corp. 2.35% 1/15/2027	4,000	3,757
	Comcast Corp. 4.80% 5/15/2033	2,416	2,447
	Comcast Corp. 2.887% 11/1/2051	2,571	1,741
	Comcast Corp. 5.35% 5/15/2053	1,490	1,543

150  American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Communication	Connect Finco SARL 6.75% 10/1/2026[2]	USD1,675	$1,666
services	CSC Holdings, LLC 3.375% 2/15/2031[2]	1,875	1,370
(continued)	DIRECTV Financing, LLC 5.875% 8/15/2027[2]	3,655	3,437
	DISH DBS Corp. 5.875% 11/15/2024	4,955	4,651
	DISH Network Corp. 11.75% 11/15/2027[2]	5,000	5,223
	Embarq Corp. 7.995% 6/1/2036	7,384	4,624
	Fox Corp. 4.03% 1/25/2024	1,120	1,119
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[2]	1,565	1,513
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[2]	7,210	6,670
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[2]	4,400	3,939
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,850	1,565
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[2]	1,900	1,623
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[2]	1,100	1,132
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[2]	1,000	1,020
	Gray Escrow II, Inc. 5.375% 11/15/2031[2]	4,275	3,230
	Gray Television, Inc. 5.875% 7/15/2026[2]	975	949
	Gray Television, Inc. 4.75% 10/15/2030[2]	1,850	1,395
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[2]	5,516	5,268
	Ligado Networks, LLC 15.50% PIK 11/11/2023[2,14,15]	5,837	1,116
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/11/2023[3,14,15,16]	459	436
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[2]	3,205	2,952
	Netflix, Inc. 4.875% 4/15/2028	1,250	1,268
	Netflix, Inc. 5.875% 11/15/2028	2,175	2,295
	Netflix, Inc. 6.375% 5/15/2029	50	54
	Netflix, Inc. 5.375% 11/15/2029[2]	25	26
	News Corp. 3.875% 5/15/2029[2]	875	805
	Nexstar Media, Inc. 4.75% 11/1/2028[2]	3,950	3,643
	SBA Tower Trust 1.631% 11/15/2026[2]	8,707	7,783
	Scripps Escrow II, Inc. 3.875% 1/15/2029[2]	2,325	2,059
	Sirius XM Radio, Inc. 4.00% 7/15/2028[2]	3,575	3,309
	Sirius XM Radio, Inc. 4.125% 7/1/2030[2]	950	848
	Sirius XM Radio, Inc. 3.875% 9/1/2031[2]	3,827	3,279
	Take-Two Interactive Software, Inc. 3.30% 3/28/2024	123	122
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,316
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	483
	T-Mobile USA, Inc. 1.50% 2/15/2026	500	466
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	293
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,945
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	4,036
	T-Mobile USA, Inc. 5.75% 1/15/2054	2,000	2,118
	T-Mobile USA, Inc. 6.00% 6/15/2054	4,666	5,122
	Univision Communications, Inc. 6.625% 6/1/2027[2]	6,300	6,287
	Univision Communications, Inc. 8.00% 8/15/2028[2]	300	310
	Univision Communications, Inc. 4.50% 5/1/2029[2]	5,300	4,735
	Univision Communications, Inc. 7.375% 6/30/2030[2]	725	724
	Verizon Communications, Inc. 2.55% 3/21/2031	410	354
	Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,450
	Verizon Communications, Inc. 5.05% 5/9/2033	3,696	3,772
	Verizon Communications, Inc. 2.875% 11/20/2050	2,453	1,670
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[2]	2,115	1,886
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[2]	4,525	3,957
	VMED O2 UK Financing I PLC 4.75% 7/15/2031[2]	225	201
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,615
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,726
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	976
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,362
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,754	1,606

American Funds Insurance Series  151

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Communication	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD500	$441
services	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,288
(continued)	Ziggo BV 4.875% 1/15/2030[2]	725	648

			168,866

Health care	AbbVie, Inc. 3.80% 3/15/2025	206	203
0.66%	AbbVie, Inc. 2.95% 11/21/2026	1,445	1,386
	AdaptHealth, LLC 6.125% 8/1/2028[2]	645	557
	AdaptHealth, LLC 4.625% 8/1/2029[2]	1,870	1,446
	AdaptHealth, LLC 5.125% 3/1/2030[2]	1,010	789
	Amgen, Inc. 5.25% 3/2/2030	1,244	1,279
	Amgen, Inc. 5.60% 3/2/2043	1,500	1,551
	Amgen, Inc. 5.65% 3/2/2053	878	924
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,435
	Amgen, Inc. 5.75% 3/2/2063	258	271
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,675
	AstraZeneca Finance, LLC 2.25% 5/28/2031	742	640
	AstraZeneca PLC 3.375% 11/16/2025	1,140	1,115
	Bausch Health Companies, Inc. 5.50% 11/1/2025[2]	6,275	5,746
	Bausch Health Companies, Inc. 4.875% 6/1/2028[2]	7,450	4,496
	Baxter International, Inc. 1.322% 11/29/2024	7,109	6,849
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,344
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,849
	Bayer US Finance, LLC 6.125% 11/21/2026[2]	6,047	6,150
	Bayer US Finance, LLC 6.25% 1/21/2029[2]	3,451	3,530
	Becton, Dickinson and Co. 3.363% 6/6/2024	198	196
	Boston Scientific Corp. 3.45% 3/1/2024	313	312
	Centene Corp. 4.25% 12/15/2027	565	545
	Centene Corp. 4.625% 12/15/2029	1,265	1,214
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[2]	1,255	1,168
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[2]	3,675	3,079
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,903
	CVS Health Corp. 5.30% 6/1/2033	4,018	4,125
	CVS Health Corp. 5.875% 6/1/2053	1,250	1,316
	Elevance Health, Inc. 2.375% 1/15/2025	818	795
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,414
	Elevance Health, Inc. 4.75% 2/15/2033	811	812
	Elevance Health, Inc. 5.125% 2/15/2053	344	345
	Eli Lilly and Co. 3.375% 3/15/2029	1,353	1,302
	Eli Lilly and Co. 4.70% 2/27/2033	1,543	1,583
	Eli Lilly and Co. 4.875% 2/27/2053	447	463
	Gilead Sciences, Inc. 5.25% 10/15/2033	6,142	6,405
	Gilead Sciences, Inc. 5.55% 10/15/2053	5,288	5,734
	HCA, Inc. 3.375% 3/15/2029	804	742
	HCA, Inc. 3.625% 3/15/2032	1,000	895
	HCA, Inc. 4.375% 3/15/2042	1,500	1,269
	HCA, Inc. 4.625% 3/15/2052	1,450	1,235
	Jazz Securities DAC 4.375% 1/15/2029[2]	1,975	1,841
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,205
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	4,003
	Merck & Co., Inc. 1.90% 12/10/2028	600	540
	Merck & Co., Inc. 2.75% 12/10/2051	1,103	759
	Molina Healthcare, Inc. 3.875% 11/15/2030[2]	2,899	2,609
	Molina Healthcare, Inc. 3.875% 5/15/2032[2]	3,855	3,373
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,628
	Novartis Capital Corp. 1.75% 2/14/2025	1,250	1,211
	Novartis Capital Corp. 2.00% 2/14/2027	2,386	2,236
	Owens & Minor, Inc. 4.50% 3/31/2029[2]	5,065	4,473
	Owens & Minor, Inc. 6.625% 4/1/2030[2]	1,495	1,429

152  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Par Pharmaceutical, Inc. 7.50% 4/1/2027[2]	USD9,648	$6,185
(continued)	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,750	1,750
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	1,750	1,763
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	503	504
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,500	1,496
	Radiology Partners, Inc., Term Loan,
	(1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[8,16]	3,734	3,021
	RP Escrow Issuer, LLC 5.25% 12/15/2025[2]	2,080	1,666
	Summa Health 3.511% 11/15/2051	1,655	1,189
	Tenet Healthcare Corp. 4.875% 1/1/2026	2,875	2,845
	Tenet Healthcare Corp. 4.25% 6/1/2029	2,060	1,920
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	2,253	2,248
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	17,790	16,485
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,469
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	3,550	2,408

			168,343

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[2]	838	832
0.57%	Allison Transmission, Inc. 3.75% 1/30/2031[2]	3,445	3,048
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[2]	1,025	983
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[2]	2,450	2,269
	Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[2]	1,587	1,566
	Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[2]	1,126	1,088
	Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[2]	1,975	1,913
	Boeing Co. 4.875% 5/1/2025	946	942
	Boeing Co. 3.10% 5/1/2026	251	241
	Boeing Co. 3.25% 2/1/2028	2,000	1,899
	Boeing Co. 5.15% 5/1/2030	1,100	1,120
	Boeing Co. 3.60% 5/1/2034	2,500	2,210
	Boeing Co. 5.805% 5/1/2050	2,500	2,591
	Bombardier, Inc. 7.125% 6/15/2026[2]	3,181	3,169
	Bombardier, Inc. 7.875% 4/15/2027[2]	8,570	8,580
	Bombardier, Inc. 7.50% 2/1/2029[2]	1,025	1,043
	Brink’s Co. (The) 4.625% 10/15/2027[2]	2,385	2,276
	BWX Technologies, Inc. 4.125% 4/15/2029[2]	1,025	936
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,278
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	600
	Carrier Global Corp. 6.20% 3/15/2054[2]	328	380
	Chart Industries, Inc. 7.50% 1/1/2030[2]	1,347	1,410
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[2]	590	557
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[2]	520	489
	CoreLogic, Inc. 4.50% 5/1/2028[2]	6,075	5,328
	Covanta Holding Corp. 4.875% 12/1/2029[2]	1,035	906
	CSX Corp. 4.25% 3/15/2029	1,062	1,062
	CSX Corp. 2.50% 5/15/2051	1,125	728
	Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,594
	Honeywell International, Inc. 1.35% 6/1/2025	5,947	5,683
	Honeywell International, Inc. 2.70% 8/15/2029	1,470	1,360
	Icahn Enterprises, LP 4.75% 9/15/2024	2,090	2,079
	Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,065
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,275
	L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,712
	L3Harris Technologies, Inc. 5.60% 7/31/2053	3,945	4,204
	Lockheed Martin Corp. 5.10% 11/15/2027	951	982
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,923
	Lockheed Martin Corp. 5.25% 1/15/2033	4,742	5,032
	Lockheed Martin Corp. 4.75% 2/15/2034	7,750	7,892
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	2,082
	Masco Corp. 1.50% 2/15/2028	774	678

American Funds Insurance Series  153

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Masco Corp. 2.00% 2/15/2031	USD497	$409
(continued)	Masco Corp. 3.125% 2/15/2051	230	161
	Norfolk Southern Corp. 4.45% 3/1/2033	654	646
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,956
	Norfolk Southern Corp. 5.35% 8/1/2054	4,136	4,304
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,779
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,342
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,991
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[2]	311	332
	RTX Corp. 5.15% 2/27/2033	2,669	2,721
	RTX Corp. 5.375% 2/27/2053	3,950	4,017
	RTX Corp. 6.40% 3/15/2054	8,559	9,916
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[2]	2,382	2,610
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[2]	1,730	1,862
	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[2]	2,000	1,966
	TransDigm, Inc. 6.25% 3/15/2026[2]	2,476	2,474
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,157
	Triumph Group, Inc. 7.75% 8/15/2025	2,375	2,369
	Triumph Group, Inc. 9.00% 3/15/2028[2]	3,227	3,435
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,151
	Union Pacific Corp. 2.95% 3/10/2052	1,000	710
	Union Pacific Corp. 3.839% 3/20/2060	546	446
	Union Pacific Corp. 3.799% 4/6/2071	545	431
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,785	2,534
	United Rentals (North America), Inc. 3.75% 1/15/2032	215	190
	XPO, Inc. 7.125% 6/1/2031[2]	800	829

			147,743

Materials	Alcoa Nederland Holding BV 4.125% 3/31/2029[2]	491	456
0.44%	Anglo American Capital PLC 2.25% 3/17/2028[2]	484	432
	Anglo American Capital PLC 2.625% 9/10/2030[2]	2,500	2,129
	Anglo American Capital PLC 3.95% 9/10/2050[2]	1,281	976
	ATI, Inc. 4.875% 10/1/2029	710	663
	ATI, Inc. 5.125% 10/1/2031	1,110	1,031
	Avient Corp. 7.125% 8/1/2030[2]	855	890
	Ball Corp. 3.125% 9/15/2031	3,520	3,039
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	2,250	2,332
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	1,108	1,134
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	2,752	2,855
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	2,250	2,457
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[2]	935	802
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,591
	Celanese US Holdings, LLC 6.55% 11/15/2030	4,291	4,541
	Celanese US Holdings, LLC 6.70% 11/15/2033	2,306	2,502
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	9,000	8,978
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[2]	2,525	2,346
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[2]	2,275	2,310
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[2]	775	702
	CVR Partners, LP 6.125% 6/15/2028[2]	745	696
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,328	1,028
	First Quantum Minerals, Ltd. 7.50% 4/1/2025[2]	9,554	9,118
	First Quantum Minerals, Ltd. 6.875% 3/1/2026[2]	4,925	4,415
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[2]	5,940	5,056
	FXI Holdings, Inc. 12.25% 11/15/2026[2]	4,517	4,031
	FXI Holdings, Inc. 12.25% 11/15/2026[2]	2,181	1,957
	Glencore Funding, LLC 4.125% 3/12/2024[2]	945	942
	INEOS Finance PLC 6.75% 5/15/2028[2]	1,985	1,952
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]	5,400	4,737
	Kaiser Aluminum Corp. 4.625% 3/1/2028[2]	2,495	2,311

154  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	Linde, Inc. 1.10% 8/10/2030	USD2,938	$2,434
(continued)	LSB Industries, Inc. 6.25% 10/15/2028[2]	860	817
	LYB International Finance III, LLC 2.25% 10/1/2030	1,198	1,027
	LYB International Finance III, LLC 4.20% 5/1/2050	1,186	947
	LYB International Finance III, LLC 3.625% 4/1/2051	2,537	1,850
	Methanex Corp. 5.125% 10/15/2027	6,305	6,166
	Mineral Resources, Ltd. 9.25% 10/1/2028[2]	945	1,006
	Mineral Resources, Ltd. 8.50% 5/1/2030[2]	1,525	1,592
	Mosaic Co. 4.05% 11/15/2027	1,050	1,025
	NOVA Chemicals Corp. 4.25% 5/15/2029[2]	1,875	1,581
	Novelis Corp. 3.875% 8/15/2031[2]	1,115	984
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[2]	3,485	3,264
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[2]	1,230	1,149
	Sherwin-Williams Co. 3.125% 6/1/2024	275	272
	Sherwin-Williams Co. 3.80% 8/15/2049	5,208	4,186
	South32 Treasury, Ltd. 4.35% 4/14/2032[2]	1,401	1,264
	Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.43% Cash 10/10/2028[8,14,16]	1,124	1,123
	Warrior Met Coal, Inc. 7.875% 12/1/2028[2]	2,212	2,204
	Westlake Corp. 4.375% 11/15/2047	500	418

			113,718

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	306
0.36%	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,172
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,708
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,190
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,191
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	362
	American Tower Corp. 1.45% 9/15/2026	2,369	2,160
	American Tower Corp. 3.55% 7/15/2027	1,425	1,368
	American Tower Corp. 3.60% 1/15/2028	1,000	954
	American Tower Corp. 1.50% 1/31/2028	2,500	2,186
	American Tower Corp. 2.30% 9/15/2031	1,500	1,241
	American Tower Corp. 2.95% 1/15/2051	2,000	1,335
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[2]	1,265	984
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,347
	Essex Portfolio, LP 3.875% 5/1/2024	1,000	994
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,671
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,130
	GLP Capital, LP 3.35% 9/1/2024	1,263	1,247
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	349
	Howard Hughes Corp. (The) 5.375% 8/1/2028[2]	1,450	1,396
	Howard Hughes Corp. (The) 4.125% 2/1/2029[2]	2,340	2,089
	Howard Hughes Corp. (The) 4.375% 2/1/2031[2]	3,520	3,059
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,912
	Iron Mountain, Inc. 5.25% 7/15/2030[2]	3,785	3,607
	Iron Mountain, Inc. 4.50% 2/15/2031[2]	2,650	2,405
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,382
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,520	2,046
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,260	1,798
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[2]	3,842	3,624
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[2]	2,205	1,991
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[2]	2,280	2,113
	Prologis, LP 4.875% 6/15/2028	2,357	2,389
	Prologis, LP 4.75% 6/15/2033	4,359	4,421
	Prologis, LP 5.125% 1/15/2034	2,000	2,066
	Prologis, LP 5.25% 6/15/2053	1,365	1,427
	Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,238
	Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,809

American Funds Insurance Series  155

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Real estate	Public Storage Operating Co. 2.30% 5/1/2031	USD719	$618
(continued)	RHP Hotel Properties, LP 4.50% 2/15/2029[2]	1,300	1,210
	RLJ Lodging Trust, LP 4.00% 9/15/2029[2]	1,240	1,116
	Scentre Group Trust 1 3.50% 2/12/2025[2]	3,075	3,010
	Scentre Group Trust 1 3.25% 10/28/2025[2]	1,000	965
	Scentre Group Trust 1 3.75% 3/23/2027[2]	2,430	2,332
	Service Properties Trust 4.50% 3/15/2025	1,385	1,354
	Service Properties Trust 5.25% 2/15/2026	510	496
	Service Properties Trust 4.75% 10/1/2026	1,265	1,182
	Service Properties Trust 4.95% 2/15/2027	595	539
	Service Properties Trust 5.50% 12/15/2027	655	600
	Service Properties Trust 8.625% 11/15/2031[2]	775	812
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,616
	Sun Communities Operating, LP 2.70% 7/15/2031	876	731
	UDR, Inc. 2.95% 9/1/2026	760	722

			91,970

Information	Adobe, Inc. 1.90% 2/1/2025	366	355
technology	Analog Devices, Inc. 1.70% 10/1/2028	1,286	1,141
0.34%	Analog Devices, Inc. 2.10% 10/1/2031	1,212	1,032
	Analog Devices, Inc. 2.80% 10/1/2041	1,461	1,091
	Analog Devices, Inc. 2.95% 10/1/2051	1,955	1,400
	Broadcom, Inc. 1.95% 2/15/2028[2]	1,407	1,263
	Broadcom, Inc. 2.60% 2/15/2033[2]	2,524	2,081
	Broadcom, Inc. 3.469% 4/15/2034[2]	193	168
	Cloud Software Group, Inc. 6.50% 3/31/2029[2]	2,000	1,907
	Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.948% 3/30/2029[8,16]	4,588	4,503
	CommScope Technologies, LLC 6.00% 6/15/2025[2]	2,275	1,856
	CommScope Technologies, LLC 5.00% 3/15/2027[2]	2,378	992
	CommScope, Inc. 6.00% 3/1/2026[2]	4,290	3,828
	CommScope, Inc. 8.25% 3/1/2027[2]	967	511
	CommScope, Inc. 7.125% 7/1/2028[2]	908	432
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.72% 4/6/2026[8,16]	2,045	1,831
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.86% 8/11/2028[2,8,16]	20,375	21,012
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[4,8,16]	73	72
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[4,8,16]	2,647	2,607
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,750	3,304
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,803	3,002
	Intel Corp. 5.20% 2/10/2033	4,750	4,964
	Intel Corp. 5.70% 2/10/2053	3,250	3,517
	Intuit, Inc. 0.95% 7/15/2025	1,530	1,442
	Intuit, Inc. 1.35% 7/15/2027	1,395	1,259
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,557
	NCR Atleos Corp. 9.50% 4/1/2029[2]	2,694	2,865
	NCR Voyix Corp. 5.125% 4/15/2029[2]	1,650	1,570
	Oracle Corp. 3.60% 4/1/2050	2,794	2,072
	Oracle Corp. 5.55% 2/6/2053	2,556	2,560
	Synaptics, Inc. 4.00% 6/15/2029[2]	875	786
	Unisys Corp. 6.875% 11/1/2027[2]	725	653
	Viasat, Inc. 5.625% 9/15/2025[2]	825	805
	Viasat, Inc. 5.625% 4/15/2027[2]	225	218

156  American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Information	Viasat, Inc. 6.50% 7/15/2028[2]	USD1,275	$1,049
technology	Viasat, Inc. 7.50% 5/30/2031[2]	6,147	4,833
(continued)	Viavi Solutions, Inc. 3.75% 10/1/2029[2]	725	636
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,4,10]	1,005	1,023

			88,197

Consumer staples	7-Eleven, Inc. 0.80% 2/10/2024[2]	1,700	1,690
0.29%	7-Eleven, Inc. 0.95% 2/10/2026[2]	825	763
	7-Eleven, Inc. 1.30% 2/10/2028[2]	2,500	2,189
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,338
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	290	275
	BAT Capital Corp. 6.343% 8/2/2030	1,191	1,251
	BAT Capital Corp. 6.421% 8/2/2033	1,290	1,351
	BAT Capital Corp. 7.079% 8/2/2043	3,825	4,066
	BAT Capital Corp. 4.54% 8/15/2047	940	723
	BAT Capital Corp. 7.081% 8/2/2053	4,250	4,548
	BAT International Finance PLC 5.931% 2/2/2029	5,376	5,589
	Central Garden & Pet Co. 4.125% 4/30/2031[2]	1,395	1,234
	Coca-Cola Co. 1.00% 3/15/2028	940	829
	Conagra Brands, Inc. 1.375% 11/1/2027	4,615	4,053
	Constellation Brands, Inc. 3.60% 2/15/2028	625	600
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,250
	Coty, Inc. 4.75% 1/15/2029[2]	1,680	1,604
	J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,801
	J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,892
	J. M. Smucker Co. (The) 6.50% 11/15/2043	256	286
	J. M. Smucker Co. (The) 6.50% 11/15/2053	899	1,038
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[2]	2,990	2,918
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[2]	2,210	2,039
	PepsiCo, Inc. 2.625% 10/21/2041	5,000	3,771
	PepsiCo, Inc. 3.625% 3/19/2050	777	652
	PepsiCo, Inc. 2.75% 10/21/2051	1,723	1,226
	Philip Morris International, Inc. 2.875% 5/1/2024	788	781
	Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,967
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,130
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,068
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,555
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,237
	Post Holdings, Inc. 4.625% 4/15/2030[2]	2,886	2,658
	Prestige Brands, Inc. 3.75% 4/1/2031[2]	1,115	976
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,904
	Simmons Foods, Inc. 4.625% 3/1/2029[2]	560	485

			74,737

Utilities	Ameren Corp. 2.50% 9/15/2024	969	948
0.25%	Calpine Corp. 3.75% 3/1/2031[2]	1,975	1,735
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	951
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	2,106
	Duke Energy Indiana, LLC 3.25% 10/1/2049	850	618
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	357
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	127
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	62
	Edison International 3.55% 11/15/2024	2,200	2,161
	EDP Finance BV 3.625% 7/15/2024[2]	4,100	4,051
	Electricité de France SA 6.25% 5/23/2033[2]	1,275	1,381
	Electricité de France SA 4.75% 10/13/2035[2]	782	743

American Funds Insurance Series  157

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)

Utilities (continued)	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,10]	USD1,475	$1,650
	Emera US Finance, LP 3.55% 6/15/2026	320	308
	Enel Américas SA 4.00% 10/25/2026	245	239
	Entergy Corp. 2.80% 6/15/2030	3,325	2,928
	FirstEnergy Corp. 3.40% 3/1/2050	2,250	1,588
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]	675	613
	MidAmerican Energy Co. 5.35% 1/15/2034	500	527
	MidAmerican Energy Co. 5.85% 9/15/2054	875	970
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	656
	Oncor Electric Delivery Co., LLC 5.65% 11/15/2033[2]	4,950	5,277
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	113
	Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,429
	Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,667
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	73
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	866
	PacifiCorp 4.125% 1/15/2049	4,000	3,245
	PG&E Corp. 5.00% 7/1/2028	3,750	3,651
	PG&E Corp. 5.25% 7/1/2030	3,400	3,283
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	442
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,815
	Southern California Edison Co. 2.85% 8/1/2029	4,450	4,060
	Southern California Edison Co. 6.00% 1/15/2034	2,500	2,745
	Southern California Edison Co. 5.75% 4/1/2035	675	704
	Southern California Edison Co. 5.35% 7/15/2035	3,000	3,113
	Southern California Edison Co. 4.00% 4/1/2047	264	216
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[2]	1,030	936
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,169
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,014

			63,537

	Total corporate bonds, notes & loans		1,697,443

Asset-backed obligations 2.07%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,7]	360	351
	Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.605% 1/15/2030[2,7,8]	1,262	1,262
	Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.605% 10/16/2030[2,7,8]	1,510	1,509
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]	12,228	12,026
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[7]	2,525	2,525
	Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.597% 1/22/2028[2,7,8]	1,203	1,202
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[2,7]	1,550	1,546
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,7]	20,244	18,904
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,7]	138	131
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[2,7]	11,617	10,580
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[2,7]	32,377	32,819
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,7]	5,535	5,664
	BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[7]	6,633	6,676

158  American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount	Value
Bonds, notes & other debt instruments (continued)	(000)	(000)
Asset-backed obligations (continued)
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.629% 11/20/2030[2,7,8]	USD5,523	$5,521
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[2,7]	360	340
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,7]	4,545	3,946
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,7]	416	378
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.619% 7/27/2030[2,7,8]	2,775	2,774
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,7]	5,140	4,755
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,7]	1,720	1,469
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,7]	6,034	5,400
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.091% 4/22/2026[7,8]	4,960	4,966
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[7]	4,553	4,590
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,7]	1,255	1,124
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[2,7]	4,687	4,193
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[2,7]	1,005	903
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[2,7]	1,396	1,233
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[2,7]	1,958	1,987
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[2,7]	2,380	2,381
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[2,7]	2,456	2,458
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.635% 4/15/2028[2,7,8]	3,288	3,287
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[2,7]	302	267
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[2,7]	3,382	3,327
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[2,7]	2,500	2,473
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[2,7]	4,434	4,449
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[7]	49	49
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,7]	5,942	5,510
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[2,7]	1,743	1,744
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[2,7]	6,000	5,995
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,7]	9,605	9,410
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,7]	8,861	8,565
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[2,7]	6,693	6,846
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,7]	582	528
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[2,7]	234	212
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,7]	2,077	1,969
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,7]	8,727	8,039
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,7]	10,941	10,047
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[2,7]	3,525	3,146
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,7]	5,247	4,712
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[2,7]	415	367
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[7]	1,774	1,787
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[2,7]	9,657	10,079
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.727% 1/18/2031[2,7,8]	2,057	2,058
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,3,7]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,7]	8,452	8,162
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,7]	634	611
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,7]	405	390
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[2,7]	8,089	7,734
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[2,7]	8,390	8,176
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,7]	5,565	5,047
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,7]	685	620
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,7]	429	385
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[2,7]	4,900	4,463
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[2,7]	4,960	4,734
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[2,7]	5,141	5,340
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[7]	944	943
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[7]	6,573	6,594
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[7]	1,141	1,143

American Funds Insurance Series  159

Asset Allocation Fund (continued)

	Principal amount	Value
Bonds, notes & other debt instruments (continued)	(000)	(000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[2,7]	USD2,594	$2,622
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.674% 7/21/2030[2,7,8]	5,309	5,310
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.805% 4/15/2029[2,7,8]	971	971
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[2,7]	2,531	2,517
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,7]	3,475	3,480
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,7]	4,254	3,691
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[2,7]	5,155	4,475
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,7]	5,854	5,120
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[2,7]	8,110	7,284
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,7]	4,640	4,204
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,7]	7,858	7,142
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,7]	23,051	20,209
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.61% 7/25/2030[2,7,8]	1,573	1,571
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.777% 7/20/2031[2,7,8]	2,227	2,227
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/25/2028[2,7,8]	476	477
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.577% 4/20/2029[2,7,8]	259	259
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.455% 10/15/2029[2,7,8]	6,602	6,587
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 7.055% 10/15/2029[2,7,8]	5,378	5,347
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,7]	5,912	5,945
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[2,7]	4,165	4,217
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[7]	2,725	2,586
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.595% 10/15/2030[2,7,8]	4,061	4,054
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[7]	36	36
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[7]	462	462
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[7]	2,318	2,308
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[7]	3,234	3,244
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[7]	5,062	5,136
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[2,7]	3,573	3,612
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.206% 1/15/2053[2,7,8]	5,157	5,065
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,7]	3,199	2,765
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[2,7]	4,043	3,712
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[2,7]	3,871	3,297
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,7]	1,637	1,506
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[2,7]	1,315	1,200
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.566% 10/20/2031[2,7,8]	6,017	6,018
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,7]	2,396	2,231
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[7]	3,169	3,230
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,7]	1,570	1,427
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,7]	700	635
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[2,7]	838	735
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,7]	2,415	2,159
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,7]	3,250	3,209
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[2,7]	8,337	7,917
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,7,8]	7,257	6,691
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[7]	5,253	5,294
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[7]	2,033	2,052
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[2,7]	2,978	2,974
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,7]	9,257	8,240

160  American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Asset-backed obligations (continued)
	Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[2,7]	USD1,641	$1,432
	Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[7]	8,460	8,438
	Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[7,10]	7,481	7,448
	Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[2,7]	8,981	9,057
	Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[2,7]	1,642	1,641
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[2,7]	1,284	1,282
	Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[2,7]	3,642	3,643
	Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[2,7]	3,504	3,516
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[2,7]	794	792
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[2,7]	2,794	2,809
	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[7]	7,845	7,858

			532,117

Bonds & notes of governments & government agencies outside the U.S. 0.16%
	CPPIB Capital, Inc. 2.75% 11/2/2027[2]	6,600	6,256
	European Investment Bank 0.75% 10/26/2026	6,194	5,648
	OMERS Finance Trust 3.50% 4/19/2032[2]	4,315	3,981
	OMERS Finance Trust 4.00% 4/19/2052[2]	4,315	3,552
	Panama (Republic of) 3.298% 1/19/2033	4,365	3,459
	Panama (Republic of) 4.50% 1/19/2063	1,035	680
	Peru (Republic of) 1.862% 12/1/2032	2,525	1,983
	Peru (Republic of) 2.78% 12/1/2060	3,775	2,362
	Qatar (State of) 3.375% 3/14/2024[2]	2,315	2,305
	Qatar (State of) 4.00% 3/14/2029[2]	745	740
	Qatar (State of) 4.817% 3/14/2049[2]	750	732
	Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	5,033
	United Mexican States 2.659% 5/24/2031	2,703	2,292
	United Mexican States 4.875% 5/19/2033	1,790	1,728
	United Mexican States 3.771% 5/24/2061	1,528	1,041

			41,792

Municipals 0.14%
California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,200	1,120
0.02%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,522
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	418
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	916
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	2,205	2,008

			5,984

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,833
0.04%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,582

			9,415

American Funds Insurance Series  161

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Municipals (continued)
Guam 0.00%	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	USD	240	$195
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043		315	243

				438

Illinois 0.01%	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033		4,125	4,082

Minnesota 0.00%	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038		15	15

New York 0.03%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)		2,865	2,674
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		4,745	4,283

				6,957

Ohio 0.02%	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		5,050	4,427

South Carolina 0.00%	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041		5	5

Wisconsin 0.02%	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		5,825	5,519

	Total municipals			36,842

	Total bonds, notes & other debt instruments (cost: $6,781,014,000)			6,669,925

Investment funds 5.47%		Shares
	Capital Group Central Corporate Bond Fund[17]		165,803,626	1,406,015

	Total Investment funds (cost: $1,573,126,000)			1,406,015

Short-term securities 9.42%
Money market investments 9.33%
	Capital Group Central Cash Fund 5.44%[17,18]		23,958,974	2,395,658

162  American Funds Insurance Series

Asset Allocation Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.09%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[18,19]	11,357,036	$11,357
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[18,19]	9,369,717	9,370
Capital Group Central Cash Fund 5.44%[17,18,19]	19,914	1,991

		22,718

Total short-term securities (cost: $2,418,592,000)		2,418,376

Total investment securities 104.99% (cost: $21,173,155,000)		26,966,047
Other assets less liabilities (4.99)%		(1,280,717)

Net assets 100.00%		$25,685,330

Futures contracts
Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	10,611	4/3/2024	USD	2,184,954	$18,677
5 Year U.S. Treasury Note Futures	Long	6,817	4/3/2024		741,508	15,673
10 Year U.S. Treasury Note Futures	Long	393	3/28/2024		44,366	676
10 Year Ultra U.S. Treasury Note Futures	Short	4,627	3/28/2024		(546,058)	(24,504)
20 Year U.S. Treasury Bond Futures	Long	674	3/28/2024		84,208	2,161
30 Year Ultra U.S. Treasury Bond Futures	Short	526	3/28/2024		(70,270)	(5,507)

						$7,176

Swap contracts
Interest rate swaps
Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2023 (000)	(received) (000)	at 12/31/2023 (000)
4.1645%	Annual	SOFR	Annual	1/24/2025	USD	3,491	$(20)	$—	$(20)
SOFR	Annual	3.16653%	Annual	1/24/2033	USD	48,133	1,160	—	1,160

							$1,140	$—	$1,140

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[20] (000)	Value at 12/31/2023[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
1.00%	Quarterly	CDX.NA.IG.41	12/20/2028	USD19,673	$382	$286	$96

American Funds Insurance Series  163

Asset Allocation Fund (continued)

Investments in affiliates[17]
	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Investment funds 5.47%
Capital Group Central Corporate Bond Fund	$1,367,122	$361,863	$385,740		$(79,020)	$141,790	$1,406,015	$49,749
Short-term securities 9.34%
Money market investments 9.33%
Capital Group Central Cash Fund 5.44%[18]	1,639,716	6,257,783	5,501,498		75	(418)	2,395,658	124,804
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.44%[18,19]	12,622		10,631	[22]			1,991	—	[23]

Total short-term securities							2,397,649

Total 14.81%					$(78,945)	$141,372	$3,803,664	$174,553

Restricted securities[4]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., Series D-2, 8.00%noncumulative convertible preferred shares[3]	7/9/2021	$50,000	$43,608	.17%
Rotech Healthcare, Inc.[1,3]	8/22/2014	6,949	19,334	.08
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[8,16]	9/13/2023	2,596	2,607	.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[8,16]	9/13/2023-12/13/2023	70	72	.00	[24]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,10]	6/23/2023	971	1,023	.00	[24]

Total		$60,586	$66,644	.26%

164  American Funds Insurance Series

Asset Allocation Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,274,651,000, which represented 4.96% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $66,644,000, which represented .26% of the net assets of the fund.

[5]

All or a portion of this security was on loan. The total value of all such securities was $24,156,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[6]	Amount less than one thousand.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,019,000, which represented .07% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[15]	Scheduled interest and/or principal payment was not received.
[16]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $34,605,000, which represented .13% of the net assets of the fund.

[17]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 12/31/2023.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[24]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts	Fncg. = Financing
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	LIBOR = London Interbank Offered Rate
Assn. = Association	PIK = Payment In Kind
Auth. = Authority	Ref. = Refunding
CAD = Canadian dollars	REIT = Real Estate Investment Trust
CLO = Collateralized Loan Obligations	Rev. = Revenue
CME = CME Group	SOFR = Secured Overnight Financing Rate
CMO = Collateralized Mortgage Obligations	TBA = To be announced
DAC = Designated Activity Company	USD = U.S. dollars
Fin. = Finance

Refer to the notes to financial statements.

American Funds Insurance Series  165

American Funds Global Balanced Fund

Investment portfolio December 31, 2023

Common stocks 61.63%		Shares	Value (000)
Information	Broadcom, Inc.	13,043	$14,559
technology	Microsoft Corp.	31,994	12,031
11.56%	Accenture PLC, Class A	8,209	2,881
	Texas Instruments, Inc.	16,895	2,880
	GlobalWafers Co., Ltd.	101,000	1,927
	ServiceNow, Inc.[1]	2,692	1,902
	Taiwan Semiconductor Manufacturing Co., Ltd.	87,000	1,674
	Marvell Technology, Inc.	24,527	1,479
	Cognizant Technology Solutions Corp., Class A	18,178	1,373
	Intel Corp.	26,751	1,344
	TDK Corp.	18,600	882
	Apple, Inc.	3,844	740
	SK hynix, Inc.	6,055	661
	Seagate Technology Holdings PLC	3,768	322
	Infineon Technologies AG	6,896	288

			44,943

Health care	Abbott Laboratories	58,998	6,494
9.22%	Sanofi	51,879	5,143
	Gilead Sciences, Inc.	42,602	3,451
	Novo Nordisk AS, Class B	27,643	2,859
	UnitedHealth Group, Inc.	4,895	2,577
	AstraZeneca PLC	15,545	2,094
	Takeda Pharmaceutical Co., Ltd.	50,900	1,461
	Eli Lilly and Co.	2,380	1,387
	Molina Healthcare, Inc.[1]	3,701	1,337
	Eurofins Scientific SE, non-registered shares	17,767	1,163
	Stryker Corp.	3,652	1,094
	Medtronic PLC	12,398	1,021
	AbbVie, Inc.	5,825	903
	Thermo Fisher Scientific, Inc.	1,595	847
	Novartis AG	8,363	844
	GE HealthCare Technologies, Inc.	9,521	736
	BioMarin Pharmaceutical, Inc.[1]	6,101	588
	Merck KGaA	3,462	551
	Danaher Corp.	2,224	515
	Humana, Inc.	1,074	492
	Vertex Pharmaceuticals, Inc.[1]	752	306

			35,863

Industrials	RTX Corp.	65,310	5,495
8.40%	Carrier Global Corp.	72,631	4,173
	General Electric Co.	30,743	3,924
	Thales SA	18,350	2,714
	Safran SA	12,512	2,207
	Siemens AG	10,596	1,988
	General Dynamics Corp.	7,609	1,976
	BAE Systems PLC	137,641	1,947
	Honeywell International, Inc.	5,909	1,239
	CSX Corp.	34,575	1,199
	Melrose Industries PLC	110,742	800
	DHL Group	15,557	771
	Boeing Co.[1]	2,721	709
	United Rentals, Inc.	916	525
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	26,859	469
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	13	2
	L3Harris Technologies, Inc.	2,038	429
	Singapore Technologies Engineering, Ltd.	124,000	365
	Airbus SE, non-registered shares	2,299	355
	Caterpillar, Inc.	1,174	347

166  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Waste Management, Inc.	1,847	$331
(continued)	Astra International Tbk PT	894,600	328
	Element Fleet Management Corp.	18,337	298
	Trelleborg AB, Class B	1,639	55

			32,646

Financials	B3 SA - Brasil, Bolsa, Balcao	1,504,867	4,475
7.90%	ING Groep NV	221,402	3,314
	Zurich Insurance Group AG	5,617	2,937
	HDFC Bank, Ltd. (ADR)	28,148	1,889
	HDFC Bank, Ltd.	48,162	988
	AIA Group, Ltd.	263,400	2,288
	BlackRock, Inc.	2,648	2,150
	Kotak Mahindra Bank, Ltd.	71,295	1,634
	DBS Group Holdings, Ltd.	59,900	1,513
	Citigroup, Inc.	27,497	1,414
	JPMorgan Chase & Co.	4,864	827
	BNP Paribas SA	11,441	793
	Münchener Rückversicherungs-Gesellschaft AG	1,737	719
	Banco Santander, SA	157,435	657
	Aegon, Ltd.	112,560	653
	Banco Bilbao Vizcaya Argentaria, SA	69,231	631
	Bank Central Asia Tbk PT	1,028,600	627
	Great-West Lifeco, Inc.	17,824	590
	Capital One Financial Corp.	4,263	559
	KBC Groep NV	8,217	533
	Fairfax Financial Holdings, Ltd., subordinate voting shares	473	436
	FinecoBank SpA	28,790	433
	Ping An Insurance (Group) Company of China, Ltd., Class H	59,000	267
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,400	65
	Mastercard, Inc., Class A	770	328

			30,720

Consumer staples	Philip Morris International, Inc.	37,932	3,569
5.61%	ITC, Ltd.	619,592	3,436
	Seven & i Holdings Co., Ltd.	69,400	2,749
	Imperial Brands PLC	115,025	2,643
	Nestlé SA	17,951	2,078
	Ajinomoto Co., Inc.	48,150	1,861
	British American Tobacco PLC	60,310	1,760
	Kao Corp.	31,600	1,298
	Pernod Ricard SA	4,980	881
	Heineken NV	6,766	688
	Alimentation Couche-Tard, Inc.	7,156	421
	Kweichow Moutai Co., Ltd., Class A	921	224
	Monster Beverage Corp.[1]	3,869	223

			21,831

Materials	Freeport-McMoRan, Inc.	91,591	3,899
4.57%	Linde PLC	7,564	3,107
	Air Products and Chemicals, Inc.	9,426	2,581
	Fortescue, Ltd.	113,507	2,245
	BHP Group, Ltd. (CDI)	55,722	1,906
	Evonik Industries AG	77,260	1,577
	Vale SA (ADR), ordinary nominative shares	57,603	914

American Funds Insurance Series  167

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	Celanese Corp.	4,587	$713
(continued)	Air Liquide SA	2,397	466
	Sherwin-Williams Co.	1,150	359

			17,767

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	113,969	7,466
3.70%	Shell PLC (GBP denominated)	48,992	1,592
	Neste OYJ	41,287	1,467
	TC Energy Corp. (CAD denominated)	32,426	1,267
	Chevron Corp.	7,285	1,087
	BP PLC	165,370	977
	Baker Hughes Co., Class A	9,285	317
	Woodside Energy Group, Ltd. (CDI)	9,976	211

			14,384

Communication	Meta Platforms, Inc., Class A1	13,044	4,617
services	Alphabet, Inc., Class A1	19,578	2,735
3.47%	Alphabet, Inc., Class C1	7,383	1,040
	Singapore Telecommunications, Ltd.	703,500	1,315
	Netflix, Inc.[1]	2,684	1,307
	TELUS Corp.	46,990	836
	Omnicom Group, Inc.	9,504	822
	Comcast Corp., Class A	18,675	819

			13,491

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	2,325	1,886
discretionary	Home Depot, Inc.	4,682	1,623
3.23%	Ferrari NV	3,600	1,218
	Ferrari NV (EUR denominated)	1,201	405
	Compagnie Financière Richemont SA, Class A	7,729	1,066
	Amazon.com, Inc.[1]	6,696	1,017
	InterContinental Hotels Group PLC	11,004	994
	Royal Caribbean Cruises, Ltd.[1]	7,483	969
	Sony Group Corp.	6,100	578
	Hasbro, Inc.	11,264	575
	Restaurant Brands International, Inc.	6,229	487
	General Motors Co.	10,806	388
	Hilton Worldwide Holdings, Inc.	2,083	379
	adidas AG	1,644	334
	Airbnb, Inc., Class A1	2,358	321
	Zhongsheng Group Holdings, Ltd.	74,000	179
	Dowlais Group PLC	103,349	140

			12,559

Utilities	DTE Energy Co.	26,895	2,965
2.74%	E.ON SE	141,436	1,897
	Duke Energy Corp.	14,950	1,451
	Constellation Energy Corp.	11,857	1,386
	SembCorp Industries, Ltd.	271,100	1,088
	National Grid PLC	57,946	782
	Dominion Energy, Inc.	12,866	605
	ENN Energy Holdings, Ltd.	57,100	420
	Power Grid Corporation of India, Ltd.	14,958	43

			10,637

168  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	CTP NV	96,081	$1,624
1.23%	Equinix, Inc. REIT	1,833	1,476
	Embassy Office Parks REIT	310,600	1,212
	Sun Hung Kai Properties, Ltd.	42,500	457

			4,769

	Total common stocks (cost: $184,602,000)		239,610

Preferred securities 0.11%
Consumer discretionary 0.10%	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	4,221	372

Financials 0.01%	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	17,204	50

	Total preferred securities (cost: $408,000)		422

Convertible stocks 0.27%
Utilities 0.27%	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	27,300	1,041

	Total convertible stocks (cost: $1,321,000)		1,041

Bonds, notes & other debt instruments 31.04%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.75%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY	550	82
Asian Development Bank 1.125% 6/10/2025	GBP	100	122
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	AUD	310	203
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031		1,055	611
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031		150	82
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		2,020	1,270
Austria (Republic of) 0% 2/20/2031	EUR	660	613
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		270	308
Brazil (Federative Republic of) 10.00% 1/1/2025	BRL	900	185
Brazil (Federative Republic of) 10.00% 1/1/2031		5,999	1,221
Brazil (Federative Republic of) 10.00% 1/1/2033		6,221	1,262
Brazil (Federative Republic of) 6.00% 8/15/2040[3]		209	46
Brazil (Federative Republic of) 6.00% 8/15/2050[3]		1,510	335
Brazil (Federative Republic of) 6.00% 8/15/2060[3]		209	47
Bulgaria (Republic of) 4.50% 1/27/2033	EUR	120	139
Canada 3.00% 11/1/2024	CAD	320	238
Canada 2.25% 6/1/2025		1,400	1,030
Canada 0.25% 3/1/2026		246	173
Canada 3.50% 3/1/2028		1,009	769
Chile (Republic of) 5.80% 6/1/2024	CLP	230,000	260
Chile (Republic of) 4.70% 9/1/2030		55,000	60
China (People’s Republic of) 2.62% 6/25/2030	CNY	1,970	279
China (People’s Republic of), Series INBK, 2.64% 1/15/2028		9,650	1,374
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		10,270	1,484
China (People’s Republic of), Series INBK, 3.81% 9/14/2050		5,050	833
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		8,450	1,243
China Development Bank Corp., Series 2008, 2.89% 6/22/2025		3,240	461
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		1,060	154
China Development Bank Corp., Series 2009, 3.39% 7/10/2027		8,580	1,247
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		2,040	314
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP	1,872,100	428

American Funds Insurance Series  169

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP	218,300	$49
European Investment Bank 0.375% 9/15/2027	EUR	110	113
European Investment Bank 0.25% 1/20/2032		860	795
European Union 0% 7/6/2026		100	104
European Union 0.25% 10/22/2026		50	52
French Republic O.A.T. 0.75% 2/25/2028		640	666
French Republic O.A.T. 0% 11/25/2030		1,320	1,246
French Republic O.A.T. 2.00% 11/25/2032		610	649
French Republic O.A.T. 3.25% 5/25/2045		160	185
Germany (Federal Republic of) 2.50% 3/13/2025		845	929
Germany (Federal Republic of) 0% 4/16/2027		950	982
Germany (Federal Republic of) 0% 8/15/2031		780	746
Germany (Federal Republic of) 0% 2/15/2032		540	510
Germany (Federal Republic of) 1.70% 8/15/2032		674	729
Germany (Federal Republic of) 2.30% 2/15/2033		510	578
Germany (Federal Republic of) 1.00% 5/15/2038		280	263
Germany (Federal Republic of) 0% 8/15/2050		380	234
Germany (Federal Republic of) 0% 8/15/2052		20	12
Greece (Hellenic Republic of) 3.45% 4/2/2024		110	122
Greece (Hellenic Republic of) 3.375% 2/15/2025		50	56
Greece (Hellenic Republic of) 3.875% 6/15/2028		640	747
Greece (Hellenic Republic of) 1.50% 6/18/2030		190	194
Greece (Hellenic Republic of) 1.75% 6/18/2032		790	795
Greece (Hellenic Republic of) 4.25% 6/15/2033		535	648
Greece (Hellenic Republic of) 1.875% 1/24/2052		636	504
India (Republic of) 5.22% 6/15/2025	INR	12,720	149
India (Republic of) 5.15% 11/9/2025		8,000	93
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR	1,165,000	75
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		1,767,000	115
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		1,201,000	86
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		3,301,000	231
Indonesia (Republic of), Series 87, 6.50% 2/15/2031		1,253,000	81
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		4,446,000	299
Ireland (Republic of) 3.00% 10/18/2043	EUR	150	172
Israel (State of) 2.875% 1/29/2024		200	221
Israel (State of) 4.50% 1/17/2033	USD	200	190
Italy (Republic of) 1.35% 4/1/2030	EUR	550	545
Italy (Republic of) 4.40% 5/1/2033		1,200	1,412
Italy (Republic of) 4.35% 11/1/2033		740	865
Japan, Series 18, 0.10% 3/10/2024[3]	JPY	22,300	160
Japan, Series 19, 0.10% 9/10/2024[3]		32,520	234
Japan, Series 150, 0.005% 12/20/2026		84,950	602
Japan, Series 346, 0.10% 3/20/2027		134,150	953
Japan, Series 363, 0.10% 6/20/2031		56,000	388
Japan, Series 365, 0.10% 12/20/2031		317,600	2,187
Japan, Series 145, 1.70% 6/20/2033		59,800	467
Japan, Series 152, 1.20% 3/20/2035		264,400	1,965
Japan, Series 179, 0.50% 12/20/2041		50,500	312
Japan, Series 42, 1.70% 3/20/2044		50,150	374
Japan, Series 37, 0.60% 6/20/2050		26,950	150
Japan, Series 74, 1.00% 3/20/2052		161,500	982
Japan, Series 76, 1.40% 9/20/2052		80,350	538
KfW 1.125% 7/4/2025	GBP	95	115
Magyar Export-Import Bank 6.00% 5/16/2029	EUR	100	117
Morocco (Kingdom of) 3.50% 6/19/2024		100	110
Netherlands (Kingdom of the) 5.50% 1/15/2028		100	124
Nova Scotia (Province of) 3.15% 12/1/2051	CAD	170	109
Peru (Republic of) 2.392% 1/23/2026	USD	90	86
Philippines (Republic of) 0.001% 4/12/2024	JPY	100,000	708
Philippines (Republic of) 0.25% 4/28/2025	EUR	100	105
Philippines (Republic of) 1.648% 6/10/2031	USD	200	165

170  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	410	$93
	Portuguese Republic 0.475% 10/18/2030	EUR	230	223
	Portuguese Republic 3.50% 6/18/2038		230	266
	Romania 2.125% 3/7/2028		130	131
	Serbia (Republic of) 3.125% 5/15/2027		215	228
	Serbia (Republic of) 2.05% 9/23/2036		185	143
	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	3,000	151
	South Africa (Republic of), Series R-214, 6.50% 2/28/2041		4,235	140
	South Africa (Republic of), Series R-2048, 8.75% 2/28/2048		11,100	448
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	348,590	263
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032		1,831,500	1,537
	Spain (Kingdom of) 0% 1/31/2027	EUR	335	342
	Spain (Kingdom of) 0.80% 7/30/2027		490	510
	Spain (Kingdom of) 0.50% 10/31/2031		165	153
	Spain (Kingdom of) 3.15% 4/30/2033		317	356
	Spain (Kingdom of) 3.55% 10/31/2033		550	637
	Tunisia (Republic of) 5.625% 2/17/2024		290	310
	Ukraine 6.876% 5/21/2031[4,5]	USD	250	58
	Ukraine 6.876% 5/21/2031[4]		200	47
	United Kingdom 2.75% 9/7/2024	GBP	50	63
	United Kingdom 1.25% 7/22/2027		410	485
	United Kingdom 0.375% 10/22/2030		490	512
	United Kingdom 0.25% 7/31/2031		160	161
	United Kingdom 1.00% 1/31/2032		920	972
	United Kingdom 4.25% 6/7/2032		1,165	1,573
	United Kingdom 3.25% 1/22/2044		174	196
	United Kingdom 1.25% 7/31/2051		413	280
	United Mexican States, Series M, 5.75% 3/5/2026	MXN	12,150	662
	United Mexican States, Series M, 7.75% 11/23/2034		6,500	350
	United Mexican States, Series M, 8.00% 11/7/2047		5,120	270
	United Mexican States, Series M, 8.00% 7/31/2053		28,580	1,495

				57,321

Mortgage-backed obligations 5.47%
Federal agency	Fannie Mae Pool #FM6293 3.00% 1/1/2051[6]	USD	2	1
mortgage-backed	Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]		27	27
obligations	Freddie Mac Pool #RB5071 2.00% 9/1/2040[6]		745	641
4.95%	Freddie Mac Pool #QD3310 3.00% 12/1/2051[6]		1	1
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[6]		476	471
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[6]		16	16
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[6]		580	554
	Government National Mortgage Assn. 6.50% 1/1/2054[6,7]		1,175	1,203
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[6]		302	260
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[6]		108	93
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[6]		143	123
	Uniform Mortgage-Backed Security 2.00% 1/1/2054[6,7]		800	654
	Uniform Mortgage-Backed Security 2.50% 1/1/2054[6,7]		3,384	2,879
	Uniform Mortgage-Backed Security 3.50% 1/1/2054[6,7]		729	669
	Uniform Mortgage-Backed Security 4.00% 1/1/2054[6,7]		1,049	992
	Uniform Mortgage-Backed Security 4.50% 1/1/2054[6,7]		2,525	2,448
	Uniform Mortgage-Backed Security 5.00% 1/1/2054[6,7]		2,791	2,762
	Uniform Mortgage-Backed Security 5.50% 1/1/2054[6,7]		600	603
	Uniform Mortgage-Backed Security 6.00% 1/1/2054[6,7]		950	965
	Uniform Mortgage-Backed Security 6.50% 1/1/2054[6,7]		580	594
	Uniform Mortgage-Backed Security 7.00% 1/1/2054[6,7]		1,140	1,176
	Uniform Mortgage-Backed Security 3.50% 2/1/2054[6,7]		1,480	1,360
	Uniform Mortgage-Backed Security 6.00% 2/1/2054[6,7]		750	762

				19,254

American Funds Insurance Series  171

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Other	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[6]	DKK	468	$63
mortgage-backed	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[6]		1,206	160
securities	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[6]		5,550	666
0.26%	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[6]		474	52
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[6]		569	66
	Realkredit Danmark AS 1.00% 10/1/2053[6]		188	21

				1,028

Collateralized mortgage-backed	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.637% 5/25/2043[5,6,8]	USD	196	200
obligations (privately originated)	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.237% 6/25/2043[5,6,8]		113	114
0.13%	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.037% 7/25/2043[5,6,8]		83	83
	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[5,6]		108	107

				504

Commercial mortgage-backed	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.176% 9/15/2036[5,6,8]		150	146
securities 0.13%	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.375% 10/15/2036[5,6,8]		110	108
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[5,6,8]		135	137
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,6,8]		100	103

				494

	Total mortgage-backed obligations			21,280

U.S. Treasury bonds & notes 5.47%
U.S. Treasury	U.S. Treasury 2.125% 11/30/2024		1,200	1,171
4.11%	U.S. Treasury 1.75% 3/15/2025		98	95
	U.S. Treasury 3.00% 7/15/2025		916	896
	U.S. Treasury 3.125% 8/15/2025		18	18
	U.S. Treasury 4.50% 11/15/2025		178	179
	U.S. Treasury 0.375% 11/30/2025		50	46
	U.S. Treasury 3.75% 4/15/2026		76	75
	U.S. Treasury 2.75% 4/30/2027		432	416
	U.S. Treasury 2.75% 7/31/2027		46	44
	U.S. Treasury 4.125% 9/30/2027		268	270
	U.S. Treasury 4.125% 10/31/2027		357	359
	U.S. Treasury 4.00% 2/29/2028		570	572
	U.S. Treasury 4.00% 6/30/2028		4,263	4,284
	U.S. Treasury 4.375% 8/31/2028		1,170	1,195
	U.S. Treasury 4.625% 9/30/2028		1,783	1,841
	U.S. Treasury 4.375% 11/30/2028		119	122
	U.S. Treasury 1.375% 11/15/2031		752	624
	U.S. Treasury 2.875% 5/15/2032		284	263
	U.S. Treasury 1.875% 2/15/2041[9]		920	663
	U.S. Treasury 2.25% 5/15/2041[9]		525	401
	U.S. Treasury 3.875% 5/15/2043		175	167
	U.S. Treasury 2.875% 11/15/2046		400	321
	U.S. Treasury 1.25% 5/15/2050		630	341
	U.S. Treasury 1.375% 8/15/2050		400	224
	U.S. Treasury 2.375% 5/15/2051[9]		490	351
	U.S. Treasury 2.00% 8/15/2051[9]		560	367

172  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 2.25% 2/15/2052	USD	180	$125
(continued)	U.S. Treasury 4.00% 11/15/2052		270	267
	U.S. Treasury 3.625% 2/15/2053		299	277

				15,974

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[3]		772	759
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[3]		516	505
securities	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[3]		354	337
1.36%	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3]		2,076	2,139
	U.S. Treasury Inflation-Protected Security 1.375% 7/15/2033[3]		709	688
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[3]		257	207
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3,9]		724	660

				5,295

	Total U.S. Treasury bonds & notes			21,269

Corporate bonds, notes & loans 5.00%
Financials 1.80%	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[10]	EUR	200	189
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,10]	USD	200	207
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[10]	EUR	200	228
	Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[10]	USD	200	197
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]		500	471
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]		161	162
	Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[10]		475	473
	BPCE SA 4.50% 1/13/2033	EUR	100	116
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,10]	USD	200	204
	Chubb INA Holdings, Inc. 3.35% 5/3/2026		10	10
	Chubb INA Holdings, Inc. 4.35% 11/3/2045		20	19
	Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[10]		103	101
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[10]		110	104
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[10]		29	28
	Commonwealth Bank of Australia 2.688% 3/11/2031[5]		225	185
	Corebridge Financial, Inc. 3.90% 4/5/2032		59	53
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[10]	EUR	200	192
	Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[10]		100	107
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]	USD	160	146
	Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[10]		78	68
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[10]		200	196
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[10]		360	386
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[10]		290	318
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[10]	EUR	100	122
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[10]	USD	186	172
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[10]		160	156
	Mastercard, Inc. 2.00% 11/18/2031		102	86
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[10]		200	184
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]		126	116
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[10]		72	63
	Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[10]	EUR	280	293
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[10]		175	167
	New York Life Insurance Co. 3.75% 5/15/2050[5]	USD	23	18
	Nordea Bank ABP 3.60% 6/6/2025[5]		200	196
	Royal Bank of Canada 1.20% 4/27/2026		175	162

American Funds Insurance Series  173

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[5,10]	USD	450	$447
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[10]		210	201
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]		400	367
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]		100	90

				7,000

Utilities	Alabama Power Co. 3.00% 3/15/2052		250	175
0.86%	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]		35	33
	CMS Energy Corp. 3.00% 5/15/2026		80	76
	Consumers Energy Co. 3.60% 8/15/2032		250	232
	Duke Energy Progress, LLC 3.70% 9/1/2028		75	73
	E.ON SE 1.625% 3/29/2031	EUR	240	240
	Edison International 4.125% 3/15/2028	USD	160	155
	Enel Américas SA 4.00% 10/25/2026		35	34
	Enel Finance International NV 1.875% 7/12/2028[5]		200	175
	Entergy Louisiana, LLC 4.75% 9/15/2052		100	92
	Exelon Corp. 3.40% 4/15/2026		150	145
	Interstate Power and Light Co. 2.30% 6/1/2030		50	43
	NextEra Energy Operating Partners, LP 7.25% 1/15/2029[5]		550	576
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]		85	83
	Pacific Gas and Electric Co. 2.95% 3/1/2026		25	24
	Pacific Gas and Electric Co. 2.10% 8/1/2027		100	90
	Pacific Gas and Electric Co. 3.00% 6/15/2028		140	128
	Pacific Gas and Electric Co. 4.65% 8/1/2028		114	110
	Pacific Gas and Electric Co. 4.55% 7/1/2030		31	30
	Pacific Gas and Electric Co. 2.50% 2/1/2031		600	495
	Pacific Gas and Electric Co. 3.25% 6/1/2031		50	43
	Pacific Gas and Electric Co. 3.50% 8/1/2050		137	95
	Xcel Energy, Inc. 3.35% 12/1/2026		216	208

				3,355

Communication	América Móvil, SAB de CV, 9.50% 1/27/2031	MXN	12,420	712
services	AT&T, Inc. 2.75% 6/1/2031	USD	165	145
0.51%	AT&T, Inc. 2.55% 12/1/2033		64	52
	AT&T, Inc. 4.30% 11/18/2034	EUR	100	117
	Comcast Corp. 0% 9/14/2026		100	102
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD	45	58
	Orange 9.00% 3/1/2031[10]		65	80
	Tencent Holdings, Ltd. 3.925% 1/19/2038		200	170
	T-Mobile USA, Inc. 2.05% 2/15/2028		200	181
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR	140	134
	Verizon Communications, Inc. 0.75% 3/22/2032		100	91
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD	168	148

				1,990

Health care	Amgen, Inc. 1.90% 2/21/2025		40	39
0.46%	Amgen, Inc. 2.20% 2/21/2027		30	28
	Amgen, Inc. 4.20% 3/1/2033		280	266
	Amgen, Inc. 5.65% 3/2/2053		61	64
	AstraZeneca Finance, LLC 2.25% 5/28/2031		69	60
	Becton, Dickinson and Co. 3.734% 12/15/2024		10	10
	Becton, Dickinson and Co. 3.70% 6/6/2027		43	42
	Becton, Dickinson and Co. 4.298% 8/22/2032		320	309
	Cigna Group (The) 4.125% 11/15/2025		80	79
	EMD Finance, LLC 3.25% 3/19/2025[5]		250	244
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		197	198

174  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	USD	21	$21
(continued)	Stryker Corp. 0.75% 3/1/2029	EUR	210	206
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026		100	108
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD	135	133

				1,807

Energy	Ecopetrol SA 6.875% 4/29/2030		160	159
0.41%	Equinor ASA 3.70% 3/1/2024		50	50
	Halliburton Co. 3.80% 11/15/2025		2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025		165	163
	ONEOK, Inc. 5.80% 11/1/2030		7	7
	ONEOK, Inc. 6.05% 9/1/2033		53	56
	Petroleos Mexicanos 4.875% 1/18/2024		10	10
	Petroleos Mexicanos 7.19% 9/12/2024	MXN	6,179	348
	Petroleos Mexicanos 4.25% 1/15/2025	USD	57	56
	Petroleos Mexicanos 6.875% 8/4/2026		211	205
	Petroleos Mexicanos 6.49% 1/23/2027		273	256
	Qatar Energy 3.125% 7/12/2041[5]		270	208
	TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10,11]		58	55

				1,575

Consumer	Amazon.com, Inc. 2.80% 8/22/2024		45	44
discretionary	BMW US Capital, LLC 3.90% 4/9/2025[5]		70	69
0.28%	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]		150	145
	Hyundai Capital America 1.50% 6/15/2026[5]		250	228
	Hyundai Capital America 2.375% 10/15/2027[5]		109	98
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]		185	183
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]		70	74
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]		59	64
	Stellantis Finance US, Inc. 2.691% 9/15/2031[5]		200	168
	Toyota Motor Credit Corp. 3.375% 4/1/2030		33	31

				1,104

Consumer staples	Altria Group, Inc. 2.20% 6/15/2027	EUR	270	288
0.21%	Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	USD	100	99
	BAT Capital Corp. 3.215% 9/6/2026		62	59
	BAT Capital Corp. 4.70% 4/2/2027		67	66
	BAT Capital Corp. 3.557% 8/15/2027		105	100
	BAT Capital Corp. 3.462% 9/6/2029		75	69
	Philip Morris International, Inc. 5.75% 11/17/2032		110	116

				797

Industrials	Canadian Pacific Railway Co. 3.10% 12/2/2051		164	119
0.16%	Carrier Global Corp. 2.242% 2/15/2025		6	6
	Carrier Global Corp. 2.493% 2/15/2027		7	6
	CSX Corp. 3.80% 4/15/2050		6	5
	CSX Corp. 2.50% 5/15/2051		75	48
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[5]		89	88
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[5]		200	193
	RTX Corp. 4.125% 11/16/2028		170	166

				631

American Funds Insurance Series  175

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	Broadcom, Inc. 4.00% 4/15/2029[5]	USD 21	$20
technology	Broadcom, Inc. 4.15% 11/15/2030	70	67
0.16%	Broadcom, Inc. 3.419% 4/15/2033[5]	53	47
	Broadcom, Inc. 3.137% 11/15/2035[5]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	270
	Oracle Corp. 2.65% 7/15/2026	216	205

			621

Real estate	American Tower Corp. 0.875% 5/21/2029	EUR 130	126
0.11%	Equinix, Inc. 2.15% 7/15/2030	USD 176	149
	Essex Portfolio, LP 3.50% 4/1/2025	120	117
	Essex Portfolio, LP 3.375% 4/15/2026	40	39

			431

Materials	Celanese US Holdings, LLC 6.379% 7/15/2032	50	53
0.04%	Vale Overseas, Ltd. 3.75% 7/8/2030	94	87

			140

	Total corporate bonds, notes & loans		19,451

Asset-backed obligations 0.24%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]	100	101
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]	100	100
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]	26	26
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.488% 12/18/2025[6,8]	48	49
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	125	125
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	148	152
	CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 6.108% 9/15/2025[6,8]	31	31
	Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.938% 2/15/2025[6,8]	9	9
	GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.938% 9/16/2025[6,8]	36	36
	Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.918% 5/15/2025[6,8]	29	29
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]	57	57
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.888% 11/15/2052[5,6,8]	94	94
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.908% 8/15/2025[6,8]	16	16
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[6]	1	1
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[5,6]	17	17
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]	76	75
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	19	19

			937

Federal agency bonds & notes 0.07%
	Korea Development Bank 4.375% 2/15/2033	270	265

176  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount (000)		Value (000)
Municipals 0.04%
Ohio 0.02%	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		USD	100	$76

Texas 0.02%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052			80	60

	Total municipals				136

	Total bonds, notes & other debt instruments (cost: $124,493,000)				120,659

Investment funds 2.14%			Shares
	Capital Group Central Corporate Bond Fund[12]			983,660	8,341

	Total Investment funds (cost: $7,862,000)				8,341

Short-term securities 8.84%		Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 3.45%
	Denmark (Kingdom of) 1/8/2024	5.149%	USD	7,000	6,990
	Japan Treasury 2/20/2024	(0.103)	JPY	230,900	1,638
	KfW 1/3/2024[5]	4.902	USD	3,000	2,998
	Québec (Province of) 1/16/2024[5]	4.821		1,800	1,795

					13,421

			Shares
Money market investments 3.34%
	Capital Group Central Cash Fund 5.44%[12,13]			129,760	12,974

			Principal amount (000)
Commercial paper 1.80%
	DNB Bank ASA 1/5/2024[5]	5.123	USD	7,000	6,993

			Shares
Money market investments purchased with collateral from securities on loan 0.25%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.29%[13,14]			498,946	499
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[13,14]			463,125	463

					962

	Total short-term securities (cost: $34,443,000)				34,350

	Total investment securities 104.03% (cost: $353,129,000)				404,423
	Other assets less liabilities (4.03)%				(15,659)

	Net assets 100.00%				$388,764

American Funds Insurance Series  177

American Funds Global Balanced Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
10 Year Australian Government Bond Futures	Long	4	3/15/2024	USD	318	$10
2 Year Euro-Schatz Futures	Long	12	3/11/2024		1,411	6
2 Year U.S. Treasury Note Futures	Long	51	4/3/2024		10,502	98
5 Year Euro-Bobl Futures	Long	40	3/11/2024		5,267	90
5 Year U.S. Treasury Note Futures	Long	74	4/3/2024		8,049	124
10 Year French Government Bond Futures	Long	10	3/11/2024		1,452	51
10 Year Italy Government Bond Futures	Short	2	3/11/2024		(263)	(9)
10 Year Euro-Bund Futures	Short	4	3/11/2024		(606)	(18)
10 Year Japanese Government Bond Futures	Short	6	3/20/2024		(6,243)	(20)
10 Year U.S. Treasury Note Futures	Long	24	3/28/2024		2,709	51
10 Year UK Gilt Futures	Long	13	3/28/2024		1,701	86
10 Year Canadian Government Bond Futures	Long	17	3/28/2024		1,593	1
10 Year Ultra U.S. Treasury Note Futures	Short	20	3/28/2024		(2,360)	(102)
20 Year U.S. Treasury Bond Futures	Long	3	3/28/2024		375	28
30 Year Euro-Buxl Futures	Short	5	3/11/2024		(782)	(50)
30 Year Ultra U.S. Treasury Bond Futures	Short	2	3/28/2024		(267)	1

						$347

Forward currency contracts

						Unrealized
Contract amount						appreciation
						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2023 (000)
EUR	1,455	USD	1,579	Morgan Stanley	1/8/2024	$28
SGD	160	USD	120	BNP Paribas	1/8/2024	1
CZK	2,000	USD	89	BNP Paribas	1/8/2024	— [15]
USD	133	EUR	120	Goldman Sachs	1/8/2024	— [15]
USD	208	EUR	190	Citibank	1/8/2024	(2)
USD	378	MXN	6,580	Goldman Sachs	1/8/2024	(8)
CNH	1,950	USD	272	BNP Paribas	1/9/2024	1
HUF	106,090	USD	304	JPMorgan Chase	1/9/2024	1
PLN	1,200	USD	303	JPMorgan Chase	1/9/2024	1
ZAR	5,500	USD	300	Morgan Stanley	1/9/2024	1
CNH	1,700	USD	239	UBS AG	1/9/2024	— [15]
USD	93	CNH	660	Goldman Sachs	1/9/2024	— [15]
USD	324	ZAR	6,130	UBS AG	1/9/2024	(11)
EUR	610	USD	659	Morgan Stanley	1/11/2024	15
JPY	43,220	USD	304	Citibank	1/12/2024	4
USD	241	CLP	210,000	Morgan Stanley	1/12/2024	3
USD	292	IDR	4,500,000	Citibank	1/12/2024	(1)
USD	59	COP	235,990	Morgan Stanley	1/12/2024	(2)
USD	114	JPY	16,280	Standard Chartered Bank	1/12/2024	(2)
USD	524	BRL	2,569	Standard Chartered Bank	1/12/2024	(5)
USD	293	COP	1,187,960	Standard Chartered Bank	1/12/2024	(12)
ILS	200	USD	55	BNP Paribas	1/18/2024	1
USD	594	AUD	905	BNP Paribas	1/18/2024	(23)
EUR	1,210	USD	1,302	Goldman Sachs	1/19/2024	35
THB	23,940	USD	671	Citibank	1/19/2024	26
MYR	800	USD	172	HSBC Bank	1/19/2024	3
EUR	450	USD	495	BNP Paribas	1/19/2024	2
GBP	50	USD	63	Morgan Stanley	1/19/2024	1

178  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

						Unrealized
Contract amount						appreciation
						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2023 (000)
GBP	100	USD	128	HSBC Bank	1/19/2024	$— [15]
USD	115	GBP	90	Goldman Sachs	1/19/2024	— [15]
JPY	183,389	USD	1,257	Morgan Stanley	1/22/2024	49
CHF	270	USD	313	Morgan Stanley	1/22/2024	9
EUR	670	USD	733	Bank of America	1/22/2024	7
CAD	580	USD	432	BNP Paribas	1/22/2024	6
SEK	3,570	USD	351	Bank of America	1/22/2024	4
EUR	160	USD	176	HSBC Bank	1/22/2024	1
IDR	6,500,000	USD	421	UBS AG	1/22/2024	1
USD	370	KRW	477,420	Bank of America	1/22/2024	1
PLN	720	USD	182	Citibank	1/22/2024	1
USD	46	PLN	180	BNP Paribas	1/22/2024	— [15]
EUR	203	CAD	300	HSBC Bank	1/22/2024	(2)
USD	145	MXN	2,500	Standard Chartered Bank	1/22/2024	(2)
USD	252	ZAR	4,660	UBS AG	1/22/2024	(2)
USD	709	BRL	3,489	Citibank	1/22/2024	(8)
USD	925	MXN	16,083	JPMorgan Chase	1/22/2024	(18)
THB	17,850	USD	511	UBS AG	1/23/2024	9
DKK	800	USD	118	Citibank	1/23/2024	1
JPY	22,000	USD	156	Bank of New York Mellon	1/23/2024	1
CNH	900	USD	127	Citibank	1/23/2024	— [15]
EUR	396	DKK	2,950	Citibank	1/23/2024	— [15]
CNH	13,200	USD	1,856	Goldman Sachs	1/23/2024	(1)
USD	262	MXN	4,500	Standard Chartered Bank	1/23/2024	(2)
NZD	280	USD	174	Standard Chartered Bank	1/25/2024	3
USD	483	JPY	68,000	HSBC Bank	1/26/2024	(1)
JPY	593,150	USD	4,153	Morgan Stanley	2/9/2024	82
USD	1,341	JPY	199,000	JPMorgan Chase	2/9/2024	(79)
MXN	15,470	USD	860	Goldman Sachs	2/14/2024	43
USD	1,823	JPY	230,900	HSBC Bank	2/16/2024	173
JPY	230,900	USD	1,808	HSBC Bank	2/16/2024	(158)
USD	1,809	JPY	230,900	HSBC Bank	2/20/2024	158
USD	483	BRL	2,410	Citibank	2/20/2024	(11)
USD	610	BRL	3,000	Bank of America	2/29/2024	(4)

						$318

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay					premium	appreciation
					Notional	Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount	12/31/2023	(received)	at 12/31/2023
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(5)	$—	$(5)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	(7)	—	(7)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,600	(9)	—	(9)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN3,200	(11)	—	(11)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN8,600	(31)	—	(31)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN8,900	(32)	—	(32)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN11,300	(41)	—	(41)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN2,500	(6)	—	(6)

American Funds Insurance Series  179

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

								Upfront	Unrealized
								premium	appreciation
Receive		Pay			Notional		Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount		12/31/2023	(received)	at 12/31/2023
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN	3,701	$(8)	$—	$(8)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	MXN	7,639	(19)	—	(19)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027	MXN	20,400	4	—	4
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP	1,715	137	—	137
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP	850	67	—	67
SOFR	Annual	3.29015%	Annual	1/13/2030	USD	2,870	33	—	33
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP	460	(50)	—	(50)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP	930	(103)	—	(103)

							$(81)	$—	$(81)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

							Upfront		Unrealized
							premium		appreciation
				Notional		Value at	paid		(depreciation)
Reference	Financing	Payment	Expiration	amount		12/31/2023	(received)		at 12/31/2023
index	rate paid	frequency	date	(000)		(000)	(000)		(000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD	50	$(1)	$—	[15]	$(1)

Centrally cleared credit default swaps on credit indices — sell protection

							Upfront	Unrealized
							premium	appreciation
				Notional		Value at	paid	(depreciation)
Financing	Payment	Reference	Expiration	amount[16]		12/31/2023[17]	(received)	at 12/31/2023
rate received	frequency	index	date	(000)		(000)	(000)	(000)
1.00%	Quarterly	ITRX.EUR.IG.40	12/20/2028	EUR	5,235	$113	$102	$11

Investments in affiliates12

					Net
				Net	unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2023	Additions	Reductions	gain (loss)	(depreciation)	12/31/2023	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Investment funds 2.14%
Capital Group Central Corporate Bond Fund	$5,532	$3,667	$1,209	$(77)	$428	$8,341	$219
Short-term securities 3.34%
Money market investments 3.34%
Capital Group Central Cash Fund 5.44%[13]	3,928	106,063	97,017	2	(2)	12,974	1,251

Total 5.48%				$(75)	$426	$21,315	$1,470

180  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $1,039,000, which represented .27% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Scheduled interest and/or principal payment was not received.
[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,573,000, which represented 4.52% of the net assets of the fund.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $860,000, which represented .22% of the net assets of the fund.
[10]	Step bond; coupon rate may change at a later date.
[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 12/31/2023.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	Amount less than one thousand.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NZD = New Zealand dollars

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series  181

The Bond Fund of America

Investment portfolio December 31, 2023

Bonds, notes & other debt instruments 96.16%		Principal amount (000)		Value (000)
Mortgage-backed obligations 40.41%
Federal agency	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD	15	$15
mortgage-backed	Fannie Mae Pool #256133 4.50% 1/1/2026[1]		18	18
obligations	Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]		57	55
37.67%	Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]		36	35
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]		21	21
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]		33	34
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]		366	383
	Fannie Mae Pool #924866 4.765% 10/1/2037[1,2]		138	135
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]		175	180
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]		788	812
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]		180	183
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]		775	779
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]		725	736
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]		153,419	131,585
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]		813	826
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]		445	452
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]		374	380
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]		255	259
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		9,218	7,883
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		2,424	2,071
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]		40	39
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		1,866	1,742
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]		807	757
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]		771	742
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]		132	127
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]		5,076	4,883
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]		305	290
	Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]		873	840
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]		38	37
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]		4,301	4,016
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]		2,375	2,291
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]		82	79
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]		2,456	2,425
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]		1,284	1,201
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]		16	15
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]		6,279	5,685
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]		5,045	4,690
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]		20,996	20,259
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]		19,101	17,834
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]		11	11
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		487	453
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]		1,294	1,167
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]		838	760
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]		2,486	2,321
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]		20,647	19,845
	Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]		13,713	12,769
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]		3,846	3,581
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]		6,075	5,656
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]		28,571	26,613
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		5,637	4,876
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]		16,520	14,897
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]		6,100	5,528
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]		1,909	1,705
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]		1,113	994
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]		4,194	3,449
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		1	1
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]		3,029	2,626
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]		1,023	887
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		366	327
	Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]		4,782	3,991
	Fannie Mae Pool #FP0051 2.00% 10/1/2050[1]		2,579	2,124

182  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	USD285	$247
mortgage-backed	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,694	1,513
obligations	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	6,875	5,954
(continued)	Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	17,342	15,727
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,151	947
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,150	1,027
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	7,227	5,945
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,747	4,726
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	24,386	20,830
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	72	64
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	440	366
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,886	5,076
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	4,755	3,964
	Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	1,431	1,225
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	31	26
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,497	3,837
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	4,065	3,481
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,452	3,084
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	416	371
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	18	15
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	570	475
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	324	289
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	224	200
	Fannie Mae Pool #FM7957 2.50% 7/1/2051[1]	17,109	14,724
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	14,957	12,868
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	496	428
	Fannie Mae Pool #FM8442 2.50% 8/1/2051[1]	8,656	7,389
	Fannie Mae Pool #FS1057 2.50% 8/1/2051[1]	171	146
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	1,541	1,382
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,181	1,011
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,657	3,264
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	145	119
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	1,092	974
	Fannie Mae Pool #MA4493 2.50% 12/1/2051[1]	433	368
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	26	24
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,116	996
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	19,707	16,135
	Fannie Mae Pool #BV3023 2.00% 2/1/2052[1]	12,616	10,325
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	6,461	5,316
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	815	667
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	37,582	33,914
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	4,095	3,349
	Fannie Mae Pool #BV4128 2.00% 3/1/2052[1]	4,069	3,331
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	2,240	1,833
	Fannie Mae Pool #BV4118 2.00% 3/1/2052[1]	1,245	1,018
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[1]	932	763
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	312	296
	Fannie Mae Pool #CB3597 3.50% 5/1/2052[1]	480	441
	Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,392	3,360
	Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,421	1,408
	Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	1,914	1,757
	Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	3,197	3,165
	Fannie Mae Pool #MA4731 3.50% 9/1/2052[1]	9,436	8,664
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	289	280
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	62	60
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	56,256	54,571
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,761	2,681
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,312	3,335
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,947	2,969
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	236	243
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	952	924

American Funds Insurance Series  183

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	USD136		$134
mortgage-backed	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,695		5,732
obligations	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	46		47
(continued)	Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	315		298
	Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	677		670
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	8,818		8,861
	Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	418		395
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	162		160
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,662		4,691
	Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,022		1,038
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	731		709
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	96		95
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	993		999
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	22,229		22,623
	Fannie Mae Pool #FS4919 2.50% 5/1/2053[1]	1,933		1,646
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	64,824		64,153
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,187		3,157
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,876		6,906
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	987		993
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	8,693		8,830
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	12,111		12,165
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,842		7,893
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,603		4,676
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,863		2,914
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	2,054		2,090
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	51,368		50,831
	Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	675		668
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	99		98
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	9,141		9,183
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	20,790		21,312
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	494		496
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	176		178
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	21,213		21,746
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	5,502		5,526
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	99,368		100,918
	Fannie Mae Pool #MA5192 6.50% 11/1/2053[1]	26,581		27,248
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,787		9,799
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	8,204		7,452
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	17,627		15,537
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	20,676		17,746
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,219		1,185
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	—	[3]	—	[3]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	5		5
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	16		17
	Fannie Mae, Series 2002-W1, Class 2A, 4.68% 2/25/2042[1,2]	19		18
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	84		81
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,738		1,684
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	46		48
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	35		33
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	44		46
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	33		34
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	63		65
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	230		238
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	2,071		1,783
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	147		147
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	6,177		5,314
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	157		157
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	10,691		9,167
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	367		379
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,423		2,072
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,379		2,032

184  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	USD5,100	$4,356
mortgage-backed	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	18,530	17,065
obligations	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	101	92
(continued)	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	920	884
	Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	563	545
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,714	4,287
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	12,138	11,406
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	891	855
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	290	272
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	1,238	1,193
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	697	650
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,805	1,680
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	9,887	9,222
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	27,054	24,397
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	5,424	4,702
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	396	354
	Freddie Mac Pool #SI2077 2.00% 9/1/2050[1]	2,081	1,715
	Freddie Mac Pool #SD8090 2.00% 9/1/2050[1]	1,283	1,056
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,915	1,710
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	6,796	5,891
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,326	1,091
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	12,145	10,403
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	477	397
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	108	89
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	78,386	64,383
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,381	1,135
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,244	1,106
	Freddie Mac Pool #SD1852 2.50% 6/1/2051[1]	13,009	11,104
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,624	2,257
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,619	5,949
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	18,045	15,505
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,213	1,083
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	7,324	6,535
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	2,029	1,820
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,541	1,328
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,398	1,248
	Freddie Mac Pool #QD2025 3.50% 11/1/2051[1]	1,112	1,020
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	20	18
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	10,186	8,774
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	4,234	3,605
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,475	4,013
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	743	686
	Freddie Mac Pool #QD8207 2.00% 3/1/2052[1]	2,691	2,203
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	98	80
	Freddie Mac Pool #QD7603 2.00% 3/1/2052[1]	6	5
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	15,685	14,397
	Freddie Mac Pool #QE4855 3.50% 6/1/2052[1]	67	61
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	286	296
	Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,103	2,084
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	638	571
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	78	76
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	354	344
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	293	284
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	89	86
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	53	51
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	35	34
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,689	6,736
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	18,953	18,217
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	6,509	6,260
	Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	12,919	12,803
	Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,602	3,569

American Funds Insurance Series  185

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	USD2,347	$2,362
mortgage-backed	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	62	64
obligations	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	48	49
(continued)	Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,079	1,021
	Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	688	651
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	217	215
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	16,569	16,073
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,883	4,915
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	213	206
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	5,164	5,117
	Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	665	658
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	605	599
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	12,989	13,049
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,684	4,713
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	211	200
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	36	35
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	9,582	9,624
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,965	4,988
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,775	2,792
	Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	595	563
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	1,661	1,644
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	25,348	25,460
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,386	3,443
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	876	901
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	756	778
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	711	737
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	692	720
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	480	500
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	365	377
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	268	274
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	197	206
	Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	555	524
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	67	64
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	40,419	39,997
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	57,146	57,390
	Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	496	469
	Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	407	384
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	1,447	1,453
	Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	30,265	30,737
	Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	23,160	23,532
	Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	17,404	17,680
	Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,802	16,053
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	314,121	322,008
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	1,832	1,840
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	29,800	30,265
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	5,120	5,249
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	6,368	6,395
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	12,925	13,126
	Freddie Mac Pool #SD8385 6.50% 12/1/2053[1]	6,399	6,560
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	5,410	5,433
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	16,744	17,006
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	48	48
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	114	116
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,458
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	108	92
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	98	84
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	7,249	6,850
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,703	1,606

186  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	USD9,590	$9,072
obligations	Government National Mortgage Assn. 3.00% 1/1/2054[1,4]	411	372
(continued)	Government National Mortgage Assn. 4.00% 1/1/2054[1,4]	4,000	3,819
	Government National Mortgage Assn. 5.50% 1/1/2054[1,4]	53,595	53,988
	Government National Mortgage Assn. 6.00% 1/1/2054[1,4]	25	25
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	10,853	10,468
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	30	30
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,564	4,511
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	10,089	9,485
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,182	1,849
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,795	3,216
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	9,007	7,765
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	3,263	2,807
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	3,239	2,777
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,995	4,318
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,621	4,041
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,753	3,228
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,618	5,087
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	24,576	22,882
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	8,710	8,314
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	3,826	3,652
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,843	3,750
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	20,238	19,747
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,516	3,491
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,423	8,219
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,750	13,417
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,517	1,157
	Uniform Mortgage-Backed Security 2.00% 1/1/2039[1,4]	3,499	3,138
	Uniform Mortgage-Backed Security 2.50% 1/1/2039[1,4]	4,156	3,830
	Uniform Mortgage-Backed Security 2.00% 2/1/2039[1,4]	2,346	2,090
	Uniform Mortgage-Backed Security 2.50% 2/1/2039[1,4]	3,389	3,124
	Uniform Mortgage-Backed Security 2.00% 1/1/2054[1,4]	100,436	82,107
	Uniform Mortgage-Backed Security 2.50% 1/1/2054[1,4]	212,594	180,887
	Uniform Mortgage-Backed Security 3.00% 1/1/2054[1,4]	87,960	77,821
	Uniform Mortgage-Backed Security 3.50% 1/1/2054[1,4]	66,858	61,342
	Uniform Mortgage-Backed Security 4.00% 1/1/2054[1,4]	154,909	146,528
	Uniform Mortgage-Backed Security 4.50% 1/1/2054[1,4]	228,894	221,902
	Uniform Mortgage-Backed Security 5.00% 1/1/2054[1,4]	22,426	22,189
	Uniform Mortgage-Backed Security 5.50% 1/1/2054[1,4]	113,139	113,634
	Uniform Mortgage-Backed Security 6.00% 1/1/2054[1,4]	17,798	18,073
	Uniform Mortgage-Backed Security 7.00% 1/1/2054[1,4]	82,390	84,994
	Uniform Mortgage-Backed Security 3.50% 2/1/2054[1,4]	26,140	24,008
	Uniform Mortgage-Backed Security 4.00% 2/1/2054[1,4]	70,855	67,083
	Uniform Mortgage-Backed Security 4.50% 2/1/2054[1,4]	44,700	43,361
	Uniform Mortgage-Backed Security 5.00% 2/1/2054[1,4]	113,650	112,496
	Uniform Mortgage-Backed Security 5.50% 2/1/2054[1,4]	51,000	51,231
	Uniform Mortgage-Backed Security 6.00% 2/1/2054[1,4]	299,110	303,725
	Uniform Mortgage-Backed Security 6.50% 2/1/2054[1,4]	3,500	3,587
	Uniform Mortgage-Backed Security 6.00% 3/1/2054[1,4]	201,300	204,060

			4,146,468

Commercial	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,5]	389	367
mortgage-backed securities	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	732
1.72%	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	94
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[1,2]	3,500	3,633
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,2]	684	723
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	532
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	194

American Funds Insurance Series  187

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	USD126	$119
securities (continued)	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,362
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	892
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	252
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,402
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	751
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.131% 5/15/2039[1,2,5]	8,575	8,539
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.26% 4/15/2037[1,2,5]	3,822	3,773
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.477% 6/15/2027[1,2,5]	8,476	8,505
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.176% 9/15/2036[1,2,5]	14,727	14,364
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.426% 9/15/2036[1,2,5]	570	556
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.375% 10/15/2036[1,2,5]	5,292	5,179
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.773% 10/15/2036[1,2,5]	995	964
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.122% 10/15/2036[1,2,5]	996	964
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.224% 11/15/2036[1,2,5]	11,575	11,397
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.853% 4/15/2037[1,2,5]	4,505	4,477
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.146% 6/15/2038[1,2,5]	3,499	3,446
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.346% 6/15/2038[1,2,5]	405	397
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.576% 6/15/2038[1,2,5]	274	269
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.876% 6/15/2038[1,2,5]	693	678
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.326% 11/15/2038[1,2,5]	9,979	9,848
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.726% 11/15/2038[1,2,5]	339	334
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.976% 11/15/2038[1,2,5]	100	98
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.326% 11/15/2038[1,2,5]	151	148
	BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.532% 10/15/2039[1,2,5]	3,198	3,206
	BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.643% 6/15/2040[1,2,5]	3,891	3,903
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,2,5]	19,044	19,310
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	582
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[1]	350	346
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	1,137	1,108
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,2,5]	8,924	8,874
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	966	998
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,5]	1,121	1,154
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,2,5]	862	886
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	186
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.556% 7/15/2038[1,2,5]	2,688	2,666

188  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.856% 7/15/2038[1,2,5]	USD613	$604
securities (continued)	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.176% 7/15/2038[1,2,5]	836	824
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.726% 7/15/2038[1,2,5]	640	630
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,474
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]	449	435
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,5]	1,212	1,261
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,5]	1,897	1,536
	Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.252% 12/15/2036[1,2,5]	3,894	3,881
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	369
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	94
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,296
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[1]	2,107	2,095
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	600
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	223
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	7,867	6,630
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,920
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.277% 4/15/2038[1,2,5]	142	141
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]	5,166	5,098
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	396
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	233
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	683
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]	4,065	3,367
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.053% 7/15/2036[1,2,5]	9,351	9,186
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.402% 7/15/2036[1,2,5]	1,000	981
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.207% 11/15/2038[1,2,5]	8,362	8,231
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.556% 11/15/2038[1,2,5]	252	247
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.805% 11/15/2038[1,2,5]	135	132
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,373	2,300
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	2,550	2,444
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	916
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	195

			189,630

American Funds Insurance Series  189

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,5]	USD2,406	$1,976
mortgage-backed	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	112	104
obligations (privately originated)	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	5,355	4,965
1.02%	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,5]	791	716
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,5]	443	423
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	4,470	4,054
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,2,5]	2,149	2,081
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,5]	445	432
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,2,5]	1,102	1,056
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,5]	6,182	5,812
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,5]	182	166
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,5]	1,411	1,202
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.087% 5/25/2042[1,2,5]	262	270
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.737% 12/25/2042[1,2,5]	609	621
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.637% 5/25/2043[1,2,5]	3,254	3,325
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.237% 6/25/2043[1,2,5]	2,224	2,241
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.037% 7/25/2043[1,2,5]	1,243	1,248
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	1,545	1,430
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	1,975	2,197
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	2,498	2,784
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[1,2,5]	1,950	1,606
	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[1,2,5]	1,817	1,495
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,5]	1,910	1,576
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,2,5]	2,985	2,459
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,5]	2,085	1,715
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.337% 4/25/2042[1,2,5]	1,199	1,211
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.537% 5/25/2042[1,2,5]	58	58
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.287% 6/25/2042[1,2,5]	219	225
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.487% 9/25/2042[1,2,5]	452	457
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.037% 9/25/2042[1,2,5]	1,519	1,601
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.302% 2/25/2050[1,2,5]	2,274	2,310
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.452% 8/25/2050[1,2,5]	814	916
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,5]	3,050	2,652
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	5,021	4,542
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,2,5]	833	686
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	3,090	3,072
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,2,5]	759	735
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	2,327	2,254
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.32% 11/25/2055[1,2,5]	16,160	16,103
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,5]	2,663	2,364
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,5]	3,280	2,750
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,120	1,047

190  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,5]	USD1,555	$1,502
obligations (privately originated)	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	9,310	8,233
(continued)	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,7]	1,680	1,561
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2028[1,5]	4,722	4,662
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	5,033	4,595
	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[1,5]	2,227	2,202

			111,692

	Total mortgage-backed obligations		4,447,790

Corporate bonds, notes & loans 31.70%
Financials	AerCap Ireland Capital DAC 1.65% 10/29/2024	1,568	1,514
9.85%	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,822
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,640
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,531
	AerCap Ireland Capital DAC 6.45% 4/15/2027[5]	3,994	4,138
	AerCap Ireland Capital DAC 5.75% 6/6/2028	4,065	4,164
	AerCap Ireland Capital DAC 3.00% 10/29/2028	9,124	8,335
	AerCap Ireland Capital DAC 3.30% 1/30/2032	7,869	6,851
	AerCap Ireland Capital DAC 3.40% 10/29/2033	3,939	3,385
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[5,6]	1,597	1,684
	Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,489
	Ally Financial, Inc. 8.00% 11/1/2031	6,872	7,504
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	604	616
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]	359	390
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	4,565	4,559
	American International Group, Inc. 5.125% 3/27/2033	2,749	2,792
	Aon Corp. 5.35% 2/28/2033	1,083	1,111
	Banco Santander, SA 5.147% 8/18/2025	4,000	3,978
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]	1,400	1,267
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	1,970	1,894
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	2,507	2,503
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[6]	1,487	1,363
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	4,295	3,981
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	2,635	2,577
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	9,480	9,545
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	2,773	2,445
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[6]	4,902	4,227
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	21,177	17,204
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	36,155	29,536
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	11,270	11,302
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	4,855	5,085
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	4,850	4,907
	Bank of Montreal 5.30% 6/5/2026	1,370	1,384
	Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,392
	Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[6]	4,525	4,509
	Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[6]	2,085	2,104
	Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[6]	980	1,021
	Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[6]	3,530	3,663
	Barclays PLC 6.692% 9/13/2034 (USD-SOFR + 2.62% on 9/13/2033)[6]	420	449
	Block, Inc. 2.75% 6/1/2026	1,975	1,864
	Block, Inc. 3.50% 6/1/2031	825	734
	BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[5,6]	3,200	2,933
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	13,134	12,158
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	3,594	3,129
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[5,6]	5,650	4,783

American Funds Insurance Series  191

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	BPCE SA 5.15% 7/21/2024[5]	USD5,481	$5,435
(continued)	BPCE SA 1.625% 1/14/2025[5]	2,980	2,872
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]	4,729	4,404
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]	2,150	2,168
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[5,6]	5,640	5,945
	BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[5,6]	250	200
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,6]	6,195	6,226
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[5,6]	980	1,005
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	3,650	3,726
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	700	740
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]	2,430	2,403
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	515	514
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	2,445	2,509
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[6]	2,180	2,287
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]	1,776	1,834
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]	4,795	5,056
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	427
	Chubb INA Holdings, Inc. 3.35% 5/3/2026	2,020	1,967
	Chubb INA Holdings, Inc. 4.35% 11/3/2045	2,015	1,896
	Citibank, NA 5.803% 9/29/2028	4,100	4,284
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,778
	Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[6]	6,304	5,771
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]	13,528	12,753
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	1,030	879
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]	3,090	2,780
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	995	1,065
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	140	145
	Corebridge Financial, Inc. 3.50% 4/4/2025	239	233
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,766
	Corebridge Financial, Inc. 3.85% 4/5/2029	5,794	5,465
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,586
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	307
	Corebridge Financial, Inc. 4.40% 4/5/2052	651	547
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[5,6]	4,450	4,224
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[5,6]	2,450	2,257
	Credit Suisse AG 7.50% 2/15/2028	2,445	2,679
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[5,6]	2,990	2,699
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	2,975	2,885
	Deutsche Bank AG 0.898% 5/28/2024	2,500	2,456
	Deutsche Bank AG 3.70% 5/30/2024	5,150	5,098
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	3,673	3,614
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,106
	Deutsche Bank AG 4.10% 1/13/2026	857	841
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	27,047	25,368
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	7,536	6,895
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	10,418	9,569
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	8,853	9,276
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	4,775	5,030
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	4,550	3,996
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	3,235	2,713
	Discover Financial Services 7.964% 11/2/2034 (USD-SOFR Index + 3.37% on 11/2/2033)[6]	1,015	1,130
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	1,200	1,095
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[6]	EUR1,080	1,132
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[6]	1,440	1,482
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[6]	3,210	3,830
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	USD205	214

192  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Five Corners Funding Trust III 5.791% 2/15/2033[5]	USD942	$1,001
(continued)	Five Corners Funding Trust IV 5.997% 2/15/2053[5]	360	390
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	3,030	2,795
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	13,275	12,046
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	12,997	11,894
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	3,703	3,434
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	5,534	5,310
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[6]	5,114	5,026
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	7,324	6,958
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]	1,950	2,070
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	10,662	9,156
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	3,160	2,307
	Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD CME Term SOFR + 4.096% on 11/10/2026)[6]	1,750	1,714
	HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[6]	5,270	4,839
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	14,232	12,433
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	5,250	4,385
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	4,463	3,710
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]	2,100	2,233
	Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	269	253
	Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	3,206	2,931
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]	1,680	1,716
	ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[6]	840	882
	Intercontinental Exchange, Inc. 4.35% 6/15/2029	8,710	8,692
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	4,601	4,583
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	5,327	5,327
	Intesa Sanpaolo SpA 5.017% 6/26/2024[5]	68,143	67,459
	Intesa Sanpaolo SpA 3.25% 9/23/2024[5]	770	756
	Intesa Sanpaolo SpA 5.71% 1/15/2026[5]	15,400	15,334
	Intesa Sanpaolo SpA 3.875% 7/14/2027[5]	6,250	5,824
	Intesa Sanpaolo SpA 3.875% 1/12/2028[5]	1,986	1,845
	Intesa Sanpaolo SpA 7.20% 11/28/2033[5]	2,755	2,939
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,6]	5,100	5,265
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	705	647
	JPMorgan Chase & Co. 0.969% 6/23/2025 (USD-SOFR + 0.58% on 6/23/2024)[6]	5,870	5,734
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	2,435	2,345
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	3,272	3,220
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	323	297
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]	2,813	2,597
	JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[6]	5,965	5,407
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]	1,400	1,441
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	9,282	8,737
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	14,951	14,963
	JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[6]	9,600	9,103
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[6]	11,980	11,650
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	2,240	2,274
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[6]	55	58
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	1,126	916
	JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[6]	3,727	3,154
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	5,313	4,435
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]	553	474
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	1,145	1,162
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[6]	4,470	4,848
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	2,415	2,223

American Funds Insurance Series  193

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	KBC Groep NV 5.796% 1/19/2029
(continued)	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]	USD1,375	$1,399
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[5,6]	5,875	6,213
	Korea Exchange Bank 3.25% 3/30/2027[5]	1,315	1,258
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]	2,675	2,582
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	1,625	1,655
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]	2,705	2,773
	LPL Holdings, Inc. 6.75% 11/17/2028	3,646	3,889
	Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	490	516
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	222	242
	Mastercard, Inc. 4.85% 3/9/2033	287	297
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[5,6,8]	1,405	1,513
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,429
	MetLife, Inc. 5.375% 7/15/2033	1,279	1,334
	Metropolitan Life Global Funding I 5.40% 9/12/2028[5]	840	863
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	619	630
	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[6]	2,960	2,855
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]	6,200	5,668
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]	2,225	2,027
	Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[6]	2,970	2,750
	Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[6]	2,945	2,865
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]	1,430	1,457
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	763	775
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]	4,615	4,219
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]	1,701	1,751
	Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[6]	2,390	2,469
	Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[6]	3,065	3,056
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	2,300	2,262
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	13,336	12,187
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	9,403	9,451
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	21,869	22,007
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	85	68
	Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	11,777	9,617
	Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[6]	2,670	2,212
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	11,543	11,720
	Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,855
	MSCI, Inc. 3.25% 8/15/2033[5]	2,750	2,302
	Nasdaq, Inc. 5.35% 6/28/2028	553	570
	Nasdaq, Inc. 5.55% 2/15/2034	1,178	1,225
	Nasdaq, Inc. 5.95% 8/15/2053	307	330
	Nasdaq, Inc. 6.10% 6/28/2063	100	108
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]	3,555	3,588
	NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[6]	1,140	1,198
	Navient Corp. 6.75% 6/25/2025	425	430

194  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[5]	USD2,090	$2,101
(continued)	Onemain Finance Corp. 7.125% 3/15/2026	250	255
	PayPal Holdings, Inc. 5.05% 6/1/2052	1,031	1,041
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	4,896	5,004
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	7,232	8,032
	Royal Bank of Canada 4.90% 1/12/2028	360	364
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,654
	Santander Holdings USA, Inc. 3.50% 6/7/2024	8,325	8,239
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]	5,100	5,274
	SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[5]	1,120	1,133
	Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[5,6]	562	591
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]	1,640	1,547
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	6,337	6,386
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,462
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,017
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,082
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	394
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[5]	1,400	1,441
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[6,9]	1,530	21
	Swedbank AB 6.136% 9/12/2026[5]	2,100	2,143
	Synchrony Financial 4.375% 3/19/2024	3,640	3,628
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	1,060	980
	Toronto-Dominion Bank (The) 5.156% 1/10/2028	7,520	7,639
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	3,480	3,585
	Travelers Companies, Inc. 2.55% 4/27/2050	623	410
	Travelers Companies, Inc. 5.45% 5/25/2053	163	176
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[6]	1,370	1,395
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]	2,605	2,568
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	2,396	2,589
	Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[6]	2,750	2,665
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	1,223	1,248
	U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[6]	2,440	2,405
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	3,119	2,989
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	2,662	2,747
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[5,6]	850	832
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,6]	7,609	7,240
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[5,6]	11,200	10,279
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[5,6]	6,623	5,987
	UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[5,6]	1,265	1,315
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[5,6]	2,655	2,772
	UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[5,6,8]	1,202	1,074
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	9,636	8,981
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[5,6]	1,392	1,111
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]	7,869	6,706
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[5,6]	4,038	3,315
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[5,6]	9,662	10,317
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[5,6]	5,000	6,150
	UniCredit SpA 4.625% 4/12/2027[5]	1,395	1,364
	UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,6]	16,130	15,798
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	426
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	3,524	3,456
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	6,615	6,314

American Funds Insurance Series  195

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	USD678	$621
(continued)	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	13,490	13,398
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	2,545	2,600
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]	5,785	6,101
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	19,316	19,411
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]	188	192
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	8,217	8,944
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	5,719	5,148
	Willis North America, Inc. 4.65% 6/15/2027	930	921

			1,083,809

Health care	Amgen, Inc. 5.507% 3/2/2026	725	725
4.05%	Amgen, Inc. 5.15% 3/2/2028	5,326	5,455
	Amgen, Inc. 4.05% 8/18/2029	7,429	7,277
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,552
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,935
	Amgen, Inc. 4.20% 3/1/2033	8,502	8,092
	Amgen, Inc. 5.25% 3/2/2033	7,992	8,197
	Amgen, Inc. 4.875% 3/1/2053	3,360	3,143
	Amgen, Inc. 4.40% 2/22/2062	196	166
	AstraZeneca Finance, LLC 1.75% 5/28/2028	897	803
	AstraZeneca Finance, LLC 4.90% 3/3/2030	66	68
	AstraZeneca Finance, LLC 2.25% 5/28/2031	1,159	1,000
	AstraZeneca Finance, LLC 4.875% 3/3/2033	2,520	2,607
	AstraZeneca PLC 4.00% 1/17/2029	5,920	5,848
	Bausch Health Companies, Inc. 4.875% 6/1/2028[5]	830	501
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,277
	Bayer US Finance, LLC 6.25% 1/21/2029[5]	2,302	2,355
	Bayer US Finance, LLC 6.375% 11/21/2030[5]	4,478	4,611
	Bayer US Finance, LLC 6.50% 11/21/2033[5]	1,395	1,443
	Bayer US Finance, LLC 6.875% 11/21/2053[5]	578	616
	Bristol-Myers Squibb Co. 5.90% 11/15/2033	4,402	4,798
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,341
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,728
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,993
	Centene Corp. 4.25% 12/15/2027	14,860	14,330
	Centene Corp. 2.45% 7/15/2028	12,410	11,062
	Centene Corp. 4.625% 12/15/2029	14,945	14,347
	Centene Corp. 3.375% 2/15/2030	15,718	14,122
	Centene Corp. 2.50% 3/1/2031	8,550	7,135
	Centene Corp. 2.625% 8/1/2031	2,510	2,085
	CVS Health Corp. 5.125% 2/21/2030	1,720	1,748
	CVS Health Corp. 5.25% 1/30/2031	960	985
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,170
	CVS Health Corp. 5.30% 6/1/2033	2,393	2,457
	CVS Health Corp. 5.625% 2/21/2053	40	41
	CVS Health Corp. 5.875% 6/1/2053	4,897	5,157
	CVS Health Corp. 6.00% 6/1/2063	1,344	1,428
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,490
	Elevance Health, Inc. 4.10% 5/15/2032	6,161	5,887
	Elevance Health, Inc. 4.75% 2/15/2033	887	888
	Elevance Health, Inc. 4.55% 5/15/2052	271	248
	Elevance Health, Inc. 5.125% 2/15/2053	784	786
	Eli Lilly and Co. 3.375% 3/15/2029	1,035	996
	Eli Lilly and Co. 4.70% 2/27/2033	5,162	5,296
	Eli Lilly and Co. 4.875% 2/27/2053	4,603	4,765
	Eli Lilly and Co. 4.95% 2/27/2063	144	149
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	4,895	5,069
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	207	218

196  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	GE HealthCare Technologies, Inc. 5.905% 11/22/2032	USD7,896	$8,426
(continued)	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	215	250
	Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,483
	Gilead Sciences, Inc. 5.55% 10/15/2053	4,978	5,398
	HCA, Inc. 5.20% 6/1/2028	4,165	4,210
	HCA, Inc. 2.375% 7/15/2031	2,233	1,841
	HCA, Inc. 3.625% 3/15/2032	2,400	2,147
	HCA, Inc. 4.625% 3/15/2052	226	192
	Johnson & Johnson 0.95% 9/1/2027	12,708	11,345
	Johnson & Johnson 2.10% 9/1/2040	670	477
	Johnson & Johnson 2.25% 9/1/2050	1,758	1,165
	Laboratory Corporation of America Holdings 1.55% 6/1/2026	773	714
	Laboratory Corporation of America Holdings 4.70% 2/1/2045	3,975	3,673
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,486
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,837
	Merck & Co., Inc. 4.90% 5/17/2044	380	385
	Merck & Co., Inc. 2.75% 12/10/2051	808	556
	Merck & Co., Inc. 5.00% 5/17/2053	895	921
	Merck & Co., Inc. 5.15% 5/17/2063	208	217
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,375
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,442	4,454
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,747	3,828
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	1,558	1,282
	Roche Holdings, Inc. 1.93% 12/13/2028[5]	7,545	6,741
	Roche Holdings, Inc. 2.076% 12/13/2031[5]	9,309	7,842
	Roche Holdings, Inc. 2.607% 12/13/2051[5]	645	434
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	13,390	12,886
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,427
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	68,853	63,802
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,441
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	31,653
	Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	985	1,027
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,334
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	403
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,664	1,629
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	1,017
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	859
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	434
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	68
	Zoetis, Inc. 5.60% 11/16/2032	1,063	1,140

			445,189

Utilities	AEP Texas, Inc. 3.45% 5/15/2051	1,380	990
4.03%	Alabama Power Co. 3.00% 3/15/2052	3,219	2,253
	Alfa Desarrollo SpA 4.55% 9/27/2051[5]	999	781
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	482
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,465
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	908
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	2,400	2,250
	Comision Federal de Electricidad 4.688% 5/15/2029[5]	3,655	3,444
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,474
	Consumers Energy Co. 4.625% 5/15/2033	3,500	3,496
	Consumers Energy Co. 3.10% 8/15/2050	939	692
	DTE Energy Co. 3.00% 3/1/2032	259	230
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	341
	Duke Energy Corp. 3.75% 4/15/2024	3,826	3,806
	Duke Energy Florida, LLC 5.875% 11/15/2033	370	399
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,259
	Duke Energy Florida, LLC 3.00% 12/15/2051	293	200

American Funds Insurance Series  197

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Duke Energy Florida, LLC 5.95% 11/15/2052	USD575	$630
(continued)	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,644
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,467
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	406
	Edison International 4.95% 4/15/2025	175	174
	Edison International 5.75% 6/15/2027	3,181	3,251
	Edison International 4.125% 3/15/2028	4,219	4,079
	Edison International 5.25% 11/15/2028	4,350	4,381
	Edison International 6.95% 11/15/2029	2,425	2,634
	Electricité de France SA 5.70% 5/23/2028[5]	675	699
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR2,800	2,757
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	USD1,025	1,147
	Emera US Finance, LP 0.833% 6/15/2024	600	585
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,615
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[5]	1,310	1,229
	Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,268
	Entergy Louisiana, LLC 4.75% 9/15/2052	395	364
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,678
	FirstEnergy Corp. 2.65% 3/1/2030	12,524	10,834
	FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,629
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	12,178	11,720
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	4,000	3,631
	Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,546
	Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,659
	Florida Power & Light Co. 2.45% 2/3/2032	1,844	1,585
	Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,675
	Florida Power & Light Co. 4.80% 5/15/2033	1,085	1,098
	Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,315
	Georgia Power Co. 4.65% 5/16/2028	1,050	1,059
	Georgia Power Co. 4.95% 5/17/2033	1,845	1,861
	Georgia Power Co. 3.70% 1/30/2050	190	150
	Israel Electric Corp., Ltd. 4.25% 8/14/2028[5]	10,190	9,563
	Israel Electric Corp., Ltd. 3.75% 2/22/2032[5]	340	290
	Jersey Central Power & Light Co. 2.75% 3/1/2032[5]	525	444
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[5]	425	411
	Mississippi Power Co. 4.25% 3/15/2042	5,020	4,289
	Monongahela Power Co. 3.55% 5/15/2027[5]	1,700	1,629
	NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,417
	NiSource, Inc. 5.40% 6/30/2033	650	671
	Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	205	203
	Oncor Electric Delivery Co., LLC 5.65% 11/15/2033[5]	2,650	2,825
	Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,967
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	26,430
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,284
	Pacific Gas and Electric Co. 3.30% 3/15/2027	5,645	5,282
	Pacific Gas and Electric Co. 3.30% 12/1/2027	9,512	8,886
	Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,319
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,075	12,258
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,592
	Pacific Gas and Electric Co. 6.10% 1/15/2029	3,760	3,894
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	33,794
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	17,836
	Pacific Gas and Electric Co. 6.15% 1/15/2033	518	538
	Pacific Gas and Electric Co. 6.40% 6/15/2033	11,554	12,169
	Pacific Gas and Electric Co. 6.95% 3/15/2034	1,582	1,740
	Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	7,260
	Pacific Gas and Electric Co. 3.75% 8/15/2042	106	79
	Pacific Gas and Electric Co. 4.75% 2/15/2044	336	281

198  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Pacific Gas and Electric Co. 4.95% 7/1/2050	USD540	$462
(continued)	Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	10,331
	Pacific Gas and Electric Co. 6.75% 1/15/2053	185	202
	PacifiCorp 4.15% 2/15/2050	475	386
	PacifiCorp 3.30% 3/15/2051	325	226
	PacifiCorp 2.90% 6/15/2052	111	72
	PacifiCorp 5.35% 12/1/2053	1,748	1,684
	PacifiCorp 5.50% 5/15/2054	4,363	4,291
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,559
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,605
	Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,246
	Public Service Electric and Gas Co. 5.45% 8/1/2053	175	189
	Puget Energy, Inc. 3.65% 5/15/2025	300	293
	Southern California Edison Co. 4.90% 6/1/2026	1,375	1,382
	Southern California Edison Co. 4.20% 3/1/2029	10,726	10,526
	Southern California Edison Co. 2.85% 8/1/2029	6,945	6,336
	Southern California Edison Co. 2.50% 6/1/2031	5,044	4,325
	Southern California Edison Co. 5.95% 11/1/2032	1,100	1,182
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,747
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,692
	Southern California Edison Co. 5.625% 2/1/2036	7,051	7,198
	Southern California Edison Co. 5.55% 1/15/2037	3,844	3,858
	Southern California Edison Co. 5.95% 2/1/2038	5,121	5,378
	Southern California Edison Co. 3.60% 2/1/2045	2,417	1,882
	Southern California Edison Co. 4.00% 4/1/2047	9,334	7,629
	Southern California Edison Co. 3.65% 2/1/2050	14,600	11,323
	Southern California Edison Co. 3.65% 6/1/2051	623	470
	Southern California Edison Co. 3.45% 2/1/2052	515	376
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,307
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,270	1,534
	Union Electric Co. 2.15% 3/15/2032	3,175	2,634
	Virginia Electric & Power 2.30% 11/15/2031	1,700	1,430
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,169
	WEC Energy Group, Inc. 5.60% 9/12/2026	400	407
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	427
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	829
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	248
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,516
	Xcel Energy, Inc. 1.75% 3/15/2027	4,363	3,981
	Xcel Energy, Inc. 2.60% 12/1/2029	1,725	1,547
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,488

			443,958

Consumer	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	172
discretionary	Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	335	305
3.49%	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,477
	Amazon.com, Inc. 3.45% 4/13/2029	600	582
	Amazon.com, Inc. 2.875% 5/12/2041	650	511
	Amazon.com, Inc. 3.10% 5/12/2051	5,705	4,246
	Amazon.com, Inc. 3.95% 4/13/2052	1,635	1,432
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	3,012
	Amazon.com, Inc. 4.10% 4/13/2062	470	416
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	255	233
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	750
	BMW US Capital, LLC 3.45% 4/1/2027[5]	1,075	1,035
	BMW US Capital, LLC 5.05% 8/11/2028[5]	1,890	1,926
	BMW US Capital, LLC 3.70% 4/1/2032[5]	1,350	1,259
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]	4,950	4,772
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	3,567	3,440

American Funds Insurance Series  199

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]	USD832	$849
discretionary	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	3,230	2,879
(continued)	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	8,174	6,787
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[5]	691	705
	Ford Motor Co. 3.25% 2/12/2032	620	516
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,823
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	876
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	775
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	185
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	17,986
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	474
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	37,409
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,728
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,966
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,122
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	798
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	934
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,591
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,469
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,082
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	742
	General Motors Co. 6.125% 10/1/2025	22,221	22,526
	General Motors Co. 5.40% 10/15/2029	781	795
	General Motors Co. 5.40% 4/1/2048	5,200	4,758
	General Motors Financial Co., Inc. 1.05% 3/8/2024	4,200	4,163
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,196
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,153
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,000
	General Motors Financial Co., Inc. 2.40% 4/10/2028	13,909	12,489
	General Motors Financial Co., Inc. 5.80% 6/23/2028	2,595	2,668
	General Motors Financial Co., Inc. 2.40% 10/15/2028	464	412
	General Motors Financial Co., Inc. 3.60% 6/21/2030	465	422
	General Motors Financial Co., Inc. 2.35% 1/8/2031	4,351	3,599
	General Motors Financial Co., Inc. 2.70% 6/10/2031	3,980	3,339
	General Motors Financial Co., Inc. 6.40% 1/9/2033	2,389	2,544
	Grand Canyon University 4.125% 10/1/2024	4,190	3,960
	Hanesbrands, Inc. 9.00% 2/15/2031[5]	528	518
	Home Depot, Inc. 2.95% 6/15/2029	4,641	4,365
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,808
	Hyundai Capital America 3.40% 6/20/2024[5]	8,180	8,084
	Hyundai Capital America 1.00% 9/17/2024[5]	605	586
	Hyundai Capital America 2.65% 2/10/2025[5]	11,383	11,051
	Hyundai Capital America 1.80% 10/15/2025[5]	13,274	12,481
	Hyundai Capital America 6.25% 11/3/2025[5]	825	838
	Hyundai Capital America 1.30% 1/8/2026[5]	6,000	5,542
	Hyundai Capital America 5.50% 3/30/2026[5]	705	709
	Hyundai Capital America 1.50% 6/15/2026[5]	7,475	6,829
	Hyundai Capital America 1.65% 9/17/2026[5]	7,275	6,615
	Hyundai Capital America 3.00% 2/10/2027[5]	9,000	8,415
	Hyundai Capital America 2.375% 10/15/2027[5]	7,543	6,798
	Hyundai Capital America 1.80% 1/10/2028[5]	5,965	5,234
	Hyundai Capital America 5.60% 3/30/2028[5]	1,385	1,407
	Hyundai Capital America 2.00% 6/15/2028[5]	5,775	5,048
	Hyundai Capital America 5.68% 6/26/2028[5]	2,590	2,642
	Hyundai Capital America 2.10% 9/15/2028[5]	3,010	2,633
	Hyundai Capital America 6.10% 9/21/2028[5]	2,655	2,761
	Hyundai Capital America 6.50% 1/16/2029[5]	1,427	1,508
	Hyundai Capital America 5.80% 4/1/2030[5]	2,398	2,472
	Hyundai Capital America 5.70% 6/26/2030[5]	1,555	1,593
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[5]	3,695	3,397
	KIA Corp. 2.375% 2/14/2025[5]	210	203

200  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Marriott International, Inc. 5.75% 5/1/2025	USD190	$191
discretionary	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,526
(continued)	Marriott International, Inc. 4.90% 4/15/2029	653	658
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,170
	McDonald’s Corp. 3.60% 7/1/2030	1,014	962
	McDonald’s Corp. 4.60% 9/9/2032	304	307
	McDonald’s Corp. 4.95% 8/14/2033	238	245
	McDonald’s Corp. 4.45% 3/1/2047	3,535	3,238
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,358
	McDonald’s Corp. 5.15% 9/9/2052	509	518
	Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[5]	3,167	2,797
	Sands China, Ltd. 2.55% 3/8/2027	2,368	2,154
	Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	5,486	4,985
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	825	855
	Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	5,119	4,286
	Stellantis Finance US, Inc. 6.375% 9/12/2032[5]	8,490	9,156
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,658
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,636
	Toyota Motor Credit Corp. 5.55% 11/20/2030	690	727
	Travel + Leisure Co. 6.625% 7/31/2026[5]	675	682
	Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[5]	546	535
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[5]	5,190	5,529
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[5]	410	387

			384,385

Industrials	ADT Security Corp. 4.125% 8/1/2029[5]	510	470
2.68%	Air Lease Corp. 0.80% 8/18/2024	3,175	3,079
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,695
	Air Lease Corp. 2.20% 1/15/2027	4,341	3,978
	Air Lease Corp. 5.30% 2/1/2028	3,725	3,769
	Air Lease Corp. 2.10% 9/1/2028	2,450	2,147
	Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[5]	12,514	12,350
	Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[5]	5,005	4,641
	Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[5]	4,594	4,252
	BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[6,8]	1,680	1,644
	Boeing Co. 1.95% 2/1/2024	5,206	5,189
	Boeing Co. 2.80% 3/1/2024	500	497
	Boeing Co. 4.875% 5/1/2025	31,869	31,736
	Boeing Co. 2.75% 2/1/2026	17,237	16,504
	Boeing Co. 2.196% 2/4/2026	17,876	16,894
	Boeing Co. 2.70% 2/1/2027	6,473	6,107
	Boeing Co. 5.04% 5/1/2027	14,350	14,483
	Boeing Co. 3.25% 2/1/2028	10,757	10,212
	Boeing Co. 3.25% 3/1/2028	1,925	1,809
	Boeing Co. 5.15% 5/1/2030	33,299	33,918
	Boeing Co. 3.625% 2/1/2031	3,677	3,417
	Boeing Co. 3.90% 5/1/2049	1,411	1,119
	Boeing Co. 5.805% 5/1/2050	986	1,022
	Canadian National Railway Co. 5.85% 11/1/2033	465	511
	Canadian National Railway Co. 6.125% 11/1/2053	137	164
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	984
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,654
	Carrier Global Corp. 5.80% 11/30/2025[5]	240	243
	Carrier Global Corp. 2.722% 2/15/2030	292	261
	Carrier Global Corp. 2.70% 2/15/2031	292	255
	Carrier Global Corp. 5.90% 3/15/2034[5]	1,345	1,455
	Carrier Global Corp. 3.377% 4/5/2040	14,710	11,847
	Carrier Global Corp. 3.577% 4/5/2050	138	108

American Funds Insurance Series  201

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Carrier Global Corp. 6.20% 3/15/2054[5]	USD827	$957
(continued)	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[5]	1,260	1,263
	CSX Corp. 4.10% 11/15/2032	1,886	1,835
	CSX Corp. 5.20% 11/15/2033	1,333	1,391
	CSX Corp. 4.50% 11/15/2052	4,470	4,154
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	978	913
	General Dynamics Corp. 3.75% 5/15/2028	479	471
	General Dynamics Corp. 3.625% 4/1/2030	387	372
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	801	826
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	946	1,001
	L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,171
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[5]	2,690	2,592
	Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,777
	Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,517
	Northrop Grumman Corp. 3.25% 1/15/2028	10,845	10,370
	Northrop Grumman Corp. 4.70% 3/15/2033	4,259	4,298
	Northrop Grumman Corp. 4.95% 3/15/2053	2,459	2,439
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,368
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	RTX Corp. 5.75% 11/8/2026	550	565
	RTX Corp. 3.125% 5/4/2027	4,551	4,330
	RTX Corp. 4.125% 11/16/2028	4,974	4,864
	RTX Corp. 5.75% 1/15/2029	410	429
	RTX Corp. 6.00% 3/15/2031	550	586
	RTX Corp. 2.375% 3/15/2032	451	376
	RTX Corp. 6.10% 3/15/2034	401	435
	RTX Corp. 2.82% 9/1/2051	665	440
	RTX Corp. 3.03% 3/15/2052	1,190	822
	RTX Corp. 6.40% 3/15/2054	1,006	1,166
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[5]	2,550	2,094
	Triton Container International, Ltd. 1.15% 6/7/2024[5]	1,609	1,570
	Triton Container International, Ltd. 3.15% 6/15/2031[5]	2,482	1,977
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,067
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,969
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,999
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,655
	Union Pacific Corp. 3.25% 2/5/2050	7,000	5,368
	Union Pacific Corp. 2.95% 3/10/2052	1,405	998
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,507
	Veralto Corp. 5.50% 9/18/2026[5]	350	355
	Veralto Corp. 5.35% 9/18/2028[5]	2,450	2,509
	Veralto Corp. 5.45% 9/18/2033[5]	1,680	1,741
	Waste Management, Inc. 1.50% 3/15/2031	419	343
	Waste Management, Inc. 4.15% 4/15/2032	688	672
	Waste Management, Inc. 4.875% 2/15/2034	2,830	2,888

			294,869

Energy	Antero Resources Corp. 5.375% 3/1/2030[5]	280	269
2.45%	Apache Corp. 4.625% 11/15/2025	645	630
	Apache Corp. 4.25% 1/15/2030	2,465	2,306
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,064
	BP Capital Markets America, Inc. 4.893% 9/11/2033	3,701	3,767
	BP Capital Markets America, Inc. 3.001% 3/17/2052	710	499
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	719
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,769
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,315
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,462
	Cenovus Energy, Inc. 5.25% 6/15/2037	289	277
	Cenovus Energy, Inc. 5.40% 6/15/2047	8,809	8,336

202  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Cenovus Energy, Inc. 3.75% 2/15/2052	USD19	$14
(continued)	Cheniere Energy Partners, LP 3.25% 1/31/2032	937	800
	Chevron Corp. 2.954% 5/16/2026	3,365	3,256
	Chevron Corp. 3.078% 5/11/2050	692	523
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	1,400	1,492
	Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[5]	1,152	1,270
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[5]	268	277
	Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[5]	813	852
	Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[5]	546	586
	ConocoPhillips Co. 3.80% 3/15/2052	15	12
	ConocoPhillips Co. 5.30% 5/15/2053	6,279	6,459
	ConocoPhillips Co. 5.55% 3/15/2054	1,708	1,815
	Devon Energy Corp. 4.50% 1/15/2030	5,197	4,994
	DT Midstream, Inc. 4.125% 6/15/2029[5]	555	511
	Ecopetrol SA 4.625% 11/2/2031	270	229
	Ecopetrol SA 8.875% 1/13/2033	15,110	16,434
	Enbridge, Inc. 6.20% 11/15/2030	1,650	1,766
	Enbridge, Inc. 6.70% 11/15/2053	3,722	4,334
	Energy Transfer, LP 6.40% 12/1/2030	479	513
	Energy Transfer, LP 6.55% 12/1/2033	1,641	1,783
	Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,8]	500	419
	Energy Transfer, LP (3-month USD CME Term SOFR + 4.29%) 9.669% junior subordinated perpetual bonds[2]	7,850	7,548
	EQT Corp. 5.70% 4/1/2028	1,223	1,242
	EQT Corp. 7.25% 2/1/2030[6]	7,500	8,058
	Equinor ASA 3.625% 9/10/2028	4,928	4,807
	Equinor ASA 3.125% 4/6/2030	20,000	18,790
	Equinor ASA 3.25% 11/18/2049	5,687	4,316
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,494
	Exxon Mobil Corp. 2.61% 10/15/2030	1,040	931
	Kinder Morgan, Inc. 5.20% 6/1/2033	871	866
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	5,090
	Occidental Petroleum Corp. 6.60% 3/15/2046	478	518
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[5]	6	6
	Odebrecht Oil & Gas Finance, Ltd. 0% perpetual bonds[5]	1,150	40
	Oleoducto Central SA 4.00% 7/14/2027[5]	1,715	1,595
	Oleoducto Central SA 4.00% 7/14/2027	350	326
	ONEOK, Inc. 5.55% 11/1/2026	736	749
	ONEOK, Inc. 5.65% 11/1/2028	467	484
	ONEOK, Inc. 5.80% 11/1/2030	681	708
	ONEOK, Inc. 6.05% 9/1/2033	5,781	6,128
	ONEOK, Inc. 6.625% 9/1/2053	5,607	6,282
	Petroleos Mexicanos 4.875% 1/18/2024	1,563	1,560
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,923
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	19,393
	Petroleos Mexicanos 6.50% 3/13/2027	31,829	29,691
	Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,123
	Petroleos Mexicanos 8.75% 6/2/2029	5,805	5,647
	Petroleos Mexicanos 5.95% 1/28/2031	648	518
	Petroleos Mexicanos 6.70% 2/16/2032	7,876	6,545
	Qatar Energy 2.25% 7/12/2031[5]	22,020	18,773
	Qatar Energy 3.30% 7/12/2051[5]	2,185	1,601
	Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	856	856
	Shell International Finance BV 3.875% 11/13/2028	9,410	9,269
	Shell International Finance BV 2.75% 4/6/2030	377	345
	Southwestern Energy Co. 5.70% 1/23/2025[6]	495	493
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	854
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,502
	Western Midstream Operating, LP 3.10% 2/1/2025[6]	2,782	2,709

American Funds Insurance Series  203

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Western Midstream Operating, LP 4.05% 2/1/2030[6]	USD2,202	$2,062
(continued)	Western Midstream Operating, LP 5.25% 2/1/2050[6]	3,079	2,764
	Williams Companies, Inc. 4.30% 3/4/2024	595	594

			269,952

Communication	AT&T, Inc. 1.70% 3/25/2026	18,834	17,625
services	AT&T, Inc. 1.65% 2/1/2028	4,700	4,187
2.21%	AT&T, Inc. 4.30% 2/15/2030	15,940	15,622
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,397
	AT&T, Inc. 5.40% 2/15/2034	629	649
	CCO Holdings, LLC 5.125% 5/1/2027[5]	4,800	4,641
	CCO Holdings, LLC 4.75% 2/1/2032[5]	1,265	1,117
	CCO Holdings, LLC 4.25% 1/15/2034[5]	3,875	3,154
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,113
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,009
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,444
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	700
	Comcast Corp. 3.15% 2/15/2028	7,200	6,867
	Comcast Corp. 4.55% 1/15/2029	1,610	1,618
	Comcast Corp. 4.80% 5/15/2033	4,508	4,566
	Comcast Corp. 2.887% 11/1/2051	18	12
	Comcast Corp. 5.35% 5/15/2053	4,840	5,011
	Comcast Corp. 5.50% 5/15/2064	250	263
	Lumen Technologies, Inc. 4.00% 2/15/2027[5]	6,756	4,366
	Netflix, Inc. 4.875% 4/15/2028	16,341	16,570
	Netflix, Inc. 5.875% 11/15/2028	14,365	15,159
	Netflix, Inc. 6.375% 5/15/2029	3,592	3,909
	Netflix, Inc. 5.375% 11/15/2029[5]	12,140	12,555
	News Corp. 5.125% 2/15/2032[5]	1,300	1,235
	SBA Tower Trust 1.631% 11/15/2026[5]	6,741	6,026
	Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	675	625
	Sprint, LLC 7.625% 2/15/2025	1,305	1,329
	Tencent Holdings, Ltd. 2.39% 6/3/2030[5]	10,000	8,527
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,208
	T-Mobile USA, Inc. 2.25% 2/15/2026	2,388	2,264
	T-Mobile USA, Inc. 2.625% 4/15/2026	6,421	6,111
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,851
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	715
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	177
	T-Mobile USA, Inc. 2.625% 2/15/2029	1,718	1,548
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,058	950
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,269
	T-Mobile USA, Inc. 2.875% 2/15/2031	15,783	13,924
	T-Mobile USA, Inc. 5.05% 7/15/2033	2,137	2,154
	T-Mobile USA, Inc. 5.75% 1/15/2034	730	775
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,573
	T-Mobile USA, Inc. 6.00% 6/15/2054	1,520	1,669
	Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,523
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,525
	Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,353
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,309
	Verizon Communications, Inc. 3.40% 3/22/2041	1,085	864
	Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,172
	Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,559
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,534
	WarnerMedia Holdings, Inc. 3.428% 3/15/2024	6,552	6,518
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	2,991
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	3,685	3,532
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	596	566

204  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	USD112	$103
services	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	719	634
(continued)	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,408	4,645
	ZipRecruiter, Inc. 5.00% 1/15/2030[5]	490	428

			243,740

Consumer staples	7-Eleven, Inc. 1.80% 2/10/2031[5]	2,923	2,377
1.55%	7-Eleven, Inc. 2.80% 2/10/2051[5]	5,000	3,221
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,545
	Altria Group, Inc. 4.50% 5/2/2043	1,585	1,325
	Altria Group, Inc. 5.95% 2/14/2049	3,184	3,250
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	7,500	7,624
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	5,074
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,854
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,107
	BAT Capital Corp. 6.343% 8/2/2030	2,210	2,322
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,568
	BAT Capital Corp. 6.421% 8/2/2033	6,375	6,676
	BAT Capital Corp. 4.39% 8/15/2037	812	681
	BAT Capital Corp. 7.079% 8/2/2043	1,323	1,406
	BAT Capital Corp. 4.54% 8/15/2047	10,760	8,279
	BAT Capital Corp. 4.758% 9/6/2049	15,972	12,684
	BAT Capital Corp. 5.65% 3/16/2052	120	108
	BAT Capital Corp. 7.081% 8/2/2053	3,769	4,033
	BAT International Finance PLC 3.95% 6/15/2025[5]	16,879	16,540
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,782
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,879
	Conagra Brands, Inc. 5.30% 11/1/2038	436	427
	Conagra Brands, Inc. 5.40% 11/1/2048	37	36
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,230
	Constellation Brands, Inc. 4.35% 5/9/2027	890	883
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,250
	Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,972
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,826
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,586
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,695
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	557
	J. M. Smucker Co. (The) 6.20% 11/15/2033	701	765
	J. M. Smucker Co. (The) 6.50% 11/15/2053	310	358
	JBS USA Lux SA 2.50% 1/15/2027	3,000	2,763
	JBS USA Lux SA 3.00% 2/2/2029	2,709	2,385
	JBS USA Lux SA 5.50% 1/15/2030	435	428
	JBS USA Lux SA 3.625% 1/15/2032	1,286	1,104
	JBS USA Lux SA 3.00% 5/15/2032	2,872	2,341
	JBS USA Lux SA 5.75% 4/1/2033	523	519
	PepsiCo, Inc. 1.95% 10/21/2031	4,763	4,047
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,517
	Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,882
	Philip Morris International, Inc. 5.125% 2/15/2030	982	999
	Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,735
	Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,687
	Philip Morris International, Inc. 4.875% 11/15/2043	4,407	4,145
	Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,415
	Reynolds American, Inc. 5.85% 8/15/2045	1,395	1,308
	Walmart, Inc. 4.10% 4/15/2033	1,479	1,466
	Walmart, Inc. 4.50% 4/15/2053	1,277	1,242

			170,903

American Funds Insurance Series  205

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate	American Tower Corp. 3.65% 3/15/2027	USD1,375	$1,324
0.82%	Boston Properties, LP 2.90% 3/15/2030	955	818
	Boston Properties, LP 3.25% 1/30/2031	463	398
	Boston Properties, LP 2.55% 4/1/2032	1,674	1,334
	Boston Properties, LP 2.45% 10/1/2033	1,335	1,017
	Boston Properties, LP 6.50% 1/15/2034	10,849	11,457
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[5]	395	340
	Corporate Office Properties, LP 2.00% 1/15/2029	1,139	950
	Corporate Office Properties, LP 2.75% 4/15/2031	1,547	1,252
	Corporate Office Properties, LP 2.90% 12/1/2033	564	441
	Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,859
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,625
	Equinix, Inc. 3.20% 11/18/2029	2,146	1,973
	Equinix, Inc. 2.50% 5/15/2031	3,390	2,880
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,073
	Equinix, Inc. 3.40% 2/15/2052	436	320
	FibraSOMA 4.375% 7/22/2031[5]	1,475	1,119
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	420	404
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,430	2,170
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,135	2,724
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	681
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	1,062
	Iron Mountain, Inc. 5.25% 3/15/2028[5]	3,020	2,938
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	675	643
	Prologis, LP 4.875% 6/15/2028	1,040	1,054
	Prologis, LP 4.75% 6/15/2033	1,409	1,429
	Prologis, LP 5.125% 1/15/2034	6,175	6,378
	Prologis, LP 5.25% 6/15/2053	117	122
	Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,511
	Scentre Group Trust 1 3.50% 2/12/2025[5]	4,015	3,930
	Service Properties Trust 4.50% 3/15/2025	855	836
	Service Properties Trust 3.95% 1/15/2028	1,710	1,403
	Service Properties Trust 8.625% 11/15/2031[5]	3,040	3,187
	VICI Properties, LP 4.375% 5/15/2025	670	659
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,704
	VICI Properties, LP 4.95% 2/15/2030	5,515	5,357
	VICI Properties, LP 5.125% 5/15/2032	11,766	11,483
	VICI Properties, LP 5.625% 5/15/2052	550	528

			90,383

Information	Analog Devices, Inc. 2.10% 10/1/2031	270	230
technology	Analog Devices, Inc. 2.80% 10/1/2041	521	389
0.33%	Broadcom Corp. 3.875% 1/15/2027	5,966	5,825
	Broadcom, Inc. 4.00% 4/15/2029[5]	609	588
	Broadcom, Inc. 4.15% 4/15/2032[5]	630	594
	Broadcom, Inc. 3.469% 4/15/2034[5]	9,934	8,647
	Broadcom, Inc. 3.137% 11/15/2035[5]	847	696
	Broadcom, Inc. 4.926% 5/15/2037[5]	2,879	2,788
	Oracle Corp. 1.65% 3/25/2026	4,867	4,541
	Oracle Corp. 3.60% 4/1/2050	75	56
	Oracle Corp. 3.95% 3/25/2051	4,064	3,188
	Oracle Corp. 5.55% 2/6/2053	1,684	1,686
	Salesforce, Inc. 1.95% 7/15/2031	4,590	3,923
	Salesforce, Inc. 2.70% 7/15/2041	414	317
	Salesforce, Inc. 2.90% 7/15/2051	2,442	1,748
	ServiceNow, Inc. 1.40% 9/1/2030	1,760	1,448

			36,664

206  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	Air Products and Chemicals, Inc. 2.70% 5/15/2040	USD2,911	$2,221
0.23%	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	1,225	1,232
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	1,307	1,321
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	303	310
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	143
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	911	995
	Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	700	590
	Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,949
	Celanese US Holdings, LLC 6.35% 11/15/2028	495	520
	Celanese US Holdings, LLC 6.33% 7/15/2029	297	312
	Celanese US Holdings, LLC 6.55% 11/15/2030	465	492
	Celanese US Holdings, LLC 6.379% 7/15/2032	800	846
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,031	1,119
	EIDP, Inc. 4.50% 5/15/2026	1,494	1,489
	EIDP, Inc. 4.80% 5/15/2033	4,070	4,116
	Methanex Corp. 5.125% 10/15/2027	510	499
	NOVA Chemicals Corp. 8.50% 11/15/2028[5]	205	215
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	425	358
	Nutrien, Ltd. 4.90% 3/27/2028	567	573
	Nutrien, Ltd. 5.80% 3/27/2053	402	431
	OCI NV 6.70% 3/16/2033[5]	1,150	1,176
	POSCO 5.75% 1/17/2028[5]	745	765
	Rio Tinto Finance (USA) PLC 5.00% 3/9/2033	440	457
	Rio Tinto Finance (USA) PLC 5.125% 3/9/2053	470	489
	South32 Treasury, Ltd. 4.35% 4/14/2032[5]	1,271	1,147

			24,765

Municipals	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[5]	730	550
0.01%	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	565	431

			981

	Total corporate bonds, notes & loans		3,489,598

U.S. Treasury bonds & notes 16.55%
U.S. Treasury	U.S. Treasury 1.50% 2/29/2024	407	404
15.75%	U.S. Treasury 2.125% 2/29/2024	7,655	7,617
	U.S. Treasury 3.875% 3/31/2025	25,252	25,035
	U.S. Treasury 4.625% 6/30/2025	67,785	67,949
	U.S. Treasury 3.00% 7/15/2025	97,643	95,547
	U.S. Treasury 5.00% 9/30/2025	34,410	34,766
	U.S. Treasury 5.00% 10/31/2025	27,980	28,303
	U.S. Treasury 2.25% 11/15/2025	6,785	6,537
	U.S. Treasury 4.00% 12/15/2025	42,800	42,583
	U.S. Treasury 3.625% 5/15/2026	1,926	1,904
	U.S. Treasury 4.125% 6/15/2026	205	205
	U.S. Treasury 4.375% 8/15/2026	265	267
	U.S. Treasury 0.75% 8/31/2026	8,871	8,138
	U.S. Treasury 4.625% 11/15/2026	3,589	3,647
	U.S. Treasury 4.375% 12/15/2026	1,510	1,525
	U.S. Treasury 1.875% 2/28/2027	4,000	3,752
	U.S. Treasury 2.625% 5/31/2027	43,530	41,682
	U.S. Treasury 2.25% 11/15/2027	105,830	99,534
	U.S. Treasury 6.125% 11/15/2027	24,000	25,890
	U.S. Treasury 1.125% 2/29/2028	9,895	8,850
	U.S. Treasury 4.00% 2/29/2028	4,750	4,767
	U.S. Treasury 3.625% 3/31/2028	13	13
	U.S. Treasury 1.00% 7/31/2028	5,630	4,953
	U.S. Treasury 1.125% 8/31/2028	13,555	11,971
	U.S. Treasury 5.25% 11/15/2028	5,700	6,044

American Funds Insurance Series  207

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 4.375% 11/30/2028	USD257,605		$263,673
(continued)	U.S. Treasury 2.375% 5/15/2029	4,070		3,776
	U.S. Treasury 3.875% 12/31/2029	44,049		43,995
	U.S. Treasury 4.00% 2/28/2030	38,255		38,464
	U.S. Treasury 3.75% 5/31/2030	13,300		13,188
	U.S. Treasury 4.125% 8/31/2030	11,215		11,361
	U.S. Treasury 4.875% 10/31/2030	119,598		126,578
	U.S. Treasury 4.375% 11/30/2030	201		207
	U.S. Treasury 1.625% 5/15/2031	1,630		1,399
	U.S. Treasury 4.125% 11/15/2032	114		116
	U.S. Treasury 4.50% 11/15/2033	25,599		26,889
	U.S. Treasury 4.25% 5/15/2039[10]	102,285		105,523
	U.S. Treasury 1.125% 5/15/2040[10]	103,968		67,187
	U.S. Treasury 1.375% 11/15/2040	24,540		16,328
	U.S. Treasury 1.875% 2/15/2041	36,900		26,585
	U.S. Treasury 2.00% 11/15/2041	57		41
	U.S. Treasury 2.375% 2/15/2042	2,701		2,077
	U.S. Treasury 4.75% 11/15/2043	37,304		40,087
	U.S. Treasury 3.00% 2/15/2049	105,455		86,053
	U.S. Treasury 2.875% 5/15/2049	290		231
	U.S. Treasury 2.875% 5/15/2052	990		790
	U.S. Treasury 4.00% 11/15/2052	13,243		13,099
	U.S. Treasury 4.125% 8/15/2053[10]	286,044		289,918
	U.S. Treasury 4.75% 11/15/2053	22,160		24,920

				1,734,368

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[11]	—	[3]	—	[3]
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]	23,422		23,032
securities	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	2,927		2,842
0.80%	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,270		5,108
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,798		5,508
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	49,653		47,200
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[10,11]	4,054		3,838
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	1		1
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[11]	188		116
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	60		54

				87,699

	Total U.S. Treasury bonds & notes			1,822,067

Asset-backed obligations 5.02%
	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,5]	542		543
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,5]	347		350
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	231		224
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,5]	102		100
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,5]	2,761		2,770
	Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505		511
	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 6/15/2026[1,5]	1,773		1,766
	American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,5]	210		210
	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,5]	683		683
	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[1,5]	40		40
	American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,5]	806		792
	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,5]	4,033		4,085

208  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,5]	USD1,108	$1,091
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	2,719	2,637
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	396	387
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	1,076	1,076
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	997	963
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,039
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,415
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,5]	1,378	1,374
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[1,5]	2,210	2,184
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	7,689	7,356
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	2,427	2,266
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	623	590
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,5]	1,279	1,217
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,5]	3,445	3,137
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,5]	531	480
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,5]	193	173
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	6,724	6,816
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	5,059	5,177
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.629% 11/20/2030[1,2,5]	407	406
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	90	87
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,5]	269	246
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]	3,553	3,070
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,5]	412	343
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	215
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	881	892
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,428
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	619	619
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	198
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	194
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,5]	242	243
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	469	475
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	130	122
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	172	175
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	15,083	13,093
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,5]	5,863	4,911
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,5]	643	513
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	502	456
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	18,497	17,110
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	1,921	1,641
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,5]	3,362	3,081
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,5]	364	298
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	5,994	5,365

American Funds Insurance Series  209

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,5]	USD1,898	$1,614
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	14,984	14,763
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	6,572	6,436
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,5]	1,169	1,182
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	1,635	1,659
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	799	817
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	1,994	1,786
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	4,124	3,705
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,5]	378	331
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]	419	417
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,5]	456	457
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,5]	451	441
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,5]	929	930
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,5]	2,111	2,083
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,5]	2,797	2,740
CPS Auto Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,5]	1,785	1,791
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]	8,396	8,343
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[1]	976	971
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	4,053	3,889
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,5]	248	245
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[1,5]	353	349
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,5]	449	430
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,5]	887	875
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,5]	832	793
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]	430	430
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,5]	819	828
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,5]	846	861
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	368	326
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,5]	897	880
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	1,057	1,046
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[1,5]	475	475
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[1]	63	63
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[1,5]	843	838
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]	164	164
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]	26	26
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[1,5]	352	347
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	697	688
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]	577	570
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	100	100
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]	2,470	2,458
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	568	565
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	1,709	1,725
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	2,612	2,467
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	232	233
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]	5,028	5,095
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	418	422
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	263
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	758	766
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	462	466
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,5]	1,014	1,051
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	1,184	1,189
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	17,789	16,497
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,5]	1,378	1,254
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,5]	1,731	1,664
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	561	563
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	312	314
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	454	456
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	307	306
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	1,954	1,950
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	772
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	605

210  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[1,5]	USD2,180	$2,178
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,5]	30,070	29,459
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	1,619	1,565
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	4,218	4,236
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,5]	5,833	5,852
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	1,760	1,595
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	1,288	1,134
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,5]	143	120
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	2,446	2,246
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	8,588	7,666
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	2,399	2,154
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,5]	187	166
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,5]	560	559
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,5]	4,751	4,798
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	1,175	1,181
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	561	567
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	507	509
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	813
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	102
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	491
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	326
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,5]	4,815	4,902
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	2,703	2,815
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,5]	3,984	4,158
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,5]	1,600	1,621
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,5]	948	970
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,5,7]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]	12,703	12,267
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	1,171	1,128
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,5]	810	780
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	330	332
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	17,770	16,117
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	1,264	1,143
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,5]	859	771
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,5]	396	404
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,5]	585	595
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	1,174	1,056
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,5]	881	829
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,5]	454	470
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,5]	289	300
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	342	343
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.38% 6/21/2029[1]	188	190
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	163
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	163
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,5]	270	266
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	1,135	1,134
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	304	295
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	654	650
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	706	706
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	1,733	1,735
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	438	439
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,5]	1,622	1,640
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	861	862
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	615	614
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,5]	848	860
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	1,361	1,359

American Funds Insurance Series  211

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,5]	USD3,223	$3,281
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,5]	714	727
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,5]	623	626
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,5]	483	491
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	123	122
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.674% 7/21/2030[1,2,5]	862	862
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.805% 4/15/2029[1,2,5]	241	241
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,080
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,5]	1,398	1,413
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,12]	1,006	1,009
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,12]	150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]	3,155	3,160
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	3,390	2,942
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	2,139	1,845
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	773	671
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	4,056	3,548
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	243	219
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	4,235	3,838
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	9,668	8,787
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.212% 4/20/2062[1,2,5]	3,126	3,077
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	50,765	44,506
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.61% 7/25/2030[1,2,5]	245	245
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	613
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]	122	117
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.577% 4/20/2029[1,2,5]	151	151
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[1,5]	7,884	7,640
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	1,721	1,692
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.488% 8/16/2027[1,2,5]	1,393	1,394
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	1,710	1,736
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	4,558	4,583
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,5]	909	920
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[1,5]	915	911
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,5]	204	204
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,5]	5,088	5,165
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.72% 7/25/2051[1,2,5]	324	322
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	238	238
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[1]	377	375
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	1,274	1,252
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	917	906
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	1,802	1,736
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[1]	672	666
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	2,236	2,137
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	856	843
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	710
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	1,845	1,848
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	624	631
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	361	366
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,5]	2,459	2,130
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,5]	453	382
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,5]	865	871

212  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.888% 11/15/2052[1,2,5]	USD956	$958
	SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	2,217	1,916
	SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	2,712	2,489
	Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	365	311
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	821	755
	Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	925	844
	SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	1,677	1,562
	Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	6,025	6,141
	TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	2,563	2,329
	Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,5]	1,056	987
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	1,944	1,762
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[1,5]	5,610	4,926
	Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[1,5]	313	273
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	4,720	4,220
	TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,5]	3,932	3,534
	TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,5]	118	100
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,5]	6,000	5,925
	Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	9,323	8,298
	Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	3,208	2,799
	Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,5]	312	269
	Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,212
	Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	5,380	5,425
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[1,5]	40	40
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,5]	3,023	2,975
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[1,5]	18	18
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,5]	2,181	2,143
	Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,5]	136	136
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,5]	1,446	1,376
	Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	1,799	1,805
	Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	3,420	3,439
	Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,5]	3,052	3,088
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	1,175	1,181
	Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	2,219	2,228
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	1,236	1,238
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	293
	World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	234

			552,395

Municipals 1.42%
California	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,552
0.02%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	450	380

			2,932

Illinois 1.33%	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2010-C, 6.319% 11/1/2029	65	65
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	29,426
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,579
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,300
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	107,000	105,974

			146,344

American Funds Insurance Series  213

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Texas 0.03%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	USD4,075	$3,071

Wisconsin 0.04%	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,560	4,320

	Total municipals		156,667

Bonds & notes of governments & government agencies outside the U.S. 0.96%
	Chile (Republic of) 4.00% 1/31/2052	580	478
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,677
	Dominican Republic 5.95% 1/25/2027[5]	8,100	8,147
	Dominican Republic 7.05% 2/3/2031[5]	680	716
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	11,050
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	9,078
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	28,874
	Indonesia (Republic of) 6.625% 2/15/2034	IDR11,783,000	766
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	43,391,000	2,922
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,852
	Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[5]	USD1,150	1,119
	Paraguay (Republic of) 5.00% 4/15/2026	960	954
	Poland (Republic of) 5.75% 11/16/2032	555	600
	Poland (Republic of) 4.875% 10/4/2033	830	844
	Portuguese Republic 5.125% 10/15/2024	24,775	24,753
	Qatar (State of) 4.50% 4/23/2028[5]	5,100	5,167
	Qatar (State of) 5.103% 4/23/2048[5]	3,400	3,450

			105,447

Federal agency bonds & notes 0.10%
	Fannie Mae 2.125% 4/24/2026	11,910	11,385

	Total bonds, notes & other debt instruments (cost: $10,781,545,000)		10,585,349

Common stocks 0.00%		Shares
Energy	FORESEA Holding SA, Class C, nonvoting shares[5,13]	555	14
0.00%	FORESEA Holding SA, Class B5,13	61	1

	Total common stocks (cost: $8,000)		15

Short-term securities 19.70%

Money market investments 19.70%
	Capital Group Central Cash Fund 5.44%[14,15]	21,685,475	2,168,331

	Total short-term securities (cost: $2,168,297,000)		2,168,331

	Total investment securities 115.86% (cost: $12,949,850,000)		12,753,695
	Other assets less liabilities (15.86)%		(1,745,781)

	Net assets 100.00%		$11,007,914

214  American Funds Insurance Series

The Bond Fund of America (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
30 Day Federal Funds Futures	Long	1	5/1/2024	USD396	$1
3 Month SOFR Futures	Short	4,914	3/20/2024	(1,162,683)	222
3 Month SOFR Futures	Short	13	9/18/2024	(3,103)	(11)
2 Year U.S. Treasury Note Futures	Long	8,681	4/3/2024	1,787,540	15,145
5 Year U.S. Treasury Note Futures	Long	14,104	4/3/2024	1,534,141	29,630
10 Year French Government Bond Futures	Long	448	3/11/2024	65,041	2,271
10 Year Euro-Bund Futures	Short	427	3/11/2024	(64,684)	(1,914)
10 Year Japanese Government Bond Futures	Short	106	3/20/2024	(110,293)	(388)
10 Year U.S. Treasury Note Futures	Long	8,749	3/28/2024	987,680	25,113
10 Year Ultra U.S. Treasury Note Futures	Short	417	3/28/2024	(49,213)	56
20 Year U.S. Treasury Bond Futures	Short	5,626	3/28/2024	(702,898)	(48,703)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,092	3/28/2024	413,072	36,848

					$58,270

Forward currency contracts

						Unrealized
Contract amount						appreciation
						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2023 (000)
USD	4,190	EUR	3,861	Morgan Stanley	1/8/2024	$(74)
USD	12,682	EUR	11,740	Citibank	1/9/2024	(285)
EUR	1,418	USD	1,531	Morgan Stanley	1/11/2024	35
USD	56,925	EUR	52,030	Bank of America	1/22/2024	(572)

						$(896)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay					premium	appreciation
					Notional	Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount	12/31/2023	(received)	at 12/31/2023
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD65,416	$(17)	$—	$(17)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	USD95,844	(24)	—	(24)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	USD130,900	(34)	—	(34)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD27,000	(218)	—	(218)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	USD72,532	(575)	—	(575)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	USD78,378	(621)	—	(621)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	USD4,154	(34)	—	(34)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	USD19,800	(165)	—	(165)
4.8195%	Annual	SOFR	Annual	9/1/2025	USD42,100	363	—	363
4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	444	—	444
4.4555%	Annual	SOFR	Annual	12/6/2025	USD95,750	601	—	601
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	811	—	811
SOFR	Annual	3.8275%	Annual	9/1/2033	USD9,600	(270)	—	(270)

American Funds Insurance Series  215

The Bond Fund of America (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
							premium	appreciation
Receive		Pay			Notional	Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount	12/31/2023	(received)	at 12/31/2023
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
SOFR	Annual	3.997%	Annual	9/14/2033	USD9,615	$(405)	$—	$(405)
SOFR	Annual	3.2975%	Annual	3/8/2051	USD39,095	499	—	499

						$355	$—	$355

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
						premium	appreciation
				Notional	Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount	12/31/2023	(received)	at 12/31/2023
index	rate paid	frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD4,979	$(97)	$(59)	$(38)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	50,708	(2,958)	(1,527)	(1,431)

					$(3,055)	$(1,586)	$(1,469)

Investments in affiliates15

					Net
				Net	unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2023	Additions	Reductions	gain (loss)	(depreciation)	12/31/2023	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 19.70%
Money market investments 19.70%
Capital Group Central Cash Fund 5.44%[14]	$1,425,720	$5,625,174	$4,882,543	$145	$(165)	$2,168,331	$103,521

Restricted securities12

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	$1,006	$1,009	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	150	150	.00 [16]

Total		$1,156	$1,159	.01%

216  American Funds Insurance Series

The Bond Fund of America (continued)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,427,458,000, which represented 12.97% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $63,649,000, which represented .58% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,159,000, which represented .01% of the net assets of the fund.

[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 12/31/2023.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Amount less than .01%.

Key to abbreviation(s)

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series  217

Capital World Bond Fund

Investment portfolio December 31, 2023

Bonds, notes & other debt instruments 92.41%		Principal amount (000)	Value (000)
Euros	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,640
22.02%	Albania (Republic of) 5.90% 6/9/2028	800	905
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	732
	Altria Group, Inc. 3.125% 6/15/2031	800	803
	American Honda Finance Corp. 1.95% 10/18/2024	560	609
	American Tower Corp. 0.45% 1/15/2027	2,525	2,552
	American Tower Corp. 0.875% 5/21/2029	1,470	1,417
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,087
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,439
	AT&T, Inc. 4.30% 11/18/2034	260	304
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	2,100	2,397
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	805
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,563
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	3,059
	Baxter International, Inc. 1.30% 5/15/2029	2,000	1,987
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,745
	Belgium (Kingdom of) 3.30% 6/22/2054	880	992
	BPCE SA 1.00% 4/1/2025	2,900	3,104
	BPCE SA 4.50% 1/13/2033	1,400	1,628
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	2,400	2,375
	Bulgaria (Republic of) 4.375% 5/13/2031	900	1,046
	Bulgaria (Republic of) 4.50% 1/27/2033	865	1,005
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	4,054
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	264
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	2,100	2,018
	Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[1]	700	745
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	297
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,123
	E.ON SE 1.625% 3/29/2031	810	809
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	212
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,379
	Equinor ASA 1.375% 5/22/2032	3,650	3,565
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	1,240	1,537
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[1]	100	103
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[1]	420	501
	European Investment Bank 0.25% 1/20/2032	4,900	4,531
	European Investment Bank 1.50% 6/15/2032	1,000	1,018
	European Investment Bank 2.875% 1/12/2033	4,500	5,079
	European Union 0.25% 10/22/2026	610	635
	European Union 0% 7/4/2031	705	646
	European Union 0% 7/4/2035	220	177
	European Union 0.20% 6/4/2036	1,500	1,207
	European Union 0.70% 7/6/2051	3,000	1,889
	Finland (Republic of) 3.00% 9/15/2033	2,740	3,139
	Finland (Republic of) 2.75% 4/15/2038	380	419
	French Republic O.A.T. 0.75% 2/25/2028	4,500	4,682
	French Republic O.A.T. 0% 11/25/2030	19,550	18,459
	French Republic O.A.T. 0% 5/25/2032	2,120	1,917
	French Republic O.A.T. 2.00% 11/25/2032	4,260	4,535
	French Republic O.A.T. 3.00% 5/25/2033	1,920	2,206
	French Republic O.A.T. 0.50% 5/25/2040	2,080	1,593
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,807

218  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros	French Republic O.A.T. 3.00% 5/25/2054	EUR2,140	$2,323
(continued)	Germany (Federal Republic of) 2.50% 3/13/2025	6,245	6,868
	Germany (Federal Republic of) 0% 4/11/2025	2,100	2,240
	Germany (Federal Republic of) 0% 10/9/2026	6,060	6,313
	Germany (Federal Republic of) 0% 4/16/2027	32,700	33,811
	Germany (Federal Republic of) 1.30% 10/15/2027	6,380	6,876
	Germany (Federal Republic of) 0% 2/15/2030	13,340	13,143
	Germany (Federal Republic of) 0% 8/15/2030	6,285	6,135
	Germany (Federal Republic of) 0% 8/15/2031	12,600	12,045
	Germany (Federal Republic of) 1.70% 8/15/2032	2,381	2,575
	Germany (Federal Republic of) 1.00% 5/15/2038	1,175	1,104
	Germany (Federal Republic of) 0% 8/15/2050	1,200	739
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,511
	Greece (Hellenic Republic of) 3.875% 6/15/2028	11,590	13,531
	Greece (Hellenic Republic of) 1.50% 6/18/2030	2,020	2,061
	Greece (Hellenic Republic of) 0.75% 6/18/2031	700	662
	Greece (Hellenic Republic of) 1.75% 6/18/2032	4,730	4,762
	Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,767
	Greece (Hellenic Republic of) 4.25% 6/15/2033	985	1,194
	Greece (Hellenic Republic of) 4.375% 7/18/2038	2,330	2,836
	Greece (Hellenic Republic of) 1.875% 1/24/2052	7,918	6,280
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,459
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,310
	Israel (State of) 2.875% 1/29/2024	1,180	1,303
	Italy (Republic of) 1.85% 7/1/2025	17,700	19,212
	Italy (Republic of) 1.35% 4/1/2030	7	7
	JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,229
	KfW 0.125% 6/30/2025	590	626
	Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,679
	Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	2,030
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	626
	Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]	1,535	1,607
	Morocco (Kingdom of) 3.50% 6/19/2024	1,400	1,543
	Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,701
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	600	708
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,596
	PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,811
	Philippines (Republic of) 0.25% 4/28/2025	875	922
	Portuguese Republic 0.475% 10/18/2030	1,610	1,564
	Portuguese Republic 3.50% 6/18/2038	3,140	3,638
	Quebec (Province of) 0.25% 5/5/2031	920	849
	Quebec (Province of) 0.50% 1/25/2032	1,155	1,066
	Romania 2.125% 3/7/2028	1,440	1,447
	Romania 3.75% 2/7/2034	530	506
	Serbia (Republic of) 1.50% 6/26/2029	2,363	2,209
	Shell International Finance BV 1.50% 4/7/2028	2,000	2,091
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,972
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,302
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,160
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	4,098
	Spain (Kingdom of) 3.55% 10/31/2033	8,440	9,770
	Spain (Kingdom of) 3.90% 7/30/2039	530	621
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	773
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	471
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	197
	Stryker Corp. 0.25% 12/3/2024	480	513
	Stryker Corp. 0.75% 3/1/2029	980	964
	Stryker Corp. 1.00% 12/3/2031	450	421

American Funds Insurance Series  219

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros	TotalEnergies SE 1.75% junior subordinated perpetual bonds
(continued)	(5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	EUR2,000	$2,190
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,835
	Tunisia (Republic of) 5.625% 2/17/2024	8,219	8,779
	Ukraine 6.75% 6/20/2028[3]	3,119	851
	Ukraine 6.75% 6/20/2028[3]	1,225	334
	Ukraine 4.375% 1/27/2032[3]	2,705	627

			339,133

Japanese yen	Japan, Series 18, 0.10% 3/10/2024[4]	JPY1,095,934	7,839
6.54%	Japan, Series 19, 0.10% 9/10/2024[4]	477,068	3,437
	Japan, Series 346, 0.10% 3/20/2027	777,900	5,523
	Japan, Series 352, 0.10% 9/20/2028	1,006,900	7,104
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	15,621
	Japan, Series 116, 2.20% 3/20/2030	576,100	4,570
	Japan, Series 362, 0.10% 3/20/2031	737,200	5,122
	Japan, Series 152, 1.20% 3/20/2035	608,450	4,523
	Japan, Series 21, 2.30% 12/20/2035	720,000	5,962
	Japan, Series 162, 0.60% 9/20/2037	1,966,150	13,276
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,218
	Japan, Series 182, 1.10% 9/20/2042	619,850	4,226
	Japan, Series 37, 0.60% 6/20/2050	694,500	3,862
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	8,813
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,496
	Japan, Series 79, 1.20% 6/20/2053	274,400	1,743
	Philippines (Republic of) 0.001% 4/12/2024	900,000	6,371

			100,706

British pounds	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,638
4.62%	Asian Development Bank 1.125% 6/10/2025	740	899
	KfW 1.125% 7/4/2025	1,165	1,413
	Lloyds Bank PLC 7.625% 4/22/2025	655	856
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,268
	United Kingdom 0.125% 1/30/2026	425	504
	United Kingdom 1.25% 7/22/2027	3,060	3,622
	United Kingdom 4.25% 12/7/2027	5,910	7,767
	United Kingdom 1.625% 10/22/2028	8,070	9,526
	United Kingdom 4.75% 12/7/2030	6,920	9,553
	United Kingdom 0.25% 7/31/2031	11,850	11,944
	United Kingdom 1.00% 1/31/2032	7,120	7,523
	United Kingdom 4.25% 6/7/2032	3,010	4,063
	United Kingdom 0.625% 7/31/2035	210	190
	United Kingdom 3.75% 1/29/2038	3,015	3,772
	United Kingdom 0.875% 1/31/2046	4,917	3,351
	United Kingdom 3.75% 10/22/2053	1,870	2,226

			71,115

Chinese yuan	China (People’s Republic of), Series INBK, 2.44% 10/15/2027	CNY38,940	5,506
renminbi	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	59,810	8,545
3.78%	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,240	3,212
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	81,080	13,395
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	66,960	11,040
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	45,510	7,172
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	42,610	6,267
	China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	3,047

			58,184

220  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Brazilian reais	Brazil (Federative Republic of) 6.00% 8/15/2024[4]	BRL14,095	$2,893
2.72%	Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	350
	Brazil (Federative Republic of) 10.00% 1/1/2029	12,400	2,548
	Brazil (Federative Republic of) 10.00% 1/1/2031	52,681	10,718
	Brazil (Federative Republic of) 10.00% 1/1/2033	94,878	19,254
	Brazil (Federative Republic of) 6.00% 8/15/2040[4]	1,966	432
	Brazil (Federative Republic of) 6.00% 8/15/2050[4]	23,510	5,211
	Brazil (Federative Republic of) 6.00% 8/15/2060[4]	1,966	437

			41,843

Mexican pesos	América Móvil, SAB de CV, 9.50% 1/27/2031	MXN115,680	6,630
2.36%	Petroleos Mexicanos 7.19% 9/12/2024	66,159	3,726
	United Mexican States, Series M, 7.50% 6/3/2027	251,720	14,049
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,186
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	412
	United Mexican States, Series M, 8.00% 7/31/2053	198,770	10,397

			36,400

Canadian dollars	Canada 3.50% 3/1/2028	CAD25,228	19,239
2.17%	Canada 3.25% 12/1/2033	15,230	11,630
	Canada 2.75% 12/1/2048	3,500	2,500

			33,369

South Korean won	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,940
1.93%	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,499
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,889
	South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	3,113
	South Korea (Republic of), Series 3106, 2.00% 6/10/2031	2,131,440	1,525
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	16,434,880	13,794

			29,760

Australian dollars	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD6,610	3,826
1.82%	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,182
	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	9,735	6,120
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	14,605	9,770
	Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	7,810	5,095

			27,993

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,497
1.49%	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,339
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	6,019
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,869
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	195
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	148,811,000	10,022
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,987

			22,928

South African rand	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR30,120	1,518
0.59%	South Africa (Republic of), Series R-214, 6.50% 2/28/2041	49,100	1,624
	South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	147,415	5,945

			9,087

American Funds Insurance Series  221

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Danish kroner	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK52,535	$6,306
0.43%	Realkredit Danmark AS 1.00% 10/1/2053[5]	2,630	302

			6,608

New Zealand dollars	New Zealand 4.50% 5/15/2030	NZD10,208	6,559

0.42%

Malaysian	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,207

ringgits
0.14%

Chilean pesos	Chile (Republic of) 1.50% 3/1/2026[4]	CLP846,536	936
0.13%	Chile (Republic of) 5.00% 10/1/2028	955,000	1,065

			2,001

Colombian pesos	Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,185,800	264
0.10%	Colombia (Republic of), Series B, 7.25% 10/26/2050	7,150,600	1,345

			1,609

Indian rupees	India (Republic of) 5.15% 11/9/2025	INR96,010	1,116

0.07%

Polish zloty	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,112

0.07%

Romanian leu	Romania 4.75% 2/24/2025	RON5,000	1,094

0.07%

Norwegian kroner	Norway (Kingdom of) 2.125% 5/18/2032	NOK6,615	598

0.04%

Ukrainian hryvnia	Ukraine 15.50% 10/2/2024	UAH3,848	83
0.01%	Ukraine 19.50% 1/15/2025	1,954	42

			125

U.S. dollars	7-Eleven, Inc. 0.95% 2/10/2026[6]	USD520	481
40.89%	7-Eleven, Inc. 1.30% 2/10/2028[6]	2,180	1,909
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]	763	770
	Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,947
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	660	503
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]	344	345
	AG Issuer, LLC 6.25% 3/1/2028[6]	295	294
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	103	108
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,6]	1,147	1,210
	Alabama Power Co. 3.00% 3/15/2052	980	686
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	140	127
	Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	75	70
	Alfa Desarrollo SpA 4.55% 9/27/2051	476	372
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	290	289
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	120	114
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[6]	70	74

222  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	USD155	$152
(continued)	Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	300	245
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	204
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,729
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]	241	239
	American Electric Power Co., Inc. 1.00% 11/1/2025	250	232
	American Express Co. 3.375% 5/3/2024	4,202	4,171
	Amgen, Inc. 2.20% 2/21/2027	445	414
	Amgen, Inc. 5.25% 3/2/2030	981	1,009
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,756
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,352
	AmWINS Group, Inc. 4.875% 6/30/2029[6]	135	123
	Anglo American Capital PLC 3.95% 9/10/2050[6]	521	397
	Angola (Republic of) 9.50% 11/12/2025	1,610	1,584
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	110	86
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	115	86
	ARD Finance SA 6.50% Cash 6/30/2027[6,7]	210	98
	Aretec Group, Inc. 7.50% 4/1/2029[6]	245	221
	Aretec Group, Inc. 10.00% 8/15/2030[6]	50	53
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	1,921	775
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]	3,025	1,045
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	55	50
	Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.176% 8/2/2029[8,9]	120	116
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	160	161
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	55	51
	AssuredPartners, Inc. 7.00% 8/15/2025[6]	120	120
	AssuredPartners, Inc. 5.625% 1/15/2029[6]	365	341
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,504
	ATI, Inc. 7.25% 8/15/2030	60	62
	Atkore, Inc. 4.25% 6/1/2031[6]	25	22
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.22% 9/22/2028[8,9]	147	147
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	1,817	1,822
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	996	1,019
	B&G Foods, Inc. 5.25% 4/1/2025	23	23
	B&G Foods, Inc. 5.25% 9/15/2027	210	191
	B&G Foods, Inc. 8.00% 9/15/2028[6]	25	26
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[5,9]	219	233
	Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[1]	847	825
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	6,020
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	2,695	2,470
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,300
	Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	1,390	1,385
	BAT Capital Corp. 2.789% 9/6/2024	1,150	1,127
	BAT Capital Corp. 3.215% 9/6/2026	955	914
	BAT Capital Corp. 3.557% 8/15/2027	1,545	1,475
	BAT Capital Corp. 3.462% 9/6/2029	1,150	1,060
	Bath & Body Works, Inc. 6.625% 10/1/2030[6]	120	123
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	76
	Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	80	73
	Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	75	69
	Bausch Health Companies, Inc. 5.25% 2/15/2031[6]	114	50
	Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]	30	20
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	309
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	104
	Bidvest Group (UK) PLC 3.625% 9/23/2026	500	465

American Funds Insurance Series  223

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	USD400	$380
(continued)	Blue Racer Midstream, LLC 7.625% 12/15/2025[6]	65	66
	BMC Software, Inc., Term Loan, (1-month USD CME Term SOFR + 5.50%) 10.97% 2/27/2026[8,9]	25	25
	BMW US Capital, LLC 3.90% 4/9/2025[6]	900	890
	BMW US Capital, LLC 4.15% 4/9/2030[6]	900	883
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]	700	609
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]	1,275	1,079
	Boeing Co. 5.15% 5/1/2030	2,855	2,908
	Boeing Co. 3.625% 2/1/2031	1,127	1,047
	Bombardier, Inc. 7.125% 6/15/2026[6]	47	47
	Bombardier, Inc. 6.00% 2/15/2028[6]	50	49
	Boxer Parent Co., Inc. 9.125% 3/1/2026[6]	160	161
	Boyd Gaming Corp. 4.75% 6/15/2031[6]	45	41
	Boyne USA, Inc. 4.75% 5/15/2029[6]	107	101
	BPCE SA 5.15% 7/21/2024[6]	1,800	1,785
	Braskem Netherlands Finance BV 4.50% 1/31/2030	721	560
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	525	489
	Braskem Netherlands Finance BV 8.50% 1/12/2031	509	474
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,225
	Broadcom, Inc. 4.00% 4/15/2029[6]	250	241
	Broadcom, Inc. 3.419% 4/15/2033[6]	698	613
	Broadcom, Inc. 3.469% 4/15/2034[6]	48	42
	Broadcom, Inc. 3.137% 11/15/2035[6]	185	152
	Broadcom, Inc. 3.75% 2/15/2051[6]	926	729
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[6]	95	92
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]	50	45
	BWX Technologies, Inc. 4.125% 4/15/2029[6]	175	160
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.176% 9/15/2036[5,6,9]	1,310	1,278
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.375% 10/15/2036[5,6,9]	989	968
	Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	15	14
	Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	74	76
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	2,150	2,195
	California Resources Corp. 7.125% 2/1/2026[6]	100	101
	Callon Petroleum Co. 7.50% 6/15/2030[6]	15	15
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	997
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	90	77
	Carnival Corp. 6.00% 5/1/2029[6]	100	96
	CCO Holdings, LLC 5.125% 5/1/2027[6]	125	121
	CCO Holdings, LLC 4.75% 3/1/2030[6]	135	124
	CCO Holdings, LLC 4.50% 8/15/2030[6]	255	230
	CCO Holdings, LLC 4.25% 2/1/2031[6]	155	136
	CCO Holdings, LLC 4.50% 6/1/2033[6]	162	137
	CCO Holdings, LLC 4.25% 1/15/2034[6]	70	57
	Centene Corp. 2.45% 7/15/2028	40	36
	Centene Corp. 4.625% 12/15/2029	195	187
	Centene Corp. 2.50% 3/1/2031	65	54
	Central Garden & Pet Co. 4.125% 10/15/2030	74	67
	Central Garden & Pet Co. 4.125% 4/30/2031[6]	110	97
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[5,6]	925	937
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,504
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	22
	Chesapeake Energy Corp. 5.875% 2/1/2029[6]	115	113
	Chesapeake Energy Corp. 6.75% 4/15/2029[6]	30	30
	Chubb INA Holdings, Inc. 3.35% 5/3/2026	195	190
	Chubb INA Holdings, Inc. 4.35% 11/3/2045	425	400
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[5,6,9]	1,240	1,257
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,6,9]	805	829

224  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Civitas Resources, Inc. 8.75% 7/1/2031[6]	USD90	$96
(continued)	Clarios Global, LP 6.25% 5/15/2026[6]	44	44
	Clarios Global, LP 8.50% 5/15/2027[6]	90	90
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	45	42
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	5	5
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	100	91
	Cloud Software Group, Inc. 6.50% 3/31/2029[6]	235	224
	Cloud Software Group, Inc. 9.00% 9/30/2029[6]	175	166
	Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.948% 3/30/2029[8,9]	100	98
	CMS Energy Corp. 3.875% 3/1/2024	100	100
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,148
	CNX Resources Corp. 7.25% 3/14/2027[6]	240	243
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	55	46
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	85	66
	Colombia (Republic of) 3.875% 4/25/2027	350	335
	Colombia (Republic of) 8.00% 11/14/2035	445	488
	Comcast Corp. 4.80% 5/15/2033	4,100	4,153
	Commonwealth Bank of Australia 2.688% 3/11/2031[6]	4,650	3,828
	CommScope Technologies, LLC 6.00% 6/15/2025[6]	160	131
	CommScope, Inc. 6.00% 3/1/2026[6]	53	47
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.72% 4/6/2026[8,9]	25	22
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	307	290
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	65	59
	Comstock Resources, Inc. 6.75% 3/1/2029[6]	95	87
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	65	56
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.637% 5/25/2043[5,6,9]	1,656	1,692
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.887% 5/25/2043[5,6,9]	804	857
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1,
	(30-day Average USD-SOFR + 1.90%) 7.237% 6/25/2043[5,6,9]	1,034	1,042
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.437% 6/25/2043[5,6,9]	305	319
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.037% 7/25/2043[5,6,9]	784	788
	ConocoPhillips Co. 5.30% 5/15/2053	761	783
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[7]	1,127	820
	Constellium SE 3.75% 4/15/2029[6]	125	114
	Consumers Energy Co. 3.60% 8/15/2032	1,600	1,484
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	677
	CoreLogic, Inc. 4.50% 5/1/2028[6]	339	297
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.97% 6/4/2029[8,9]	65	59
	Corporate Office Properties, LP 2.75% 4/15/2031	1,212	981
	Coty, Inc. 4.75% 1/15/2029[6]	125	119
	Coty, Inc. 6.625% 7/15/2030[6]	95	98
	Covanta Holding Corp. 4.875% 12/1/2029[6]	25	22
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]	333	330
	Crédit Agricole SA 4.375% 3/17/2025[6]	1,100	1,083
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]	2,675	2,539
	Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	178	185
	Crown Castle, Inc. 2.50% 7/15/2031	767	640
	CSX Corp. 3.80% 4/15/2050	75	61
	CVR Partners, LP 6.125% 6/15/2028[6]	65	61
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	725	699
	Darling Ingredients, Inc. 6.00% 6/15/2030[6]	165	165
	Deluxe Corp. 8.00% 6/1/2029[6]	20	18
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	797
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,061
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,207

American Funds Insurance Series  225

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]	USD310	$16
(continued)	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.86% 8/11/2028[6,8,9]	326	337
	DIRECTV Financing, LLC 5.875% 8/15/2027[6]	50	47
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.65% 8/2/2027[8,9]	92	92
	DISH DBS Corp. 5.25% 12/1/2026[6]	15	13
	DISH Network Corp. 11.75% 11/15/2027[6]	260	272
	Dominican Republic 5.50% 1/27/2025[6]	1,375	1,370
	Dominican Republic 8.625% 4/20/2027[6]	225	236
	Dominican Republic 6.40% 6/5/2049[6]	813	768
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	47	44
	Ecopetrol SA 6.875% 4/29/2030	1,445	1,434
	Edison International 4.125% 3/15/2028	2,390	2,311
	Edison International 5.25% 11/15/2028	1,522	1,533
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	93
	Electricité de France SA 4.875% 9/21/2038[6]	795	737
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	300	336
	Element Solutions, Inc. 3.875% 9/1/2028[6]	105	97
	Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[6]	205	131
	Enel Finance International NV 1.375% 7/12/2026[6]	1,248	1,137
	Enel Finance International NV 1.875% 7/12/2028[6]	1,227	1,072
	Energy Transfer, LP 8.00% 4/1/2029[6]	98	102
	Enfragen Energia Sur SA 5.375% 12/30/2030	1,329	1,039
	Entergy Corp. 0.90% 9/15/2025	750	698
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,174
	Enviri Corp. 5.75% 7/31/2027[6]	145	135
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	225	229
	EQM Midstream Partners, LP 7.50% 6/1/2030[6]	45	48
	EQM Midstream Partners, LP 6.50% 7/15/2048	40	41
	Equinix, Inc. 1.80% 7/15/2027	1,145	1,037
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,727
	EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	90	93
	Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[5]	78	79
	Export-Import Bank of Korea 5.125% 1/11/2033	1,175	1,222
	Fair Isaac Corp. 4.00% 6/15/2028[6]	15	14
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[5]	69	61
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	1,786	1,585
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]	7,668	7,438
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	110	111
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	19	19
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	67	67
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]	5,542	5,484
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	250	251
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[5]	968	973
	Fertitta Entertainment, LLC 4.625% 1/15/2029[6]	25	23
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	25	22
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[2,8,9]	97	95
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[2,8,9]	3	3
	First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]	325	291
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	1,795	1,528
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[6]	775	658
	First Student Bidco, Inc. 4.00% 7/31/2029[6]	45	39
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,800	1,732

226  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	USD2,325	$2,110
(continued)	Ford Motor Co. 6.10% 8/19/2032	30	30
	Ford Motor Credit Co., LLC 3.81% 1/9/2024	290	290
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	293
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	187
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	211
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	180
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	112
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	3,975	3,795
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]	3,835	3,303
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	6,067	5,202
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[5]	19	17
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[5]	5,026	4,613
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]	1,120	1,110
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	3,687	3,650
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	296	297
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	3,203	3,170
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	786	789
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[5]	2,835	2,847
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[5]	3,586	3,602
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[5]	12,518	12,571
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.237% 4/25/2042[5,6,9]	441	454
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	497	444
	Gartner, Inc. 3.75% 10/1/2030[6]	70	62
	General Motors Financial Co., Inc. 1.05% 3/8/2024	725	719
	Genesis Energy, LP 8.00% 1/15/2027	125	127
	Genesis Energy, LP 8.25% 1/15/2029	25	26
	Genesis Energy, LP 8.875% 4/15/2030	38	39
	GeoPark, Ltd. 5.50% 1/17/2027	2,780	2,464
	Georgia (Republic of) 2.75% 4/22/2026[6]	400	376
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,399
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,252
	Go Daddy Operating Co., LLC 3.50% 3/1/2029[6]	65	59
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	980
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	769	622
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[5]	2,766	2,384
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[5]	995	853
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]	4,812	4,160
	Government National Mortgage Assn. 6.50% 1/1/2054[5,10]	10,325	10,571
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	777	593
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	1,780	1,341
	Gray Escrow II, Inc. 5.375% 11/15/2031[6]	30	23
	Group 1 Automotive, Inc. 4.00% 8/15/2028[6]	115	107
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	660	625
	GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[6]	25	26
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.106% 3/8/2030[8,9]	39	39
	Harvest Midstream I, LP 7.50% 9/1/2028[6]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	123
	HealthEquity, Inc. 4.50% 10/1/2029[6]	80	74
	Hess Midstream Operations, LP 5.50% 10/15/2030[6]	14	14
	Hightower Holding, LLC 6.75% 4/15/2029[6]	235	214
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	105	102
	Hilcorp Energy I, LP 6.00% 2/1/2031[6]	25	24
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	115	105
	Honduras (Republic of) 6.25% 1/19/2027	653	628
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	275	265
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	195	174
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	120	104

American Funds Insurance Series  227

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Howmet Aerospace, Inc. 5.95% 2/1/2037	USD95	$99
(continued)	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	305	297
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,088
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,676
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	921	766
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,195
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,295
	HUB International, Ltd. 7.00% 5/1/2026[6]	304	306
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.662% 6/20/2030[8,9]	19	19
	Hyundai Capital America 0.875% 6/14/2024[6]	1,200	1,173
	Hyundai Capital America 1.50% 6/15/2026[6]	2,375	2,170
	Hyundai Capital America 1.65% 9/17/2026[6]	269	245
	Hyundai Capital America 2.00% 6/15/2028[6]	600	524
	Hyundai Capital America 6.50% 1/16/2029[6]	132	139
	Icahn Enterprises, LP 6.375% 12/15/2025	35	34
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	500	505
	Ingles Markets, Inc. 4.00% 6/15/2031[6]	190	168
	Intesa Sanpaolo SpA 5.017% 6/26/2024[6]	3,270	3,237
	Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	225	231
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	55	50
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	235	224
	Israel (State of) 3.375% 1/15/2050	1,470	1,048
	Israel (State of) 3.875% 7/3/2050	795	617
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,143
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	58	47
	Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 10.108% 12/4/2026[8,9]	64	63
	KB Home 6.875% 6/15/2027	50	52
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	110	92
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	199
	Korea Development Bank 4.375% 2/15/2028	2,100	2,091
	Korea Development Bank 4.375% 2/15/2033	2,010	1,973
	Korea Electric Power Corp. 5.375% 7/31/2026[6]	1,290	1,305
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	85	83
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]	125	119
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]	157	157
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	651	651
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[5,6]	194	197
	Lamar Media Corp. 3.75% 2/15/2028	135	127
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	140	129
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[6]	30	27
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	110	102
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	40	42
	Levi Strauss & Co. 3.50% 3/1/2031[6]	115	100
	LGI Homes, Inc. 8.75% 12/15/2028[6]	155	165
	Light and Wonder International, Inc. 7.00% 5/15/2028[6]	20	20
	Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	5	5
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	130	125
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,419
	LSB Industries, Inc. 6.25% 10/15/2028[6]	140	133
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	45	40
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	307
	Mastercard, Inc. 2.00% 11/18/2031	600	506
	Medline Borrower, LP 5.25% 10/1/2029[6]	40	38
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.47% 10/23/2028[8,9]	54	55
	Meituan 2.125% 10/28/2025	1,730	1,628
	Methanex Corp. 5.125% 10/15/2027	55	54

228  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Methanex Corp. 5.25% 12/15/2029	USD5	$5
(continued)	MGM Resorts International 5.50% 4/15/2027	90	89
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	115	106
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	73	74
	Mineral Resources, Ltd. 8.00% 11/1/2027[6]	155	159
	Mineral Resources, Ltd. 9.25% 10/1/2028[6]	85	91
	Minerva Luxembourg SA 8.875% 9/13/2033	2,575	2,727
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	1,736	1,673
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	761	762
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	225	225
	Molina Healthcare, Inc. 4.375% 6/15/2028[6]	80	76
	Molina Healthcare, Inc. 3.875% 11/15/2030[6]	75	67
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	1,995
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,145
	Mozambique (Republic of) 9.00% 9/15/2031	940	803
	MSCI, Inc. 3.875% 2/15/2031[6]	125	114
	MSCI, Inc. 3.625% 11/1/2031[6]	210	185
	MSCI, Inc. 3.25% 8/15/2033[6]	33	28
	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[5,9]	336	363
	MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	460	465
	Murphy Oil USA, Inc. 4.75% 9/15/2029	48	46
	MV24 Capital BV 6.748% 6/1/2034	1,129	1,058
	Nabors Industries, Inc. 7.375% 5/15/2027[6]	55	54
	Nabors Industries, Inc. 9.125% 1/31/2030[6]	160	161
	Nasdaq, Inc. 5.95% 8/15/2053	113	122
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]	135	122
	Navient Corp. 5.00% 3/15/2027	45	43
	Navient Corp. 4.875% 3/15/2028	145	135
	NBM US Holdings, Inc. 7.00% 5/14/2026[2]	1,525	1,543
	NCR Atleos, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.206% 3/27/2029[8,9]	50	50
	NCR Voyix Corp. 5.25% 10/1/2030[6]	15	14
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	85	82
	Netflix, Inc. 4.875% 4/15/2028	45	46
	Netflix, Inc. 4.875% 6/15/2030[6]	225	228
	New Fortress Energy, Inc. 6.75% 9/15/2025[6]	50	50
	New Fortress Energy, Inc. 6.50% 9/30/2026[6]	255	245
	New York Life Global Funding 1.20% 8/7/2030[6]	2,725	2,188
	Newell Brands, Inc. 5.20% 4/1/2026	80	79
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	165	152
	NFP Corp. 6.875% 8/15/2028[6]	105	107
	NGL Energy Operating, LLC 7.50% 2/1/2026[6]	215	217
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	180	177
	Norfolk Southern Corp. 5.35% 8/1/2054	496	516
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	150	152
	NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]	105	102
	NOVA Chemicals Corp. 5.25% 6/1/2027[6]	20	19
	Novelis Corp. 4.75% 1/30/2030[6]	80	75
	Novelis Corp. 3.875% 8/15/2031[6]	20	18
	NuStar Logistics, LP 5.625% 4/28/2027	80	80
	Occidental Petroleum Corp. 6.375% 9/1/2028	194	204
	OCP SA 3.75% 6/23/2031	500	431
	Oleoducto Central SA 4.00% 7/14/2027	630	586
	ONEOK, Inc. 5.80% 11/1/2030	69	72
	ONEOK, Inc. 6.05% 9/1/2033	514	545
	ONEOK, Inc. 6.625% 9/1/2053	290	325
	Open Text Corp. 3.875% 2/15/2028[6]	25	23
	Option Care Health, Inc. 4.375% 10/31/2029[6]	25	23
	Oracle Corp. 2.65% 7/15/2026	2,327	2,207
	Oracle Corp. 3.25% 11/15/2027	1,880	1,786
	Oracle Corp. 3.95% 3/25/2051	22	17
	Orange 9.00% 3/1/2031[1]	2,434	3,004

American Funds Insurance Series  229

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Osaic Holdings, Inc. 10.75% 8/1/2027[6]	USD256	$260
(continued)	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,879
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	521
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,580
	Pacific Gas and Electric Co. 3.30% 8/1/2040	6,850	5,025
	PacifiCorp 4.15% 2/15/2050	225	183
	PacifiCorp 3.30% 3/15/2051	150	104
	PacifiCorp 2.90% 6/15/2052	55	35
	PacifiCorp 5.35% 12/1/2053	525	506
	PacifiCorp 5.50% 5/15/2054	680	669
	Panama (Republic of) 3.75% 4/17/2026	465	438
	Panama (Republic of) 6.40% 2/14/2035	850	832
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	65	60
	Party City Holdings, Inc. 12.00% PIK or 12.00% Cash 1/11/2029[6,7]	1	1
	Performance Food Group, Inc. 5.50% 10/15/2027[6]	11	11
	Permian Resources Operating, LLC 7.00% 1/15/2032[6]	25	26
	Peru (Republic of) 2.392% 1/23/2026	500	477
	Petroleos Mexicanos 4.875% 1/18/2024	1,776	1,773
	Petroleos Mexicanos 4.25% 1/15/2025	261	255
	Petroleos Mexicanos 6.875% 10/16/2025	660	650
	Petroleos Mexicanos 6.875% 8/4/2026	638	620
	Petroleos Mexicanos 6.49% 1/23/2027	3,219	3,023
	Petroleos Mexicanos 6.84% 1/23/2030	681	591
	Petroleos Mexicanos 6.70% 2/16/2032	779	647
	Petrorio Luxembourg SARL 6.125% 6/9/2026	910	894
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,134
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	192
	PG&E Corp. 5.00% 7/1/2028	145	141
	PG&E Corp. 5.25% 7/1/2030	175	169
	Philip Morris International, Inc. 5.125% 11/17/2027	315	321
	Philip Morris International, Inc. 5.625% 11/17/2029	420	441
	Philip Morris International, Inc. 2.10% 5/1/2030	634	544
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,632
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,418
	Post Holdings, Inc. 5.625% 1/15/2028[6]	85	84
	Post Holdings, Inc. 5.50% 12/15/2029[6]	80	77
	Post Holdings, Inc. 4.625% 4/15/2030[6]	444	409
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]	526	525
	Procter & Gamble Co. 3.00% 3/25/2030	338	317
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	1,535	1,364
	Qatar Energy 3.125% 7/12/2041[6]	2,895	2,231
	Qatar Energy 3.30% 7/12/2051[6]	2,942	2,155
	Radiology Partners, Inc. 9.25% 2/1/2028[6]	245	126
	Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[8,9]	10	8
	Range Resources Corp. 4.75% 2/15/2030[6]	145	134
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]	25	22
	RHP Hotel Properties, LP 7.25% 7/15/2028[6]	80	83
	RHP Hotel Properties, LP 4.50% 2/15/2029[6]	90	84
	RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	25	22
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	20	19
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]	40	40
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	75	74
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	160	172
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]	4	4
	RP Escrow Issuer, LLC 5.25% 12/15/2025[6]	190	152
	Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	45	42
	Sands China, Ltd. 3.50% 8/8/2031	495	415
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,535
	Sasol Financing USA, LLC 5.875% 3/27/2024	6,165	6,133
	Sasol Financing USA, LLC 4.375% 9/18/2026	1,085	1,012

230  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	USD310	$317
(continued)	Scentre Group Trust 1 3.50% 2/12/2025[6]	210	206
	Scentre Group Trust 1 3.75% 3/23/2027[6]	110	106
	Scientific Games Holdings, LP 6.625% 3/1/2030[6]	46	44
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	115	108
	Sealed Air Corp. 6.125% 2/1/2028[6]	180	182
	Serbia (Republic of) 6.25% 5/26/2028[6]	740	759
	Service Properties Trust 8.625% 11/15/2031[6]	60	63
	ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,505
	Simmons Foods, Inc. 4.625% 3/1/2029[6]	160	139
	Sirius XM Radio, Inc. 3.125% 9/1/2026[6]	50	47
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	195	180
	Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	39	35
	Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	111	95
	SK hynix, Inc. 3.00% 9/17/2024	1,602	1,575
	SK hynix, Inc. 1.50% 1/19/2026	563	519
	SM Energy Co. 6.50% 7/15/2028	45	45
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.888% 11/15/2052[5,6,9]	733	735
	Sonic Automotive, Inc. 4.625% 11/15/2029[6]	45	41
	Sonic Automotive, Inc. 4.875% 11/15/2031[6]	20	18
	Southern California Edison Co. 2.85% 8/1/2029	200	182
	Southern California Edison Co. 3.65% 2/1/2050	1,700	1,318
	Southwestern Energy Co. 5.375% 3/15/2030	120	117
	Southwestern Energy Co. 4.75% 2/1/2032	90	83
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	17	19
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	60	65
	Sprint, LLC 7.625% 3/1/2026	130	136
	Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	1,500	1,363
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,560	2,652
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	453	379
	Stericycle, Inc. 3.875% 1/15/2029[6]	110	100
	Sunoco, LP 4.50% 5/15/2029	290	270
	Sunoco, LP 4.50% 4/30/2030	35	32
	Surgery Center Holdings, Inc. 10.00% 4/15/2027[6]	103	104
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	12	—	[11]
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	400	384
	Talen Energy Supply, LLC 8.625% 6/1/2030[6]	94	100
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.869% 5/17/2030[8,9]	45	45
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	3,450	2,304
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	2,789	2,782
	Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.948% 9/29/2028[8,9]	243	238
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	465	420
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	969
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,459
	Toyota Motor Credit Corp. 3.375% 4/1/2030	453	426
	TransDigm, Inc. 6.25% 3/15/2026[6]	65	65
	TransDigm, Inc. 5.50% 11/15/2027	45	44
	TransDigm, Inc. 4.875% 5/1/2029	80	75
	TransDigm, Inc. 6.875% 12/15/2030[6]	85	88
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]	56	56
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	102	106
	Transocean, Inc. 8.75% 2/15/2030[6]	38	40
	Transocean, Inc. 6.80% 3/15/2038	35	28
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,12]	100	93
	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[5,6]	379	374

American Funds Insurance Series  231

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	USD251	$245
(continued)	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	100	97
	Triumph Group, Inc. 9.00% 3/15/2028[6]	71	76
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	1,410	1,064
	U.S. Treasury 3.625% 3/31/2028	20	20
	U.S. Treasury 4.375% 11/30/2028	6,800	6,960
	U.S. Treasury 4.50% 11/15/2033	10,782	11,325
	U.S. Treasury 1.125% 5/15/2040[13]	6,190	4,000
	U.S. Treasury 1.75% 8/15/2041[13]	4,650	3,242
	U.S. Treasury 4.75% 11/15/2043	1,425	1,531
	U.S. Treasury 3.00% 8/15/2048[13]	5,045	4,118
	U.S. Treasury 4.125% 8/15/2053[13]	19,558	19,823
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4,13]	18,013	18,560
	U.S. Treasury Inflation-Protected Security 1.375% 7/15/2033[4]	6,321	6,137
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]	3,344	2,084
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4]	6,371	5,801
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]	2,265	2,249
	UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.988% 5/4/2026[8,9]	75	75
	UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.764% 5/3/2027[8,9]	75	75
	Ukraine 7.75% 9/1/2024[3]	6,210	1,938
	Ukraine 6.876% 5/21/2031[3]	1,269	296
	Uniform Mortgage-Backed Security 2.00% 1/1/2039[5,10]	1,841	1,651
	Uniform Mortgage-Backed Security 2.00% 2/1/2039[5,10]	1,234	1,100
	Uniform Mortgage-Backed Security 2.00% 1/1/2054[5,10]	2,470	2,019
	Uniform Mortgage-Backed Security 2.50% 1/1/2054[5,10]	24,460	20,812
	Uniform Mortgage-Backed Security 3.00% 1/1/2054[5,10]	5,222	4,620
	Uniform Mortgage-Backed Security 3.50% 1/1/2054[5,10]	9,033	8,288
	Uniform Mortgage-Backed Security 4.00% 1/1/2054[5,10]	8,840	8,362
	Uniform Mortgage-Backed Security 4.50% 1/1/2054[5,10]	16,943	16,425
	Uniform Mortgage-Backed Security 5.00% 1/1/2054[5,10]	19,966	19,755
	Uniform Mortgage-Backed Security 5.50% 1/1/2054[5,10]	10,146	10,190
	Uniform Mortgage-Backed Security 6.00% 1/1/2054[5,10]	10,805	10,972
	Uniform Mortgage-Backed Security 6.50% 1/1/2054[5,10]	6,655	6,821
	Uniform Mortgage-Backed Security 7.00% 1/1/2054[5,10]	13,150	13,566
	Uniform Mortgage-Backed Security 3.50% 2/1/2054[5,10]	18,339	16,843
	Uniform Mortgage-Backed Security 6.00% 2/1/2054[5,10]	6,750	6,854
	United Mexican States 6.338% 5/4/2053	425	434
	United Natural Foods, Inc. 6.75% 10/15/2028[6]	85	69
	United Rentals (North America), Inc. 3.875% 2/15/2031	130	118
	Univision Communications, Inc. 4.50% 5/1/2029[6]	250	223
	US Foods, Inc. 4.625% 6/1/2030[6]	35	33
	Vail Resorts, Inc. 6.25% 5/15/2025[6]	120	119
	Valvoline, Inc. 3.625% 6/15/2031[6]	85	73
	Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.43% Cash 10/10/2028[7,8,9]	48	48
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	35	32
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	31	31
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	110	97
	Venture Global LNG, Inc. 8.125% 6/1/2028[6]	80	81
	Veralto Corp. 5.35% 9/18/2028[6]	2,900	2,970
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,537
	Vital Energy, Inc. 9.75% 10/15/2030	40	41
	VZ Secured Financing BV 5.00% 1/15/2032[6]	200	171
	W&T Offshore, Inc. 11.75% 2/1/2026[6]	55	57
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,928	1,701
	Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	71	71
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	320	308
	WEA Finance, LLC 3.75% 9/17/2024[6]	535	526
	Weatherford International, Ltd. 6.50% 9/15/2028[6]	38	39
	Weatherford International, Ltd. 8.625% 4/30/2030[6]	93	97

232  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	USD5,788	$5,525
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,440
	WESCO Distribution, Inc. 7.125% 6/15/2025[6]	180	181
	WESCO Distribution, Inc. 7.25% 6/15/2028[6]	200	206
	Western Midstream Operating, LP 3.10% 2/1/2025[1]	85	83
	Western Midstream Operating, LP 5.25% 2/1/2050[1]	80	72
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]	992	991
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	278	277
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	60	60
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,205
	WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[3,6,7]	37	8
	WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[3,6,7]	31	11
	WMG Acquisition Corp. 3.75% 12/1/2029[6]	110	100
	WMG Acquisition Corp. 3.875% 7/15/2030[6]	135	122
	WMG Acquisition Corp. 3.00% 2/15/2031[6]	80	69
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,12]	105	107
	Wynn Las Vegas, LLC 5.50% 3/1/2025[6]	110	109
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	43	45
	Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.97% 9/1/2027[8,9]	95	93
	Ziggo Bond Co. BV 5.125% 2/28/2030[6]	200	167
	Ziggo BV 4.875% 1/15/2030[6]	300	268

			629,873

	Total bonds, notes & other debt instruments (cost: $1,470,776,000)		1,423,420

Convertible bonds & notes 0.08%
U.S. dollars	Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024	1,200	1,173

0.08%	Total convertible bonds & notes (cost: $1,171,000)		1,173

Preferred securities 0.00%		Shares
U.S. dollars	ACR III LSC Holdings, LLC, Series B, preferred shares[6,12,14]	48	74

0.00%	Total preferred securities (cost: $50,000)		74

Common stocks 0.05%
U.S. dollars	Diebold Nixdorf, Inc.[6,14]	8,912	258
0.05%	Constellation Oil Services Holding SA, Class B-1[12,14]	1,214,969	170
	Venator Materials PLC[12,14]	31,972,955	164
	Altera Infrastructure, LP12,14	1,441	133
	Party City Holdco, Inc.[12,14]	80	2
	Party City Holdco, Inc.[6,12,14]	1	—	[11]
	Bighorn Permian Resources, LLC[12]	531	—	[11]

	Total common stocks (cost: $1,438,000)		727

Investment funds 3.42%
	Capital Group Central Corporate Bond Fund[15]	6,213,739	52,692

	Total investment funds (cost: $49,062,000)		52,692

American Funds Insurance Series  233

Capital World Bond Fund (continued)

Short-term securities 13.02%	Shares	Value (000)
Money market investments 11.51%
Capital Group Central Cash Fund 5.44%[15,16]	1,773,180	$177,300

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 1.51%
Japan Treasury 2/20/2024	(0.103)%	JPY3,277,100	23,247

Total short-term securities (cost: $201,752,000)			200,547

Total investment securities 108.98% (cost: $1,724,249,000)			1,678,633
Other assets less liabilities (8.98)%			(138,292)

Net assets 100.00%			$1,540,341

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
10 Year Australian Government Bond Futures	Long	30	3/15/2024	USD2,385	$73
3 Year Australian Government Bond Futures	Short	1	3/18/2024	(73)	(1)
2 Year Euro-Schatz Futures	Long	26	3/11/2024	3,058	13
2 Year U.S. Treasury Note Futures	Long	1,259	4/3/2024	259,246	2,109
5 Year Euro-Bobl Futures	Short	61	3/11/2024	(8,032)	(20)
5 Year U.S. Treasury Note Futures	Long	1,305	4/3/2024	141,949	3,201
10 Year Italy Government Bond Futures	Long	88	3/11/2024	11,575	365
10 Year French Government Bond Futures	Long	58	3/11/2024	8,420	294
10 Year Euro-Bund Futures	Short	89	3/11/2024	(13,482)	(339)
10 Year Japanese Government Bond Futures	Short	30	3/20/2024	(31,215)	(107)
10 Year UK Gilt Futures	Long	189	3/28/2024	24,729	1,251
10 Year Ultra U.S. Treasury Note Futures	Short	193	3/28/2024	(22,777)	(1,021)
10 Year U.S. Treasury Note Futures	Short	301	3/28/2024	(33,980)	(786)
20 Year U.S. Treasury Bond Futures	Long	39	3/28/2024	4,873	370
30 Year Euro-Buxl Futures	Long	26	3/11/2024	4,068	324
30 Year Ultra U.S. Treasury Bond Futures	Long	31	3/28/2024	4,141	176

					$5,902

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2023 (000)
CHF	2,790	USD	3,200	Standard Chartered Bank	1/8/2024	$121
SGD	1,400	USD	1,050	BNP Paribas	1/8/2024	11
CZK	18,000	USD	803	BNP Paribas	1/8/2024	1
PLN	18,110	EUR	4,175	Bank of New York Mellon	1/8/2024	(9)
CZK	47,290	EUR	1,923	Citibank	1/8/2024	(10)
USD	735	NOK	7,930	Citibank	1/8/2024	(45)
USD	6,366	GBP	5,040	UBS AG	1/8/2024	(59)
USD	20,322	MXN	353,363	Goldman Sachs	1/8/2024	(453)

234  American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2023 (000)
CNH	194,180	USD	27,128	BNP Paribas	1/9/2024	$146
CNH	19,260	USD	2,682	Citibank	1/9/2024	24
PLN	11,105	USD	2,808	JPMorgan Chase	1/9/2024	14
HUF	981,675	USD	2,817	JPMorgan Chase	1/9/2024	8
ZAR	54,000	USD	2,941	Morgan Stanley	1/9/2024	8
EUR	7,361	PLN	31,970	HSBC Bank	1/9/2024	6
DKK	46,980	EUR	6,303	Citibank	1/9/2024	(1)
USD	2,583	ZAR	48,870	UBS AG	1/9/2024	(86)
USD	14,529	DKK	100,190	BNP Paribas	1/9/2024	(317)
EUR	380	USD	410	Morgan Stanley	1/11/2024	9
USD	994	GBP	790	Goldman Sachs	1/11/2024	(13)
JPY	2,411,633	USD	16,447	HSBC Bank	1/12/2024	696
COP	13,562,304	USD	3,379	Morgan Stanley	1/12/2024	110
USD	9,836	KRW	12,642,244	Citibank	1/12/2024	77
BRL	24,165	USD	4,914	Citibank	1/12/2024	55
JPY	399,890	USD	2,810	Citibank	1/12/2024	33
COP	2,800,000	USD	689	Standard Chartered Bank	1/12/2024	31
USD	304	CLP	264,710	Morgan Stanley	1/12/2024	4
USD	10,273	IDR	158,602,850	Citibank	1/12/2024	(30)
USD	4,434	KRW	5,846,230	Citibank	1/12/2024	(79)
USD	8,795	BRL	43,165	Standard Chartered Bank	1/12/2024	(82)
USD	3,347	COP	13,562,304	Morgan Stanley	1/12/2024	(142)
ILS	4,200	USD	1,131	Citibank	1/18/2024	29
AUD	1,830	USD	1,250	Citibank	1/18/2024	(2)
HUF	1,284,310	EUR	3,343	Goldman Sachs	1/18/2024	(2)
USD	3,464	AUD	5,150	Goldman Sachs	1/18/2024	(49)
USD	2,293	HUF	818,090	BNP Paribas	1/18/2024	(58)
USD	7,302	AUD	11,120	BNP Paribas	1/18/2024	(280)
THB	360,570	USD	10,106	Citibank	1/19/2024	398
EUR	8,610	USD	9,267	Goldman Sachs	1/19/2024	247
JPY	600,980	USD	4,131	Citibank	1/19/2024	146
JPY	849,560	USD	5,912	HSBC Bank	1/19/2024	134
MYR	2,580	USD	554	HSBC Bank	1/19/2024	10
THB	37,000	USD	1,084	Citibank	1/19/2024	(6)
USD	936	NZD	1,530	UBS AG	1/19/2024	(32)
USD	4,020	NZD	6,561	Standard Chartered Bank	1/19/2024	(128)
EUR	15,550	USD	17,013	Bank of America	1/22/2024	171
CAD	11,563	USD	8,616	BNP Paribas	1/22/2024	113
EUR	7,700	USD	8,457	Standard Chartered Bank	1/22/2024	52
SEK	45,500	USD	4,467	Bank of America	1/22/2024	49
MXN	27,010	USD	1,553	JPMorgan Chase	1/22/2024	31
IDR	95,556,480	USD	6,192	UBS AG	1/22/2024	15
PLN	4,740	USD	1,198	Citibank	1/22/2024	6
PLN	20,540	EUR	4,727	UBS AG	1/22/2024	(6)
INR	438,850	USD	5,276	HSBC Bank	1/22/2024	(9)
USD	1,550	ZAR	28,640	UBS AG	1/22/2024	(12)
USD	2,655	BRL	13,000	JPMorgan Chase	1/22/2024	(17)
USD	3,352	MXN	58,010	Standard Chartered Bank	1/22/2024	(49)
EUR	5,100	CAD	7,531	HSBC Bank	1/22/2024	(50)
USD	6,363	BRL	31,307	Citibank	1/22/2024	(72)
THB	262,300	USD	7,508	UBS AG	1/23/2024	135
DKK	27,100	USD	3,979	Citibank	1/23/2024	39
USD	2,816	GBP	2,210	Citibank	1/23/2024	(2)
CNH	269,257	USD	37,868	Goldman Sachs	1/23/2024	(13)
USD	5,551	JPY	781,000	HSBC Bank	1/26/2024	(13)
JPY	9,051,388	USD	63,378	Morgan Stanley	2/9/2024	1,246
USD	12,322	JPY	1,828,000	JPMorgan Chase	2/9/2024	(729)

American Funds Insurance Series  235

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2023 (000)
MXN	112,690	USD	6,267	Goldman Sachs	2/14/2024	$316
USD	25,879	JPY	3,277,100	HSBC Bank	2/16/2024	2,457
JPY	3,277,100	USD	25,661	HSBC Bank	2/16/2024	(2,239)
USD	25,676	JPY	3,277,100	HSBC Bank	2/20/2024	2,240
USD	5,303	BRL	26,176	Bank of America	2/20/2024	(58)
USD	4,334	BRL	21,630	Citibank	2/20/2024	(96)
USD	5,344	BRL	26,300	Bank of America	2/29/2024	(37)
USD	2,680	BRL	13,400	Citibank	3/7/2024	(60)
TRY	36,550	USD	1,168	BNP Paribas	3/11/2024	(10)

						$3,833

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	12/31/2023 (000)	(received) (000)	at 12/31/2023 (000)
2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	$(390)	$—	$(390)
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN47,800	(192)	—	(192)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN48,400	(197)	—	(197)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	MXN58,800	(244)	—	(244)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN14,000	(51)	—	(51)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN13,900	(52)	—	(52)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN14,200	(53)	—	(53)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN43,000	(157)	—	(157)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	MXN14,100	(52)	—	(52)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	MXN27,800	(104)	—	(104)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN62,600	(223)	—	(223)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN172,500	(615)	—	(615)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN28,900	(67)	—	(67)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN43,375	(99)	—	(99)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	MXN89,445	(216)	—	(216)
9.40%	28-day	28-day MXN-TIIE	28-day	2/16/2028	MXN259,800	368	—	368
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP15,850	1,263	—	1,263
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP7,810	614	—	614
4.1239%	Annual	SONIA	Annual	12/5/2028	GBP13,165	551	—	551
SOFR	Annual	3.29015%	Annual	1/13/2030	USD11,280	131	—	131
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	31	—	31
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP4,240	(460)	—	(460)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP8,600	(949)	—	(949)

						$(1,163)	$—	$(1,163)

236  American Funds Insurance Series

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Bilateral interest rate swaps

Receive		Pay				Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)	12/31/2023 (000)	(received) (000)	at 12/31/2023 (000)
11.18%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$278	$—	$278

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[17] (000)	Value at 12/31/2023[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
1.00%	Quarterly	CDX.NA.IG.41	12/20/2028	USD42,427	$824	$585	$239
5.00%	Quarterly	CDX.NA.HY.41	12/20/2028	19,325	1,128	915	213
1.00%	Quarterly	ITRX.EUR.IG.40	12/20/2028	EUR32,310	696	630	66

					$2,648	$2,130	$518

Investments in affiliates15

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Investment funds 3.42%
Capital Group Central Corporate Bond Fund	$48,676	$1,983	$—	$—	$2,033	$52,692	$1,983
Short-term securities 11.51%
Money market investments 11.51%
Capital Group Central Cash Fund 5.44%[16]	167	876,837	699,695	6	(15)	177,300	7,090

Total 14.93%				$6	$2,018	$229,992	$9,073

Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,937	$5,563	.36%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,585	5,511	.36
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1]	5/19/2020	3,404	3,229	.21
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	1,957	2,030	.13
NBM US Holdings, Inc. 7.00% 5/14/2026	5/17/2023-5/19/2023	1,476	1,543	.10
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023	309	317	.02
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,12]	6/23/2023	101	107	.01

American Funds Insurance Series  237

Capital World Bond Fund (continued)

Restricted securities2 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[8,9]	9/13/2023	$95	$95	.00%[19]
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[8,9]	9/13/2023-12/13/2023	3	3	.00 [19]

Total		$18,867	$18,398	1.19%

[1]	Step bond; coupon rate may change at a later date.
[2]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $18,398,000, which represented 1.19% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $109,560,000, which represented 7.11% of the net assets of the fund.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,802,000, which represented .12% of the net assets of the fund.

[9]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Purchased on a TBA basis.
[11]	Amount less than one thousand.
[12]	Value determined using significant unobservable inputs.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,774,000, which represented .83% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 12/31/2023.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Amount less than .01%.

Key to abbreviation(s)

Assn. = Association

AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DAC = Designated Activity Company

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PIK = Payment In Kind

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RON = Romanian leu

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

UAH = Ukrainian hryvnia

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

238  American Funds Insurance Series

American High-Income Trust

Investment portfolio December 31, 2023

Bonds, notes & other debt instruments 88.89%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 88.47%
Energy	Aethon United BR, LP 8.25% 2/15/2026[1]	USD435	$438
15.14%	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	570	549
	Antero Resources Corp. 7.625% 2/1/2029[1]	244	251
	Antero Resources Corp. 5.375% 3/1/2030[1]	130	125
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	2,056
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	170	214
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	273
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,385	1,290
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,148
	Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	496	503
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	1,970	2,059
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	545	564
	California Resources Corp. 7.125% 2/1/2026[1]	390	396
	Callon Petroleum Co. 7.50% 6/15/2030[1]	1,665	1,681
	Cheniere Energy Partners, LP 4.50% 10/1/2029	58	56
	Cheniere Energy, Inc. 4.625% 10/15/2028	1,041	1,017
	Chesapeake Energy Corp. 5.50% 2/1/2026[1]	790	784
	Chesapeake Energy Corp. 5.875% 2/1/2029[1]	2,055	2,016
	Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	763
	Chord Energy Corp. 6.375% 6/1/2026[1]	190	190
	CITGO Petroleum Corp. 6.375% 6/15/2026[1]	375	374
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,410	1,451
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	879
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	530	554
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	775
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,184
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	252
	CNX Resources Corp. 7.25% 3/14/2027[1]	1,168	1,180
	CNX Resources Corp. 6.00% 1/15/2029[1]	1,804	1,732
	CNX Resources Corp. 7.375% 1/15/2031[1]	911	918
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	805	737
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,130	982
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[2]	3,201	2,328
	Continental Resources, Inc. 5.75% 1/15/2031[1]	365	364
	Crescent Energy Finance, LLC 7.25% 5/1/2026[1]	500	504
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,498	1,555
	Devon Energy Corp. 5.875% 6/15/2028	202	204
	Devon Energy Corp. 4.50% 1/15/2030	493	474
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,297
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	277
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	250	247
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,025	868
	Energy Transfer, LP 6.00% 2/1/2029[1]	55	56
	Energy Transfer, LP 8.00% 4/1/2029[1]	1,295	1,348
	EQM Midstream Partners, LP 4.125% 12/1/2026	87	84
	EQM Midstream Partners, LP 7.50% 6/1/2027[1]	270	278
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,910	1,946
	EQM Midstream Partners, LP 5.50% 7/15/2028	881	873
	EQM Midstream Partners, LP 4.50% 1/15/2029[1]	835	790
	EQM Midstream Partners, LP 7.50% 6/1/2030[1]	338	364
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,575
	EQM Midstream Partners, LP 6.50% 7/15/2048	1,115	1,144
	EQT Corp. 5.00% 1/15/2029	170	169
	EQT Corp. 3.625% 5/15/2031[1]	290	259
	Genesis Energy, LP 6.25% 5/15/2026	320	320
	Genesis Energy, LP 8.00% 1/15/2027	3,115	3,169
	Genesis Energy, LP 7.75% 2/1/2028	87	87
	Genesis Energy, LP 8.25% 1/15/2029	1,480	1,524
	Genesis Energy, LP 8.875% 4/15/2030	1,110	1,149
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,512
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,709

American Funds Insurance Series	239

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	USD156	$151
(continued)	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,317
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	388
	Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	145
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	952
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	895
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	908
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	935	901
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	2,238	2,374
	Jonah Energy, LLC 12.00% 11/5/2025[3]	852	852
	Matador Resources Co. 6.875% 4/15/2028[1]	425	431
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,4]	739	59
	Murphy Oil Corp. 6.375% 7/15/2028	243	244
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	715
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,615	1,584
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,275	1,281
	Nabors Industries, Ltd. 7.25% 1/15/2026[1]	350	337
	Neptune Energy Bondco PLC 6.625% 5/15/2025[1]	1,250	1,240
	New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,720	1,708
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	5,155	4,956
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.39% 10/30/2028[5,6]	270	267
	NGL Energy Operating, LLC 7.50% 2/1/2026[1]	8,280	8,369
	NGL Energy Partners, LP 6.125% 3/1/2025	1,964	1,962
	NGL Energy Partners, LP 7.50% 4/15/2026	875	871
	Noble Finance II, LLC 8.00% 4/15/2030[1]	485	505
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,985	2,012
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	1,215	1,267
	NuStar Logistics, LP 6.00% 6/1/2026	286	286
	Occidental Petroleum Corp. 6.625% 9/1/2030	390	415
	Occidental Petroleum Corp. 6.125% 1/1/2031	465	483
	Occidental Petroleum Corp. 6.45% 9/15/2036	245	260
	Occidental Petroleum Corp. 6.20% 3/15/2040	290	300
	Occidental Petroleum Corp. 6.60% 3/15/2046	305	331
	Parkland Corp. 4.625% 5/1/2030[1]	440	405
	PDC Energy, Inc. 5.75% 5/15/2026	600	599
	Permian Resources Operating, LLC 6.875% 4/1/2027[1]	455	455
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	60
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,030	1,146
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	395	408
	Petroleos Mexicanos 4.875% 1/18/2024	223	223
	Petroleos Mexicanos 6.875% 10/16/2025	350	345
	Petroleos Mexicanos 8.75% 6/2/2029	732	712
	Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	320	314
	Range Resources Corp. 4.875% 5/15/2025	362	358
	Range Resources Corp. 8.25% 1/15/2029	825	855
	Range Resources Corp. 4.75% 2/15/2030[1]	970	898
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]	375	359
	Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	930	971
	Sitio Royalties Operating Partnership, LP 7.875% 11/1/2028[1]	350	363
	Southwestern Energy Co. 5.375% 3/15/2030	1,690	1,652
	Southwestern Energy Co. 4.75% 2/1/2032	570	528
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	304
	Sunoco, LP 6.00% 4/15/2027	547	549
	Sunoco, LP 5.875% 3/15/2028	290	290
	Sunoco, LP 7.00% 9/15/2028[1]	1,645	1,698
	Sunoco, LP 4.50% 5/15/2029	1,970	1,832
	Sunoco, LP 4.50% 4/30/2030	1,955	1,812
	Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	85
	Targa Resources Partners, LP 6.50% 7/15/2027	133	135
	Targa Resources Partners, LP 6.875% 1/15/2029	915	946

240  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Targa Resources Partners, LP 5.50% 3/1/2030	USD327	$327
(continued)	Targa Resources Partners, LP 4.875% 2/1/2031	695	676
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	575	584
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	527	525
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,071
	Transocean, Inc. 11.50% 1/30/2027[1]	245	256
	Transocean, Inc. 8.75% 2/15/2030[1]	503	525
	Transocean, Inc. 6.80% 3/15/2038	540	434
	USA Compression Partners, LP 6.875% 4/1/2026	646	644
	USA Compression Partners, LP 6.875% 9/1/2027	247	244
	Valaris, Ltd. 8.375% 4/30/2030[1]	450	461
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	194
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,250	1,985
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,690	1,434
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	718
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	429
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,000	1,001
	Vital Energy, Inc. 10.125% 1/15/2028	250	257
	Vital Energy, Inc. 9.75% 10/15/2030	555	576
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	365
	Weatherford International, Ltd. 6.50% 9/15/2028[1]	1,486	1,539
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	3,721	3,888
	Western Midstream Operating, LP 3.10% 2/1/2025[7]	450	438
	Western Midstream Operating, LP 3.95% 6/1/2025	65	63
	Western Midstream Operating, LP 4.50% 3/1/2028	239	231
	Western Midstream Operating, LP 5.25% 2/1/2050[7]	545	489

			132,287

Consumer	Acushnet Co. 7.375% 10/15/2028[1]	470	491
discretionary	Advance Auto Parts, Inc. 1.75% 10/1/2027	199	171
11.71%	Advance Auto Parts, Inc. 5.95% 3/9/2028	345	344
	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,076	966
	Advance Auto Parts, Inc. 3.50% 3/15/2032	593	491
	Allied Universal Holdco, LLC 6.625% 7/15/2026[1]	8	8
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	731	717
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	1,190	1,083
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	1,310	1,069
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	904	924
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,545	1,432
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	1,310	1,192
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	280	256
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,306	1,324
	Bath & Body Works, Inc. 6.75% 7/1/2036	875	882
	Boyd Gaming Corp. 4.75% 12/1/2027	441	425
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	317
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	612
	Caesars Entertainment, Inc. 6.25% 7/1/2025[1]	1,085	1,089
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	499	451
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	1,065	1,093
	Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	345	345
	Carnival Corp. 5.75% 3/1/2027[1]	1,445	1,411
	Carnival Corp. 4.00% 8/1/2028[1]	3,425	3,187
	Carnival Corp. 6.00% 5/1/2029[1]	4,636	4,464
	Carnival Corp. 7.00% 8/15/2029[1]	635	663
	Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,712
	Carvana Co. 12.00% PIK 12/1/2028[1,2]	125	106
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Clarios Global, LP 8.50% 5/15/2027[1]	315	317
	Dana, Inc. 4.50% 2/15/2032	120	105

American Funds Insurance Series  241

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Everi Holdings, Inc. 5.00% 7/15/2029[1]	USD95	$86
discretionary	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,405	1,276
(continued)	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	3,870	3,402
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,185
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.61% 7/21/2028[5,6]	218	217
	Ford Motor Co. 3.25% 2/12/2032	210	175
	Ford Motor Co. 6.10% 8/19/2032	600	605
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	280	269
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	665	637
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,319	1,354
	Ford Motor Credit Co., LLC 4.542% 8/1/2026	660	639
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	390	361
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	900	864
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	200	190
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	880	822
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	300	270
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	330	345
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	300	292
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	700	746
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	770	691
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	815	879
	Gap, Inc. 3.625% 10/1/2029[1]	170	146
	Gap, Inc. 3.875% 10/1/2031[1]	108	89
	Group 1 Automotive, Inc. 4.00% 8/15/2028[1]	380	353
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	689
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,375	1,349
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.106% 3/8/2030[5,6]	990	990
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	396
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	958
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	546
	Hyundai Capital America 1.65% 9/17/2026[1]	70	64
	International Game Technology PLC 6.50% 2/15/2025[1]	201	201
	International Game Technology PLC 4.125% 4/15/2026[1]	465	452
	International Game Technology PLC 5.25% 1/15/2029[1]	2,620	2,567
	KB Home 6.875% 6/15/2027	330	343
	KB Home 7.25% 7/15/2030	330	342
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	335
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	4,735	4,404
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,835	1,917
	Levi Strauss & Co. 3.50% 3/1/2031[1]	830	720
	LGI Homes, Inc. 8.75% 12/15/2028[1]	445	474
	Light and Wonder International, Inc. 7.00% 5/15/2028[1]	735	743
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	960	984
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	445	464
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	204
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	986
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	830	755
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	573	534
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	1,370	1,209
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	595	552
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	487
	MGM Resorts International 5.50% 4/15/2027	200	199
	Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.465% 9/9/2026[5,6]	227	227
	NCL Corp., Ltd. 3.625% 12/15/2024[1]	300	292
	NCL Corp., Ltd. 5.875% 3/15/2026[1]	405	396
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	830	823
	NCL Corp., Ltd. 7.75% 2/15/2029[1]	360	363
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	1,650	1,587

242  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary	Ontario Gaming GTA, LP, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.598% 8/1/2030[5,6]	USD425	$427
(continued)	Party City Holdings, Inc. 0% 10/12/2028[3]	500	—	[8]
	Party City Holdings, Inc. 12.00% PIK or 12.00% Cash 1/11/2029[1,2]	2,206	2,156
	PENN Entertainment, Inc. 5.625% 1/15/2027[1]	660	640
	PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
	Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]	200	160
	QVC, Inc. 4.85% 4/1/2024	1,935	1,917
	QVC, Inc. 4.45% 2/15/2025	580	545
	Raising Canes Restaurants, LLC 9.375% 5/1/2029[1]	335	358
	Resorts World Las Vegas, LLC 4.625% 4/16/2029[9]	300	262
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	512
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	1,090	1,053
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	715	708
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	1,365	1,352
	Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	1,700	1,569
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	795	785
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	1,775	1,887
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	1,010	1,087
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	553	578
	Sally Holdings, LLC 5.625% 12/1/2025	935	936
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	805	762
	Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.914% 4/4/2029[5,6]	499	499
	Service Corp. International 4.00% 5/15/2031	170	152
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,735	1,581
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,525	2,253
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	86
	Travel + Leisure Co. 4.50% 12/1/2029[1]	490	439
	Universal Entertainment Corp. 8.75% 12/11/2024[1]	3,510	3,778
	Vail Resorts, Inc. 6.25% 5/15/2025[1]	367	366
	Valvoline, Inc. 4.25% 2/15/2030[1]	353	351
	Valvoline, Inc. 3.625% 6/15/2031[1]	600	513
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,245	1,199
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	910	852
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	455
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	258
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	297
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	267

			102,285

Communication	Altice France Holding SA 10.50% 5/15/2027[1]	880	571
services	Altice France SA 5.125% 7/15/2029[1]	1,677	1,307
11.47%	CCO Holdings, LLC 5.50% 5/1/2026[1]	102	101
	CCO Holdings, LLC 5.00% 2/1/2028[1]	786	753
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	340
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	296
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,521	3,222
	CCO Holdings, LLC 4.50% 8/15/2030[1]	3,029	2,735
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,093	2,707
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,504	2,211
	CCO Holdings, LLC 4.50% 5/1/2032	878	753
	CCO Holdings, LLC 4.50% 6/1/2033[1]	1,543	1,308
	CCO Holdings, LLC 4.25% 1/15/2034[1]	2,321	1,889
	Charter Communications Operating, LLC 5.25% 4/1/2053	400	336
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	492
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	262
	Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	690	661
	Connect Finco SARL 6.75% 10/1/2026[1]	1,100	1,094

American Funds Insurance Series  243

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	USD225	$185
services	CSC Holdings, LLC 6.50% 2/1/2029[1]	600	530
(continued)	Diamond Sports Group, LLC 5.375% 8/15/2026[1,4]	503	26
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,4]	1,056	55
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	3,021	2,841
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.65% 8/2/2027[5,6]	1,487	1,493
	DISH DBS Corp. 5.875% 11/15/2024	7,815	7,335
	DISH DBS Corp. 7.75% 7/1/2026	1,365	952
	DISH Network Corp. 11.75% 11/15/2027[1]	5,840	6,101
	Embarq Corp. 7.995% 6/1/2036	3,624	2,269
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	985	952
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	2,960	2,738
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	3,070	2,748
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	725	614
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	750	641
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	710	731
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	185	189
	Gray Escrow II, Inc. 5.375% 11/15/2031[1]	2,240	1,693
	Gray Television, Inc. 5.875% 7/15/2026[1]	1,988	1,936
	Gray Television, Inc. 7.00% 5/15/2027[1]	1,873	1,782
	Gray Television, Inc. 4.75% 10/15/2030[1]	717	541
	iHeartCommunications, Inc. 5.25% 8/15/2027[1]	640	509
	iHeartCommunications, Inc. 4.75% 1/15/2028[1]	250	193
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	645	616
	Lamar Media Corp. 3.75% 2/15/2028	61	57
	Lamar Media Corp. 4.875% 1/15/2029	300	291
	Lamar Media Corp. 4.00% 2/15/2030	260	239
	Lamar Media Corp. 3.625% 1/15/2031	160	142
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	234
	Ligado Networks, LLC 15.50% PIK 11/11/2023[1,2,4]	2,558	489
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/11/2023[2,3,4,5]	281	267
	Likewize Corp. 9.75% 10/15/2025[1]	140	142
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	2,880	2,652
	News Corp. 3.875% 5/15/2029[1]	1,495	1,376
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	324	314
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,355	3,094
	Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	602
	Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	2,080	1,956
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	2,885	2,670
	Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	95	92
	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	1,322	1,180
	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	3,433	2,941
	Sprint Capital Corp. 6.875% 11/15/2028	316	343
	Sprint Capital Corp. 8.75% 3/15/2032	716	885
	Sprint, LLC 7.625% 3/1/2026	480	502
	TEGNA, Inc. 5.00% 9/15/2029	366	336
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	800
	Univision Communications, Inc. 5.125% 2/15/2025[1]	740	738
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,335	3,328
	Univision Communications, Inc. 8.00% 8/15/2028[1]	2,235	2,307
	Univision Communications, Inc. 4.50% 5/1/2029[1]	5,262	4,701
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,235	2,231
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.598% 6/24/2029[5,6]	69	69
	UPC Broadband Finco BV 4.875% 7/15/2031[1]	430	379
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	590	526
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	2,077
	VZ Secured Financing BV 5.00% 1/15/2032[1]	600	513
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,450	1,322

244  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	WMG Acquisition Corp. 3.875% 7/15/2030[1]	USD580	$525
services	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	193
(continued)	Ziggo BV 4.875% 1/15/2030[1]	1,150	1,027

			100,248

Materials	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	498
8.89%	ArcelorMittal SA 6.80% 11/29/2032	315	341
	ArcelorMittal SA 7.00% 10/15/2039	488	529
	ArcelorMittal SA 6.75% 3/1/2041	755	801
	ARD Finance SA 6.50% Cash 6/30/2027[1,2]	422	198
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	1,290	1,094
	Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]	700	545
	Arsenal AIC Parent, LLC 8.00% 10/1/2030[1]	355	371
	Arsenal AIC Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.856% 8/18/2030[5,6]	354	356
	ATI, Inc. 4.875% 10/1/2029	690	644
	ATI, Inc. 7.25% 8/15/2030	375	391
	ATI, Inc. 5.125% 10/1/2031	1,110	1,031
	Avient Corp. 7.125% 8/1/2030[1]	335	349
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	252
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	447
	Ball Corp. 6.875% 3/15/2028	465	483
	Ball Corp. 6.00% 6/15/2029	350	358
	Ball Corp. 2.875% 8/15/2030	160	137
	Ball Corp. 3.125% 9/15/2031	1,320	1,140
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,300	1,116
	Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	372	374
	Cleveland-Cliffs, Inc. 7.00% 3/15/2027	297	298
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	2,563	2,557
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	1,906	1,771
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	550	558
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,240	2,028
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	355	301
	CSN Resources SA 8.875% 12/5/2030[1]	400	417
	CVR Partners, LP 6.125% 6/15/2028[1]	1,480	1,382
	Element Solutions, Inc. 3.875% 9/1/2028[1]	410	378
	First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	3,283	3,133
	First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	3,061	2,744
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	6,525	5,554
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[1]	400	340
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	411
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	401
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	8,097
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,271
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	492
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	591
	LABL, Inc. 10.50% 7/15/2027[1]	655	629
	LABL, Inc. 5.875% 11/1/2028[1]	730	663
	LABL, Inc. 9.50% 11/1/2028[1]	162	164
	LABL, Inc. 8.25% 11/1/2029[1]	715	604
	LSB Industries, Inc. 6.25% 10/15/2028[1]	2,145	2,037
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	389
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	625	614
	Methanex Corp. 5.125% 10/15/2027	2,710	2,650
	Methanex Corp. 5.25% 12/15/2029	462	445
	Methanex Corp. 5.65% 12/1/2044	465	407
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	138	140
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,674	1,719
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,960	2,087

American Funds Insurance Series  245

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	USD630	$658
(continued)	NOVA Chemicals Corp. 4.875% 6/1/2024[1]	760	754
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,431	1,343
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	630	661
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,311
	Novelis Corp. 3.25% 11/15/2026[1]	690	650
	Novelis Corp. 4.75% 1/30/2030[1]	478	450
	Novelis Corp. 3.875% 8/15/2031[1]	987	871
	Olin Corp. 5.625% 8/1/2029	200	197
	Olin Corp. 5.00% 2/1/2030	180	172
	Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	1,225	1,302
	Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]	265	267
	Rain Carbon, Inc. 12.25% 9/1/2029[1]	128	125
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	618
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,085	1,014
	Scotts Miracle-Gro Co. 4.50% 10/15/2029	184	164
	Scotts Miracle-Gro Co. 4.375% 2/1/2032	415	351
	Smyrna Ready Mix Concrete, LLC 8.875% 11/15/2031[1]	275	289
	Summit Materials, LLC 6.50% 3/15/2027[1]	360	360
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	731
	Summit Materials, LLC 7.25% 1/15/2031[1]	385	406
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	503
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	324
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	1,113	1,093
	Tronox, Inc. 4.625% 3/15/2029[1]	1,090	966
	Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.43% Cash 10/10/2028[2,5,6]	793	792
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	623	621

			77,720

Health care	AdaptHealth, LLC 6.125% 8/1/2028[1]	535	462
8.63%	AdaptHealth, LLC 4.625% 8/1/2029[1]	985	761
	AdaptHealth, LLC 5.125% 3/1/2030[1]	1,105	863
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	640	581
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	1,930	1,867
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.71% 5/10/2027[5,6]	454	450
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	809	741
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	501	276
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,520	4,139
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,256	1,175
	Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	166
	Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	1,095	707
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	446
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,390	2,046
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	156
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,732	800
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,682	1,608
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.706% 2/1/2027[5,6]	360	295
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	290	280
	Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	340	298
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,248	1,087
	Catalent Pharma Solutions, Inc., Term Loan B4, (1-month USD CME Term SOFR + 3.50%) 8.36% 2/22/2028[5,6]	332	332
	Centene Corp. 4.25% 12/15/2027	344	332
	Centene Corp. 2.45% 7/15/2028	595	530
	Centene Corp. 4.625% 12/15/2029	1,785	1,714
	Centene Corp. 3.375% 2/15/2030	217	195

246  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Centene Corp. 3.00% 10/15/2030	USD295	$256
(continued)	Centene Corp. 2.50% 3/1/2031	1,125	939
	Centene Corp. 2.625% 8/1/2031	825	685
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	177
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	623
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,140	1,061
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,620	1,357
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	803
	CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]	185	194
	Endo DAC 6.875% 10/15/2024[1]	520	334
	Endo DAC 9.50% 7/31/2027[1,4]	311	22
	Endo DAC 6.00% 6/30/2028[1,4]	2,313	165
	Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]	525	336
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.106% 7/1/2030[5,6]	985	985
	Grifols SA 4.75% 10/15/2028[1]	630	572
	HCA, Inc. 5.625% 9/1/2028	1,300	1,331
	HCA, Inc. 3.50% 9/1/2030	180	163
	HCA, Inc. 4.625% 3/15/2052	233	198
	HCA, Inc. 7.50% 11/15/2095	250	283
	Hologic, Inc. 3.25% 2/15/2029[1]	415	377
	IQVIA, Inc. 5.00% 10/15/2026[1]	823	816
	IQVIA, Inc. 6.50% 5/15/2030[1]	555	570
	Jazz Securities DAC 4.375% 1/15/2029[1]	261	243
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	284	310
	Medline Borrower, LP 3.875% 4/1/2029[1]	340	308
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,661
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.47% 10/23/2028[5,6]	421	423
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	1,055	999
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	3,034	2,731
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,400	2,100
	Option Care Health, Inc. 4.375% 10/31/2029[1]	290	262
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,495	1,320
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	1,950	1,864
	Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	5,505	3,529
	Radiology Partners, Inc. 9.25% 2/1/2028[1]	1,873	963
	Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[5,6]	1,827	1,478
	RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	1,711	1,371
	Select Medical Corp. 6.25% 8/15/2026[1]	554	557
	Star Parent, Inc. 9.00% 10/1/2030[1]	560	591
	Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	244	247
	Team Health Holdings, Inc. 6.375% 2/1/2025[1]	244	205
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.633% 3/2/2027[5,6]	273	209
	Tenet Healthcare Corp. 4.875% 1/1/2026	2,155	2,132
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	503
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	259
	Tenet Healthcare Corp. 4.625% 6/15/2028	435	415
	Tenet Healthcare Corp. 6.125% 10/1/2028	885	883
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,765	1,645
	Tenet Healthcare Corp. 4.375% 1/15/2030	1,045	970
	Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
	Tenet Healthcare Corp. 6.75% 5/15/2031[1]	1,270	1,300
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	103
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	627	625
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,169	2,010
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	945	906
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	832
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,393

American Funds Insurance Series  247

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	USD400	$432
(continued)	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	554	605
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	602	408

			75,371

Financials	AG Issuer, LLC 6.25% 3/1/2028[1]	2,431	2,419
7.96%	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	1,317	1,386
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	635
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	1,801	1,796
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,590	1,508
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	697
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,380	1,262
	Aretec Group, Inc. 7.50% 4/1/2029[1]	3,168	2,855
	Aretec Group, Inc. 10.00% 8/15/2030[1]	985	1,048
	Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.176% 8/2/2029[5,6]	1,245	1,202
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	341
	Block, Inc. 2.75% 6/1/2026	1,760	1,661
	Block, Inc. 3.50% 6/1/2031	1,740	1,548
	Blue Owl Capital Corp. 3.40% 7/15/2026	290	270
	Blue Owl Capital Corp. III 3.125% 4/13/2027	600	531
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	800	756
	Bread Financial Holdings, Inc. 9.75% 3/15/2029[1]	215	223
	BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	575	537
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	835	785
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	1,895	1,601
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	1,825	1,413
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	4,260	4,029
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,230	1,116
	Credit Acceptance Corp. 9.25% 12/15/2028[1]	285	304
	Enova International, Inc. 11.25% 12/15/2028[1]	285	294
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	607	614
	GTCR W Merger Sub, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.00%) 8.334% 9/20/2030[5,6]	475	477
	GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[1]	2,055	2,173
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,164
	HUB International, Ltd. 7.00% 5/1/2026[1]	1,745	1,754
	HUB International, Ltd. 5.625% 12/1/2029[1]	240	229
	HUB International, Ltd. 7.25% 6/15/2030[1]	997	1,054
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.662% 6/20/2030[5,6]	647	651
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,035	950
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	160	141
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	648
	Macquarie Airfinance Holdings, Ltd. 8.125% 3/30/2029[1]	355	371
	MGIC Investment Corp. 5.25% 8/15/2028	525	512
	MSCI, Inc. 4.00% 11/15/2029[1]	555	522
	MSCI, Inc. 3.875% 2/15/2031[1]	1,260	1,153
	MSCI, Inc. 3.625% 11/1/2031[1]	1,066	939
	MSCI, Inc. 3.25% 8/15/2033[1]	959	803
	Navient Corp. 5.875% 10/25/2024	1,295	1,296
	Navient Corp. 6.75% 6/25/2025	550	557
	Navient Corp. 6.75% 6/15/2026	640	651
	Navient Corp. 5.00% 3/15/2027	2,883	2,786
	Navient Corp. 4.875% 3/15/2028	550	512
	Navient Corp. 5.50% 3/15/2029	2,280	2,105
	Navient Corp. 9.375% 7/25/2030	300	315
	Navient Corp. 11.50% 3/15/2031	2,540	2,784
	Navient Corp. 5.625% 8/1/2033	1,478	1,215

248  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	NFP Corp. 6.875% 8/15/2028[1]	USD1,170	$1,190
(continued)	Onemain Finance Corp. 7.125% 3/15/2026	1,335	1,361
	Onemain Finance Corp. 5.375% 11/15/2029	120	112
	Onemain Finance Corp. 7.875% 3/15/2030	915	943
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,177
	Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.856% 8/17/2028[5,6]	355	357
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	575
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,753	1,659
	PennyMac Financial Services, Inc. 7.875% 12/15/2029[1]	355	366
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	480
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	815	757
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	660	623
	USI, Inc. 7.50% 1/15/2032[1]	320	328

			69,521

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	629	625
7.56%	ADT Security Corp. 4.125% 8/1/2029[1]	200	184
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,235	1,092
	American Airlines, Inc. 8.50% 5/15/2029[1]	415	438
	Aramark Services, Inc. 5.00% 4/1/2025[1]	140	139
	Ashtead Capital, Inc. 5.50% 8/11/2032[1]	400	395
	Atkore, Inc. 4.25% 6/1/2031[1]	820	733
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	849
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,227
	Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]	660	657
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,861
	Bombardier, Inc. 7.125% 6/15/2026[1]	2,254	2,245
	Bombardier, Inc. 7.875% 4/15/2027[1]	2,297	2,300
	Bombardier, Inc. 6.00% 2/15/2028[1]	910	888
	Bombardier, Inc. 7.50% 2/1/2029[1]	1,212	1,233
	Bombardier, Inc. 8.75% 11/15/2030[1]	690	735
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	131
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	430	455
	Brand Industrial Services, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.877% 8/1/2030[5,6]	229	229
	Brink’s Co. (The) 4.625% 10/15/2027[1]	719	686
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	153
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	630	576
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	547
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	1,070	1,010
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	985	925
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	751
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	118
	CoreLogic, Inc. 4.50% 5/1/2028[1]	4,369	3,832
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.97% 6/4/2029[5,6]	660	594
	Covanta Holding Corp. 4.875% 12/1/2029[1]	1,105	967
	Covanta Holding Corp. 5.00% 9/1/2030	1,455	1,242
	Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.36% 11/30/2028[5,6]	230	231
	Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.36% 11/30/2028[5,6]	14	14
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	1,235	1,153
	Enviri Corp. 5.75% 7/31/2027[1]	395	369
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	2,060	2,122
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	198
	Hertz Corp. (The) 5.00% 12/1/2029[1]	820	674
	Icahn Enterprises, LP 4.75% 9/15/2024	1,195	1,188

American Funds Insurance Series  249

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Icahn Enterprises, LP 6.375% 12/15/2025	USD461	$453
(continued)	Icahn Enterprises, LP 6.25% 5/15/2026	662	632
	Icahn Enterprises, LP 5.25% 5/15/2027	579	521
	Icahn Enterprises, LP 9.75% 1/15/2029[1]	415	424
	Icahn Enterprises, LP 4.375% 2/1/2029	675	564
	Masonite International Corp. 3.50% 2/15/2030[1]	530	460
	Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]	450	467
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	2,300	2,308
	Moog, Inc. 4.25% 12/9/2027[1]	395	373
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	251
	PGT Innovations, Inc. 4.375% 10/1/2029[1]	450	449
	Pike Corp. 8.625% 1/31/2031[1]	350	368
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	561
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	1,360	1,381
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	441
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	581	599
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	1,053	1,124
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	102
	Sabre GLBL, Inc. 8.625% 6/1/2027[1]	50	46
	Seagate HDD Cayman 8.25% 12/15/2029[1]	190	205
	Seagate HDD Cayman 8.50% 7/15/2031[1]	455	494
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	500	441
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	433
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	2,068	1,832
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	981	1,075
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	1,930	2,077
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.633% 1/15/2027[5,6]	613	616
	SRS Distribution, Inc. 4.625% 7/1/2028[1]	480	456
	Stericycle, Inc. 5.375% 7/15/2024[1]	585	584
	Stericycle, Inc. 3.875% 1/15/2029[1]	615	559
	Titan International, Inc. 7.00% 4/30/2028	750	751
	TK Elevator Holdco GmbH 7.625% 7/15/2028[1]	470	462
	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	1,495	1,470
	TransDigm, Inc. 5.50% 11/15/2027	1,030	1,010
	TransDigm, Inc. 6.75% 8/15/2028[1]	575	589
	TransDigm, Inc. 6.875% 12/15/2030[1]	355	366
	Triumph Group, Inc. 7.75% 8/15/2025	390	389
	Triumph Group, Inc. 9.00% 3/15/2028[1]	3,429	3,650
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	117
	United Rentals (North America), Inc. 3.875% 2/15/2031	720	655
	United Rentals (North America), Inc. 3.75% 1/15/2032	505	447
	WESCO Distribution, Inc. 7.25% 6/15/2028[1]	580	597
	XPO, Inc. 7.125% 6/1/2031[1]	533	552
	XPO, Inc. 7.125% 2/1/2032[1]	925	955

			66,072

Information	Black Knight InfoServ, LLC 3.625% 9/1/2028[1]	410	389
technology 5.84%	BMC Software, Inc., Term Loan, (1-month USD CME Term SOFR + 5.50%) 10.97% 2/27/2026[5,6]	720	721
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	57
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	580	544
	Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	180	181
	Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	240	241
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,205	1,149
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	4,325	4,114
	Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.948% 3/30/2029[5,6]	1,027	1,008
	CommScope Technologies, LLC 6.00% 6/15/2025[1]	2,239	1,827

250  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	CommScope Technologies, LLC 5.00% 3/15/2027[1]	USD750	$313
technology	CommScope, Inc. 6.00% 3/1/2026[1]	1,518	1,354
(continued)	CommScope, Inc. 8.25% 3/1/2027[1]	652	345
	CommScope, Inc. 7.125% 7/1/2028[1]	309	147
	CommScope, Inc. 4.75% 9/1/2029[1]	110	74
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.72% 4/6/2026[5,6]	578	518
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.86% 8/11/2028[1,5,6]	10,385	10,709
	Entegris Escrow Corp. 4.75% 4/15/2029[1]	370	357
	Fair Isaac Corp. 4.00% 6/15/2028[1]	855	810
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[5,6,9]	100	99
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[5,6,9]	3,656	3,601
	Gartner, Inc. 4.50% 7/1/2028[1]	1,253	1,189
	Gartner, Inc. 3.625% 6/15/2029[1]	19	17
	Gartner, Inc. 3.75% 10/1/2030[1]	776	687
	Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]	245	240
	Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	345	313
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	770	678
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	1,000	789
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	285
	McAfee Corp. 7.375% 2/15/2030[1]	865	791
	MicroStrategy, Inc. 6.125% 6/15/2028[1]	325	316
	NCR Atleos Corp. 9.50% 4/1/2029[1]	2,120	2,254
	NCR Atleos, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.206% 3/27/2029[5,6]	355	355
	NCR Voyix Corp. 5.125% 4/15/2029[1]	1,759	1,674
	Open Text Corp. 3.875% 2/15/2028[1]	645	600
	Open Text Corp. 3.875% 12/1/2029[1]	610	548
	Oracle Corp. 5.55% 2/6/2053	390	391
	RingCentral, Inc. 8.50% 8/15/2030[1]	215	220
	Rocket Software, Inc. 6.50% 2/15/2029[1]	455	396
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	337
	Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.948% 9/29/2028[5,6]	1,244	1,219
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.764% 5/4/2026[5,6]	461	462
	UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.988% 5/4/2026[5,6]	672	676
	UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.764% 5/3/2027[5,6]	590	593
	Unisys Corp. 6.875% 11/1/2027[1]	975	879
	Viasat, Inc. 5.625% 9/15/2025[1]	745	727
	Viasat, Inc. 5.625% 4/15/2027[1]	50	48
	Viasat, Inc. 6.50% 7/15/2028[1]	735	604
	Viasat, Inc. 7.50% 5/30/2031[1]	1,859	1,462
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	202
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7,9]	3,110	3,164
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	393

			51,067

Real estate	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	1,008	784
4.97%	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	977	730
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,574	1,529
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	574	517
	Cushman & Wakefield U.S. Borrower, LLC 8.875% 9/1/2031[1]	360	382

American Funds Insurance Series  251

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.356% 1/31/2030[5,6]	USD295	$295
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	443
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	89
	Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	425	446
	HAT Holdings I, LLC 8.00% 6/15/2027[1]	425	443
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,277
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,478	2,212
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	2,788	2,423
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,616	1,578
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	1,214	1,181
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	353
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	216
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	2,630	2,506
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,535	1,393
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,240	1,873
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,695	2,188
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	1,970	1,567
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	650	642
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,410	1,330
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	765	691
	MPT Operating Partnership, LP 5.00% 10/15/2027	1,198	980
	MPT Operating Partnership, LP 3.50% 3/15/2031	239	150
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	760
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	614
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	160	152
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	720
	Service Properties Trust 4.50% 3/15/2025	420	410
	Service Properties Trust 5.25% 2/15/2026	117	114
	Service Properties Trust 4.75% 10/1/2026	945	883
	Service Properties Trust 4.95% 2/15/2027	1,134	1,028
	Service Properties Trust 5.50% 12/15/2027	350	321
	Service Properties Trust 3.95% 1/15/2028	1,560	1,280
	Service Properties Trust 4.95% 10/1/2029	2,029	1,682
	Service Properties Trust 4.375% 2/15/2030	415	323
	Service Properties Trust 8.625% 11/15/2031[1]	3,185	3,339
	VICI Properties, LP 5.625% 5/1/2024[1]	447	446
	VICI Properties, LP 3.50% 2/15/2025[1]	261	254
	VICI Properties, LP 4.625% 6/15/2025[1]	620	609
	VICI Properties, LP 4.25% 12/1/2026[1]	462	445
	VICI Properties, LP 3.875% 2/15/2029[1]	650	598
	VICI Properties, LP 4.625% 12/1/2029[1]	90	85
	VICI Properties, LP 4.125% 8/15/2030[1]	93	85
	WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,2,4]	2,239	470
	WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,2,4]	1,784	616

			43,452

Consumer staples	Albertsons Companies, Inc. 3.25% 3/15/2026[1]	240	227
4.24%	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	875
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	2,113	1,921
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	446
	B&G Foods, Inc. 5.25% 4/1/2025	183	180
	B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,258
	B&G Foods, Inc. 8.00% 9/15/2028[1]	655	689
	BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 7.36% 2/5/2029[5,6]	222	224
	Central Garden & Pet Co. 4.125% 10/15/2030	915	833
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	880	779
	Coty, Inc. 5.00% 4/15/2026[1]	700	689

252  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	Coty, Inc. 6.50% 4/15/2026[1]	USD460	$460
(continued)	Coty, Inc. 4.75% 1/15/2029[1]	2,310	2,205
	Coty, Inc. 6.625% 7/15/2030[1]	1,135	1,167
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,570	1,572
	Energizer Holdings, Inc. 4.375% 3/31/2029[1]	815	730
	H.J. Heinz Co. 3.875% 5/15/2027	275	270
	H.J. Heinz Co. 4.375% 6/1/2046	26	23
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	990	875
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	2,293	2,238
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	3,275	3,131
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	2,280	2,104
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	305	279
	Nestle Skin Health SA, Term Loan B3, (1-month USD CME Term SOFR + 3.50%) 8.948% 10/1/2026[5,6]	776	781
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	695
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	483	443
	Post Holdings, Inc. 5.625% 1/15/2028[1]	1,199	1,189
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	435
	Post Holdings, Inc. 4.625% 4/15/2030[1]	3,355	3,090
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,028
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	778	756
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,116
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	693	600
	TreeHouse Foods, Inc. 4.00% 9/1/2028	1,600	1,418
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,333	1,892
	US Foods, Inc. 4.625% 6/1/2030[1]	510	476

			37,094

Utilities	AmeriGas Partners, LP 5.75% 5/20/2027	302	294
2.06%	Calpine Corp. 4.50% 2/15/2028[1]	150	143
	Calpine Corp. 5.125% 3/15/2028[1]	518	497
	Calpine Corp. 3.75% 3/1/2031[1]	500	439
	DPL, Inc. 4.125% 7/1/2025	555	542
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,10]	1,155	1,135
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	156
	FirstEnergy Corp. 2.25% 9/1/2030	980	827
	FirstEnergy Corp. 7.375% 11/15/2031	337	398
	FirstEnergy Corp. 3.40% 3/1/2050	530	374
	FirstEnergy Corp. 5.10% 7/15/2047	185	170
	FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	100	87
	NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	122	121
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	95
	Pacific Gas and Electric Co. 3.45% 7/1/2025	300	290
	Pacific Gas and Electric Co. 3.30% 3/15/2027	195	182
	Pacific Gas and Electric Co. 5.45% 6/15/2027	335	338
	Pacific Gas and Electric Co. 3.75% 7/1/2028	10	9
	Pacific Gas and Electric Co. 4.55% 7/1/2030	213	203
	Pacific Gas and Electric Co. 2.50% 2/1/2031	393	325
	Pacific Gas and Electric Co. 3.25% 6/1/2031	107	93
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	205
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,220	845
	PG&E Corp. 5.00% 7/1/2028	2,755	2,682
	PG&E Corp. 5.25% 7/1/2030	3,580	3,457
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,327	2,474

American Funds Insurance Series  253

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.869% 5/17/2030[5,6]	USD284	$286
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,081
	Vistra Operations Co., LLC 3.55% 7/15/2024[1]	231	228

			17,976

	Total corporate bonds, notes & loans		773,093

U.S. Treasury bonds & notes 0.31%
U.S. Treasury	U.S. Treasury 3.875% 8/15/2033	925	924
0.31%	U.S. Treasury 3.625% 5/15/2053[11]	315	292
	U.S. Treasury 4.125% 8/15/2053[11]	1,470	1,490

	Total U.S. Treasury bonds & notes		2,706

Mortgage-backed obligations 0.08%
Collateralized mortgage-backed obligations 0.08%	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	712	661

Bonds & notes of governments & government agencies outside the U.S. 0.03%
	Argentine Republic 1.00% 7/9/2029	310	125
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]	410	165

			290

	Total bonds, notes & other debt instruments (cost: $800,280,000)		776,750

Convertible bonds & notes 0.06%
Communication	DISH Network Corp., convertible notes, 3.375% 8/15/2026	925	495

services	Total convertible bonds & notes (cost: $816,000)		495

0.06%

Common stocks 6.02%		Shares
Health care	Rotech Healthcare, Inc.[3,9,12]	201,793	21,188
2.44%	Mallinckrodt PLC[12]	3,631	140

			21,328

Energy	Chesapeake Energy Corp.	29,829	2,295
0.94%	Ascent Resources - Utica, LLC, Class A3,9	62,978	2,161
	Weatherford International[12]	10,059	984
	California Resources Corp.	17,202	941
	Altera Infrastructure, LP3,12	9,127	841
	Constellation Oil Services Holding SA, Class B-1[3,12]	3,449,949	483
	Mesquite Energy, Inc.[3,12]	3,558	201
	Diamond Offshore Drilling, Inc.[12]	13,372	174
	Exxon Mobil Corp.	739	74
	Bighorn Permian Resources, LLC[3]	2,894	—	[8]

			8,154

Information technology 0.93%	Diebold Nixdorf, Inc.[1,12]	281,243	8,142

254  American Funds Insurance Series

American High-Income Trust (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	Talen Energy Corp.[12]	109,720	$7,022
0.86%	PG&E Corp.	28,786	519

			7,541

Consumer	Party City Holdco, Inc.[3,12]	126,254	2,883
discretionary	Party City Holdco, Inc.[1,3,12]	1,260	29
0.51%	NMG Parent, LLC[12]	9,965	1,096
	MYT Holding Co., Class B3,12	608,846	457

			4,465

Materials 0.26%	Venator Materials PLC[3,12]	444,512,082	2,280

Financials 0.04%	Navient Corp.	20,000	372

Communication	Intelsat SA12	8,182	235
services	iHeartMedia, Inc., Class A12	22,639	61

0.04%			296

	Total common stocks (cost: $37,300,000)		52,578

Preferred securities 0.34%
Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,12]	1,022	1,582

0.18%
Consumer	MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	1,363

discretionary	Total preferred securities (cost: $2,933,000)		2,945

0.16%

Rights & warrants 0.02%
Consumer	NMG Parent, LLC, warrants, expire 9/24/2027[12]	27,111	217

discretionary	Total rights & warrants (cost: $164,000)		217

0.02%

Short-term securities 3.10%
Money market investments 3.10%
	Capital Group Central Cash Fund 5.44%[13,14]	271,165	27,114

	Total short-term securities (cost: $27,116,000)		27,114

	Total investment securities 98.43% (cost: $868,609,000)		860,099
	Other assets less liabilities 1.57%		13,746

	Net assets 100.00%		$873,845

American Funds Insurance Series  255

American High-Income Trust (continued)

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 12/31/2023
Contracts	Type	contracts	date	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	27	4/3/2024	USD5,560	$55
5 Year U.S. Treasury Note Futures	Long	23	4/3/2024	2,502	59
10 Year Ultra U.S. Treasury Note Futures	Short	8	3/28/2024	(944)	(42)
10 Year U.S. Treasury Note Futures	Short	14	3/28/2024	(1,581)	(51)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/28/2024	(134)	(12)

					$9

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

						Upfront	Unrealized
						premium	appreciation
				Notional	Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount	12/31/2023	(received)	at 12/31/2023
index	rate paid	frequency	date	(000)	(000)	(000)	(000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD12,563	$(733)	$(753)	$20

Investments in affiliates14

					Net
				Net	unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2023	Additions	Reductions	gain (loss)	(depreciation)	12/31/2023	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 3.10%
Money market investments 3.10%
Capital Group Central Cash Fund 5.44%[13]	$38,565	$197,949	$209,399	$8	$(9)	$27,114	$1,630

Restricted securities9

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Rotech Healthcare, Inc.[3,12]	9/26/2013	$4,331	$21,188	2.43%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[5,6]	9/13/2023	3,585	3,601	.41
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[5,6]	9/13/2023-12/13/2023	97	99	.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7]	6/23/2023	3,005	3,164	.36
Ascent Resources - Utica, LLC, Class A3	11/15/2016	302	2,161	.25
Resorts World Las Vegas, LLC 4.625% 4/16/2029	8/11/2023	254	262	.03

Total		$11,574	$30,475	3.49%

256  American Funds Insurance Series

American High-Income Trust (continued)

[1]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $584,486,000, which represented 66.89% of the net assets of the fund.

[2]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[3]	Value determined using significant unobservable inputs.
[4]	Scheduled interest and/or principal payment was not received.
[5]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,694,000, which represented 4.08% of the net assets of the fund.

[6]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Step bond; coupon rate may change at a later date.
[8]	Amount less than one thousand.
[9]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $30,475,000, which represented 3.49% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $539,000, which represented .06% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2023.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

CME = CME Group

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series  257

American Funds Mortgage Fund (continued)

Investment portfolio December 31, 2023

Bonds, notes & other debt instruments 94.93%		Principal amount (000)		Value (000)
Mortgage-backed obligations 91.57%
Federal agency	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD	—2	$—2
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		1	1
obligations 89.10%	Fannie Mae Pool #256583 5.00% 12/1/2036[1]		30	30
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]		1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]		2	2
	Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]		144	124
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]		247	205
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]		327	271
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		8	8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		18	15
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]		82	73
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]		174	155
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]		99	88
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		6	6
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]		6	6
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		3	4
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		341	292
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]		196	174
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		2	2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]		246	219
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		489	418
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		4	4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		111	95
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		2	2
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		2	2
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		339	317
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]		28	23
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		32	30
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		18	17
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		24	23
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		8	7
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		4	4
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		89	83
	Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]		1,118	1,009
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		49	42
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]		19	16
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		281	244
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]		367	318
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		5	4
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		115	99
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]		72	62
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]		146	121
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		12	10
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]		1,595	1,362
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[1]		1,668	1,371
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]		377	311
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		110	90
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		1	1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		196	176
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		249	223
	Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]		56	46
	Fannie Mae Pool #FM7957 2.50% 7/1/2051[1]		167	143
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		26	22
	Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]		296	265
	Fannie Mae Pool #FM8247 2.50% 8/1/2051[1]		238	205
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		420	360
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		3	2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		434	374

258  American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	USD211	$182
mortgage-backed	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	84	75
obligations (continued)	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	391	336
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	228	196
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	91	82
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	263	234
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	86	77
	Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	421	344
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	136	111
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,195	1,131
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	42	42
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	37	38
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	474	459
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	99	98
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	94	94
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	118	122
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	6,911	6,840
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	78	81
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	46	45
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	53	53
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	62	62
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	315	320
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	549	543
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	941	947
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	69	70
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	436	443
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	404	400
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	181	182
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	98	95
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	583	566
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	4,319	4,387
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,972	1,981
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	429	436
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	1,824	1,853
	Fannie Mae Pool #MA5249 7.00% 1/1/2054[1]	65	67
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	133	120
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	149	136
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	49	42
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	51	50
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1]	1	1
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	2	1
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	556	566
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	2,206	1,829
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	313	279
	Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]	862	768
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	94	80
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	87	74
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	553	472
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
	Freddie Mac Pool #760014 2.71% 8/1/2045[1,3]	287	277
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	17	15
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	25	23
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	17	16
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	15	14
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	8	8
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	24	23
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	46	45
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	25	25
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	17	17
	Freddie Mac Pool #RA1339 3.00% 9/1/2049[1,4]	1,408	1,264
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	17	16

American Funds Insurance Series  259

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	USD147	$132
mortgage-backed	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	447	388
obligations (continued)	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	5	5
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	188	154
	Freddie Mac Pool #SI2080 2.00% 10/1/2050[1]	196	161
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	535	440
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	204	175
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	329	272
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	2
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	3
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	305	251
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	77	69
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	238	213
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	85	76
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	76	62
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	62	54
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	41	35
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	18	16
	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	183	169
	Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	371	334
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,4]	1,079	1,006
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	8	7
	Freddie Mac Pool #SD1450 2.50% 3/1/2052[1,4]	3,162	2,725
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	300	269
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	383	352
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,204	1,168
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	670	664
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	238	240
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	112	113
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	376	372
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	824	847
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	44	44
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	124	123
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	88	87
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	99	99
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	244	236
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	88	89
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	28	28
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	376	377
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	69	70
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	64	66
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	42	43
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	30	31
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	234	231
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	1,175	1,180
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,4]	6,212	6,309
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	1,073	1,090
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	732	744
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	518	526
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	145	149
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	769	781
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	495	497
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	300
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	93	85
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	86	72
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	176	162
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	125	115

260  American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	USD22	$19
obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	103	97
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	29	26
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	17	15
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	237	227
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	13	12
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	326	282
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	339	299
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	283	245
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	310	294
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	336	292
	Government National Mortgage Assn. 3.00% 1/1/2054[1,5]	113	102
	Government National Mortgage Assn. 4.00% 1/1/2054[1,5]	334	319
	Government National Mortgage Assn. 5.50% 1/1/2054[1,5]	274	276
	Government National Mortgage Assn. 6.00% 1/1/2054[1,5]	10	10
	Government National Mortgage Assn. 6.50% 1/1/2054[1,5]	310	317
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	649	628
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	255	246
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	51	50
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	507	489
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	74	78
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	79	77
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	163	164
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	11
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	81	81
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	124	114
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	191	180
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	87	83
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	895	868
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	94	80
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	39	34
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	84	71
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	1,021	878
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	89	77
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	560	493
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	348	303
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	191	167
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	165	144
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	250	219
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	5
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	470	459
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	15	15
	Government National Mortgage Assn. Pool #AN1825 4.595% 6/20/2065[1]	97	96
	Government National Mortgage Assn. Pool #AO0461 4.617% 8/20/2065[1]	33	33
	Government National Mortgage Assn. Pool #AO0409 4.588% 12/20/2065[1]	56	55
	Government National Mortgage Assn. Pool #AO0385 4.468% 1/20/2066[1]	362	356
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	210	160
	Uniform Mortgage-Backed Security 2.50% 1/1/2039[1,5]	193	178
	Uniform Mortgage-Backed Security 2.50% 2/1/2039[1,5]	157	145

American Funds Insurance Series  261

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Uniform Mortgage-Backed Security 4.00% 2/1/2039[1,5]	USD125	$123
mortgage-backed	Uniform Mortgage-Backed Security 2.50% 1/1/2054[1,5]	3,249	2,764
obligations (continued)	Uniform Mortgage-Backed Security 3.00% 1/1/2054[1,5]	1,900	1,681
	Uniform Mortgage-Backed Security 3.50% 1/1/2054[1,5]	2,602	2,387
	Uniform Mortgage-Backed Security 4.00% 1/1/2054[1,5]	1,300	1,230
	Uniform Mortgage-Backed Security 4.50% 1/1/2054[1,5]	4,652	4,510
	Uniform Mortgage-Backed Security 5.00% 1/1/2054[1,5]	630	624
	Uniform Mortgage-Backed Security 5.50% 1/1/2054[1,5]	728	731
	Uniform Mortgage-Backed Security 6.00% 1/1/2054[1,5]	355	360
	Uniform Mortgage-Backed Security 6.50% 1/1/2054[1,5]	3,570	3,659
	Uniform Mortgage-Backed Security 7.00% 1/1/2054[1,5]	1,155	1,191
	Uniform Mortgage-Backed Security 4.50% 2/1/2054[1,5]	600	582
	Uniform Mortgage-Backed Security 5.00% 2/1/2054[1,5]	900	891
	Uniform Mortgage-Backed Security 5.50% 2/1/2054[1,5]	250	251
	Uniform Mortgage-Backed Security 6.00% 2/1/2054[1,5]	1,100	1,117
	Uniform Mortgage-Backed Security 6.50% 2/1/2054[1,5]	1,000	1,025

			96,042

Commercial mortgage-backed	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.131% 5/15/2039[1,3,6]	100	100
securities 1.65%	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.477% 6/15/2027[1,3,6]	100	100
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.375% 10/15/2036[1,3,6]	891	872
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.853% 4/15/2037[1,3,6]	128	127
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,3,6]	379	384
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.556% 7/15/2038[1,3,6]	93	93
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.812% 8/15/2039[1,3]	100	100

			1,776

Collateralized	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,6]	67	65
mortgage-backed	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,6]	106	101
obligations (privately	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,6]	162	152
originated) 0.82%	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,6]	74	63
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,6]	25	22
	GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,6]	203	167
	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 6.25% 6/25/2060 (7.25% on 8/26/2024)[1,6,7]	98	98
	Mill City Mortgage Trust, Series 15-1, Class M2, 3.72% 6/25/2056[1,3,6]	9	9
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,6]	131	108
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,6]	44	42
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,6]	59	58

			885

	Total mortgage-backed obligations		98,703

U.S. Treasury bonds & notes 1.89%
U.S. Treasury 1.60%	U.S. Treasury 0.125% 1/15/2024	75	75
	U.S. Treasury 4.25% 5/31/2025	25	25
	U.S. Treasury 4.00% 2/15/2026	50	50
	U.S. Treasury 4.125% 7/31/2028	1,250	1,263

262  American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 1.875% 2/15/2032	USD10	$9
(continued)	U.S. Treasury 1.875% 2/15/2041	365	263
	U.S. Treasury 1.875% 11/15/2051	65	41

			1,726

U.S. Treasury inflation-	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[8]	315	311

protected securities 0.29%	Total U.S. Treasury bonds & notes		2,037

Asset-backed obligations 1.47%
	Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]	84	84
	Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]	257	263
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]	86	83
	LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	96	96
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]	95	83
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]	180	156
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	152	138
	Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.212% 4/20/2062[1,3,6]	124	122
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	100	88
	Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	122	124
	Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]	100	101
	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	243	245

			1,583

	Total bonds, notes & other debt instruments (cost: $102,205,000)		102,323

Short-term securities 21.64%	Weighted average yield at acquisition
Commercial paper 14.53%
Atlantic Asset Securitization, LLC 1/2/2024[6]	5.310%	700	700
Cisco Systems, Inc. 1/8/2024[6]	5.320	2,000	1,997
Coca-Cola Co. 1/11/2024[6]	5.300	1,800	1,797
Eli Lilly and Co. 1/16/2024[6]	5.360	1,300	1,296
Honeywell International, Inc. 1/11/2024[6]	5.300	1,400	1,397
Microsoft Corp. 1/10/2024[6]	5.370	2,000	1,996
Nestlé Finance International, Ltd. 1/18/2024[6]	5.300	1,100	1,097
Paccar Financial Corp. 1/18/2024	5.390	2,000	1,994
Prudential Funding, LLC 1/22/2024	5.340	1,400	1,395
Wal-Mart Stores, Inc. 1/8/2024[6]	5.031	2,000	1,997

			15,666

American Funds Insurance Series  263

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 7.11%
Federal Home Loan Bank 1/5/2024	5.352%	USD2,500	$2,499
Federal Home Loan Bank 1/19/2024	5.340	2,000	1,995
Federal Home Loan Bank 3/15/2024	5.245	1,200	1,187
Federal Home Loan Bank 2/16/2024	5.203	2,000	1,986

Total short-term securities (cost: $23,340,000)			23,333

Total investment securities 116.57% (cost: $125,545,000)			125,656
Other assets less liabilities (16.57)%			(17,865)

Net assets 100.00%			$107,791

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	266	4/3/2024	USD54,773	$514
5 Year U.S. Treasury Note Futures	Long	134	4/3/2024	14,576	296
10 Year U.S. Treasury Note Futures	Long	134	3/28/2024	15,127	493
10 Year Ultra U.S. Treasury Note Futures	Long	9	3/28/2024	1,062	46
20 Year U.S. Treasury Bond Futures	Short	59	3/28/2024	(7,371)	(564)
30 Year Ultra U.S. Treasury Bond Futures	Long	17	3/28/2024	2,271	215

					$1,000

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
							premium	appreciation
Receive		Pay			Notional	Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount	12/31/2023	(received)	at 12/31/2023
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD1,156	$—2	$—	$—2
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	USD2,400	(1)	—	(1)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	USD1,694	(1)	—	(1)
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	12	—	12

						$10	$—	$10

264  American Funds Insurance Series

American Funds Mortgage Fund (continued)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $929,000, which represented .86% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,052,000, which represented 14.89% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)

Assn. = Association

CME = CME Group

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series  265

Ultra-Short Bond Fund

Investment portfolio December 31, 2023

Short-term securities 103.53%	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper 78.02%
Alberta (Province of) 2/21/2024[1]	5.453%	USD10,000	$9,920
British Columbia (Province of) 1/11/2024	5.324	9,800	9,781
British Columbia (Province of) 1/19/2024	5.340	1,450	1,446
Cabot Trail Funding, LLC. 1/2/2024[1]	5.350	4,200	4,198
Canadian Imperial Bank of Commerce 1/25/2024[1]	5.390	8,600	8,565
Chariot Funding, LLC 1/2/2024[1]	5.430	8,000	7,995
Chariot Funding, LLC 1/8/2024[1]	5.390	4,000	3,994
CHARTA, LLC 1/16/2024[1]	5.500	9,000	8,976
Cisco Systems, Inc. 1/8/2024[1]	5.320	12,600	12,582
Coca-Cola Co. 1/11/2024[1]	5.300	10,100	10,081
DBS Bank, Ltd. 1/17/2024[1]	5.444	12,350	12,315
Eli Lilly and Co. 1/16/2024[1]	5.370	5,000	4,987
Eli Lilly and Co. 1/23/2024[1]	5.350	3,000	2,989
Eli Lilly and Co. 2/6/2024[1]	5.370	5,000	4,971
Estée Lauder Companies, Inc. 1/22/2024[1]	5.390	8,800	8,769
Export Development Canada 2/12/2024	5.419	12,000	11,920
FMS Wertmanagement 1/22/2024[1]	5.320	8,300	8,271
Honeywell International, Inc. 1/11/2024[1]	5.300	11,300	11,278
Linde, Inc. 1/5/2024	5.310	5,200	5,195
Microsoft Corp. 1/10/2024[1]	5.370	10,000	9,982
Microsoft Corp. 1/29/2024[1]	5.330	4,000	3,982
National Bank of Canada 1/30/2024[1]	5.520	5,100	5,076
Nestlé Finance International, Ltd. 1/18/2024[1]	5.300	4,000	3,988
Novartis Finance Corp. 1/8/2024[1]	5.310	12,000	11,982
Oesterreich Kontrollbank 1/22/2024	5.400	12,000	11,957
Ontario (Province of) 2/1/2024	5.350	2,400	2,388
Ontario (Province of) 1/30/2024	5.340	10,000	9,953
Oversea-Chinese Banking Corp., Ltd. 1/24/2024[1]	5.484	10,000	9,961
Paccar Financial Corp. 1/4/2024	5.400	12,000	11,989
Paccar Financial Corp. 1/18/2024	5.390	2,000	1,994
Pfizer, Inc. 2/27/2024[1]	5.370	8,300	8,226
Pfizer, Inc. 3/5/2024[1]	5.360	2,000	1,980
Procter & Gamble Co. 1/2/2024[1]	5.350	11,300	11,293
Prudential Funding, LLC 1/22/2024	5.340	4,000	3,986
Starbird Funding Corp. 2/13/2024[1]	5.540	12,000	11,917
The Netherlands (State of) 1/24/2024[1]	5.400	12,000	11,954
Wal-Mart Stores, Inc. 1/8/2024[1]	5.031	10,000	9,985

			290,826

U.S. Treasury bills 17.33%
U.S. Treasury 1/2/2024	5.290	20,000	20,000
U.S. Treasury 2/27/2024	4.925	25,000	24,795
U.S. Treasury 3/5/2024	5.114	20,000	19,818

			64,613

266	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 8.18%
Federal Farm Credit Banks 1/26/2024	5.280%	USD6,400	$6,377
Federal Home Loan Bank 1/5/2024	5.352	5,500	5,497
Federal Home Loan Bank 1/19/2024	5.282	10,000	9,974
Federal Home Loan Bank 2/16/2024	5.203	5,000	4,966
Federal Home Loan Bank 2/21/2024	5.261	3,700	3,672

			30,486

Total short-term securities (cost: $386,032,000)			385,925

Total investment securities 103.53% (cost: $386,032,000)			385,925
Other assets less liabilities (3.53)%			(13,171)

Net assets 100.00%			$372,754

[1]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $220,218,000, which represented 59.08% of the net assets of the fund.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	267

U.S. Government Securities Fund

Investment portfolio December 31, 2023

Bonds, notes & other debt instruments 95.68%		Principal amount (000)		Value (000)
Mortgage-backed obligations 64.26%
Federal agency	Fannie Mae Pool #406607 6.50% 8/1/2024[1]	USD1		$1
mortgage-backed	Fannie Mae Pool #735070 6.50% 10/1/2024[1]	—	[2]	—	[2]
obligations	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	26		27
64.26%	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	28		29
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1		1
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	—	[2]	—	[2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3		3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	571		559
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,240		1,213
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	—	[2]	—	[2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3		3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10		11
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12		13
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13		13
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	5		5
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	19		19
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	8		8
	Fannie Mae Pool #MA4204 2.00% 12/1/2040[1]	5,253		4,525
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	31,097		26,672
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	318		323
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	174		177
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	32		32
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	146		148
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	24		23
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	100		101
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	14		14
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,731		2,336
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	9		9
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,260		1,077
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17		17
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	819		699
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	5		4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	8		7
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	35		33
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7		7
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	59		55
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	4,071		3,801
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	49		46
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	16		15
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	8		7
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6		6
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3		3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5		5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	126		122
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,923		2,742
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	37		35
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	71		69
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	96		93
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	31		30
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	15		15
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	1,057		983
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	401		376
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	100		94
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	520		489
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	297		277
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,292		2,966
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	391		349
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	848		734
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	223		199
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	30		27
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	534		456

268	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	USD177	$154
mortgage-backed	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	339	303
obligations	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,780	1,534
(continued)	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	214	176
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	230	205
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	75	62
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	1,015	847
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	876	720
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	10	8
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	5
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	5,141	4,617
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,524	1,303
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	181	156
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	655	561
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	47	39
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	336	300
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,180	1,014
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	769	694
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,212	1,975
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	343	306
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	717	587
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	188	162
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,539	3,194
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	3,034	2,871
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	60	59
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	52	51
	Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	1,914	1,757
	Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,992	2,902
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	56	55
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	736	714
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,574	9,488
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	984	955
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	920	894
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	9,369	9,284
	Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	5,201	5,153
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	713	718
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	634	639
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	100	101
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	241	247
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,847	2,762
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,544	2,586
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	404	406
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	887	920
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	997	1,013
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	968	984
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	3,057	3,075
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	458	475
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	531	534
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	2,214	2,248
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	4,434	4,454
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	3,278	3,299
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,424	3,479
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,331	2,371
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,130	2,168
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,783	1,811
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,528	1,555
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	3,121	3,027
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	395	384
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	13,941	14,006
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	2,043	2,075
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	492	477

American Funds Insurance Series	269

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	USD73,874		$75,026
mortgage-backed	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	8,508		8,722
obligations	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	24,975		25,084
(continued)	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	16,841		17,104
	Fannie Mae Pool #MA5192 6.50% 11/1/2053[1]	24,222		24,830
	Fannie Mae Pool #MA5249 7.00% 1/1/2054[1]	1,535		1,584
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,316		1,130
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	422		410
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	—	[2]	—	[2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	—	[2]	—	[2]
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[1,3]	62		61
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	1		1
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1		1
	Freddie Mac Pool #1H1354 6.328% 11/1/2036[1,3]	41		42
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	253		257
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	568		578
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	731		625
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	715		610
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,690		1,443
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	10,298		9,161
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3		3
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	25		23
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	28		27
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	139		135
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	180		169
	Freddie Mac Pool #760014 2.71% 8/1/2045[1,3]	243		235
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	45		42
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	68		64
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,600		6,345
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	48		45
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	48		45
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	36		34
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	34		32
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	27		25
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	20		19
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	14		13
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	14		13
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,265		1,223
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	66		64
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	60		58
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	25		23
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	16		15
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	96		93
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	6,317		6,062
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	183		181
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	101		99
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	68		67
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	19		19
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	164		154
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	47		44
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	357		335
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	184		173
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	32		29
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	393		351
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	2,106		1,733
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	2,042		1,749
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	35		29
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	58		48
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,237		1,837
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	276		246
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	154		138

270  American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	USD2,078	$1,855
mortgage-backed	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	227	203
obligations	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	9,473	8,173
(continued)	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	463	379
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	490	422
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	311	277
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	308	265
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	145	130
	Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	3,117	2,808
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	12,612	11,758
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	185	171
	Freddie Mac Pool #8D0226 2.546% 5/1/2052[1,3]	472	421
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	8,218	7,543
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	198	192
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	806	799
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	54	53
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	49	49
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	906	879
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	226	219
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	134	130
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	11,114	11,025
	Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,566	3,459
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,453	3,349
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	90	87
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,174	1,161
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	983	954
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,193	2,207
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	5,255	5,398
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	996	1,001
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	966	982
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	479	486
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	91	89
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,084	1,089
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	628	632
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	8,647	8,785
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	2,003	2,035
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	307	318
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	2,875	2,888
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	17,450	17,725
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	4,431	4,503
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	2,216	2,253
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	946	961
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	482	491
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	452	461
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	297	301
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	208	216
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,606	2,680
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	2,251	2,314
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	2,114	2,190
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	2,059	2,140
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,426	1,486
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	1,085	1,120
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	795	815
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	586	613
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	25,511	25,620
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	28,170	28,609
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	24,225	24,603
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	818	822
	Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	44,159	44,867
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,444	2,484
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	116	119

American Funds Insurance Series  271

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	USD15,824	$15,658
mortgage-backed	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	1,029	1,033
obligations	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	5,760	5,852
(continued)	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	15,824	16,223
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	766	743
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,606	3,622
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	850	825
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	180	175
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,251	2,261
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	1,363	1,343
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,877
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	4,135	3,781
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	780	668
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	317	266
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	4,164	3,830
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,772	3,451
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	856	728
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,220	1,075
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	442	417
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,861	3,449
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	216	205
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	702	626
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	504	477
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,895	1,787
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	680	606
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	366	327
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,629	1,491
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	3,815	3,667
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	16,486	15,722
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	4,271	3,938
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,199	1,066
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	358
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	4,176	3,950
	Government National Mortgage Assn. 3.00% 1/1/2054[1,4]	435	394
	Government National Mortgage Assn. 4.00% 1/1/2054[1,4]	9,190	8,775
	Government National Mortgage Assn. 5.50% 1/1/2054[1,4]	1,905	1,919
	Government National Mortgage Assn. 6.00% 1/1/2054[1,4]	20	20
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	72	75
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	17	17

272  American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	USD145	$155
mortgage-backed	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	27	28
obligations	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	172	174
(continued)	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	74	78
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	2,191	2,261
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	758	780
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	514	509
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	17	16
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	868	736
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	763	646
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	5,178	4,454
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,241	1,961
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	732	628
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,980	3,499
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	93	82
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,370	2,937
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,826	1,593
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,175	1,024
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	803	690
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	1,000	875
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	3,000	2,793
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	60	60
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	6,682	6,520
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,999	2,927
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,247	1,216
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	437	334
	Uniform Mortgage-Backed Security 2.00% 1/1/2039[1,4]	668	599
	Uniform Mortgage-Backed Security 2.50% 1/1/2039[1,4]	1,253	1,155
	Uniform Mortgage-Backed Security 5.00% 1/1/2039[1,4]	780	785
	Uniform Mortgage-Backed Security 2.00% 2/1/2039[1,4]	448	399
	Uniform Mortgage-Backed Security 2.50% 2/1/2039[1,4]	1,022	942
	Uniform Mortgage-Backed Security 4.00% 2/1/2039[1,4]	920	903
	Uniform Mortgage-Backed Security 2.00% 1/1/2054[1,4]	3,607	2,949
	Uniform Mortgage-Backed Security 2.50% 1/1/2054[1,4]	7,886	6,710
	Uniform Mortgage-Backed Security 3.00% 1/1/2054[1,4]	4,728	4,183
	Uniform Mortgage-Backed Security 3.50% 1/1/2054[1,4]	42,426	38,926
	Uniform Mortgage-Backed Security 4.00% 1/1/2054[1,4]	19,928	18,850
	Uniform Mortgage-Backed Security 4.50% 1/1/2054[1,4]	18,542	17,975
	Uniform Mortgage-Backed Security 5.00% 1/1/2054[1,4]	11,694	11,570
	Uniform Mortgage-Backed Security 5.50% 1/1/2054[1,4]	944	948
	Uniform Mortgage-Backed Security 6.00% 1/1/2054[1,4]	145	147
	Uniform Mortgage-Backed Security 6.50% 1/1/2054[1,4]	3,996	4,095
	Uniform Mortgage-Backed Security 7.00% 1/1/2054[1,4]	19,822	20,448
	Uniform Mortgage-Backed Security 4.50% 2/1/2054[1,4]	2,400	2,328
	Uniform Mortgage-Backed Security 5.00% 2/1/2054[1,4]	13,550	13,412
	Uniform Mortgage-Backed Security 5.50% 2/1/2054[1,4]	1,250	1,256
	Uniform Mortgage-Backed Security 6.50% 2/1/2054[1,4]	77,359	79,272

	Total mortgage-backed obligations		979,319

U.S. Treasury bonds & notes 26.35%
U.S. Treasury	U.S. Treasury 1.75% 7/31/2024	12,875	12,632
24.27%	U.S. Treasury 3.00% 7/31/2024	1,470	1,453
	U.S. Treasury 4.125% 1/31/2025	2,906	2,888
	U.S. Treasury 2.00% 2/15/2025	890	864
	U.S. Treasury 4.625% 2/28/2025	30,265	30,251
	U.S. Treasury 3.875% 3/31/2025	4,970	4,927
	U.S. Treasury 3.875% 4/30/2025	4,615	4,574
	U.S. Treasury 2.75% 5/15/2025	7,459	7,283
	U.S. Treasury 4.625% 6/30/2025	2,150	2,155
	U.S. Treasury 3.125% 8/15/2025	390	382

American Funds Insurance Series  273

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 3.50% 9/15/2025	USD28,000	$27,597
(continued)	U.S. Treasury 3.00% 9/30/2025	2,235	2,184
	U.S. Treasury 4.625% 3/15/2026	11,050	11,149
	U.S. Treasury 4.50% 7/15/2026	10,366	10,465
	U.S. Treasury 4.625% 9/15/2026	10,209	10,352
	U.S. Treasury 4.375% 12/15/2026	8,511	8,596
	U.S. Treasury 1.25% 12/31/2026	8,665	8,003
	U.S. Treasury 0.50% 4/30/2027	3,700	3,305
	U.S. Treasury 3.625% 5/31/2028	20,650	20,438
	U.S. Treasury 4.00% 6/30/2028	6,907	6,941
	U.S. Treasury 1.00% 7/31/2028	970	853
	U.S. Treasury 4.125% 7/31/2028	17,685	17,870
	U.S. Treasury 4.375% 11/30/2028	16,020	16,397
	U.S. Treasury 2.625% 7/31/2029	9,309	8,723
	U.S. Treasury 3.75% 6/30/2030	32,030	31,760
	U.S. Treasury 4.125% 8/31/2030	670	679
	U.S. Treasury 4.625% 9/30/2030	1,290	1,345
	U.S. Treasury 2.75% 8/15/2032	8,095	7,418
	U.S. Treasury 3.50% 2/15/2033	14,341	13,915
	U.S. Treasury 3.875% 8/15/2033	14,670	14,661
	U.S. Treasury 4.50% 8/15/2039[5]	13,655	14,466
	U.S. Treasury 4.625% 2/15/2040	90	96
	U.S. Treasury 1.125% 5/15/2040	3,350	2,165
	U.S. Treasury 3.875% 5/15/2043	820	784
	U.S. Treasury 2.50% 2/15/2045	4,850	3,680
	U.S. Treasury 2.50% 2/15/2046	3,900	2,932
	U.S. Treasury 2.50% 5/15/2046	1,585	1,189
	U.S. Treasury 2.875% 11/15/2046	2,700	2,167
	U.S. Treasury 3.00% 2/15/2049	300	245
	U.S. Treasury 1.25% 5/15/2050[5]	18,640	10,082
	U.S. Treasury 1.375% 8/15/2050	4,330	2,420
	U.S. Treasury 1.625% 11/15/2050[5]	26,165	15,635
	U.S. Treasury 1.875% 2/15/2051	5,892	3,749
	U.S. Treasury 2.375% 5/15/2051	6,280	4,496
	U.S. Treasury 2.00% 8/15/2051	5,226	3,423
	U.S. Treasury 1.875% 11/15/2051	3,164	2,006
	U.S. Treasury 3.00% 8/15/2052	895	734
	U.S. Treasury 4.00% 11/15/2052	1,199	1,186
	U.S. Treasury 4.75% 11/15/2053	7,450	8,378

			369,893

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]	3,528	3,485
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[6]	2,221	2,143
securities	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[6]	2,300	2,230
2.08%	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[6]	10,802	10,261
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[6]	2,797	2,629
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[6]	1,033	920
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[6]	3,212	2,825
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]	133	138
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[5,6]	1,423	1,158
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6]	1,659	1,301
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6]	306	247
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2050[6]	348	228
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[6]	5,046	3,144
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[6]	1,507	930

			31,639

	Total U.S. Treasury bonds & notes		401,532

274  American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 5.07%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	USD223	$216
Fannie Mae 7.125% 1/15/2030	2,000	2,326
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,335
Federal Home Loan Bank 5.50% 7/15/2036	300	337
Private Export Funding Corp. 3.55% 1/15/2024	3,190	3,187
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,677
Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,514
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,820
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,816
Tennessee Valley Authority 5.88% 4/1/2036	875	1,000
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	246
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	796	742
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,373
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,597	1,656
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024	2,250	2,219
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,640	2,574
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,625	2,543
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	11,482	11,050
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,856	3,688
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,650	2,515
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	2,482	2,365
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,475	2,350
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,377	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	2,059	1,938
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	651	612

		77,297

Total bonds, notes & other debt instruments (cost: $1,485,170,000)		1,458,148

Short-term securities 16.21%	Weighted average yield at acquisition
Commercial paper 14.25%
Atlantic Asset Securitization, LLC 1/2/2024[7]	5.310%	7,800	7,796
Canadian Imperial Bank of Commerce 1/25/2024[7]	5.380	4,400	4,382
Chariot Funding, LLC 1/2/2024[7]	5.430	18,000	17,989
CRC Funding, LLC 1/17/2024[7]	5.510	30,000	29,915
Eli Lilly and Co. 1/10/2024[7]	5.380	6,600	6,589
Eli Lilly and Co. 1/16/2024[7]	5.360	15,000	14,960
Honeywell International, Inc. 1/11/2024[7]	5.300	10,800	10,779
Kaiser Foundation Hospitals 1/3/2024	5.450	15,000	14,989
Microsoft Corp. 1/10/2024[7]	5.370	18,000	17,968
Microsoft Corp. 1/29/2024[7]	5.330	10,000	9,955
Nestlé Finance International, Ltd. 1/18/2024[7]	5.300	2,700	2,692
Ontario (Province of) 2/1/2024	5.350	2,200	2,189
Paccar Financial Corp. 1/4/2024	5.310	3,000	2,997

American Funds Insurance Series  475

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Paccar Financial Corp. 1/5/2024	5.410%	USD10,000	$9,990
Paccar Financial Corp. 1/18/2024	5.390	10,000	9,970
Pfizer, Inc. 2/27/2024[7]	5.370	13,900	13,776
Procter & Gamble Co. 1/22/2024[7]	5.380	15,000	14,947
Prudential Funding, LLC 1/22/2024	5.340	5,500	5,481
Thunder Bay Funding, LLC 2/6/2024[7]	5.466	20,000	19,884

			217,248

Federal agency bills & notes 1.96%
Federal Home Loan Bank 1/26/2024	5.320	15,000	14,945
Federal Home Loan Bank 2/16/2024	5.203	15,000	14,899

Total short-term securities (cost: $247,180,000)			247,092

Options purchased (equity style) 0.04%
Options purchased (equity style)*			577
Total options purchased (equity style) (cost: $321,000)			577
Total investment securities 111.93% (cost: $1,732,671,000)			1,705,817
Total options written (0.06)%†			(824)
Other assets less liabilities (11.87)%			(180,964)
Net assets 100.00%			$1,524,029

* Options purchased (equity style)
Options on futures

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2023 (000)
Call
3 Month SOFR Futures Option	261	USD65,250	USD96.00	6/14/2024	$576
Put
3 Month SOFR Futures Option	140	USD35,000	USD94.31	3/15/2024	1
3 Month SOFR Futures Option	75	18,750	94.38	3/15/2024	—	[2]

					$1

					$577

276  American Funds Insurance Series

U.S. Government Securities Fund (continued)

†Options written (equity style)
Options on futures

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2023 (000)
Call
3 Month SOFR Futures Option	261	USD(65,250)	USD96.00	6/14/2024	$(632)
5 Year U.S. Treasury Note Futures Option	42	(4,200)	106.50	2/23/2024	(102)
5 Year U.S. Treasury Note Futures Option	23	(2,300)	107.00	2/23/2024	(47)
10 Year U.S. Treasury Note Futures Option	15	(1,500)	113.25	1/26/2024	(11)

					$(792)

Put
3 Month SOFR Futures Option	140	USD(35,000)	USD94.06	3/15/2024	(1)
3 Month SOFR Futures Option	75	(18,750)	94.13	3/15/2024	— [2]
5 Year U.S. Treasury Note Futures Option	42	(4,200)	106.50	2/23/2024	(8)
5 Year U.S. Treasury Note Futures Option	23	(2,300)	107.00	2/23/2024	(6)
10 Year U.S. Treasury Note Futures Option	15	(1,500)	113.25	1/26/2024	(17)

					$(32)

					$(824)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
30 Day Federal Funds Futures	Short	592	2/1/2024	USD(233,544)	$(171)
3 Month SOFR Futures	Short	529	3/20/2024	(125,165)	5,889
3 Month SOFR Futures	Short	256	3/19/2025	(61,613)	1,563
2 Year U.S. Treasury Note Futures	Long	4,163	4/3/2024	857,220	7,984
5 Year U.S. Treasury Note Futures	Long	2,683	4/3/2024	291,839	6,513
10 Year U.S. Treasury Note Futures	Long	1,339	3/28/2024	151,161	4,426
10 Year Ultra U.S. Treasury Note Futures	Short	431	3/28/2024	(50,865)	(1,919)
20 Year U.S. Treasury Bond Futures	Short	827	3/28/2024	(103,323)	(7,200)
30 Year Ultra U.S. Treasury Bond Futures	Long	153	3/28/2024	20,440	1,733

					$18,818

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay				Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	12/31/2023 (000)	(received) (000)	at 12/31/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD17,898	$(5)	$—	$(5)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	USD26,222	(7)	—	(7)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	USD35,800	(9)	—	(9)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	USD119,400	(1,033)	—	(1,033)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	USD97,600	1,926	—	1,926

American Funds Insurance Series  277

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay				Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	12/31/2023 (000)	(received) (000)	at 12/31/2023 (000)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD24,000	$(194)	$—	$(194)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	USD3,698	(30)	—	(30)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	USD17,700	(148)	—	(148)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD20,100	1,211	—	1,211
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	1,210	—	1,210
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	1,370	—	1,370
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	316	—	316
4.912%	Annual	SOFR	Annual	8/24/2025	USD14,030	137	—	137
4.8189%	Annual	SOFR	Annual	8/25/2025	USD14,010	116	—	116
4.8195%	Annual	SOFR	Annual	9/1/2025	USD10,300	89	—	89
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,620	47	—	47
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	23	—	23
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	16	—	16
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	13	—	13
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	13	—	13
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	11	—	11
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	11	—	11
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	(72)	—	(72)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(58)	—	(58)
4.28%	Annual	SOFR	Annual	2/29/2028	USD1,660	44	—	44
4.269%	Annual	SOFR	Annual	2/29/2028	USD1,700	44	—	44
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	7,909	—	7,909
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(47)	—	(47)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(33)	—	(33)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(22)	—	(22)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(23)	—	(23)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(23)	—	(23)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(55)	—	(55)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(30)	—	(30)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(35)	—	(35)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(46)	—	(46)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(40)	—	(40)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(37)	—	(37)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(290)	—	(290)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,604	—	2,604
SOFR	Annual	4.1615%	Annual	5/15/2033	USD800	(43)	—	(43)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(47)	—	(47)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	51	—	51
SOFR	Annual	4.061%	Annual	8/24/2033	USD3,230	(152)	—	(152)
SOFR	Annual	3.9519%	Annual	8/25/2033	USD3,225	(123)	—	(123)
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	(65)	—	(65)
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	333	—	333
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(684)	—	(684)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	209	—	209
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	48	—	48
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	41	—	41
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	83	—	83
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	81	—	81
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	53	—	53
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	43	—	43
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	36	—	36
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	34	—	34
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	36	—	36

278  American Funds Insurance Series

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay				Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	12/31/2023 (000)	(received) (000)	at 12/31/2023 (000)
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	$58	$—	$58
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	83	—	83
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	41	—	41
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	32	—	32
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	32	—	32

						$15,053	$—	$15,053

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,225,000, which represented .74% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $171,631,000, which represented 11.26% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association	TBA = To be announced
EFFR = Effective Federal Funds Rate	USD = U.S. dollars
SOFR = Secured Overnight Financing Rate

Refer to the notes to financial statements.

American Funds Insurance Series  279

Managed Risk Growth Fund

Investment portfolio December 31, 2023

Growth funds 84.94%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,336,234	$431,195

Total growth funds (cost: $347,460,000)		431,195

Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,319,568	50,749

Total fixed income funds (cost: $50,860,000)		50,749

Short-term securities 4.81%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%[1]	24,428,666	24,429

Total short-term securities (cost: $24,429,000)		24,429

Options purchased (equity style) 0.19%
Options purchased (equity style)*		968

Total options purchased (cost: $2,305,000)		968

Total investment securities 99.94% (cost: $425,054,000)		507,341
Other assets less liabilities 0.06%		294

Net assets 100.00%		$507,635

*	Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2023 (000)
Put
S&P 500 Index	90	USD42,928	USD3,225.00	3/15/2024	$15
S&P 500 Index	75	35,774	3,250.00	3/15/2024	14
S&P 500 Index	30	14,310	3,275.00	3/15/2024	6
S&P 500 Index	40	19,079	3,300.00	3/15/2024	8
S&P 500 Index	45	21,464	3,325.00	3/15/2024	9
S&P 500 Index	35	16,694	3,350.00	3/15/2024	8
S&P 500 Index	195	93,012	3,300.00	6/21/2024	203
S&P 500 Index	30	14,309	3,325.00	6/21/2024	31
S&P 500 Index	135	64,393	3,375.00	6/21/2024	151
S&P 500 Index	10	4,770	3,400.00	6/21/2024	11
S&P 500 Index	130	62,008	3,450.00	6/21/2024	161
S&P 500 Index	110	52,468	3,475.00	6/21/2024	141
S&P 500 Index	25	11,925	3,500.00	6/21/2024	33
S&P 500 Index	40	19,079	3,625.00	6/21/2024	64
S&P 500 Index	40	19,079	3,675.00	6/21/2024	69
S&P 500 Index	25	11,925	3,700.00	6/21/2024	44

					$968

280	American Funds Insurance Series

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
S&P 500 E-mini Index Futures	Long	54	3/1/2024	USD13,014	$390
5 Year U.S. Treasury Note Futures	Long	38	3/1/2024	4,133	91

					$481

Investments in affiliates2

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.94%
American Funds Insurance Series – Growth Fund, Class 1	$387,467	$115,721	$182,699	$(24,865)	$135,571	$431,195	$2,382	$22,902
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,197	47,522	31,210	(1,135)	1,375	50,749	1,775	—

Total 94.94%				$(26,000)	$136,946	$481,944	$4,157	$22,902

[1]	Rate represents the seven-day yield at 12/31/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	281

Managed Risk International Fund

Investment portfolio December 31, 2023

Growth funds 84.89%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,023,958	$105,419

Total growth funds (cost: $94,553,000)		105,419

Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,300,536	12,408

Total fixed income funds (cost: $12,401,000)		12,408

Short-term securities 4.89%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%[1]	6,067,219	6,067

Total short-term securities (cost: $6,067,000)		6,067

Options purchased (equity style) 0.26%
Options purchased (equity style)*		324

Total options purchased (cost: $514,000)		324

Total investment securities 100.03% (cost: $113,535,000)		124,218
Other assets less liabilities (0.03)%		(36)

Net assets 100.00%		$124,182

*	Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2023 (000)
Puti
Shares MSCI EAFE ETF	1,200	USD9,042	USD54.00	3/15/2024	$18
iShares MSCI EAFE ETF	400	3,014	56.00	3/15/2024	7
iShares MSCI EAFE ETF	2,600	19,591	52.00	6/21/2024	38
iShares MSCI EAFE ETF	140	1,055	53.00	6/21/2024	2
iShares MSCI EAFE ETF	1,330	10,022	54.00	6/21/2024	27
iShares MSCI EAFE ETF	1,200	9,042	55.00	6/21/2024	28
iShares MSCI EAFE ETF	1,590	11,981	56.00	6/21/2024	42
iShares MSCI EAFE ETF	750	5,651	57.00	6/21/2024	23
iShares MSCI EAFE ETF	2,100	15,823	59.00	6/21/2024	63
iShares MSCI EAFE ETF	1,500	11,302	60.00	9/20/2024	76

					$324

282	American Funds Insurance Series

Managed Risk International Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
MSCI EAFE Index Futures	Long	21	3/1/2024	USD2,365	$(2)
5 Year U.S. Treasury Note Futures	Long	11	3/1/2024	1,197	26
S&P 500 E-mini Index Futures	Short	3	3/1/2024	(723)	(24)
Mini MSCI Emerging Market Index Futures	Short	17	3/1/2024	(879)	(39)

					$(39)

Investments in affiliates2

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.89%
American Funds Insurance Series – International Fund, Class 1	$106,435	$22,843	$38,620	$(9,073)	$23,834	$105,419	$1,596	$—
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,527	6,151	6,443	(560)	733	12,408	440	—

Total 94.88%				$(9,633)	$24,567	$117,827	$2,036	$—

[1]	Rate represents the seven-day yield at 12/31/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	283

Managed Risk Washington Mutual Investors Fund

Investment portfolio December 31, 2023

Growth-and-income funds 84.94%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	19,004,155	$275,370

Total growth-and-income funds (cost: $252,721,000)		275,370

Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,270,350	32,409

Total fixed income funds (cost: $33,482,000)		32,409

Short-term securities 4.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%[1]	15,763,506	15,764

Total short-term securities (cost: $15,764,000)		15,764

Options purchased (equity style) 0.15%
Options purchased (equity style)*		482

Total options purchased (cost: $1,510,000)		482

Total investment securities 99.95% (cost: $303,477,000)		324,025
Other assets less liabilities 0.05%		166

Net assets 100.00%		$324,191

*	Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2023 (000)
Put
S&P 500 Index	245	USD116,861	USD3,250.00	3/15/2024	$45
S&P 500 Index	30	14,309	3,325.00	3/15/2024	6
S&P 500 Index	15	7,155	3,350.00	3/15/2024	3
S&P 500 Index	20	9,540	3,375.00	3/15/2024	4
S&P 500 Index	150	71,547	3,300.00	6/21/2024	156
S&P 500 Index	20	9,540	3,325.00	6/21/2024	21
S&P 500 Index	100	47,698	3,375.00	6/21/2024	111
S&P 500 Index	20	9,540	3,400.00	6/21/2024	23
S&P 500 Index	20	9,540	3,450.00	6/21/2024	25
S&P 500 Index	10	4,770	3,525.00	6/21/2024	14
S&P 500 Index	10	4,770	3,575.00	6/21/2024	15
S&P 500 Index	10	4,770	3,625.00	6/21/2024	16
S&P 500 Index	25	11,924	3,675.00	6/21/2024	43

					$482

284	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
S&P 500 E-mini Index Futures	Long	32	3/1/2024	USD7,712	$256
5 Year U.S. Treasury Note Futures	Long	27	3/1/2024	2,937	65

					$321

Investments in affiliates2

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)(000)(000)	Net realized gain (loss)	Net unrealized appreciation (depreciation)	Value at 12/31/2023 (000)	Dividend income (000)(000)	Capital gain distributions received
Growth-and-income funds 84.94%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$274,603	$39,245	$74,805	$(11,248)	$47,575	$275,370	$5,506	$2,476
Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,319	13,964	13,647	(1,563)	1,336	32,409	1,234	—

Total 94.94%				$(12,811)	$48,911	$307,779	$6,740	$2,476

[1]	Rate represents the seven-day yield at 12/31/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	285

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2023

Growth-and-income funds 79.99%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	29,524,557	$1,749,625

Total growth-and-income funds (cost: $1,578,467,000)		1,749,625

Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,388,650	328,068

Total fixed income funds (cost: $336,782,000)		328,068

Short-term securities 4.72%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%[1]	103,209,305	103,209

Total short-term securities (cost: $103,209,000)		103,209

Options purchased (equity style) 0.21%
Options purchased (equity style)*		4,657

Total options purchased (cost: $16,130,000)		4,657

Total investment securities 99.92% (cost: $2,034,588,000)		2,185,559
Other assets less liabilities 0.08%		1,697

Net assets 100.00%		$2,187,256

*	Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2023 (000)
Put
S&P 500 Index	3,030	USD1,445,259	USD3,250.00	3/15/2024	$553
S&P 500 Index	75	35,774	3,300.00	3/15/2024	15
S&P 500 Index	335	159,789	3,325.00	3/15/2024	69
S&P 500 Index	145	69,163	3,350.00	3/15/2024	32
S&P 500 Index	90	42,929	3,375.00	3/15/2024	20
S&P 500 Index	1,600	763,173	3,300.00	6/21/2024	1,664
S&P 500 Index	330	157,404	3,325.00	6/21/2024	342
S&P 500 Index	990	472,213	3,375.00	6/21/2024	1,104
S&P 500 Index	120	57,238	3,450.00	6/21/2024	149
S&P 500 Index	15	7,155	3,475.00	6/21/2024	19
S&P 500 Index	90	42,928	3,525.00	6/21/2024	123
S&P 500 Index	40	19,079	3,575.00	6/21/2024	59
S&P 500 Index	40	19,079	3,625.00	6/21/2024	64
S&P 500 Index	165	78,702	3,675.00	6/21/2024	284
S&P 500 Index	90	42,928	3,700.00	6/21/2024	160

					$4,657

286	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
S&P 500 E-mini Index Futures	Long	276	3/1/2024	USD66,516	$1,908
5 Year U.S. Treasury Note Futures	Long	58	3/1/2024	6,309	140

					$2,048

Investments in affiliates2

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.99%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,677,875	$268,733	$484,598	$37,121	$250,494	$1,749,625	$26,154	$89,386
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	314,614	120,092	110,905	(20,722)	24,989	328,068	11,642	—

Total 94.99%				$16,399	$275,483	$2,077,693	$37,796	$89,386

[1]	Rate represents the seven-day yield at 12/31/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	287

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2023

Asset allocation funds 95.07%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	83,800,992	$1,999,492

Total asset allocation funds (cost: $1,962,465,000)		1,999,492

Short-term securities 4.92%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%[1]	103,363,250	103,363

Total short-term securities (cost: $103,363,000)		103,363

Options purchased (equity style) 0.03%
Options purchased (equity style)*		693

Total options purchased (cost: $1,504,000)		693

Total investment securities 100.02% (cost: $2,067,332,000)		2,103,548
Other assets less liabilities (0.02)%		(352)

Net assets 100.00%		$2,103,196

*	Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2023 (000)
Put
S&P 500 Index	90	USD42,928	USD3,250.00	3/15/2024	$17
S&P 500 Index	50	23,849	3,425.00	3/15/2024	12
S&P 500 Index	150	71,547	3,300.00	6/21/2024	156
S&P 500 Index	30	14,310	3,325.00	6/21/2024	31
S&P 500 Index	140	66,778	3,375.00	6/21/2024	156
S&P 500 Index	20	9,540	3,400.00	6/21/2024	23
S&P 500 Index	155	73,932	3,450.00	6/21/2024	192
S&P 500 Index	15	7,155	3,575.00	6/21/2024	22
S&P 500 Index	15	7,155	3,625.00	6/21/2024	24
S&P 500 Index	35	16,694	3,675.00	6/21/2024	60

					$693

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	420	3/1/2024	USD45,685	$1,013
S&P 500 E-mini Index Futures	Long	49	3/1/2024	11,809	392

					$1,405

288  American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.07%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,084,270	$231,311	$463,691	$19,951	$127,651	$1,999,492	$47,446	$77,368

[1]	Rate represents the seven-day yield at 12/31/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series  289

Financial statements

Statements of assets and liabilities at December 31, 2023

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,410,185	$3,077,136	$38,790,440	$7,014,573	$3,261,346
Affiliated issuers	295,088	137,455	593,305	202,073	135,440
Cash	677	210	902	98	1,309
Cash collateral received for securities on loan	—	853	2,189	9	112
Cash collateral pledged for futures contracts	—	—	—	—	227
Cash collateral pledged for swap contracts	—	—	—	—	167
Cash denominated in currencies other than U.S. dollars	206	282	710	635	667
Unrealized appreciation on open forward currency contracts	—	—	—	—	100
Bilateral swaps, at value	—	—	—	—	95
Receivables for:
Sales of investments	490	1,938	11,650	102	1,982
Sales of fund’s shares	1,109	301	13,300	2,290	1,338
Dividends and interest	9,191	2,212	19,399	10,700	6,539
Closed forward currency contracts	—	—	—	—	18
Variation margin on futures contracts	—	—	—	—	45
Variation margin on centrally cleared swap contracts	—				3
Securities lending income	6	125	16	3	3
Other	206	47	117	291	113

	7,717,158	3,220,559	39,432,028	7,230,774	3,409,504

Liabilities:
Collateral for securities on loan	—	8,535	21,892	86	1,117
Unrealized depreciation on open forward currency contracts	—	—	—	—	213
Unrealized depreciation on unfunded commitments*	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,406	1,449	9,048	11,405	5,680
Repurchases of fund’s shares	17,952	5,291	83,137	6,860	4,039
Investment advisory services	2,338	1,568	10,122	2,837	1,421
Insurance administrative fees	433	171	2,147	250	467
Services provided by related parties	1,072	530	5,410	966	410
Trustees’ deferred compensation	95	59	527	179	45
Closed forward currency contracts	—	—	—	—	114
Variation margin on futures contracts	—	—	—	—	2
Variation margin on centrally cleared swap contracts	—	—	—	—	4
Non-U.S. taxes	3,614	18,354	887	29,059	17,629
Other	66	46	48	120	76

Commitments and contingencies*	26,976	36,003	133,218	51,762	31,217

Net assets at December 31, 2023	$7,690,182	$3,184,556	$39,298,810	$7,179,012	$3,378,287

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,420,294	$2,408,999	$19,227,288	$5,986,970	$2,440,206
Total distributable earnings (accumulated loss)	3,269,888	775,557	20,071,522	1,192,042	938,081

Net assets at December 31, 2023	$7,690,182	$3,184,556	$39,298,810	$7,179,012	$3,378,287

Investment securities on loan, at value	$19,320	$30,423	$21,365	$82	$1,705
Investment securities, at cost
Unaffiliated issuers	4,384,591	2,387,792	19,733,033	5,250,234	2,307,420
Affiliated issuers	295,100	132,190	593,293	202,072	135,431
Cash denominated in currencies other than U.S. dollars, at cost	206	279	710	636	668
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

290	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2023 (continued)	(dollars in thousands)

	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,950,599	$1,819,186	$36,115,540	$319,735	$1,183,335
Affiliated issuers	330,479	44,944	1,430,798	10,070	126,808
Cash	492	629	14,851	68	596
Cash collateral received for securities on loan	1,088	715	11,533	225	1,799
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	577	2	106	332
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Receivables for:
Sales of investments	10,876	4,727	42,645	5	24,257
Sales of fund’s shares	2,609	366	3,768	94	1,091
Dividends and interest	15,645	3,455	51,289	1,175	5,199
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	65
Variation margin on centrally cleared swap contracts	—	—	—	—	29
Securities lending income	14	4	22	1	6
Other	17	108	291	5	77

	10,311,819	1,874,711	37,670,739	331,484	1,343,594

Liabilities:
Collateral for securities on loan	10,881	7,147	115,333	2,250	17,994
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments*	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	2,814	1,470	34,091	81	71,213
Repurchases of fund’s shares	7,503	2,876	54,035	98	1,650
Investment advisory services	2,009	566	7,889	127	227
Insurance administrative fees	794	140	1,207	86	342
Services provided by related parties	1,135	313	4,058	72	150
Trustees’ deferred compensation	114	27	574	14	9
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	33
Variation margin on centrally cleared swap contracts	—	—	—	—	25
Non-U.S. taxes	224	819	1,508	170	674
Other	4	18	68	6	8

Commitments and contingencies*	25,478	13,376	218,763	2,904	92,325

Net assets at December 31, 2023	$10,286,341	$1,861,335	$37,451,976	$328,580	$1,251,269

Net assets consist of:
Capital paid in on shares of beneficial interest	$7,170,355	$1,361,420	$19,460,384	$311,613	$1,075,724
Total distributable earnings (accumulated loss)	3,115,986	499,915	17,991,592	16,967	175,545

Net assets at December 31, 2023	$10,286,341	$1,861,335	$37,451,976	$328,580	$1,251,269

Investment securities on loan, at value	$10,510	$7,091	$110,228	$2,296	$17,090
Investment securities, at cost
Unaffiliated issuers	6,941,713	1,244,974	20,029,188	278,300	990,869
Affiliated issuers	330,455	44,948	1,430,636	10,069	130,558
Cash denominated in currencies other than U.S. dollars, at cost	—	578	2	106	332
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	291

Financial statements (continued)

Statements of assets and liabilities at December 31, 2023 (continued)	(dollars in thousands)

		American
		Funds
	Asset	Global	The Bond	Capital		American
	Allocation	Balanced	Fund	World Bond		High-Income
	Fund	Fund	of America	Fund		Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$23,162,383	$383,108	$10,585,364	$1,448,641		$832,985
Affiliated issuers	3,803,664	21,315	2,168,331	229,992		27,114
Cash	1,820	160	157	123		676
Cash collateral received for securities on loan	2,524	107	—	—		—
Cash collateral pledged for futures contracts	—	—	—	—		92
Cash collateral pledged for swap contracts	—	—	—	—		151
Cash denominated in currencies other than U.S. dollars	1,427	76	1	119		949
Unrealized appreciation on open forward currency contracts	—	672	35	9,188		—
Bilateral swaps, at value	—	—	—	278		—
Receivables for:
Sales of investments	402,570	2,867	1,363,779	30,804		730
Sales of fund’s shares	1,187	102	4,887	1,290		219
Dividends and interest	91,759	1,794	83,411	14,611		12,832
Closed forward currency contracts	—	27	—	213		—
Variation margin on futures contracts	2,625	66	4,317	547		6
Variation margin on centrally cleared swap contracts	90	27	687	282		11
Securities lending income	25	2	—	—		—
Other	437	32	26	238		2

	27,470,511	410,355	14,210,995	1,736,326		875,767

Liabilities:
Collateral for securities on loan	25,242	1,069	—	—		—
Unrealized depreciation on open forward currency contracts	—	354	931	5,355		—
Unrealized depreciation on unfunded commitments*	3	—	—	—	†	4
Options written, at value	—	—	—	—		—
Payables for:
Purchases of investments	1,727,865	18,832	3,187,501	185,688		1,214
Repurchases of fund’s shares	18,513	553	8,205	1,175		255
Investment advisory services	5,715	141	1,494	549		193
Insurance administrative fees	3,441	77	712	34		60
Services provided by related parties	2,733	69	1,083	220		157
Trustees’ deferred compensation	340	4	140	28		32
Closed forward currency contracts	—	174	—	1,748		—
Variation margin on futures contracts	127	76	2,624	761		—
Variation margin on centrally cleared swap contracts	21	18	367	284		7
Non-U.S. taxes	1,159	217	18	79		—
Other	22	7	6	64		—

Commitments and contingencies*	1,785,181	21,591	3,203,081	195,985		1,922

Net assets at December 31, 2023	$25,685,330	$388,764	$11,007,914	$1,540,341		$873,845

Net assets consist of:
Capital paid in on shares of beneficial interest	$18,661,978	$340,521	$12,500,028	$1,776,957		$1,206,031
Total distributable earnings (accumulated loss)	7,023,352	48,243	(1,492,114)	(236,616)		(332,186)

Net assets at December 31, 2023	$25,685,330	$388,764	$11,007,914	$1,540,341		$873,845

Investment securities on loan, at value	$24,156	$1,039	$—	$—		$—
Investment securities, at cost
Unaffiliated issuers	17,202,164	332,291	10,781,553	1,497,871		841,494
Affiliated issuers	3,970,991	20,838	2,168,297	226,378		27,115
Cash denominated in currencies other than U.S. dollars, at cost	1,416	76	1	119		923
Premiums received on options written	—	—	—	—		—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

292	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2023 (continued)	(dollars in thousands)

	American			U.S.	Managed	Managed
	Funds			Government	Risk	Risk
	Mortgage	Ultra-Short		Securities	Growth	International
	Fund	Bond Fund		Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$125,656	$385,925		$1,705,817	$25,397	$6,391
Affiliated issuers	—	—		—	481,944	117,827
Cash	2,653	9,121		40,117	—	—
Cash collateral received for securities on loan	—	—		—	—	—
Cash collateral pledged for futures contracts	—	—		—	690	71
Cash collateral pledged for swap contracts	—	—		—	—	—
Cash denominated in currencies other than U.S. dollars	—	—		—	—	—
Unrealized appreciation on open forward currency contracts	—	—		—	—	—
Bilateral swaps, at value	—	—		—	—	—
Receivables for:
Sales of investments	12,583	—		119,306	592	78
Sales of fund’s shares	85	2,904		491	—	10
Dividends and interest	373	39		8,842	111	25
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	56	—		953	3	22
Variation margin on centrally cleared swap contracts	9	—		477	—	—
Securities lending income	—	—		—	—	—
Other	1	—		—	—	—

	141,416	397,989		1,876,003	508,737	124,424

Liabilities:
Collateral for securities on loan	—	—		—	—	—
Unrealized depreciation on open forward currency contracts	—	—		—	—	—
Unrealized depreciation on unfunded commitments*	—	—		—	—	—
Options written, at value	—	—		824	—	—
Payables for:
Purchases of investments	33,520	24,795		349,161	44	86
Repurchases of fund’s shares	24	230		850	577	23
Investment advisory services	16	82		224	42	10
Insurance administrative fees	28	36		113	300	75
Services provided by related parties	21	80		306	101	25
Trustees’ deferred compensation	3	12		45	5	2
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	10	—		110	33	21
Variation margin on centrally cleared swap contracts	3	—		340	—	—
Non-U.S. taxes	—	—		—	—	—
Other	—	—	*	1	—	—

Commitments and contingencies*	33,625	25,235		351,974	1,102	242

Net assets at December 31, 2023	$107,791	$372,754		$1,524,029	$507,635	$124,182

Net assets consist of:
Capital paid in on shares of beneficial interest	$118,822	$369,575		$1,779,673	$535,193	$150,466
Total distributable earnings (accumulated loss)	(11,031)	3,179		(255,644)	(27,558)	(26,284)

Net assets at December 31, 2023	$107,791	$372,754		$1,524,029	$507,635	$124,182

Investment securities on loan, at value	$—	$—		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	125,545	386,032		1,732,671	26,734	6,581
Affiliated issuers	—	—		—	398,320	106,954
Cash denominated in currencies other than U.S. dollars, at cost	—	—		—	—	—
Premiums received on options written	—	—		481	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	293

Financial statements (continued)

Statements of assets and liabilities at December 31, 2023 (continued)	(dollars in thousands)

	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$16,246	$107,866	$104,056
Affiliated issuers	307,779	2,077,693	1,999,492
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	415	3,338	1,166
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Receivables for:
Sales of investments	253	7,481	1,313
Sales of fund’s shares	1	13	161
Dividends and interest	71	472	468
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	2	5	36
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Other	—	—	—

	324,767	2,196,868	2,106,692

Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Unrealized depreciation on unfunded commitments*	—	—	—
Options written, at value	—	—	—
Payables for:
Purchases of investments	24	—	—
Repurchases of fund’s shares	242	7,887	1,543
Investment advisory services	27	183	177
Insurance administrative fees	194	1,298	1,279
Services provided by related parties	66	57	436
Trustees’ deferred compensation	4	18	31
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	19	169	30
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—

Commitments and contingencies*	576	9,612	3,496

Net assets at December 31, 2023	$324,191	$2,187,256	$2,103,196

Net assets consist of:
Capital paid in on shares of beneficial interest	$340,685	$2,029,898	$2,032,231
Total distributable earnings (accumulated loss)	(16,494)	157,358	70,965

Net assets at December 31, 2023	$324,191	$2,187,256	$2,103,196

Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,274	119,339	104,867
Affiliated issuers	286,203	1,915,249	1,962,465
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

294	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$3,418,477	$1,001,137	$17,382,394	$3,353,223	$1,778,087
	Shares outstanding	100,780	53,924	174,798	191,642	69,772
	Net asset value per share	$33.92	$18.57	$99.44	$17.50	$25.48

Class 1A:	Net assets	$17,621	$5,224	$279,413	$12,159	$10,382
	Shares outstanding	522	285	2,838	698	409
	Net asset value per share	$33.74	$18.31	$98.46	$17.41	$25.36

Class 2:	Net assets	$3,522,408	$1,878,462	$17,878,990	$3,381,831	$802,751
	Shares outstanding	105,326	107,368	182,074	194,242	31,897
	Net asset value per share	$33.44	$17.50	$98.20	$17.41	$25.17

Class 3:	Net assets			$236,105	$16,515
	Shares outstanding	Not applicable	Not applicable	2,348	941	Not applicable
	Net asset value per share			$100.54	$17.56

Class 4:	Net assets	$731,676	$299,733	$3,521,908	$415,284	$787,067
	Shares outstanding	22,118	17,164	36,803	24,239	31,546
	Net asset value per share	$33.08	$17.46	$95.70	$17.13	$24.95

		Washington	Capital		International
		Mutual	World Growth	Growth-	Growth	Capital
		Investors	and Income	Income	and Income	Income
		Fund	Fund	Fund	Fund	Builder
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$6,020,084	$579,605	$22,318,720	$15,315	$659,875
	Shares outstanding	415,494	41,845	376,644	1,516	56,740
	Net asset value per share	$14.49	$13.85	$59.26	$10.10	$11.63

Class 1A:	Net assets	$23,218	$7,099	$35,564	$6,265	$10,418
	Shares outstanding	1,609	515	604	638	897
	Net asset value per share	$14.43	$13.77	$58.88	$9.83	$11.62

Class 2:	Net assets	$2,898,715	$1,039,966	$12,894,253	$164,333	$14,935
	Shares outstanding	203,946	75,301	221,178	16,727	1,285
	Net asset value per share	$14.21	$13.81	$58.30	$9.82	$11.62

Class 3:	Net assets			$141,816
	Shares outstanding	Not applicable	Not applicable	2,387	Not applicable	Not applicable
	Net asset value per share			$59.40

Class 4:	Net assets	$1,344,324	$234,665	$2,061,623	$142,667	$566,041
	Shares outstanding	95,611	17,438	35,957	14,760	48,785
	Net asset value per share	$14.06	$13.46	$57.34	$9.67	$11.60

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	295

Financial statements (continued)

Statements of assets and liabilities at December 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

			American
			Funds
		Asset	Global	The Bond	Capital	American
		Allocation	Balanced	Fund	World Bond	High-Income
		Fund	Fund	of America	Fund	Trust
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$15,555,068	$97,560	$6,907,965	$665,253	$223,148
	Shares outstanding	651,900	7,887	724,190	65,462	24,966
	Net asset value per share	$23.86	$12.37	$9.54	$10.16	$8.94

Class 1A:	Net assets	$32,203	$2,759	$258,248	$1,464	$2,613
	Shares outstanding	1,357	224	27,264	145	294
	Net asset value per share	$23.74	$12.30	$9.47	$10.08	$8.90

Class 2:	Net assets	$4,260,925	$160,175	$2,879,288	$817,156	$532,796
	Shares outstanding	181,115	13,016	306,439	81,456	61,048
	Net asset value per share	$23.53	$12.31	$9.40	$10.03	$8.73

Class 3:	Net assets	$29,979				$8,335
	Shares outstanding	1,255	Not applicable	Not applicable	Not applicable	927
	Net asset value per share	$23.90				$8.99

Class 4:	Net assets	$5,807,155	$128,270	$962,413	$56,468	$106,953
	Shares outstanding	248,834	10,598	102,937	5,718	10,972
	Net asset value per share	$23.34	$12.10	$9.35	$9.88	$9.75

		American		U.S.	Managed	Managed
		Funds		Government	Risk	Risk
		Mortgage	Ultra-Short	Securities	Growth	International
		Fund	Bond Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$16,797	$40,359	$257,469
	Shares outstanding	1,780	3,556	25,987	Not applicable	Not applicable
	Net asset value per share	$9.44	$11.35	$9.91

Class 1A:	Net assets	$1,877	$119	$4,825
	Shares outstanding	201	10	489	Not applicable	Not applicable
	Net asset value per share	$9.32	$11.35	$9.87

Class 2:	Net assets	$43,847	$272,475	$1,073,139
	Shares outstanding	4,693	24,818	109,738	Not applicable	Not applicable
	Net asset value per share	$9.34	$10.98	$9.78

Class 3:	Net assets		$4,266	$5,896
	Shares outstanding	Not applicable	383	593	Not applicable	Not applicable
	Net asset value per share		$11.13	$9.94

Class 4:	Net assets	$45,270	$55,535	$182,700
	Shares outstanding	4,907	5,027	18,699	Not applicable	Not applicable
	Net asset value per share	$9.23	$11.05	$9.77

Class P1:	Net assets				$12,545	$1,934
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,155	231
	Net asset value per share				$10.86	$8.36

Class P2:	Net assets				$495,090	$122,248
	Shares outstanding	Not applicable	Not applicable	Not applicable	46,151	14,699
	Net asset value per share				$10.73	$8.32

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

296	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Managed Risk	Managed	Managed
		Washington	Risk	Risk
		Mutual	Growth-	Asset
		Investors	Income	Allocation
		Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class P1:	Net assets	$2,681	$1,909,950	$10,061
	Shares outstanding	255	152,381	846
	Net asset value per share	$10.50	$12.53	$11.90

Class P2:	Net assets	$321,510	$277,306	$2,093,135
	Shares outstanding	30,820	22,271	181,595
	Net asset value per share	$10.43	$12.45	$11.53

*	Refer to Note 5 for further information on unfunded commitments.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	297

Financial statements (continued)

Statements of operations for the year ended December 31, 2023	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$95,291	$30,245	$295,616	$113,636	$54,024
Affiliated issuers	14,357	7,198	52,082	14,923	8,436

	109,648	37,443	347,698	128,559	62,460
Interest from unaffiliated issuers	412	20	1,471	35	8,977
European Union withholding tax reclaims	695	—	386	11,142	269
Interest from European Union withholding tax reclaims	144	—	17	649	—
Securities lending income (net of fees)	179	1,244	652	160	63

	111,078	38,707	350,224	140,545	71,769

Fees and expenses*:
Investment advisory services	34,394	19,616	109,748	33,259	18,755
Distribution services	10,078	5,182	48,375	9,193	3,822
Insurance administrative services	1,672	705	7,920	1,011	1,881
Transfer agent services	2	1	8	2	1
Administrative services	2,172	910	10,528	2,087	975
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	89	38	423	88	40
Registration statement and prospectus	30	11	153	33	16
Trustees’ compensation	29	13	141	27	13
Auditing and legal	95	104	116	108	126
Custodian	490	429	372	929	699
Other	5	44	19	6	47

Total fees and expenses before waivers/reimbursement	49,056	27,053	177,803	46,743	26,375
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	7,965	1,516	—	—	2,275
Miscellaneous fee reimbursement	—	—	—	—	—

Total waivers/reimbursement of fees and expenses	7,965	1,516	—	—	2,275

Total fees and expenses after waivers/reimbursement	41,091	25,537	177,803	46,743	24,100

Net investment income	69,987	13,170	172,421	93,802	47,669

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	229,370	110,287	1,076,133	(163,688)	20,228
Affiliated issuers	90	34	315	57	17
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	461
Forward currency contracts	—	—	—	—	(182)
Swap contracts	—	—	—	—	92
Currency transactions	395	(209)	(771)	(2,626)	(6)
Capital gain distributions received from affiliated issuers	—	—	—	—	—

	229,855	110,112	1,075,677	(166,257)	20,610

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,184,453	335,037	10,184,610	1,105,976	413,899
Affiliated issuers	(38)	4,113	(206)	(47)	(12)
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(114)
Forward currency contracts	—	—	—	—	(63)
Swap contracts	—	—	—	—	93
Currency translations	(669)	51	153	217	33

	1,183,746	339,201	10,184,557	1,106,146	413,836

Net realized gain (loss) and unrealized appreciation (depreciation)	1,413,601	449,313	11,260,234	939,889	434,446

Net increase (decrease) in net assets resulting from operations	$1,483,588	$462,483	$11,432,655	$1,033,691	$482,115

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

298	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2023 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$208,224	$39,884	$553,651	$9,317	$34,076
Affiliated issuers	18,395	3,253	99,540	658	6,109

	226,619	43,137	653,191	9,975	40,185
Interest from unaffiliated issuers	13	839	343	80	5,886
European Union withholding tax reclaims	—	212	266	397	—
Interest from European Union withholding tax reclaims	—	12	14	25	—
Securities lending income (net of fees)	485	51	537	24	115

	227,117	44,251	654,351	10,501	46,186

Fees and expenses*:
Investment advisory services	36,236	8,437	88,400	1,504	4,183
Distribution services	9,924	3,024	34,945	736	1,389
Insurance administrative services	3,057	531	4,588	344	1,379
Transfer agent services	2	— †	8	— †	— †
Administrative services	2,907	533	10,406	94	352
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	90	19	412	7	15
Registration statement and prospectus	103	8	154	2	9
Trustees’ compensation	39	7	138	1	4
Auditing and legal	64	85	119	81	78
Custodian	269	137	437	64	91
Other	5	3	18	— †	2

Total fees and expenses before waivers/reimbursement	52,696	12,784	139,625	2,833	7,502
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	13,564	1,954	—	31	1,640
Miscellaneous fee reimbursement	—	—	—	—	—

Total waivers/reimbursement of fees and expenses	13,564	1,954	—	31	1,640

Total fees and expenses after waivers/reimbursement	39,132	10,830	139,625	2,802	5,862

Net investment income	187,985	33,421	514,726	7,699	40,324

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	89,681	5,344	1,802,577	(111)	3,435
Affiliated issuers	18	(2)	244	2	(728)
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(4,166)
Forward currency contracts	—	—	—	2	—
Swap contracts	—	—	—	—	1,572
Currency transactions	10	(20)	(670)	97	129
Capital gain distributions received from affiliated issuers	—	—	—	—	—

	89,709	5,322	1,802,151	(10)	242

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,300,468	302,302	5,849,541	38,269	59,943
Affiliated issuers	(27)	(4)	(165)	(2)	1,922
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	2,535
Forward currency contracts	—	—	—	(5)	—
Swap contracts	—	—	—	—	(1,039)
Currency translations	14	(118)	309	(64)	(14)

	1,300,455	302,180	5,849,685	38,198	63,347

Net realized gain (loss) and unrealized appreciation (depreciation)	1,390,164	307,502	7,651,836	38,188	63,589

Net increase (decrease) in net assets resulting from operations	$1,578,149	$340,923	$8,166,562	$45,887	$103,913

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	299

Financial statements (continued)

Statements of operations for the year ended December 31, 2023 (continued)	(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$296,325	$6,464	$—	$19	$1,073
Affiliated issuers	174,553	1,470	103,521	9,073	1,630

	470,878	7,934	103,521	9,092	2,703
Interest from unaffiliated issuers	220,351	3,983	355,169	46,607	59,401
European Union withholding tax reclaims	313	8	—	—	—
Interest from European Union withholding tax reclaims	18	— †	—	—	—
Securities lending income (net of fees)	407	13	—	—	—

	691,967	11,938	458,690	55,699	62,104

Fees and expenses*:
Investment advisory services	66,138	1,670	37,190	6,294	3,387
Distribution services	24,242	690	9,241	2,019	1,539
Insurance administrative services	13,816	303	2,730	136	227
Transfer agent services	6	— †	2	— †	— †
Administrative services	7,440	112	3,170	438	252
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	278	8	128	20	14
Registration statement and prospectus	110	2	46	4	4
Trustees’ compensation	100	2	42	6	3
Auditing and legal	94	70	61	55	56
Custodian	236	106	126	241	25
Other	15	3	6	1	11

Total fees and expenses before waivers/reimbursement	112,475	2,966	52,742	9,214	5,518
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	37	20,074	—	1,174
Miscellaneous fee reimbursement	—	—	—	—	—

Total waivers/reimbursement of fees and expenses	—	37	20,074	—	1,174

Total fees and expenses after waivers/reimbursement	112,475	2,929	32,668	9,214	4,344

Net investment income	579,492	9,009	426,022	46,485	57,760

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	1,319,289	(5,022)	(381,455)	(73,895)	(32,546)
Affiliated issuers	(78,945)	(75)	145	6	8
Options written	—	—	—	—	—
Futures contracts	(72,113)	(107)	(169,252)	(3,487)	105
Forward currency contracts	—	(1,387)	1,833	(19,300)	—
Swap contracts	(5,784)	(1,041)	(5,695)	(8,570)	(813)
Currency transactions	591	(82)	(240)	(471)	(46)
Capital gain distributions received from affiliated issuers	—	—	—	—	—

	1,163,038	(7,714)	(554,664)	(105,717)	(33,292)

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,452,482	45,246	596,287	128,248	72,998
Affiliated issuers	141,372	426	(165)	2,018	(9)
Options written	—	—	—	—	—
Futures contracts	8,342	720	65,223	9,889	97
Forward currency contracts	—	(218)	(4,543)	(720)	—
Swap contracts	2,859	938	(3,181)	10,132	174
Currency translations	371	14	(44)	(193)	57

	1,605,426	47,126	653,577	149,374	73,317

Net realized gain (loss) and unrealized appreciation (depreciation)	2,768,464	39,412	98,913	43,657	40,025

Net increase (decrease) in net assets resulting from operations	$3,347,956	$48,421	$524,935	$90,142	$97,785

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

300	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2023 (continued)	(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$—	$—	$—	$899	$245
Affiliated issuers	—	—	—	4,157	2,036

	—	—	—	5,056	2,281
Interest from unaffiliated issuers	5,050	20,383	63,997	—	—
European Union withholding tax reclaims	—	—	—	—	—
Interest from European Union withholding tax reclaims	—	—	—	—	—
Securities lending income (net of fees)	—	—	—	—	—

	5,050	20,383	63,997	5,056	2,281

Fees and expenses*:
Investment advisory services	303	1,026	4,432	720	186
Distribution services	218	888	3,125	1,174	305
Insurance administrative services	112	167	472	1,200	309
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	31	120	451	—	—
Accounting and administrative services	—	—	—	32	27
Reports to shareholders	6	9	21	—	—
Registration statement and prospectus	2	3	7	8	6
Trustees’ compensation	— †	2	6	2	— †
Auditing and legal	47	45	49	17	17
Custodian	19	1	37	51	46
Other	— †	— †	1	9	— †

Total fees and expenses before waivers/reimbursement	738	2,261	8,601	3,213	896
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	123	—	1,803	240	62
Miscellaneous fee reimbursement	—	—	—	—	59

Total waivers/reimbursement of fees and expenses	123	—	1,803	240	121

Total fees and expenses after waivers/reimbursement	615	2,261	6,798	2,973	775

Net investment income	4,435	18,122	57,199	2,083	1,506

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(2,757)	—	(48,985)	(3,861)	(1,109)
Affiliated issuers	—	—	—	(26,000)	(9,633)
Options written	—	—	19	—	—
Futures contracts	(1,723)	—	(42,489)	(23,442)	(6,868)
Forward currency contracts	—	—	—	—	—
Swap contracts	802	—	(4,725)	—	—
Currency transactions	—	—	—	342	56
Capital gain distributions received from affiliated issuers	—	—	—	22,902	—

	(3,678)	—	(96,180)	(30,059)	(17,554)

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	2,715	(50)	53,554	(326)	40
Affiliated issuers	—	—	—	136,946	24,567
Options written	—	—	(343)	—	—
Futures contracts	1,075	—	21,994	(7,004)	(1,050)
Forward currency contracts	—	—	—	—	—
Swap contracts	(780)	—	6,257	—	—
Currency translations	—	—	—	—	—

	3,010	(50)	81,462	129,616	23,557

Net realized gain (loss) and unrealized appreciation (depreciation)	(668)	(50)	(14,718)	99,557	6,003

Net increase (decrease) in net assets resulting from operations	$3,767	$18,072	$42,481	$101,640	$7,509

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	301

Financial statements (continued)

Statements of operations for the year ended December 31, 2023 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$670	$4,559	$4,694
Affiliated issuers	6,740	37,796	47,446

	7,410	42,355	52,140
Interest from unaffiliated issuers	—	—	—
European Union withholding tax reclaims	—	—	—
Interest from European Union withholding tax reclaims	—	—	—
Securities lending income (net of fees)	—	—	—

	7,410	42,355	52,140

Fees and expenses*:
Investment advisory services	476	3,185	3,163
Distribution services	786	673	5,253
Insurance administrative services	793	5,308	5,272
Transfer agent services	— †	— †	— †
Administrative services	—	—	—
Accounting and administrative services	29	50	47
Reports to shareholders	—	—	—
Registration statement and prospectus	7	20	24
Trustees’ compensation	1	9	9
Auditing and legal	17	19	20
Custodian	50	75	76
Other	— †	1	1

Total fees and expenses before waivers/reimbursement	2,159	9,340	13,865
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	159	1,062	1,054
Miscellaneous fee reimbursement	8	—	—

Total waivers/reimbursement of fees and expenses	167	1,062	1,054

Total fees and expenses after waivers/reimbursement	1,992	8,278	12,811

Net investment income	5,418	34,077	39,329

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(3,516)	(37,878)	(4,444)
Affiliated issuers	(12,811)	16,399	19,951
Options written	—	—	—
Futures contracts	(8,790)	(43,903)	(46,392)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	113	743	557
Capital gain distributions received from affiliated issuers	2,476	89,386	77,368

	(22,528)	24,747	47,040

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(48)	(497)	693
Affiliated issuers	48,911	275,483	127,651
Options written	—	—	—
Futures contracts	(2,281)	(14,603)	(12,177)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—

	46,582	260,383	116,167

Net realized gain (loss) and unrealized appreciation (depreciation)	24,054	285,130	163,207

Net increase (decrease) in net assets resulting from operations	$29,472	$319,207	$202,536

*	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

302	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income (loss)	$69,987	$63,824	$13,170	$1,656	$172,421	$165,240
Net realized gain (loss)	229,855	553,121	110,112	25,952	1,075,677	1,854,075
Net unrealized appreciation (depreciation)	1,183,746	(2,976,944)	339,201	(1,292,504)	10,184,557	(15,238,596)

Net increase (decrease) in net assets resulting from operations	1,483,588	(2,359,999)	462,483	(1,264,896)	11,432,655	(13,219,281)

Distributions paid to shareholders	(620,422)	(892,563)	(48,426)	(1,091,116)	(2,137,413)	(5,140,514)
Net capital share transactions	(108,638)	597,636	(172,404)	721,994	(892,780)	3,850,397

Total increase (decrease) in net assets	754,528	(2,654,926)	241,653	(1,634,018)	8,402,462	(14,509,398)
Net assets:
Beginning of year	6,935,654	9,590,580	2,942,903	4,576,921	30,896,348	45,405,746

End of year	$7,690,182	$6,935,654	$3,184,556	$2,942,903	$39,298,810	$30,896,348

	International Fund		New World Fund		Washington Mutual Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income (loss)	$93,802	$132,306	$47,669	$44,512	$187,985	$197,559
Net realized gain (loss)	(166,257)	(377,954)	20,610	(3,390)	89,709	73,811
Net unrealized appreciation (depreciation)	1,106,146	(1,582,846)	413,836	(970,379)	1,300,455	(1,207,065)

Net increase (decrease) in net assets resulting from operations	1,033,691	(1,828,494)	482,115	(929,257)	1,578,149	(935,695)

Distributions paid to shareholders	(97,498)	(1,146,487)	(49,443)	(357,382)	(280,747)	(2,416,808)
Net capital share transactions	(476,762)	265,209	(138,169)	(77,021)	(454,761)	1,331,066

Total increase (decrease) in net assets	459,431	(2,709,772)	294,503	(1,363,660)	842,641	(2,021,437)
Net assets:
Beginning of year	6,719,581	9,429,353	3,083,784	4,447,444	9,443,700	11,465,137

End of year	$7,179,012	$6,719,581	$3,378,287	$3,083,784	$10,286,341	$9,443,700

Refer to the end of the statements of changes in net assets for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series	303

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income (loss)	$33,421	$40,174	$514,726	$505,414	$7,699	$9,759
Net realized gain (loss)	5,322	(82,728)	1,802,151	1,820,825	(10)	(25,298)
Net unrealized appreciation (depreciation)	302,180	(336,781)	5,849,685	(9,143,503)	38,198	(40,719)

Net increase (decrease) in net assets resulting from operations	340,923	(379,335)	8,166,562	(6,817,264)	45,887	(56,258)

Distributions paid to shareholders	(33,998)	(454,298)	(2,341,589)	(3,956,410)	(7,633)	(154,047)
Net capital share transactions	(170,988)	175,376	(1,355,964)	804,156	(10,671)	132,760

Total increase (decrease) in net assets	135,937	(658,257)	4,469,009	(9,969,518)	27,583	(77,545)
Net assets:
Beginning of year	1,725,398	2,383,655	32,982,967	42,952,485	300,997	378,542

End of year	$1,861,335	$1,725,398	$37,451,976	$32,982,967	$328,580	$300,997

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income (loss)	$40,324	$34,471	$579,492	$529,656	$9,009	$6,810
Net realized gain (loss)	242	(7,752)	1,163,038	911,950	(7,714)	40,249
Net unrealized appreciation (depreciation)	63,347	(109,594)	1,605,426	(5,491,758)	47,126	(113,780)

Net increase (decrease) in net assets resulting from operations	103,913	(82,875)	3,347,956	(4,050,152)	48,421	(66,721)

Distributions paid to shareholders	(34,911)	(31,988)	(1,526,238)	(3,253,724)	(50,940)	(2,232)
Net capital share transactions	43,201	109,402	(936,962)	1,398,530	23,523	(30,663)

Total increase (decrease) in net assets	112,203	(5,461)	884,756	(5,905,346)	21,004	(99,616)
Net assets:
Beginning of year	1,139,066	1,144,527	24,800,574	30,705,920	367,760	467,376

End of year	$1,251,269	$1,139,066	$25,685,330	$24,800,574	$388,764	$367,760

Refer to the end of the statements of changes in net assets for footnote.

Refer to the notes to financial statements.

304	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income (loss)	$426,022	$331,906	$46,485	$37,525	$57,760	$51,837
Net realized gain (loss)	(554,664)	(826,910)	(105,717)	(191,130)	(33,292)	(26,443)
Net unrealized appreciation (depreciation)	653,577	(1,048,389)	149,374	(188,581)	73,317	(118,693)

Net increase (decrease) in net assets resulting from operations	524,935	(1,543,393)	90,142	(342,186)	97,785	(93,299)

Distributions paid to shareholders	(382,616)	(462,954)	—	(30,830)	(58,266)	(67,772)
Net capital share transactions	644,513	(959,150)	(31,695)	(230,098)	2,772	(59,810)

Total increase (decrease) in net assets	786,832	(2,965,497)	58,447	(603,114)	42,291	(220,881)
Net assets:
Beginning of year	10,221,082	13,186,579	1,481,894	2,085,008	831,554	1,052,435

End of year	$11,007,914	$10,221,082	$1,540,341	$1,481,894	$873,845	$831,554

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income (loss)	$4,435	$1,712	$18,122	$4,946	$57,199	$45,209
Net realized gain (loss)	(3,678)	(8,753)	— *	— *	(96,180)	(136,848)
Net unrealized appreciation (depreciation)	3,010	(5,029)	(50)	(59)	81,462	(110,189)

Net increase (decrease) in net assets resulting from operations	3,767	(12,070)	18,072	4,887	42,481	(201,828)

Distributions paid to shareholders	(3,960)	(1,793)	(17,531)	(2,237)	(55,687)	(60,476)
Net capital share transactions	18,941	(231,492)	(60,048)	96,950	36,513	(402,273)

Total increase (decrease) in net assets	18,748	(245,355)	(59,507)	99,600	23,307	(664,577)
Net assets:
Beginning of year	89,043	334,398	432,261	332,661	1,500,722	2,165,299

End of year	$107,791	$89,043	$372,754	$432,261	$1,524,029	$1,500,722

Refer to the end of the statements of changes in net assets for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series	305

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,083	$1,038	$1,506	$1,885	$5,418	$5,383
Net realized gain (loss)	(30,059)	31,786	(17,554)	9,474	(22,528)	86,734
Net unrealized appreciation (depreciation)	129,616	(181,950)	23,557	(36,471)	46,582	(125,509)

Net increase (decrease) in net assets resulting from operations	101,640	(149,126)	7,509	(25,112)	29,472	(33,392)
Distributions paid to shareholders	(111,683)	(90,246)	(10,852)	(4,275)	(47,987)	(14,671)
Net capital share transactions	63,436	97,021	1,591	(6,014)	19,234	(1,502)

Total increase (decrease) in net assets	53,393	(142,351)	(1,752)	(35,401)	719	(49,565)
Net assets:
Beginning of year	454,242	596,593	125,934	161,335	323,472	373,037

End of year	$507,635	$454,242	$124,182	$125,934	$324,191	$323,472

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$34,077	$29,534	$39,329	$33,407
Net realized gain (loss)	24,747	246,288	47,040	232,971
Net unrealized appreciation (depreciation)	260,383	(718,267)	116,167	(652,457)

Net increase (decrease) in net assets resulting from operations	319,207	(442,445)	202,536	(386,079)

Distributions paid to shareholders	(297,374)	(99,803)	(287,115)	(138,964)
Net capital share transactions	63,979	(23,880)	(1,697)	(104,505)

Total increase (decrease) in net assets	85,812	(566,128)	(86,276)	(629,548)
Net assets:
Beginning of year	2,101,444	2,667,572	2,189,472	2,819,020

End of year	$2,187,256	$2,101,444	$2,103,196	$2,189,472

*	Amount less than one thousand.

Refer to the notes to financial statements.

306	American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds (“the funds”), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily exchange-traded options and futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

Global Small Capitalization Fund – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

International Fund – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America – To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund – To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Insurance Series  307

American Funds Mortgage Fund – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund– To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash – Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income – Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

308  American Funds Insurance Series

Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Insurance Series  309

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of December 31, 2023 (dollars in thousands):

310  American Funds Insurance Series

Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$1,419,560	$716,633	$—		$2,136,193
Health care	677,242	553,206	—		1,230,448
Consumer discretionary	692,051	451,489	—		1,143,540
Financials	395,032	461,732	—	*	856,764
Industrials	190,481	426,357	—		616,838
Consumer staples	246,873	133,308	—		380,181
Communication services	259,923	79,590	—		339,513
Materials	220,874	106,904	—		327,778
Energy	180,544	74,490	—	*	255,034
Utilities	15,330	—	—		15,330
Real estate	4,940	—	—		4,940
Preferred securities	—	103,626	—		103,626
Short-term securities	295,088	—	—		295,088

Total	$4,597,938	$3,107,335	$—	*	$7,705,273

*	Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$202,893	$480,073	$—	$682,966
Consumer discretionary	396,692	155,297	—	551,989
Information technology	304,784	200,995	991	506,770
Health care	330,649	161,010	—	491,659
Financials	109,152	211,218	—	320,370
Materials	45,145	113,681	—	158,826
Communication services	52,354	60,173	—	112,527
Real estate	42,927	68,801	—	111,728
Energy	32,978	23,384	—	56,362
Utilities	14,810	29,350	—	44,160
Consumer staples	17,479	13,221	—	30,700
Preferred securities	—	—	22,521	22,521
Rights & warrants	—	3,878	—	3,878
Short-term securities	120,135	—	—	120,135

Total	$1,669,998	$1,521,081	$23,512	$3,214,591

American Funds Insurance Series  311

Growth Fund
	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$7,847,400	$390,278	$4,303		$8,241,981
Communication services	7,074,099	—	—		7,074,099
Consumer discretionary	5,416,269	494,678	—		5,910,947
Health care	5,289,688	227,851	31,351		5,548,890
Industrials	4,144,154	290,562	2,674		4,437,390
Financials	2,931,955	47,675	—		2,979,630
Energy	1,638,573	—	—		1,638,573
Consumer staples	1,460,783	12,548	2,901		1,476,232
Materials	889,323	31,646	—		920,969
Utilities	266,939	—	—		266,939
Real estate	160,301	—	—		160,301
Preferred securities	—	—	114,310		114,310
Rights & warrants	—	—	—	*	—	*
Bonds, notes & other debt instruments	—	5,508	—		5,508
Short-term securities	607,976	—	—		607,976

Total	$37,727,460	$1,500,746	$155,539		$39,383,745

*	Amount less than one thousand.

International Fund
	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$26,764	$1,227,008	$—		$1,253,772
Information technology	423,363	605,671	5,140		1,034,174
Health care	19,298	843,587	—		862,885
Materials	211,640	633,237	—		844,877
Consumer discretionary	174,706	639,232	—		813,938
Financials	115,668	696,800	—		812,468
Energy	215,588	339,488	—		555,076
Communication services	—	340,975	—		340,975
Consumer staples	—	322,178	—		322,178
Utilities	—	89,318	—		89,318
Real estate	—	39,777	—		39,777
Preferred securities	—	44,635	470		45,105
Rights & warrants	—	—	—	*	—	*
Short-term securities	202,103	—	—		202,103

Total	$1,389,130	$5,821,906	$5,610		$7,216,646

*	Amount less than one thousand.

312  American Funds Insurance Series

New World Fund
	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$99,031	$418,226	$—	*	$517,257
Information technology	268,018	237,621	411		506,050
Industrials	109,530	321,304	—		430,834
Health care	152,605	247,392	—		399,997
Consumer discretionary	113,807	239,969	—		353,776
Materials	113,091	120,585	—	*	233,676
Communication services	90,913	132,924	1,985		225,822
Consumer staples	58,232	164,992	—	*	223,224
Energy	42,137	62,981	—	*	105,118
Real estate	18,133	48,519	—		66,652
Utilities	11,924	28,167	—		40,091
Preferred securities	3,123	12,433	6,905		22,461
Rights & warrants	—	1,838	—		1,838
Convertible bonds & notes	—	195	—		195
Bonds, notes & other debt instruments	—	133,350	—		133,350
Short-term securities	136,445	—	—		136,445

Total	$1,216,989	$2,170,496	$9,301		$3,396,786

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$244	$—	$—	$244
Unrealized appreciation on open forward currency contracts	—	100	—	100
Unrealized appreciation on bilateral interest rate swaps	—	95	—	95
Liabilities:
Unrealized depreciation on futures contracts	(265)	—	—	(265)
Unrealized depreciation on open forward currency contracts	—	(213)	—	(213)
Unrealized depreciation on centrally cleared interest rate swaps	—	—	—	—
Unrealized depreciation on bilateral interest rate swaps	—	—	—	—

Total	$(21)	$(18)	$—	$(39)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of December 31, 2023, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series  313

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$261,166	$118,220	$—		$379,386
Health care	189,214	84,072	—		273,286
Industrials	110,918	154,342	—		265,260
Financials	79,038	109,523	—	*	188,561
Consumer discretionary	99,626	77,085	—		176,711
Consumer staples	63,152	66,044	—		129,196
Materials	43,108	82,579	—		125,687
Communication services	62,943	38,583	—		101,526
Energy	76,856	22,891	—	*	99,747
Utilities	25,826	17,317	—		43,143
Real estate	4,930	2,268	—		7,198
Preferred securities	16	861	—		877
Convertible bonds & notes	—	1,731	—		1,731
Bonds, notes & other debt instruments	—	3,989	—		3,989
Short-term securities	51,376	16,456	—		67,832

Total	$1,068,169	$795,961	$—	*	$1,864,130

*	Amount less than one thousand.

Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,952,167	$499,308	$—	$8,451,475
Industrials	5,399,143	480,725	—	5,879,868
Health care	4,440,836	321,365	—	4,762,201
Financials	4,251,335	148,669	—	4,400,004
Communication services	3,335,977	—	—	3,335,977
Consumer discretionary	2,893,219	358,159	—	3,251,378
Consumer staples	1,622,254	366,801	—	1,989,055
Energy	1,259,751	—	—	1,259,751
Utilities	1,121,619	92,095	—	1,213,714
Materials	1,029,759	34,885	—	1,064,644
Real estate	374,474	—	—	374,474
Convertible stocks	23,528	—	—	23,528
Bonds, notes & other debt instruments	—	5,671	—	5,671
Short-term securities	1,534,598	—	—	1,534,598

Total	$35,238,660	$2,307,678	$—	$37,546,338

314  American Funds Insurance Series

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$3,728	$58,079	$—	*	$61,807
Industrials	5,793	40,513	—		46,306
Information technology	3,791	39,684	—		43,475
Consumer discretionary	3,302	29,633	—		32,935
Consumer staples	6,761	23,449	—		30,210
Health care	1,561	27,428	—		28,989
Communication services	2,190	18,917	—		21,107
Energy	6,302	12,381	—	*	18,683
Materials	7,353	10,788	—	*	18,141
Utilities	1,109	6,909	—		8,018
Real estate	1,795	4,562	—		6,357
Preferred securities	—	607	—		607
Bonds, notes & other debt instruments	—	1,075	—		1,075
Short-term securities	12,095	—	—		12,095

Total	$55,780	$274,025	$—	*	$329,805

*	Amount less than one thousand.

Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$93,718	$72,657	$—	*	$166,375
Health care	91,451	31,918	—		123,369
Information technology	93,893	23,107	—		117,000
Consumer staples	59,646	54,867	—		114,513
Industrials	58,513	45,922	—		104,435
Energy	54,906	22,411	—	*	77,317
Utilities	38,726	35,571	—		74,297
Real estate	49,660	10,684	—		60,344
Consumer discretionary	24,194	22,137	—		46,331
Communication services	18,060	21,250	—		39,310
Materials	16,710	15,476	—		32,186
Preferred securities	—	252	—		252
Convertible stocks	2,383	—	—		2,383
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	103,612	93		103,705
U.S. Treasury bonds & notes	—	71,494	—		71,494
Corporate bonds, notes & loans	—	23,053	—		23,053
Asset-backed obligations	—	9,837	—		9,837
Bonds & notes of governments & government agencies outside the U.S.	—	762	—		762
Municipals	—	236	—		236
Investment funds	34,970	—	—		34,970
Short-term securities	107,974	—	—		107,974

Total	$744,804	$565,246	$93		$1,310,143

Refer to the end of the tables for footnotes.

American Funds Insurance Series  315

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,456	$—	$—	$2,456
Unrealized appreciation on centrally cleared interest rate swaps	—	231	—	231
Unrealized appreciation on centrally cleared credit default swaps	—	380	—	380
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(177)	—	(177)

Total	$2,456	$434	$—	$2,890

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$3,515,544	$—	$—		$3,515,544
Health care	2,397,867	158,242	19,334		2,575,443
Financials	2,089,525	62,212	—	*	2,151,737
Industrials	1,678,103	138,019	—		1,816,122
Consumer discretionary	1,551,941	253,193	1,572		1,806,706
Communication services	1,423,988	—	—		1,423,988
Consumer staples	973,600	91,237	—		1,064,837
Materials	1,005,995	—	2,890		1,008,885
Energy	874,319	—	1,554		875,873
Real estate	155,278	—	—		155,278
Utilities	30,873	—	—		30,873
Preferred securities	—	—	697		697
Rights & warrants	—	—	—	*	—	*
Convertible stocks	—	—	43,608		43,608
Convertible bonds & notes	—	2,140	—		2,140
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,369,309	—		2,369,309
U.S. Treasury bonds & notes	—	1,992,422	—		1,992,422
Corporate bonds, notes & loans	—	1,694,239	3,204		1,697,443
Asset-backed obligations	—	526,187	5,930		532,117
Bonds & notes of governments & government agencies outside the U.S.	—	41,792	—		41,792
Municipals	—	36,842	—		36,842
Investment funds	1,406,015	—	—		1,406,015
Short-term securities	2,418,376	—	—		2,418,376

Total	$19,521,424	$7,365,834	$78,789		$26,966,047

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37,187	$—	$—	$37,187
Unrealized appreciation on centrally cleared interest rate swaps	—	1,160	—	1,160
Unrealized appreciation on centrally cleared credit default swaps	—	96	—	96
Liabilities:
Unrealized depreciation on futures contracts	(30,011)	—	—	(30,011)
Unrealized depreciation on centrally cleared interest rate swaps	—	(20)	—	(20)

Total	$7,176	$1,236	$—	$8,412

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

316  American Funds Insurance Series

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$39,511	$5,432	$—	$44,943
Health care	21,748	14,115	—	35,863
Industrials	21,116	11,530	—	32,646
Financials	8,193	22,527	—	30,720
Consumer staples	4,213	17,618	—	21,831
Materials	11,573	6,194	—	17,767
Energy	10,137	4,247	—	14,384
Communication services	12,176	1,315	—	13,491
Consumer discretionary	6,977	5,582	—	12,559
Utilities	6,407	4,230	—	10,637
Real estate	1,476	3,293	—	4,769
Preferred securities	50	372	—	422
Convertible stocks	1,041	—	—	1,041
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	57,321	—	57,321
Mortgage-backed obligations	—	21,280	—	21,280
U.S. Treasury bonds & notes	—	21,269	—	21,269
Corporate bonds, notes & loans	—	19,451	—	19,451
Asset-backed obligations	—	937	—	937
Federal agency bonds & notes	—	265	—	265
Municipals	—	136	—	136
Investment funds	8,341	—	—	8,341
Short-term securities	13,936	20,414	—	34,350

Total	$166,895	$237,528	$—	$404,423

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$546	$—	$—	$546
Unrealized appreciation on open forward currency contracts	—	672	—	672
Unrealized appreciation on centrally cleared interest rate swaps	—	241	—	241
Unrealized appreciation on centrally cleared credit default swaps	—	11	—	11
Liabilities:
Unrealized depreciation on futures contracts	(199)	—	—	(199)
Unrealized depreciation on open forward currency contracts	—	(354)	—	(354)
Unrealized depreciation on centrally cleared interest rate swaps	—	(322)	—	(322)
Unrealized depreciation on centrally cleared credit default swaps	—	(1)	—	(1)

Total	$347	$247	$—	$594

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series  317

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,446,229	$1,561	$4,447,790
Corporate bonds, notes & loans	—	3,489,598	—	3,489,598
U.S. Treasury bonds & notes	—	1,822,067	—	1,822,067
Asset-backed obligations	—	542,646	9,749	552,395
Municipals	—	156,667	—	156,667
Bonds & notes of governments & government agencies outside the U.S.	—	105,447	—	105,447
Federal agency bonds & notes	—	11,385	—	11,385
Common stocks	—	15	—	15
Short-term securities	2,168,331	—	—	2,168,331

Total	$2,168,331	$10,574,054	$11,310	$12,753,695

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$109,286	$—	$—	$109,286
Unrealized appreciation on open forward currency contracts	—	35	—	35
Unrealized appreciation on centrally cleared interest rate swaps	—	2,718	—	2,718
Liabilities:
Unrealized depreciation on futures contracts	(51,016)	—	—	(51,016)
Unrealized depreciation on open forward currency contracts	—	(931)	—	(931)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,363)	—	(2,363)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,469)	—	(1,469)

Total	$58,270	$(2,010)	$—	$56,260

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

318  American Funds Insurance Series

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$339,133	$—	$339,133
Japanese yen	—	100,706	—	100,706
British pounds	—	71,115	—	71,115
Chinese yuan renminbi	—	58,184	—	58,184
Brazilian reais	—	41,843	—	41,843
Mexican pesos	—	36,400	—	36,400
Canadian dollars	—	33,369	—	33,369
South Korean won	—	29,760	—	29,760
Australian dollars	—	27,993	—	27,993
Indonesian rupiah	—	22,928	—	22,928
South African rand	—	9,087	—	9,087
Danish kroner	—	6,608	—	6,608
New Zealand dollars	—	6,559	—	6,559
Malaysian ringgits	—	2,207	—	2,207
Chilean pesos	—	2,001	—	2,001
Colombian pesos	—	1,609	—	1,609
Indian rupees	—	1,116	—	1,116
Polish zloty	—	1,112	—	1,112
Romanian leu	—	1,094	—	1,094
Norwegian kroner	—	598	—	598
Ukrainian hryvnia	—	125	—	125
U.S. dollars	—	629,673	200	629,873
Convertible bonds & notes	—	1,173	—	1,173
Preferred securities	—	—	74	74
Common stocks	258	—	469	727
Investment funds	52,692	—	—	52,692
Short-term securities	177,300	23,247	—	200,547

Total	$230,250	$1,447,640	$743	$1,678,633

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,176	$—	$—	$8,176
Unrealized appreciation on open forward currency contracts	—	9,188	—	9,188
Unrealized appreciation on centrally cleared interest rate swaps	—	2,958	—	2,958
Unrealized appreciation on bilateral interest rate swaps	—	278	—	278
Unrealized appreciation on centrally cleared credit default swaps	—	518	—	518
Liabilities:
Unrealized depreciation on futures contracts	(2,274)	—	—	(2,274)
Unrealized depreciation on open forward currency contracts	—	(5,355)	—	(5,355)
Unrealized depreciation on centrally cleared interest rate swaps	—	(4,121)	—	(4,121)

Total	$5,902	$3,466	$—	$9,368

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series  319

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$768,810	$4,283	$773,093
U.S. Treasury bonds & notes	—	2,706	—	2,706
Mortgage-backed obligations	—	—	661	661
Bonds & notes of governments & government agencies outside the U.S.	—	290	—	290
Convertible bonds & notes	—	495	—	495
Common stocks	20,584	1,471	30,523	52,578
Preferred securities	—	1,363	1,582	2,945
Rights & warrants	—	217	—	217
Short-term securities	27,114	—	—	27,114

Total	$47,698	$775,352	$37,049	$860,099

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$114	$—	$—	$114
Unrealized appreciation on centrally cleared credit default swaps	—	20	—	20
Liabilities:
Unrealized depreciation on futures contracts	(105)	—	—	(105)

Total	$9	$20	$—	$29

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2023 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2023	Level 3[2]	Purchases	Sales	loss[3]	appreciation[3]	Level 3[2]	12/31/2023
Investment securities	$34,480	$457	$13,803	$(5,838)	$(7,424)	$6,257	$(4,686)	$37,049
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2023								$(2,129)

[2]

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

320  American Funds Insurance Series

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Estimated	Expected proceeds	Not applicable	Not applicable	Not applicable
		recovery value	Discount for uncertainty	5%	5%	Decrease
			Transaction price	Not applicable	Not applicable	Not applicable
		Transaction	Net adjustment (decrease) based
Bonds, notes & other debt instruments	$4,944		on movement of market	5%	5%	Decrease
			comparables
		Expected	Expected proceeds	Not applicable	Not applicable	Not applicable
		proceeds
		Yield Analysis	Yield	10.1%	10.1%	Decrease
			Expected proceeds	Not applicable	Not applicable	Not applicable
		Estimated	Discount for uncertainty	20%	20%	Decrease
		recovery value
			Vendor price	Not applicable	Not applicable	Not applicable
			EV/EBITDA multiple	5.7x - 8.0x	6.8x	Increase
Common stocks	30,523	Market comparable companies	Discount to EV/EBITDA multiple	11%	11%	Decrease
			EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
			Price/Book Value multiple	0.6x	0.6x	Increase
			DLOM	13% - 17%	15%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Market	EV/EBITDA multiple	4.0x	4.0x	Increase
Preferred securities	1,582	comparable
		companies	DLOM	15%	15%	Decrease

Total	$37,049

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$98,703	$—	$98,703
U.S. Treasury bonds & notes	—	2,037	—	2,037
Asset-backed obligations	—	1,583	—	1,583
Short-term securities	—	23,333	—	23,333

Total	$—	$125,656	$—	$125,656

American Funds Insurance Series  321

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,564	$—	$—	$1,564
Unrealized appreciation on centrally cleared interest rate swaps	—	12	—	12
Liabilities:
Unrealized depreciation on futures contracts	(564)	—	—	(564)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2)	—	(2)

Total	$1,000	$10	$—	$1,010

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of December 31, 2023, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$979,319	$—	$979,319
U.S. Treasury bonds & notes	—	401,532	—	401,532
Federal agency bonds & notes	—	77,297	—	77,297
Short-term securities	—	247,092	—	247,092
Options purchased on futures (equity style)	577	—	—	577

Total	$577	$1,705,240	$—	$1,705,817

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$28,108	$—	$—	$28,108
Unrealized appreciation on centrally cleared interest rate swaps	—	18,404	—	18,404
Liabilities:
Value of options written	(824)	—	—	(824)
Unrealized depreciation on futures contracts	(9,290)	—	—	(9,290)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,351)	—	(3,351)

Total	$17,994	$15,053	$—	$33,047

*	Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of December 31, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets
Growth funds	$105,419	$—	$—	$105,419
Fixed income funds	12,408	—	—	12,408
Short-term securities	6,067	—	—	6,067
Options purchased (equity style)	299	25	—	324

Total	$124,193	$25	$—	$124,218

322  American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$26	$—	$—	$26
Liabilities:
Unrealized depreciation on futures contracts	(65)	—	—	(65)

Total	$(39)	$—	$—	$(39)

*	Futures contracts are not included in the fund’s investment portfolio.

Managed Risk Washington Mutual Investors Fund

As of December 31, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of December 31, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of December 31, 2023, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

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Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

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Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency – The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

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Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds – The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

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Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

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Short positions – The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification risk – As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

	Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$19,320	$—	$21,524	$—
Global Small Capitalization Fund	30,423	8,535	23,751	7,682
Growth Fund	21,365	21,892	—	19,703
International Fund	82	86	—	77
New World Fund	1,705	1,117	656	1,005
Washington Mutual Investors Fund	10,510	10,881	—	9,793
Capital World Growth and Income Fund	7,091	7,147	501	6,432
Growth-Income Fund	110,228	115,333	—	103,800
International Growth and Income Fund	2,296	2,250	225	2,025
Capital Income Builder	17,090	17,994	—	16,195
Asset Allocation Fund	24,156	25,242	—	22,718
American Funds Global Balanced Fund	1,039	1,069	—	962

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Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments – Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2023, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $1,303,000, $31,000 and $1,032,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.12% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $3,000, less than $1,000 and $4,000, respectively, is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized depreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Option contracts – Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

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The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. For purchased options, the net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments in unaffiliated issuers in each fund’s statement of operations, and from futures style options are recorded in options purchased (futures style) in each fund’s statement of operations. For written options, the net realized gains or losses and net unrealized appreciation or depreciation are recorded in options written in each fund’s statement of operations.

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:

Options on equity indexes – As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

Options on futures – One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

330  American Funds Insurance Series

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts – Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps – Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Insurance Series  331

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options on futures	Options on equity indexes	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$28,095	$15,017	$4,663	2,230	[1]
Capital Income Builder	Not applicable	Not applicable	108,346	Not applicable	46,969	6,193
Asset Allocation Fund	Not applicable	Not applicable	3,357,201	Not applicable	396,718	28,501
Global Balanced Fund	Not applicable	Not applicable	40,168	36,810	30,526	1,936
The Bond Fund of America	Not applicable	Not applicable	6,797,857	94,777	797,750	126,431
Capital World Bond Fund	Not applicable	Not applicable	597,982	530,575	315,943	68,094
American High-Income Trust	Not applicable	Not applicable	10,724	Not applicable	Not applicable	11,361
American Funds Mortgage Fund	Not applicable	Not applicable	76,325	Not applicable	6,633	Not applicable
U.S. Government Securities Fund	$140,800	Not applicable	2,329,186	Not applicable	761,456	Not applicable
Managed Risk Growth Fund	Not applicable	382,855	81,657	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	81,835	8,782	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual
Investors Fund	Not applicable	314,374	16,284	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	Not applicable	3,388,886	163,141	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	333,293	115,565	Not applicable	Not applicable	Not applicable

[1]	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2023 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$244	Unrealized depreciation[2]	$265
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	100	Unrealized depreciation on open forward currency contracts	213
Forward currency	Currency	Receivables for closed forward currency contracts	18	Payables for closed forward currency contracts	114
Swap (bilateral)	Interest	Bilateral swaps, at value	95	Bilateral swaps, at value	—

			$457		$592

Refer to the end of the tables for footnotes.

332  American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$461	Net unrealized depreciation on futures contracts	$(114)
Forward currency	Currency	Net realized loss on forward currency contracts	(182)	Net unrealized depreciation on forward currency contracts	(63)
Swap	Interest	Net realized gain on swap contracts	95	Net unrealized appreciation on swap contracts	95
Swap	Credit	Net realized loss on swap contracts	(3)	Net unrealized depreciation on swap contracts	(2)

			$371		$(84)

International Growth and Income Fund
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$2	Net unrealized depreciation on forward currency contracts	$(5)

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$2,456	Unrealized depreciation[2]	$—
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	231	Unrealized depreciation[2]	177
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	380	Unrealized depreciation[2]	—

			$3,067		$177

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(4,166)	Net unrealized appreciation on futures contracts	$2,535
Swap	Interest	Net realized gain on swap contracts	1,408	Net unrealized depreciation on swap contracts	(1,466)
Swap	Credit	Net realized gain on swap contracts	164	Net unrealized appreciation on swap contracts	427

			$(2,594)		$1,496

Refer to the end of the tables for footnotes.

American Funds Insurance Series  333

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$37,187	Unrealized depreciation[2]	$30,011
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,160	Unrealized depreciation[2]	20
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	96	Unrealized depreciation[2]	—

			$38,443		$30,031

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(72,113)	Net unrealized appreciation on futures contracts	$8,342
Swap	Interest	Net realized loss on swap contracts	(3,172)	Net unrealized appreciation on swap contracts	1,140
Swap	Credit	Net realized loss on swap contracts	(2,612)	Net unrealized appreciation on swap contracts	1,719

			$(77,897)		$11,201

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$546	Unrealized depreciation[2]	$199
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	672	Unrealized depreciation on open forward currency contracts	354
Forward currency	Currency	Receivables for closed forward currency contracts	27	Payables for closed forward currency contracts	174
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	241	Unrealized depreciation[2]	322
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	11	Unrealized depreciation[2]	1

			$1,497		$1,050

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(107)	Net unrealized appreciation on futures contracts	$720
Forward currency	Currency	Net realized loss on forward currency contracts	(1,387)	Net unrealized depreciation on forward currency contracts	(218)
Swap	Interest	Net realized loss on swap contracts	(992)	Net unrealized appreciation on swap contracts	935
Swap	Credit	Net realized loss on swap contracts	(49)	Net unrealized appreciation on swap contracts	3

			$(2,535)		$1,440

Refer to the end of the tables for footnotes.

334  American Funds Insurance Series

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$109,286	Unrealized depreciation[2]	$51,016
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	35	Unrealized depreciation on open forward currency contracts	931
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	2,718	Unrealized depreciation[2]	2,363
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	—	Unrealized depreciation[2]	1,469

			$112,039		$55,779

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(169,252)	Net unrealized appreciation on futures contracts	$65,223
Forward currency	Currency	Net realized gain on forward currency contracts	1,833	Net unrealized depreciation on forward currency contracts	(4,543)
Swap	Interest	Net realized gain on swap contracts	9,818	Net unrealized depreciation on swap contracts	(8,721)
Swap	Credit	Net realized loss on swap contracts	(15,513)	Net unrealized appreciation on swap contracts	5,540

			$(173,114)		$57,499

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$8,176	Unrealized depreciation[2]	$2,274
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	9,188	Unrealized depreciation on open forward currency contracts	5,355
Forward currency	Currency	Receivables for closed forward currency contracts	213	Payables for closed forward currency contracts	1,748
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	2,958	Unrealized depreciation[2]	4,121
Swap (bilateral)	Interest	Bilateral swaps, at value	278	Bilateral swaps, at value	—
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	518	Unrealized depreciation[2]	—

			$21,331		$13,498

Refer to the end of the tables for footnotes.

American Funds Insurance Series  335

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,487)	Net unrealized appreciation on futures contracts	$9,889
Forward currency	Currency	Net realized loss on forward currency contracts	(19,300)	Net unrealized depreciation on forward currency contracts	(720)
Swap	Interest	Net realized loss on swap contracts	(9,887)	Net unrealized appreciation on swap contracts	10,081
Swap	Credit	Net realized gain on swap contracts	1,317	Net unrealized appreciation on swap contracts	51

			$(31,357)		$19,301

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$114	Unrealized depreciation[2]	$105
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	20	Unrealized depreciation[2]	—

			$134		$105

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$105	Net unrealized appreciation on futures contracts	$97
Swap	Credit	Net realized loss on swap contracts	(813)	Net unrealized appreciation on swap contracts	174
			$(708)		$271

American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$1,564	Unrealized depreciation[2]	$564
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	12	Unrealized depreciation[2]	2

			$1,576		$566

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,723)	Net unrealized appreciation on futures contracts	$1,075
Swap	Interest	Net realized gain on swap contracts	802	Net unrealized depreciation on swap contracts	(780)

			$(921)		$295

Refer to the end of the tables for footnotes.

336  American Funds Insurance Series

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities from unaffiliated issuers	$577	Investment securities from unaffiliated issuers	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	824
Futures	Interest	Unrealized appreciation[2]	28,108	Unrealized depreciation[2]	9,290
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	18,404	Unrealized depreciation[2]	3,351

			$47,089		$13,465

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain on investments in unaffiliated issuers	$46	Net unrealized appreciation on investments in unaffiliated issuers	$256
Options written	Interest	Net realized gain on options written	19	Net unrealized depreciation on options written	(343)
Futures	Interest	Net realized loss on futures contracts	(42,489)	Net unrealized appreciation on futures contracts	21,994
Swap	Interest	Net realized loss on swap contracts	(4,725)	Net unrealized appreciation on swap contracts	6,257

			$(47,149)		$28,164

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$968	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	390	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	91	Unrealized depreciation[2]	—

			1,449		—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,861)	Net unrealized depreciation on investments in unaffiliated issuers	$(326)
Futures	Currency	Net realized loss on futures contracts	(246)	Net realized appreciation on futures contracts	14
Futures	Equity	Net realized loss on futures contracts	(19,054)	Net realized depreciation on futures contracts	(7,156)
Futures	Interest	Net realized loss on futures contracts	(4,142)	Net realized appreciation on futures contracts	138

			(27,303)		(7,330)

Refer to the end of the tables for footnotes.

American Funds Insurance Series  337

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$324	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	—	Unrealized depreciation[2]	65
Futures	Interest	Unrealized appreciation[2]	26	Unrealized depreciation[2]	—

			$350		$65

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,109)	Net unrealized appreciation on investments in unaffiliated issuers	$40
Futures	Equity	Net realized loss on futures contracts	(6,136)	Net realized depreciation on futures contracts	(1,089)
Futures	Interest	Net realized loss on futures contracts	(732)	Net realized appreciation on futures contracts	39

			$(7,977)		$(1,010)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$482	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	256	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	65	Unrealized depreciation[2]	—

			$803		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,516)	Net unrealized depreciation on investments in unaffiliated issuers	$(48)
Futures	Currency	Net realized loss on futures contracts	(106)	Net realized depreciation on futures contracts	(63)
Futures	Equity	Net realized loss on futures contracts	(7,724)	Net realized depreciation on futures contracts	(2,364)
Futures	Interest	Net realized loss on futures contracts	(960)	Net realized appreciation on futures contracts	146

			$(12,306)		$(2,329)

Refer to the end of the tables for footnotes.

338  American Funds Insurance Series

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$4,657	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	1,908	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	140	Unrealized depreciation[2]	—

			$6,705		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(37,878)	Net unrealized depreciation on investments in unaffiliated issuers	$(497)
Futures	Currency	Net realized loss on futures contracts	(1,110)	Net realized depreciation on futures contracts	(359)
Futures	Equity	Net realized loss on futures contracts	(38,266)	Net realized depreciation on futures contracts	(14,561)
Futures	Interest	Net realized loss on futures contracts	(4,527)	Net realized appreciation on futures contracts	317

			$(81,771)		$(15,100)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$693	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	392	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	1,013	Unrealized depreciation[2]	—

			$2,098		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(4,444)	Net unrealized appreciation on investments in unaffiliated issuers	$693
Futures	Currency	Net realized loss on futures contracts	(765)	Net realized depreciation on futures contracts	(149)
Futures	Equity	Net realized loss on futures contracts	(40,978)	Net realized depreciation on futures contracts	(13,203)
Futures	Interest	Net realized loss on futures contracts	(4,649)	Net realized appreciation on futures contracts	1,175

			$(50,836)		$(11,484)

[2]

Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[3]	Includes options purchased as reported in each fund’s investment portfolio.

339  American Funds Insurance Series

Collateral – Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The tables on the following pages present each fund’s forward currency contracts and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2023, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$59	$—	$—	$—	$59
Barclays Bank PLC	53	(2)	—	—	51
Citibank	52	(52)	—	—	—
JPMorgan Chase	40	—	—	—	40
Morgan Stanley	8	(8)	—	—	—
Standard Chartered Bank	1	—	—	—	1

Total	$213	$(62)	$—	$—	$151

Liabilities:
Barclays Bank PLC	$2	$(2)	$—	$—	$—
Citibank	165	(52)	—	—	113
Goldman Sachs	28	—	—	—	28
HSBC Bank	82	—	—	—	82
Morgan Stanley	50	(8)	—	—	42

Total	$327	$(62)	$—	$—	$265

Refer to the end of the tables for footnote.

340  American Funds Insurance Series

American Funds Global Balanced Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$29	$(11)	$—	$—	$18
Bank of New York Mellon	1	—	—	—	1
BNP Paribas	11	(11)	—	—	—
Citibank	42	(42)	—	—	—
Goldman Sachs	78	(9)	—	—	69
HSBC Bank	335	(161)	(174)	—	—
JPMorgan Chase	2	(2)	—	—	—
Morgan Stanley	188	(2)	—	—	186
Standard Chartered Bank	3	(3)	—	—	—
UBS AG	10	(10)	—	—	—

Total	$699	$(251)	$(174)	$—	$274

Liabilities:
Bank of America	$11	$(11)	$—	$—	$—
BNP Paribas	23	(11)	—	—	12
Citibank	189	(42)	—	—	147
Goldman Sachs	9	(9)	—	—	—
HSBC Bank	161	(161)	—	—	—
JPMorgan Chase	97	(2)	—	—	95
Morgan Stanley	2	(2)	—	—	—
Standard Chartered Bank	23	(3)	—	—	20
UBS AG	13	(10)	—	—	3

Total	$528	$(251)	$—	$—	$277

The Bond Fund of America

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Morgan Stanley	$35	$(35)	$—	$—	$—
Liabilities:
Bank of America	$572	$—	$(572)	$—	$—
Citibank	285	—	(261)	—	24
Morgan Stanley	74	(35)	—	—	39

Total	$931	$(35)	$(833)	$—	$63

Refer to the end of the tables for footnote.

American Funds Insurance Series  341

Capital World Bond Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$345	$(95)	$(250)	$—	$—
BNP Paribas	271	(271)	—	—	—
Citibank	895	(895)	—	—	—
Goldman Sachs	841	(530)	—	(310)	1
HSBC Bank	5,543	(2,311)	—	(3,230)	2
JPMorgan Chase	53	(53)	—	—	—
Morgan Stanley	1,377	(142)	—	(740)	495
Standard Chartered Bank	204	(204)	—	—	—
UBS AG	150	(150)	—	—	—

Total	$9,679	$(4,651)	$(250)	$(4,280)	$498

Liabilities:
Bank of America	$95	$(95)	$—	$—	$—
Bank of New York Mellon	9	—	—	—	9
BNP Paribas	665	(271)	(394)	—	—
Citibank	2,151	(895)	(1,256)	—	—
Goldman Sachs	530	(530)	—	—	—
HSBC Bank	2,311	(2,311)	—	—	—
JPMorgan Chase	746	(53)	(520)	—	173
Morgan Stanley	142	(142)	—	—	—
Standard Chartered Bank	259	(204)	—	—	55
UBS AG	195	(150)	—	—	45

Total	$7,103	$(4,651)	$(2,170)	$—	$282

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

342  American Funds Insurance Series

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2023, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$695	$23	$144
Growth Fund	386	3	16
International Fund	11,142	52	649
New World Fund	269	3	—
Capital World Growth and Income Fund	212	6	12
Growth-Income Fund	266	15	14
International Growth and Income Fund	397	2	25
Asset Allocation Fund	313	2	18
American Funds Global Balanced Fund	8	—	—	*

*	Amount less than one thousand.

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund as of December 31, 2023, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$49,194	$64,690	$95,057	$16,271	$12,831	$41,555
Undistributed long-term capital gains	226,821	72,052	977,737	—	15,882	87,738
Capital loss carryforward*	—	—	—	(540,672)	—	—

Gross unrealized appreciation on investments	3,208,984	843,921	19,851,835	2,080,435	1,058,231	3,148,891
Gross unrealized depreciation on investments	(212,187)	(185,767)	(852,697)	(335,527)	(130,381)	(162,104)
Net unrealized appreciation (depreciation) on investments	2,996,797	658,154	18,999,138	1,744,908	927,850	2,986,787

Cost of investments	4,708,476	2,556,437	20,384,607	5,471,738	2,468,897	7,294,291

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	(2)	13	—	—	—

Refer to the end of the tables for footnote.

American Funds Insurance Series  343

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Undistributed ordinary income	$7,472	$158,609	$1,604	$16,757	$128,322	$1,794
Undistributed long-term capital gains	—	1,734,565	—	—	1,145,873	—
Capital loss carryforward*	(69,742)	—	(23,775)	(25,818)	—	(3,502)
Capital loss carryforward utilized	2,434	—	53	2,422	—	—

Gross unrealized appreciation on investments	626,444	16,595,947	62,303	223,042	6,602,025	64,172
Gross unrealized depreciation on investments	(63,664)	(497,248)	(23,030)	(37,893)	(833,010)	(13,761)
Net unrealized appreciation (depreciation) on investments	562,780	16,098,699	39,273	185,149	5,769,015	50,411

Cost of investments	1,301,350	21,447,639	290,532	1,127,909	21,205,158	354,511

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	(1)	—	(11)	(2)	1

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Undistributed ordinary income	$75,445	$2,620	$9,868	$855	$3,298	$11,745
Capital loss carryforward*	(1,359,397)	(186,363)	(331,897)	(11,994)	(1)	(254,504)

Gross unrealized appreciation on investments	241,914	53,290	43,905	2,347	10	46,896
Gross unrealized depreciation on investments	(439,016)	(99,954)	(53,417)	(2,237)	(117)	(59,327)
Net unrealized appreciation (depreciation) on investments	(197,102)	(46,664)	(9,512)	110	(107)	(12,431)

Cost of investments	13,008,643	1,732,535	870,393	126,556	386,032	1,751,296

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	(36)	1	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$2,419	$1,560	$5,147	$30,091	$36,425
Undistributed long-term capital gains	—	—	—	28,787	28,917
Capital loss carryforward*	(12,281)	(13,949)	(17,511)	—	—

Gross unrealized appreciation on investments	85,072	11,102	23,676	182,631	38,432
Gross unrealized depreciation on investments	(102,768)	(24,997)	(27,806)	(84,152)	(32,809)
Net unrealized appreciation (depreciation) on investments	(17,696)	(13,895)	(4,130)	98,479	5,623

Cost of investments	525,518	138,074	328,476	2,089,128	2,099,330

*

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

344  American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$36,245	$238,315	$274,560	$39,498	$361,119	$400,617
Class 1A	148	1,195	1,343	141	1,617	1,758
Class 2	30,048	259,863	289,911	32,689	386,947	419,636
Class 4	4,681	49,927	54,608	4,312	66,240	70,552

Total	$71,122	$549,300	$620,422	$76,640	$815,923	$892,563

Global Small Capitalization Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,595	$11,794	$16,389	$47,544	$285,173	$332,717
Class 1A	12	59	71	209	1,252	1,461
Class 2	4,713	23,554	28,267	94,748	568,298	663,046
Class 4	76	3,623	3,699	13,417	80,475	93,892

Total	$9,396	$39,030	$48,426	$155,918	$935,198	$1,091,116

Growth Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$93,186	$861,352	$954,538	$319,915	$1,912,725	$2,232,640
Class 1A	926	13,243	14,169	3,677	23,411	27,088
Class 2	58,531	924,799	983,330	311,929	2,152,577	2,464,506
Class 3	883	11,837	12,720	4,207	28,163	32,370
Class 4	5,132	167,524	172,656	43,665	340,245	383,910

Total	$158,658	$1,978,755	$2,137,413	$683,393	$4,457,121	$5,140,514

International Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$50,154	$—	$50,154	$94,903	$448,918	$543,821
Class 1A	150	—	150	281	1,398	1,679
Class 2	42,608	—	42,608	86,539	450,228	536,767
Class 3	219	—	219	431	2,195	2,626
Class 4	4,367	—	4,367	9,244	52,350	61,594

Total	$97,498	$—	$97,498	$191,398	$955,089	$1,146,487

American Funds Insurance Series  345

New World Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$28,772	$—	$28,772	$60,201	$129,123	$189,324
Class 1A	146	—	146	317	724	1,041
Class 2	11,303	—	11,303	26,575	61,661	88,236
Class 4	9,222	—	9,222	22,718	56,063	78,781

Total	$49,443	$—	$49,443	$109,811	$247,571	$357,382

Washington Mutual Investors Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$118,356	$52,370	$170,726	$351,097	$1,068,126	$1,419,223
Class 1A	338	194	532	3,359	10,665	14,024
Class 2	51,574	26,108	77,682	173,751	551,636	725,387
Class 4	20,772	11,035	31,807	61,406	196,768	258,174

Total	$191,040	$89,707	$280,747	$589,613	$1,827,195	$2,416,808

Capital World Growth and Income Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,646	$—	$11,646	$32,166	$109,599	$141,765
Class 1A	125	—	125	337	1,188	1,525
Class 2	18,495	—	18,495	57,060	205,827	262,887
Class 4	3,732	—	3,732	10,246	37,875	48,121

Total	$33,998	$—	$33,998	$99,809	$354,489	$454,298

Growth-Income Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$327,645	$1,077,919	$1,405,564	$597,601	$1,754,172	$2,351,773
Class 1A	440	1,649	2,089	784	2,464	3,248
Class 2	164,035	642,837	806,872	328,556	1,071,265	1,399,821
Class 3	1,848	6,857	8,705	3,597	11,428	15,025
Class 4	22,003	96,356	118,359	41,526	145,017	186,543

Total	$515,971	$1,825,618	$2,341,589	$972,064	$2,984,346	$3,956,410

International Growth and Income Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$394	$—	$394	$397	$6,104	$6,501
Class 1A	151	—	151	147	2,108	2,255
Class 2	3,949	—	3,949	4,951	81,276	86,227
Class 4	3,139	—	3,139	3,387	55,677	59,064

Total	$7,633	$—	$7,633	$8,882	$145,165	$154,047

346  American Funds Insurance Series

Capital Income Builder
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$19,561	$—	$19,561	$17,636	$—	$17,636
Class 1A	290	—	290	270	—	270
Class 2	410	—	410	354	—	354
Class 4	14,650	—	14,650	13,728	—	13,728

Total	$34,911	$—	$34,911	$31,988	$—	$31,988

Asset Allocation Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$364,001	$578,217	$942,218	$476,426	$1,525,081	$2,001,507
Class 1A	663	1,038	1,701	708	2,098	2,806
Class 2	91,196	163,182	254,378	124,332	440,697	565,029
Class 3	644	1,097	1,741	845	2,914	3,759
Class 4	111,055	215,145	326,200	142,374	538,249	680,623

Total	$567,559	$958,679	$1,526,238	$744,685	$2,509,039	$3,253,724

American Funds Global Balanced Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,780	$11,386	$13,166	$72	$498	$570
Class 1A	43	310	353	2	13	15
Class 2	2,558	18,886	21,444	123	850	973
Class 4	1,750	14,227	15,977	85	589	674

Total	$6,131	$44,809	$50,940	$282	$1,950	$2,232

The Bond Fund of America
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$246,119	$—	$246,119	$235,158	$60,668	$295,826
Class 1A	8,577	—	8,577	7,470	1,700	9,170
Class 2	97,823	—	97,823	98,333	27,763	126,096
Class 4	30,097	—	30,097	24,749	7,113	31,862

Total	$382,616	$—	$382,616	$365,710	$97,244	$462,954

Capital World Bond Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$2,151	$11,752	$13,903
Class 1A	—	—	—	3	20	23
Class 2	—	—	—	2,087	13,752	15,839
Class 4	—	—	—	120	945	1,065

Total	$—	$—	$—	$4,361	$26,469	$30,830

American Funds Insurance Series  347

American High-Income Trust
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$15,308	$—	$15,308	$18,444		$—	$18,444
Class 1A	171	—	171	100		—	100
Class 2	36,274	—	36,274	42,707		—	42,707
Class 3	556	—	556	694		—	694
Class 4	5,957	—	5,957	5,827		—	5,827

Total	$58,266	$—	$58,266	$67,772		$—	$67,772

American Funds Mortgage Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$656	$—	$656	$15		$—	$15
Class 1A	71	—	71	37		—	37
Class 2	1,633	—	1,633	995		—	995
Class 4	1,600	—	1,600	746		—	746

Total	$3,960	$—	$3,960	$1,793		$—	$1,793

Ultra-Short Bond Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$1,981	$—	$1,981	$348		$—	$348
Class 1A	5	—	5	—	†	—	—	†
Class 2	12,823	—	12,823	1,570		—	1,570
Class 3	198	—	198	26		—	26
Class 4	2,524	—	2,524	293		—	293

Total	$17,531	$—	$17,531	$2,237		$—	$2,237

U.S. Government Securities Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,817	$—	$9,817	$10,360		$—	$10,360
Class 1A	171	—	171	153		—	153
Class 2	39,205	—	39,205	42,631		—	42,631
Class 3	219	—	219	292		—	292
Class 4	6,275	—	6,275	7,040		—	7,040

Total	$55,687	$—	$55,687	$60,476		$—	$60,476

Refer to the end of the tables for footnote.

348  American Funds Insurance Series

Managed Risk Growth Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$129	$2,315	$2,444	$162	$1,634	$1,796
Class P2	5,596	103,643	109,239	6,629	81,821	88,450

Total	$5,725	$105,958	$111,683	$6,791	$83,455	$90,246

Managed Risk International Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$127	$156	$69	$—	$69
Class P2	1,939	8,757	10,696	4,206	—	4,206

Total	$1,968	$8,884	$10,852	$4,275	$—	$4,275

Managed Risk Washington Mutual Investors Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$58	$363	$421	$127	$—	$127
Class P2	5,936	41,630	47,566	14,544	—	14,544

Total	$5,994	$41,993	$47,987	$14,671	$—	$14,671

Managed Risk Growth-Income Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30,230	$230,056	$260,286	$43,232	$44,484	$87,716
Class P2	3,723	33,365	37,088	5,626	6,461	12,087

Total	$33,953	$263,421	$297,374	$48,858	$50,945	$99,803

Managed Risk Asset Allocation Fund
	Year ended December 31, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$164	$851	$1,015	$176	$254	$430
Class P2	38,569	247,531	286,100	51,616	86,918	138,534

Total	$38,733	$248,382	$287,115	$51,792	$87,172	$138,964

†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

American Funds Insurance Series  349

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended December 31, 2023, total investment advisory services fees waived by CRMC were $54,733,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

			Net asset level		For the	For the
	Rates		(in billions)		year ended December 31,	year ended December 31,
	Beginning	Ending	In excess		2023,	2023,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund	.500	.275	.6	44.0	.313	.313
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.234
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.365
Growth-Income Fund	.500	.217	.6	44.0	.255	.255
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.468
Capital Income Builder	.357	.330	15.0	15.0	.357	.217
Asset Allocation Fund	.500	.236	.6	34.0	.267	.267
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.162
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.264
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.175
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.175
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

350  American Funds Insurance Series

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$958
Class 1A	$—	$40	5
Class 2	8,446	Not applicable	1,013
Class 4	1,632	1,632	196

Total class-specific expenses	$10,078	$1,672	$2,172

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$4,634
Class 1A	$—	$592	71
Class 2	40,663	Not applicable	4,880
Class 3	384	Not applicable	64
Class 4	7,328	7,328	879

Total class-specific expenses	$48,375	$7,920	$10,528

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$286
Class 1A	$—	$12	2
Class 2	4,489	Not applicable	539
Class 4	693	693	83

Total class-specific expenses	$5,182	$705	$910

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$979
Class 1A	$—	$28	3
Class 2	8,181	Not applicable	982
Class 3	29	Not applicable	5
Class 4	983	983	118

Total class-specific expenses	$9,193	$1,011	$2,087

American Funds Insurance Series  351

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$513
Class 1A	$—	$24	3
Class 2	1,965	Not applicable	236
Class 4	1,857	1,857	223

Total class-specific expenses	$3,822	$1,881	$975

Capital World Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$168
Class 1A	$—	$16	2
Class 2	2,509	Not applicable	301
Class 4	515	515	62

Total class-specific expenses	$3,024	$531	$533

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$4
Class 1A	$—	$14	2
Class 2	406	Not applicable	49
Class 4	330	330	39

Total class-specific expenses	$736	$344	$94

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$4,520
Class 1A	$—	$71	9
Class 2	10,446	Not applicable	1,253
Class 3	51	Not applicable	9
Class 4	13,745	13,745	1,649

Total class-specific expenses	$24,242	$13,816	$7,440

The Bond Fund of America

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,990
Class 1A	$—	$594	71
Class 2	7,105	Not applicable	853
Class 4	2,136	2,136	256

Total class-specific expenses	$9,241	$2,730	$3,170

Refer to the end of the tables for footnote.

Washington Mutual Investors Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,704
Class 1A	$—	$95	12
Class 2	6,962	Not applicable	836
Class 4	2,962	2,962	355

Total class-specific expenses	$9,924	$3,057	$2,907

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$6,192
Class 1A	$—	$79	9
Class 2	30,198	Not applicable	3,624
Class 3	238	Not applicable	40
Class 4	4,509	4,509	541

Total class-specific expenses	$34,945	$4,588	$10,406

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$182
Class 1A	$—	$25	3
Class 2	35	Not applicable	4
Class 4	1,354	1,354	163

Total class-specific expenses	$1,389	$1,379	$352

American Funds Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$29
Class 1A	$—	$7	1
Class 2	394	Not applicable	47
Class 4	296	296	35

Total class-specific expenses	$690	$303	$112

Capital World Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$196
Class 1A	$—	$3	—	*
Class 2	1,886	Not applicable	226
Class 4	133	133	16

Total class-specific expenses	$2,019	$136	$438

352  American Funds Insurance Series

American High-Income Trust

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$66
Class 1A	$—	$6		1
Class 2	1,303	Not applicable		156
Class 3	15	Not applicable		2
Class 4	221	221		27

Total class-specific expenses	$1,539	$227		$252

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$13
Class 1A	$—	$—	*	—	*
Class 2	713	Not applicable		86
Class 3	8	Not applicable		1
Class 4	167	167		20

Total class-specific expenses	$888	$167		$120

American Funds Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$4
Class 1A	$—	$4	1
Class 2	111	Not applicable	13
Class 4	107	108	13

Total class-specific expenses	$218	$112	$31

U.S. Government Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$74
Class 1A	$—	$11	1
Class 2	2,652	Not applicable	318
Class 3	11	Not applicable	2
Class 4	462	461	56

Total class-specific expenses	$3,125	$472	$451

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$26
Class P2	$1,174	1,174

Total class-specific expenses	$1,174	$1,200

Managed Risk Washington Mutual Investors Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$7
Class P2	$786	786

Total class-specific expenses	$786	$793

Managed Risk International Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$4
Class P2	$305	305

Total class-specific expenses	$305	$309

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$4,635
Class P2	$673	673

Total class-specific expenses	$673	$5,308

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$19
Class P2	$5,253	5,253

Total class-specific expenses	$5,253	$5,272

*	Amount less than one thousand.

American Funds Insurance Series  353

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2023, total fees and expenses reimbursed by CRMC were $67,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

			Increase in value of		Total trustees’
Fund	Current fees		deferred amounts		compensation
Global Growth Fund	$20		$9		$29
Global Small Capitalization Fund	9		4		13
Growth Fund	96		45		141
International Fund	19		8		27
New World Fund	9		4		13
Washington Mutual Investors Fund	27		12		39
Capital World Growth and Income Fund	5		2		7
Growth-Income Fund	96		42		138
International Growth and Income Fund	1		—	*	1
Capital Income Builder	3		1		4
Asset Allocation Fund	70		30		100
American Funds Global Balanced Fund	2		—	*	2
The Bond Fund of America	29		13		42
Capital World Bond Fund	4		2		6
American High-Income Trust	2		1		3
American Funds Mortgage Fund	—	*	—	*	—	*
Ultra-Short Bond Fund	1		1		2
U.S. Government Securities Fund	4		2		6
Managed Risk Growth Fund	1		1		2
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Washington Mutual Investors Fund	1		—	*	1
Managed Risk Growth-Income Fund	6		3		9
Managed Risk Asset Allocation Fund	6		3		9

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

354  American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2023 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	gain (loss)
Global Growth Fund	$143,889	$87,197	$9,634
Global Small Capitalization Fund	9,942	11,693	8,672
Growth Fund	166,584	358,497	10,310
International Fund	73,650	21,674	(3,753)
New World Fund	16,926	33,734	1,554
Washington Mutual Investors Fund	116,301	58,777	5,903
Capital World Growth and Income Fund	21,985	18,869	1,020
Growth-Income Fund	423,580	508,767	105,610
International Growth and Income Fund	4,805	6,338	607
Capital Income Builder	9,847	11,526	127
Asset Allocation Fund	214,958	673,480	132,916
American Funds Global Balanced Fund	4,519	1,414	(220)
American High-Income Trust	—	398	270

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2023.

American Funds Insurance Series  355

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344

Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)

Year ended December 31, 2022
Class 1	$434,070	13,042	$400,617	12,733	$(553,744)	(16,845)	$280,943	8,930
Class 1A	2,997	91	1,758	56	(2,085)	(65)	2,670	82
Class 2	92,048	2,700	419,636	13,511	(295,933)	(9,100)	215,751	7,111
Class 4	99,092	2,978	70,552	2,294	(71,372)	(2,195)	98,272	3,077

Total net increase (decrease)	$628,207	18,811	$892,563	28,594	$(923,134)	(28,205)	$597,636	19,200

Global Small Capitalization Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77

Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)

Year ended December 31, 2022
Class 1	$187,481	9,235	$331,498	19,030	$(570,697)	(21,774)	$(51,718)	6,491
Class 1A	989	43	1,461	85	(276)	(15)	2,174	113
Class 2	111,019	5,043	663,046	40,307	(118,512)	(6,722)	655,553	38,628
Class 4	56,480	2,653	93,892	5,707	(34,387)	(1,715)	115,985	6,645

Total net increase (decrease)	$355,969	16,974	$1,089,897	65,129	$(723,872)	(30,226)	$721,994	51,877

Refer to the end of the tables for footnotes.

356  American Funds Insurance Series

Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090

Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)

Year ended December 31, 2022
Class 1	$2,593,666	29,149	$2,228,505	26,120	$(3,051,097)	(31,275)	$1,771,074	23,994
Class 1A	133,124	1,387	27,088	320	(15,271)	(181)	144,941	1,526
Class 2	520,092	5,686	2,464,507	29,214	(1,621,163)	(17,346)	1,363,436	17,554
Class 3	1,224	14	32,371	376	(28,004)	(296)	5,591	94
Class 4	409,323	4,647	383,909	4,657	(227,877)	(2,558)	565,355	6,746

Total net increase (decrease)	$3,657,429	40,883	$5,136,380	60,687	$(4,943,412)	(51,656)	$3,850,397	49,914

International Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)

Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)

Year ended December 31, 2022
Class 1	$280,536	15,960	$543,821	32,473	$(1,015,741)	(51,244)	$(191,384)	(2,811)
Class 1A	2,247	127	1,679	101	(1,009)	(63)	2,917	165
Class 2	189,379	10,637	536,766	32,189	(347,301)	(20,471)	378,844	22,355
Class 3	87	5	2,627	156	(1,366)	(79)	1,348	82
Class 4	65,571	3,703	61,594	3,751	(53,681)	(3,200)	73,484	4,254

Total net increase (decrease)	$537,820	30,432	$1,146,487	68,670	$(1,419,098)	(75,057)	$265,209	24,045

Refer to the end of the tables for footnotes.

American Funds Insurance Series  357

New World Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)

Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)

Year ended December 31, 2022
Class 1	$91,026	3,688	$189,325	7,939	$(434,293)	(16,140)	$(153,942)	(4,513)
Class 1A	1,549	60	1,040	44	(1,769)	(76)	820	28
Class 2	72,626	2,937	88,236	3,744	(163,288)	(6,534)	(2,426)	147
Class 4	133,209	5,310	78,780	3,371	(133,462)	(5,583)	78,527	3,098

Total net increase (decrease)	$298,410	11,995	$357,381	15,098	$(732,812)	(28,333)	$(77,021)	(1,240)

Washington Mutual Investors Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620

Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)

Year ended December 31, 2022
Class 1	$311,628	22,333	$1,412,614	106,476	$(1,024,832)	(69,053)	$699,410	59,756
Class 1A	33,907	2,321	14,025	1,066	(125,110)	(7,699)	(77,178)	(4,312)
Class 2	48,719	3,523	725,386	55,707	(414,058)	(28,659)	360,047	30,571
Class 4	238,615	16,711	258,174	20,025	(148,002)	(10,093)	348,787	26,643

Total net increase (decrease)	$632,869	44,888	$2,410,199	183,274	$(1,712,002)	(115,504)	$1,331,066	112,658

Capital World Growth and Income Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862

Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)

Year ended December 31, 2022
Class 1	$286,528	22,239	$137,343	10,946	$(434,782)	(30,278)	$(10,911)	2,907
Class 1A	1,618	116	1,525	122	(1,079)	(91)	2,064	147
Class 2	15,274	1,157	262,887	21,001	(144,703)	(10,617)	133,458	11,541
Class 4	25,643	1,909	48,121	3,940	(22,999)	(1,756)	50,765	4,093

Total net increase (decrease)	$329,063	25,421	$449,876	36,009	$(603,563)	(42,742)	$175,376	18,688

Refer to the end of the tables for footnotes.

358  American Funds Insurance Series

Growth-Income Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497

Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)

Year ended December 31, 2022
Class 1	$2,026,623	38,323	$2,348,918	43,972	$(3,853,406)	(68,861)	$522,135	13,434
Class 1A	4,813	89	3,248	61	(3,333)	(64)	4,728	86
Class 2	119,436	2,219	1,399,821	26,589	(1,455,432)	(26,710)	63,825	2,098
Class 3	766	15	15,025	280	(15,511)	(279)	280	16
Class 4	180,173	3,342	186,543	3,596	(153,528)	(2,879)	213,188	4,059

Total net increase (decrease)	$2,331,811	43,988	$3,953,555	74,498	$(5,481,210)	(98,793)	$804,156	19,693

International Growth and Income Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670

Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)

Year ended December 31, 2022
Class 1	$2,793	220	$6,501	686	$(16,761)	(946)	$(7,467)	(40)
Class 1A	1,041	92	2,255	244	(921)	(61)	2,375	275
Class 2	7,743	664	86,227	9,344	(24,550)	(2,262)	69,420	7,746
Class 4	23,335	2,027	59,065	6,499	(13,968)	(1,295)	68,432	7,231

Total net increase (decrease)	$34,912	3,003	$154,048	16,773	$(56,200)	(4,564)	$132,760	15,212

Refer to the end of the tables for footnotes.

American Funds Insurance Series  359

Capital Income Builder

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471

Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941

Year ended December 31, 2022
Class 1	$177,351	15,800	$17,636	1,573	$(114,944)	(10,289)	$80,043	7,084
Class 1A	2,218	196	270	24	(1,259)	(111)	1,229	109
Class 2	2,390	211	355	32	(1,006)	(88)	1,739	155
Class 4	94,517	8,303	13,728	1,228	(81,854)	(7,293)	26,391	2,238

Total net increase (decrease)	$276,476	24,510	$31,989	2,857	$(199,063)	(17,781)	$109,402	9,586

Asset Allocation Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419

Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)

Year ended December 31, 2022
Class 1	$1,365,105	57,634	$2,001,507	85,450	$(2,607,782)	(108,817)	$758,830	34,267
Class 1A	8,603	375	2,806	121	(2,839)	(126)	8,570	370
Class 2	58,248	2,413	565,030	24,435	(581,503)	(24,252)	41,775	2,596
Class 3	126	5	3,759	160	(3,377)	(141)	508	24
Class 4	332,209	13,862	680,622	29,650	(423,984)	(17,975)	588,847	25,537

Total net increase (decrease)	$1,764,291	74,289	$3,253,724	139,816	$(3,619,485)	(151,311)	$1,398,530	62,794

Refer to the end of the tables for footnotes.

360  American Funds Insurance Series

American Funds Global Balanced Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589

Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198

Year ended December 31, 2022
Class 1	$37,857	3,046	$570	44	$(45,473)	(3,593)	$(7,046)	(503)
Class 1A	160	12	15	1	(857)	(63)	(682)	(50)
Class 2	3,979	308	974	74	(24,238)	(1,876)	(19,285)	(1,494)
Class 4	9,992	779	674	52	(14,316)	(1,139)	(3,650)	(308)

Total net increase (decrease)	$51,988	4,145	$2,233	171	$(84,884)	(6,671)	$(30,663)	(2,355)

The Bond Fund of America

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724

Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480

Year ended December 31, 2022
Class 1	$1,045,629	102,870	$293,730	29,996	$(2,254,686)	(218,872)	$(915,327)	(86,006)
Class 1A	222,556	22,066	9,170	944	(5,163)	(515)	226,563	22,495
Class 2	49,800	5,005	126,095	13,059	(487,579)	(48,690)	(311,684)	(30,626)
Class 4	123,107	12,517	31,861	3,314	(113,670)	(11,505)	41,298	4,326

Total net increase (decrease)	$1,441,092	142,458	$460,856	47,313	$(2,861,098)	(279,582)	$(959,150)	(89,811)

Capital World Bond Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85

Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)

Year ended December 31, 2022
Class 1	$63,069	6,354	$13,903	1,398	$(234,228)	(22,105)	$(157,256)	(14,353)
Class 1A	470	46	24	2	(371)	(38)	123	10
Class 2	32,696	3,225	15,838	1,606	(121,387)	(11,954)	(72,853)	(7,123)
Class 4	7,078	688	1,065	109	(8,255)	(838)	(112)	(41)

Total net increase (decrease)	$103,313	10,313	$30,830	3,115	$(364,241)	(34,935)	$(230,098)	(21,507)

Refer to the end of the tables for footnotes.

American Funds Insurance Series  361

American High-Income Trust

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)

Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681

Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99
Year ended December 31, 2022
Class 1	$29,406	3,042	$17,917	2,062	$(58,971)	(6,116)	$(11,648)	(1,012)
Class 1A	362	39	100	11	(426)	(45)	36	5
Class 2	7,171	758	42,707	5,019	(98,679)	(10,782)	(48,801)	(5,005)
Class 3	432	46	695	79	(1,385)	(149)	(258)	(24)
Class 4	65,309	6,490	5,827	619	(70,275)	(6,997)	861	112

Total net increase (decrease)	$102,680	10,375	$67,246	7,790	$(229,736)	(24,089)	$(59,810)	(5,924)

American Funds Mortgage Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573

Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014

Year ended December 31, 2022
Class 1	$784	78	$15	2	$(229,165)	(21,726)	$(228,366)	(21,646)
Class 1A	662	67	37	4	(1,033)	(103)	(334)	(32)
Class 2	3,214	326	995	103	(9,402)	(951)	(5,193)	(522)
Class 4	10,671	1,091	746	78	(9,016)	(920)	2,401	249

Total net increase (decrease)	$15,331	1,562	$1,793	187	$(248,616)	(23,700)	$(231,492)	(21,951)

Refer to the end of the tables for footnotes.

362  American Funds Insurance Series

Ultra-Short Bond Fund

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$15,301	1,322	$1,981		175		$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9	5		—	†	—	—	109	9
Class 2	49,580	4,448	12,823		1,169		(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28	198		17		(579)	(51)	(62)	(6)
Class 4	32,945	2,924	2,524		229		(60,576)	(5,393)	(25,107)	(2,240)

Total net increase (decrease)	$98,249	8,731	$17,531		1,590		$(175,828)	(15,651)	$(60,048)	(5,330)

Year ended December 31, 2022
Class 1	$33,573	2,975	$348		31		$(20,904)	(1,853)	$13,017	1,153
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	117,586	10,755	1,569		143		(68,709)	(6,275)	50,446	4,623
Class 3	735	67	26		2		(1,082)	(97)	(321)	(28)
Class 4	84,873	7,721	293		27		(51,358)	(4,671)	33,808	3,077

Total net increase (decrease)	$236,767	21,518	$2,236		203		$(142,053)	(12,896)	$96,950	8,825

U.S. Government Securities Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)

Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712

Year ended December 31, 2022
Class 1	$69,422	6,446	$10,134	987	$(316,401)	(27,982)	$(236,845)	(20,549)
Class 1A	2,902	273	153	15	(3,237)	(300)	(182)	(12)
Class 2	43,941	4,115	42,631	4,200	(233,844)	(21,667)	(147,272)	(13,352)
Class 3	308	28	292	28	(2,508)	(236)	(1,908)	(180)
Class 4	67,334	6,331	7,040	695	(90,440)	(8,406)	(16,066)	(1,380)

Total net increase (decrease)	$183,907	17,193	$60,250	5,925	$(646,430)	(58,591)	$(402,273)	(35,473)

Managed Risk Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class P1	$2,318	221	$2,445	252	$(1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717

Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$63,436	7,059

Year ended December 31, 2022
Class P1	$1,679	122	$1,796	147	$(2,034)	(134)	$1,441	135
Class P2	37,760	2,684	88,450	7,291	(30,630)	(2,253)	95,580	7,722

Total net increase (decrease)	$39,439	2,806	$90,246	7,438	$(32,664)	(2,387)	$97,021	7,857

Refer to the end of the tables for footnotes.

American Funds Insurance Series  363

Managed Risk International Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229

Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$1,591	255

Year ended December 31, 2022
Class P1	$578	62	$69	8	$(323)	(37)	$324	33
Class P2	5,403	564	4,206	470	(15,947)	(1,788)	(6,338)	(754)

Total net increase (decrease)	$5,981	626	$4,275	478	$(16,270)	(1,825)	$(6,014)	(721)

Managed Risk Washington Mutual Investors Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134

Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$19,234	2,145

Year ended December 31, 2022
Class P1	$1,026	86	$127	11	$(498)	(43)	$655	54
Class P2	22,662	1,947	14,544	1,281	(39,363)	(3,307)	(2,157)	(79)

Total net increase (decrease)	$23,688	2,033	$14,671	1,292	$(39,861)	(3,350)	$(1,502)	(25)

Managed Risk Growth-Income Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731

Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576

Year ended December 31, 2022
Class P1	$49,558	3,678	$87,716	6,731	$(157,932)	(11,880)	$(20,658)	(1,471)
Class P2	13,539	1,010	12,087	932	(28,848)	(2,135)	(3,222)	(193)

Total net increase (decrease)	$63,097	4,688	$99,803	7,663	$(186,780)	(14,015)	$(23,880)	(1,664)

Refer to the end of the tables for footnotes.

364  American Funds Insurance Series

Managed Risk Asset Allocation Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080

Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351

Year ended December 31, 2022
Class P1	$1,649	120	$430	34	$(675)	(52)	$1,404	102
Class P2	38,665	2,998	138,534	11,152	(283,108)	(22,026)	(105,909)	(7,876)

Total net increase (decrease)	$40,314	3,118	$138,964	11,186	$(283,783)	(22,078)	$(104,505)	(7,774)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Ownership concentration

At December 31, 2023, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 16% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 19% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2023 (dollars in thousands):

		Global					Washington
	Global	Small				New	Mutual
	Growth	Capitalization	Growth	International		World	Investors
	Fund	Fund	Fund	Fund		Fund	Fund
Purchases of investment securities*	$2,041,318	$1,037,010	$7,688,452	$1,852,081		$1,098,366	$2,745,722
Sales of investment securities*	2,714,602	1,264,868	9,960,001	2,232,740		1,207,581	3,224,191
Non-U.S. taxes paid on dividend income	5,618	1,841	7,240	7,965		4,897	1,532
Non-U.S. taxes paid on interest income	—	—	—	—		56	—
Non-U.S. taxes paid (refunded) on realized gains	2,565	3,485	—	7,086		3,729	—
Non-U.S. taxes provided on unrealized appreciation	3,034	19,329	—	28,578		17,416	—

	Capital						American
	World		International				Funds
	Growth	Growth-	Growth	Capital		Asset	Global
	and Income	Income	and Income	Income		Allocation	Balanced
	Fund	Fund	Fund	Builder		Fund	Fund
Purchases of investment securities*	$491,865	$8,645,420	$113,162	$1,437,820		$33,439,898	$342,317
Sales of investment securities*	656,676	10,727,201	126,104	1,353,129		35,747,744	338,990
Non-U.S. taxes paid on dividend income	2,246	8,682	721	1,585		6,504	419
Non-U.S. taxes paid on interest income	—	—	—	—	†	—	8
Non-U.S. taxes paid (refunded) on realized gains	547	—	46	332		2,160	129
Non-U.S. taxes provided on unrealized appreciation	676	—	126	556		—	191

Refer to the end of the tables for footnotes.

American Funds Insurance Series  365

				American		U.S.
	The Bond	Capital	American	Funds	Ultra-Short	Government
	Fund	World Bond	High-Income	Mortgage	Bond	Securities
	of America	Fund	Trust	Fund	Fund	Fund
Purchases of investment securities*	$47,551,731	$3,062,821	$303,911	$1,032,074	$—	$9,720,267
Sales of investment securities*	45,967,967	2,845,562	321,979	1,005,972	—	9,479,577
Non-U.S. taxes paid on interest income	21	110	—	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	17	(7)	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	116	—	—	—	—

Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$163,243	$28,994	$53,209	$388,825	$231,311
Sales of investment securities*	213,909	45,063	88,452	595,503	463,691

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

366  American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income to average net assets[2]
Global Growth Fund
Class 1:
12/31/2023	$30.18	$.36	$6.30	$6.66	$(.37)	$(2.55)	$(2.92)	$33.92	22.91%	$3,418	.52%	.41%	1.13%
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53	.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55	.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56	.56	.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56	.56	1.07
Class 1A:
12/31/2023	30.04	.28	6.26	6.54	(.29)	(2.55)	(2.84)	33.74	22.60	18	.77	.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78	.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80	.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81	.81	.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81	.81	.83
Class 2:
12/31/2023	29.79	.28	6.21	6.49	(.29)	(2.55)	(2.84)	33.44	22.60	3,522	.77	.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78	.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80	.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81	.81	.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81	.81	.83
Class 4:
12/31/2023	29.51	.20	6.14	6.34	(.22)	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06	1.06	.57
Refer to the end of the tables for footnotes.

American Funds Insurance Series  367

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Global Small Capitalization Fund
Class 1:
12/31/2023	$16.22	$.11	$2.53	$2.64	$(.08)	$(.21)	$(.29)	$18.57	16.45%	$1,001	.70%	.65%	.63%
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916	.72	.69	.24
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707	.74	.74	(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391	.75	.75	(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050	.75	.75	.48
Class 1A:
12/31/2023	16.00	.06	2.50	2.56	(.04)	(.21)	(.25)	18.31	16.15	5	.95	.90	.38
12/31/2022	33.93	— [4]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4	.97	.94	— [5]
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5	.99	.99	(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1	.99	.99	(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1	.99	.99	.22
Class 2:
12/31/2023	15.30	.06	2.39	2.45	(.04)	(.21)	(.25)	17.50	16.17	1,879	.95	.90	.38
12/31/2022	32.94	— [4]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762	.97	.94	— [5]
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521	.99	.99	(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00	1.00	.22
Class 4:
12/31/2023	15.28	.02	2.37	2.39	— [4]	(.21)	(.21)	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05)	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25)
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24	1.24	(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [4]	(1.58)	(1.58)	26.16	31.24	206	1.25	1.25	(.04)

Refer to the end of the tables for footnotes.

368  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/2023	$76.29	$.57	$28.16	$28.73	$(.54)	$(5.04)	$(5.58)	$99.44	38.81%	$17,382	.35%	.65%
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35	.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34	.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35	.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35	1.09
Class 1A:
12/31/2023	75.61	.35	27.88	28.23	(.34)	(5.04)	(5.38)	98.46	38.47	280	.60	.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60	.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59	.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60	.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60	.85
Class 2:
12/31/2023	75.41	.35	27.80	28.15	(.32)	(5.04)	(5.36)	98.20	38.49	17,879	.60	.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60	.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59	.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60	.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60	.83
Class 3:
12/31/2023	77.09	.42	28.45	28.87	(.38)	(5.04)	(5.42)	100.54	38.56	236	.53	.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53	.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52	.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53	.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53	.90
Class 4:
12/31/2023	73.64	.13	27.12	27.25	(.15)	(5.04)	(5.19)	95.70	38.13	3,522	.85	.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85	.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84	(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85	(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85	.59

Refer to the end of the tables for footnotes.

American Funds Insurance Series  369

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets
International Fund
Class 1:
12/31/2023	$15.31	$.25	$2.20	$2.45	$(.26)	$—	$(.26)	$17.50	16.12%	$3,353	.53%	1.50%
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54	1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747	.55	1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55	.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54	1.54
Class 1A:
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.85	12	.78	1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79	1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80	1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80	.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79	1.27
Class 2:
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.84	3,382	.78	1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79	1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80	1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80	.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79	1.29
Class 3:
12/31/2023	15.35	.22	2.22	2.44	(.23)	—	(.23)	17.56	15.99	17	.71	1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72	1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73	1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73	.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72	1.37
Class 4:
12/31/2023	14.99	.16	2.16	2.32	(.18)	—	(.18)	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04	1.03

Refer to the end of the tables for footnotes.

370  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income to average net assets[2]
New World Fund
Class 1:
12/31/2023	$22.30	$.40	$3.19	$3.59	$(.41)	$—	$(.41)	$25.48	16.22%	$1,778	.64%	.57%	1.64%
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68	.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74	.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76	.64	.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76	.76	1.18
Class 1A:
12/31/2023	22.19	.33	3.20	3.53	(.36)	—	(.36)	25.36	15.98	10	.89	.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93	.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99	.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01	1.01	.92
Class 2:
12/31/2023	22.02	.33	3.17	3.50	(.35)	—	(.35)	25.17	15.99	803	.89	.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93	.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99	.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01	1.01	.93
Class 4:
12/31/2023	21.84	.27	3.14	3.41	(.30)	—	(.30)	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26	1.26	.67

Refer to the end of the tables for footnotes.

American Funds Insurance Series  371

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income to average net assets[2]
Washington Mutual Investors Fund
Class 1:
12/31/2023	$12.69	$.28	$1.92	$2.20	$(.28)	$(.12)	$(.40)	$14.49	17.66%	$6,020	.41%	.27%	2.07%
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41	.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766	.42	.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43	.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42	.42	2.28
Class 1A:
12/31/2023	12.61	.23	1.92	2.15	(.21)	(.12)	(.33)	14.43	17.29	23	.66	.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66	.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67	.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67	.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67	.67	2.03
Class 2:
12/31/2023	12.46	.24	1.88	2.12	(.25)	(.12)	(.37)	14.21	17.29	2,899	.66	.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66	.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67	.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68	.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67	.67	2.03
Class 4:
12/31/2023	12.34	.20	1.86	2.06	(.22)	(.12)	(.34)	14.06	16.97	1,344	.91	.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91	.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92	.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93	.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92	.92	1.78

Refer to the end of the tables for footnotes.

372  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income to average net assets[2]
Capital World Growth and Income Fund
Class 1:
12/31/2023	$11.67	$.27	$2.19	$2.46	$(.28)	$—	$(.28)	$13.85	21.22%	$579	.52%	.41%	2.08%
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57	.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63	.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657	.66	.66	1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625	.65	.65	2.08
Class 1A:
12/31/2023	11.61	.23	2.18	2.41	(.25)	—	(.25)	13.77	20.87	7	.77	.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82	.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88	.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2	.90	.90	1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2	.90	.90	1.77
Class 2:
12/31/2023	11.64	.23	2.18	2.41	(.24)	—	(.24)	13.81	20.88	1,040	.77	.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82	.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88	.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349	.91	.91	1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366	.90	.90	1.84
Class 4:
12/31/2023	11.35	.19	2.14	2.33	(.22)	—	(.22)	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15	1.15	1.56

Refer to the end of the tables for footnotes.

American Funds Insurance Series  373

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets
Growth-Income Fund
Class 1:
12/31/2023	$50.21	$.86	$11.96	$12.82	$(.88)	$(2.89)	$(3.77)	$59.26	26.47%	$22,319	.29%	1.60%
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29	1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29	1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29	1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29	2.05
Class 1A:
12/31/2023	49.93	.72	11.87	12.59	(.75)	(2.89)	(3.64)	58.88	26.12	35	.54	1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54	1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53	1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54	1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54	1.82
Class 2:
12/31/2023	49.46	.72	11.75	12.47	(.74)	(2.89)	(3.63)	58.30	26.14	12,894	.54	1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54	1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54	1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54	1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53	1.80
Class 3:
12/31/2023	50.33	.77	11.97	12.74	(.78)	(2.89)	(3.67)	59.40	26.23	142	.47	1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47	1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47	1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47	1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46	1.87
Class 4:
12/31/2023	48.72	.57	11.57	12.14	(.63)	(2.89)	(3.52)	57.34	25.82	2,062	.79	1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79	1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79	.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79	1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79	1.56

Refer to the end of the tables for footnotes.

374  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income to average net assets[2]
International Growth and Income Fund
Class 1:
12/31/2023	$8.94	$.27	$1.15	$1.42	$(.26)	$—	$(.26)	$10.10	16.08%	$15	.56%	.55%	2.82%
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64	.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67	.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68	.68	1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66	.66	2.73
Class 1A:
12/31/2023	8.70	.24	1.13	1.37	(.24)	—	(.24)	9.83	15.92	6	.81	.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88	.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94	.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93	.93	1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91	.91	2.41
Class 2:
12/31/2023	8.70	.24	1.12	1.36	(.24)	—	(.24)	9.82	15.76	165	.81	.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88	.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93	.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93	.93	1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91	.91	2.49
Class 4:
12/31/2023	8.56	.21	1.12	1.33	(.22)	—	(.22)	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16	1.16	2.18

Refer to the end of the tables for footnotes.

American Funds Insurance Series  375

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income to average net assets[2]
Capital Income Builder
Class 1:
12/31/2023	$10.99	$.41	$.59	$1.00	$(.36)	$—	$(.36)	$11.63	9.28%	$660	.40%	.26%	3.68%
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	—	(.34)	10.99	(6.90)	586	.44	.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53	.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621	.53	.35	3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533	.53	.53	3.17
Class 1A:
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	10	.65	.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10	.69	.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78	.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6	.78	.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6	.78	.78	2.84
Class 2:
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	15	.65	.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13	.69	.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78	.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8	.78	.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6	.78	.78	2.91
Class 4:
12/31/2023	10.96	.35	.59	.94	(.30)	—	(.30)	11.60	8.75	566	.90	.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530	.94	.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03	1.03	2.68

Refer to the end of the tables for footnotes.

376  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
12/31/2023	$22.20	$.57	$2.54	$3.11	$(.56)	$(.89)	$(1.45)	$23.86	14.55%	$15,555	.30%	2.49%
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30	2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30	1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30	1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29	2.21
Class 1A:
12/31/2023	22.10	.51	2.53	3.04	(.51)	(.89)	(1.40)	23.74	14.32	32	.55	2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55	1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55	1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55	1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54	1.95
Class 2:
12/31/2023	21.91	.50	2.52	3.02	(.51)	(.89)	(1.40)	23.53	14.27	4,261	.55	2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55	1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55	1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55	1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54	1.96
Class 3:
12/31/2023	22.23	.53	2.55	3.08	(.52)	(.89)	(1.41)	23.90	14.37	30	.48	2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48	1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48	1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48	1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47	2.02
Class 4:
12/31/2023	21.75	.44	2.49	2.93	(.45)	(.89)	(1.34)	23.34	14.02	5,807	.80	1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80	1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80	1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80	1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79	1.71

Refer to the end of the tables for footnotes.

American Funds Insurance Series  377

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income to average net assets[2]
American Funds Global Balanced Fund
Class 1:
12/31/2023	$12.55	$.33	$1.29	$1.62	$(.23)	$(1.57)	$(1.80)	$12.37	14.05%	$98	.53%	.52%	2.67%
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07)	(.07)	12.55	(14.33)	96	.59	.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73	.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139	.72	.72	1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134	.72	.72	1.88
Class 1A:
12/31/2023	12.49	.29	1.30	1.59	(.21)	(1.57)	(1.78)	12.30	13.77	3	.78	.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	3	.84	.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98	.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3	.97	.97	1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2	.97	.97	1.63
Class 2:
12/31/2023	12.49	.30	1.29	1.59	(.20)	(1.57)	(1.77)	12.31	13.83	160	.78	.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	158	.84	.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98	.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208	.97	.97	1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207	.97	.97	1.64
Class 4:
12/31/2023	12.32	.26	1.27	1.53	(.18)	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07)	(.07)	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22	1.22	1.37

Refer to the end of the tables for footnotes.

378  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income to average net assets[2]
The Bond Fund of America
Class 1:
12/31/2023	$9.41	$.39	$.09	$.48	$(.35)	$—	$(.35)	$9.54	5.21%	$6,908	.39%	.20%	4.15%
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39	.20	3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39	.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40	.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481	.39	.39	2.76
Class 1A:
12/31/2023	9.35	.37	.08	.45	(.33)	—	(.33)	9.47	4.89	258	.64	.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64	.45	3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64	.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65	.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7	.64	.64	2.48
Class 2:
12/31/2023	9.27	.36	.10	.46	(.33)	—	(.33)	9.40	5.02	2,879	.64	.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64	.45	2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64	.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65	.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561	.64	.64	2.51
Class 4:
12/31/2023	9.23	.34	.09	.43	(.31)	—	(.31)	9.35	4.72	963	.89	.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89	.70	2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89	.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90	.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502	.89	.89	2.25

Refer to the end of the tables for footnotes.

American Funds Insurance Series  379

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income to average net assets[2]
Capital World Bond Fund
Class 1:
12/31/2023	$9.55	$.32	$.29	$.61	$—	$—	$—	$10.16	6.39%	$665	.48%	.48%	3.33%
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51	.48	2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60	.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219	.59	.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077	.58	.58	2.60
Class 1A:
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1	.73	.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76	.73	2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85	.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1	.83	.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1	.83	.83	2.35
Class 2:
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817	.73	.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76	.73	2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85	.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058	.84	.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002	.83	.83	2.35
Class 4:
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57	.98	.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08	1.08	2.09
Refer to the end of the tables for footnotes.

380  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income to average net assets[2]
American High-Income Trust
Class 1:
12/31/2023	$8.53	$.63	$.43	$1.06	$(.65)	$—	$(.65)	$8.94	12.69%	$223	.45%	.31%	7.10%
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	—	(.75)	8.53	(9.01)	224	.47	.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278	.53	.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123	.52	.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525	.51	.51	6.71
Class 1A:
12/31/2023	8.51	.61	.41	1.02	(.63)	—	(.63)	8.90	12.40	3	.70	.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	—	(.72)	8.51	(9.29)	1	.72	.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1	.78	.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1	.78	.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1	.75	.75	6.47
Class 2:
12/31/2023	8.35	.59	.41	1.00	(.62)	—	(.62)	8.73	12.45	533	.70	.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	—	(.72)	8.35	(9.26)	521	.72	.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673	.78	.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665	.78	.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667	.76	.76	6.45
Class 3:
12/31/2023	8.58	.61	.43	1.04	(.63)	—	(.63)	8.99	12.54	8	.63	.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	—	(.73)	8.58	(9.25)	9	.65	.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10	.71	.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10	.71	.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10	.69	.69	6.52
Class 4:
12/31/2023	9.26	.63	.46	1.09	(.60)	—	(.60)	9.75	12.18	107	.95	.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	—	(.70)	9.26	(9.53)	77	.97	.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01	1.01	6.21

Refer to the end of the tables for footnotes.

American Funds Insurance Series  381

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income to average net assets[2]
American Funds Mortgage Fund
Class 1:
12/31/2023	$9.45	$.45	$(.08)	$.37	$(.38)	$—	$(.38)	$9.44	4.03%	$17	.41%	.29%	4.76%
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	—	(.15)	9.45	(9.76)	1	.45	.25	.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49	.29	.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224	.48	.36	.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210	.47	.47	2.26
Class 1A:
12/31/2023	9.34	.41	(.07)	.34	(.36)	—	(.36)	9.32	3.72	2	.65	.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	—	(.20)	9.34	(10.03)	2	.69	.54	1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74	.54	.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1	.73	.59	.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1	.71	.71	2.04
Class 2:
12/31/2023	9.36	.41	(.07)	.34	(.36)	—	(.36)	9.34	3.68	44	.64	.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	—	(.20)	9.36	(9.94)	46	.69	.54	1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74	.54	.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58	.73	.60	.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56	.72	.72	2.01
Class 4:
12/31/2023	9.25	.38	(.06)	.32	(.34)	—	(.34)	9.23	3.51	45	.90	.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	—	(.18)	9.25	(10.16)	40	.94	.79	1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99	.79	.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37	.98	.85	.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28	.97	.97	1.71

Refer to the end of the tables for footnotes.

382  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/2023	$11.35	$.55	$.01		$.56	$(.56)	$—	$(.56)	$11.35	4.94%	$40		.30%	4.81%
12/31/2022	11.27	.17	(.01)		.16	(.08)	—	(.08)	11.35	1.42	51		.32	1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	—	—	—	11.27	(.35)	37		.37	(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37	.16
12/31/2019	11.31	.22	—	[4]	.22	(.23)	—	(.23)	11.30	1.92	30		.36	1.92
Class 1A:
12/31/2023	11.35	.54	—		.54	(.54)	—	(.54)	11.35	4.79	—	[6]	.53	4.69
12/31/2022	11.28	.16	(.01)		.15	(.08)	—	(.08)	11.35	1.32	—	[6]	.31	1.40
12/31/2021	11.31	(.03)	—	[4]	(.03)	—	—	—	11.28	(.27)	—	[6]	.36	(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[6]	.35	.26
12/31/2019	11.31	.22	—	[4]	.22	(.23)	—	(.23)	11.30	1.92	—	[6]	.37	1.90
Class 2:
12/31/2023	11.00	.51	—	[4]	.51	(.53)	—	(.53)	10.98	4.64	273		.55	4.56
12/31/2022	10.93	.13	—	[4]	.13	(.06)	—	(.06)	11.00	1.17	297		.57	1.23
12/31/2021	10.99	(.06)	—	[4]	(.06)	—	—	—	10.93	(.55)	245		.62	(.53)
12/31/2020	11.01	— [4]	—	[4]	— [4]	(.02)	—	(.02)	10.99	.03	288		.62	(.05)
12/31/2019	11.03	.18	—	[4]	.18	(.20)	—	(.20)	11.01	1.62	230		.61	1.66
Class 3:
12/31/2023	11.14	.52	.01		.53	(.54)	—	(.54)	11.13	4.75	4		.48	4.64
12/31/2022	11.07	.13	—	[4]	.13	(.06)	—	(.06)	11.14	1.19	4		.50	1.19
12/31/2021	11.12	(.05)	—	[4]	(.05)	—	—	—	11.07	(.45)	5		.55	(.46)
12/31/2020	11.13	— [4]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55	.03
12/31/2019	11.14	.20	—	[4]	.20	(.21)	—	(.21)	11.13	1.76	3		.54	1.74
Class 4:
12/31/2023	11.05	.48	.01		.49	(.49)	—	(.49)	11.05	4.44	56		.80	4.28
12/31/2022	11.00	.12	(.03)		.09	(.04)	—	(.04)	11.05	.83	80		.82	1.05
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87	(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87	(.35)
12/31/2019	11.15	.16	—	[4]	.16	(.18)	—	(.18)	11.13	1.40	22		.86	1.40

Refer to the end of the tables for footnotes.

American Funds Insurance Series  383

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income to average net assets[2]
U.S. Government Securities Fund
Class 1:
12/31/2023	$9.99	$.40	$(.09)	$.31	$(.39)	$—	$(.39)	$9.91	3.21%	$257	.33%	.21%	4.05%
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	—	(.44)	9.99	(10.75)	242	.36	.22	2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39	.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429	.38	.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418	.37	.37	2.07
Class 1A:
12/31/2023	9.96	.38	(.10)	.28	(.37)	—	(.37)	9.87	2.88	5	.58	.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	—	(.41)	9.96	(10.93)	4	.60	.47	2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64	.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4	.64	.64	.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2	.62	.62	1.82
Class 2:
12/31/2023	9.87	.37	(.09)	.28	(.37)	—	(.37)	9.78	2.89	1,073	.58	.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	—	(.41)	9.87	(10.95)	1,059	.61	.47	2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64	.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439	.64	.64	.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343	.62	.62	1.82
Class 3:
12/31/2023	10.02	.39	(.10)	.29	(.37)	—	(.37)	9.94	3.00	6	.51	.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	—	(.41)	10.02	(10.90)	6	.54	.40	2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57	.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10	.57	.57	.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9	.55	.55	1.88
Class 4:
12/31/2023	9.86	.35	(.10)	.25	(.34)	—	(.34)	9.77	2.62	183	.83	.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	—	(.38)	9.86	(11.19)	190	.85	.72	2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89	.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272	.89	.89	.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124	.87	.87	1.56

Refer to the end of the tables for footnotes.

384  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[7]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,7]		Net effective expense ratio[2,8,9]		Ratio of net income (loss) to average net assets[2]
Managed Risk Growth Fund
Class P1:
12/31/2023	$11.37	$.08	$2.28	$2.36	$(.08)	$(2.79)	$(2.87)	$10.86	23.77%	$13	.42%		.37%		.72%		.77%
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9	.41		.36		.69		.47
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13	.41		.36		.69		.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11	.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6	.42		.37		.73		1.19
Class P2:
12/31/2023	11.28	.05	2.26	2.31	(.07)	(2.79)	(2.86)	10.73	23.50	495	.67		.62		.97		.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445	.67		.62		.95		.20
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584	.67		.62		.95		(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554	.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434	.68		.63		.99		.73
Managed Risk International Fund
Class P1:
12/31/2023	$8.61	$.13	$.41	$.54	$(.15)	$(.64)	$(.79)	$8.36	6.36%	$2	.46%		.36%		.86%		1.60%
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34)	—	(.34)	8.61	(15.27)[10]	2	.44	[10]	.37	[10]	.87	[10]	1.70	[10]
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)[10]	2	.44	[10]	.36	[10]	.87	[10]	2.12	[10]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [10]	2	.43	[10]	.35	[10]	.86	[10]	.82	[10]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [10]	1	.41	[10]	.33	[10]	.84	[10]	1.64	[10]
Class P2:
12/31/2023	8.58	.10	.42	.52	(.14)	(.64)	(.78)	8.32	6.22	122	.73		.63		1.13		1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28)	—	(.28)	8.58	(15.54)	124	.70		.63		1.13		1.36
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160	.71		.63		1.14		1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168	.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165	.71		.63		1.14		1.21
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2023	$11.24	$.20	$.79	$.99	$(.24)	$(1.49)	$(1.73)	$10.50	10.04%	$3	.42%		.37%		.76%		1.91%
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56)	—	(.56)	11.24	(8.92)[10]	3	.41	[10]	.36	[10]	.75	[10]	1.96	[10]
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.46 [10]	2	.41	[10]	.36	[10]	.77	[10]	1.33	[10]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[10]	2	.40	[10]	.35	[10]	.76	[10]	1.66	[10]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [10]	1	.38	[10]	.33	[10]	.74	[10]	2.14	[10]
Class P2:
12/31/2023	11.18	.18	.77	.95	(.21)	(1.49)	(1.70)	10.43	9.73	322	.68		.63		1.02		1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52)	—	(.52)	11.18	(9.16)	321	.67		.62		1.01		1.62
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371	.68		.62		1.03		.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355	.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365	.68		.63		1.04		1.62

Refer to the end of the tables for footnotes.

American Funds Insurance Series  385

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[7]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,7]	Net affective expenses ratio[2,8,9]	Ratio of net income (loss) to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
12/31/2023	$12.51	$.20	$1.65	$1.85	$(.21)	$(1.62)	$(1.83)	$12.53	16.17%	$1,910	.41%	.36%	.66%	1.64%
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41	.36	.65	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41	.36	.66	.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41	.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42	.37	.67	1.71
Class P2:
12/31/2023	12.44	.17	1.64	1.81	(.18)	(1.62)	(1.80)	12.45	15.90	277	.66	.61	.91	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66	.61	.90	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66	.61	.91	.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66	.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67	.62	.92	1.47
Managed Risk Asset Allocation Fund
Class P1:
12/31/2023	$12.43	$.31	$.87	$1.18	$(.26)	$(1.45)	$(1.71)	$11.90	10.51%	$10	.41%	.36%	.65%	2.61%
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41	.36	.64	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7	.41	.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41	.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41	.36	.65	2.01
Class P2:
12/31/2023	12.09	.21	.90	1.11	(.22)	(1.45)	(1.67)	11.53	10.23	2,093	.66	.61	.90	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66	.61	.89	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66	.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66	.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66	.61	.90	1.51

Refer to the end of the tables for footnotes.

386  American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended December 31,
excluding mortgage dollar roll transactions[11,12]	2023	2022	2021	2020	2019
Capital Income Builder	59%	48%	60%	110%	44%
Asset Allocation Fund	54	42	45	49	47
American Funds Global Balanced Fund	43	111	36	68	60
The Bond Fund of America	129	77	87	72	146
Capital World Bond Fund	110	114	64	88	110
American Funds Mortgage Fund	85	56	38	123	84
U.S. Government Securities Fund	113	77	126	112	103

Portfolio turnover rate for all share classes	Year ended December 31,
including mortgage dollar roll transactions[11,12]	2023	2022	2021	2020	2019
Global Growth Fund	29%	29%	18%	17%	14%
Global Small Capitalization Fund	36	40	29	38	50
Growth Fund	23	29	25	32	21
International Fund	28	42	44	40	32
New World Fund	36	40	43	70	38
Washington Mutual Investors Fund	29	30	90	40	37
Capital World Growth and Income Fund	29	42	85	36	29
Growth-Income Fund	26	25	24	33	27
International Growth and Income Fund	38	48	41	56	28
Capital Income Builder	149	126	93	184	72
Asset Allocation Fund	159	118	124	145	79
American Funds Global Balanced Fund	103	126	39	86	74
The Bond Fund of America	545	415	456	461	373
Capital World Bond Fund	286	188	91	145	159
American High-Income Trust	40	34	56	78	58
American Funds Mortgage Fund	1053	1141	975	1143	350
U.S. Government Securities Fund	744	695	433	867	277
Ultra-Short Bond Fund	— [13]	— [13]	— [13]	— [13]	— [13]
Managed Risk Growth Fund	39	97	32	80	10
Managed Risk International Fund	27	82	24	71	8
Managed Risk Washington Mutual Investors Fund	19	70	16	101	13
Managed Risk Growth-Income Fund	21	67	13	38	6
Managed Risk Asset Allocation Fund	13	48	5	30	8

[1]	Based on average shares outstanding.
[2]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Amount less than $1 million.
[7]	This column does not include expenses of the underlying funds in which each fund invests.
[8]

This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.

[9]	Unaudited.
[10]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Refer to Note 5 for further information on mortgage dollar rolls.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[13]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series  387

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund (formerly Global Balanced Fund), The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 12, 2024

We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

388  American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2023, through December 31, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes: The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series  389

Expense example (continued)

	Beginning account value 7/1/2023	Ending account value 12/31/2023	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,065.36	$2.13	.41%
Class 1 – assumed 5% return	1,000.00	1,023.14	2.09	.41

Class 1A – actual return	1,000.00	1,063.96	3.43	.66
Class 1A – assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 2 – actual return	1,000.00	1,063.79	3.43	.66
Class 2 – assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 4 – actual return	1,000.00	1,062.63	4.73	.91
Class 4 – assumed 5% return	1,000.00	1,020.62	4.63	.91

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,043.89	$3.35	.65%
Class 1 – assumed 5% return	1,000.00	1,021.93	3.31	.65

Class 1A – actual return	1,000.00	1,042.39	4.63	.90
Class 1A – assumed 5% return	1,000.00	1,020.67	4.58	.90

Class 2 – actual return	1,000.00	1,042.62	4.63	.90
Class 2 – assumed 5% return	1,000.00	1,020.67	4.58	.90

Class 4 – actual return	1,000.00	1,041.23	5.92	1.15
Class 4 – assumed 5% return	1,000.00	1,019.41	5.85	1.15

Growth Fund
Class 1 – actual return	$1,000.00	$1,110.35	$1.86	.35%
Class 1 – assumed 5% return	1,000.00	1,023.44	1.79	.35

Class 1A – actual return	1,000.00	1,109.05	3.19	.60
Class 1A – assumed 5% return	1,000.00	1,022.18	3.06	.60

Class 2 – actual return	1,000.00	1,108.97	3.19	.60
Class 2 – assumed 5% return	1,000.00	1,022.18	3.06	.60

Class 3 – actual return	1,000.00	1,109.36	2.82	.53
Class 3 – assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 4 – actual return	1,000.00	1,107.63	4.52	.85
Class 4 – assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 – actual return	$1,000.00	$1,032.27	$2.71	.53%
Class 1 – assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 1A – actual return	1,000.00	1,030.90	3.99	.78
Class 1A – assumed 5% return	1,000.00	1,021.27	3.97	.78

Class 2 – actual return	1,000.00	1,030.85	3.99	.78
Class 2 – assumed 5% return	1,000.00	1,021.27	3.97	.78

Class 3 – actual return	1,000.00	1,031.76	3.64	.71
Class 3 – assumed 5% return	1,000.00	1,021.63	3.62	.71

Class 4 – actual return	1,000.00	1,029.32	5.27	1.03
Class 4 – assumed 5% return	1,000.00	1,020.01	5.24	1.03

New World Fund
Class 1 – actual return	$1,000.00	$1,037.95	$2.93	.57%
Class 1 – assumed 5% return	1,000.00	1,022.33	2.91	.57

Class 1A – actual return	1,000.00	1,036.92	4.21	.82
Class 1A – assumed 5% return	1,000.00	1,021.07	4.18	.82

Class 2 – actual return	1,000.00	1,037.05	4.21	.82
Class 2 – assumed 5% return	1,000.00	1,021.07	4.18	.82

Class 4 – actual return	1,000.00	1,035.33	5.49	1.07
Class 4 – assumed 5% return	1,000.00	1,019.81	5.45	1.07

Refer to the end of the tables for footnotes.

390  American Funds Insurance Series

Expense example (continued)

	Beginning account value 7/1/2023	Ending account value 12/31/2023	Expenses paid during period[1]	Annualized expense ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,090.53	$1.42	.27%
Class 1 – assumed 5% return	1,000.00	1,023.84	1.38	.27

Class 1A – actual return	1,000.00	1,088.93	2.74	.52
Class 1A – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 2 – actual return	1,000.00	1,089.35	2.74	.52
Class 2 – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 4 – actual return	1,000.00	1,087.70	4.05	.77
Class 4 – assumed 5% return	1,000.00	1,021.32	3.92	.77

Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,077.11	$2.15	.41%
Class 1 – assumed 5% return	1,000.00	1,023.14	2.09	.41

Class 1A – actual return	1,000.00	1,075.48	3.45	.66
Class 1A – assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 2 – actual return	1,000.00	1,075.07	3.45	.66
Class 2 – assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 4 – actual return	1,000.00	1,074.58	4.76	.91
Class 4 – assumed 5% return	1,000.00	1,020.62	4.63	.91

Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,101.17	$1.54	.29%
Class 1 – assumed 5% return	1,000.00	1,023.74	1.48	.29

Class 1A – actual return	1,000.00	1,099.76	2.86	.54
Class 1A – assumed 5% return	1,000.00	1,022.48	2.75	.54

Class 2 – actual return	1,000.00	1,099.71	2.86	.54
Class 2 – assumed 5% return	1,000.00	1,022.48	2.75	.54

Class 3 – actual return	1,000.00	1,100.09	2.49	.47
Class 3 – assumed 5% return	1,000.00	1,022.84	2.40	.47

Class 4 – actual return	1,000.00	1,098.41	4.18	.79
Class 4 – assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,052.31	$2.90	.56%
Class 1 – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 1A – actual return	1,000.00	1,051.85	4.19	.81
Class 1A – assumed 5% return	1,000.00	1,021.12	4.13	.81

Class 2 – actual return	1,000.00	1,050.45	4.19	.81
Class 2 – assumed 5% return	1,000.00	1,021.12	4.13	.81

Class 4 – actual return	1,000.00	1,050.48	5.48	1.06
Class 4 – assumed 5% return	1,000.00	1,019.86	5.40	1.06

Capital Income Builder
Class 1 – actual return	$1,000.00	$1,054.07	$1.40	.27%
Class 1 – assumed 5% return	1,000.00	1,023.84	1.38	.27

Class 1A – actual return	1,000.00	1,052.81	2.69	.52
Class 1A – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 2 – actual return	1,000.00	1,052.82	2.69	.52
Class 2 – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 4 – actual return	1,000.00	1,050.64	3.98	.77
Class 4 – assumed 5% return	1,000.00	1,021.32	3.92	.77

Refer to the end of the tables for footnotes.

American Funds Insurance Series  391

Expense example (continued)

	Beginning account value 7/1/2023	Ending account value 12/31/2023	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,069.81	$1.57	.30%
Class 1 – assumed 5% return	1,000.00	1,023.69	1.53	.30

Class 1A – actual return	1,000.00	1,068.68	2.87	.55
Class 1A – assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 2 – actual return	1,000.00	1,069.06	2.87	.55
Class 2 – assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 3 – actual return	1,000.00	1,069.05	2.50	.48
Class 3 – assumed 5% return	1,000.00	1,022.79	2.45	.48

Class 4 – actual return	1,000.00	1,067.57	4.17	.80
Class 4 – assumed 5% return	1,000.00	1,021.17	4.08	.80

American Funds Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,058.55	$2.75	.53%
Class 1 – assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 1A – actual return	1,000.00	1,056.75	4.04	.78
Class 1A – assumed 5% return	1,000.00	1,021.27	3.97	.78

Class 2 – actual return	1,000.00	1,057.49	4.05	.78
Class 2 – assumed 5% return	1,000.00	1,021.27	3.97	.78

Class 4 – actual return	1,000.00	1,054.83	5.33	1.03
Class 4 – assumed 5% return	1,000.00	1,020.01	5.24	1.03

The Bond Fund of America
Class 1 – actual return	$1,000.00	$1,035.95	$1.03	.20%
Class 1 – assumed 5% return	1,000.00	1,024.20	1.02	.20

Class 1A – actual return	1,000.00	1,034.23	2.31	.45
Class 1A – assumed 5% return	1,000.00	1,022.94	2.29	.45

Class 2 – actual return	1,000.00	1,034.32	2.31	.45
Class 2 – assumed 5% return	1,000.00	1,022.94	2.29	.45

Class 4 – actual return	1,000.00	1,032.80	3.59	.70
Class 4 – assumed 5% return	1,000.00	1,021.68	3.57	.70

Capital World Bond Fund
Class 1 – actual return	$1,000.00	$1,047.42	$2.53	.49%
Class 1 – assumed 5% return	1,000.00	1,022.74	2.50	.49

Class 1A – actual return	1,000.00	1,045.64	3.82	.74
Class 1A – assumed 5% return	1,000.00	1,021.48	3.77	.74

Class 2 – actual return	1,000.00	1,045.88	3.82	.74
Class 2 – assumed 5% return	1,000.00	1,021.48	3.77	.74

Class 4 – actual return	1,000.00	1,045.50	5.10	.99
Class 4 – assumed 5% return	1,000.00	1,020.21	5.04	.99

American High-Income Trust
Class 1 – actual return	$1,000.00	$1,079.71	$1.63	.31%
Class 1 – assumed 5% return	1,000.00	1,023.64	1.58	.31

Class 1A – actual return	1,000.00	1,077.06	2.93	.56
Class 1A – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 2 – actual return	1,000.00	1,078.12	2.93	.56
Class 2 – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 3 – actual return	1,000.00	1,077.60	2.57	.49
Class 3 – assumed 5% return	1,000.00	1,022.74	2.50	.49

Class 4 – actual return	1,000.00	1,076.97	4.24	.81
Class 4 – assumed 5% return	1,000.00	1,021.12	4.13	.81

Refer to the end of the tables for footnotes.

392  American Funds Insurance Series

Expense example (continued)

	Beginning account value 7/1/2023	Ending account value 12/31/2023	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,030.27	$1.64	.32%
Class 1 – assumed 5% return	1,000.00	1,023.59	1.63	.32

Class 1A – actual return	1,000.00	1,028.66	2.91	.57
Class 1A – assumed 5% return	1,000.00	1,022.33	2.91	.57

Class 2 – actual return	1,000.00	1,028.30	2.91	.57
Class 2 – assumed 5% return	1,000.00	1,022.33	2.91	.57

Class 4 – actual return	1,000.00	1,027.90	4.19	.82
Class 4 – assumed 5% return	1,000.00	1,021.07	4.18	.82

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,025.81	$1.58	.31%
Class 1 – assumed 5% return	1,000.00	1,023.64	1.58	.31

Class 1A – actual return	1,000.00	1,025.21	2.76	.54
Class 1A – assumed 5% return	1,000.00	1,022.48	2.75	.54

Class 2 – actual return	1,000.00	1,024.44	2.86	.56
Class 2 – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 3 – actual return	1,000.00	1,024.77	2.50	.49
Class 3 – assumed 5% return	1,000.00	1,022.74	2.50	.49

Class 4 – actual return	1,000.00	1,023.20	4.13	.81
Class 4 – assumed 5% return	1,000.00	1,021.12	4.13	.81

U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$1,028.15	$1.12	.22%
Class 1 – assumed 5% return	1,000.00	1,024.10	1.12	.22

Class 1A – actual return	1,000.00	1,027.35	2.40	.47
Class 1A – assumed 5% return	1,000.00	1,022.84	2.40	.47

Class 2 – actual return	1,000.00	1,027.41	2.40	.47
Class 2 – assumed 5% return	1,000.00	1,022.84	2.40	.47

Class 3 – actual return	1,000.00	1,027.43	2.04	.40
Class 3 – assumed 5% return	1,000.00	1,023.19	2.04	.40

Class 4 – actual return	1,000.00	1,025.17	3.68	.72
Class 4 – assumed 5% return	1,000.00	1,021.58	3.67	.72

Refer to the end of the tables for footnotes.

American Funds Insurance Series  393

Expense example (continued)

	Beginning account value 7/1/2023	Ending account value 12/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,083.83	$2.05	.39%	$3.78	.72%
Class P1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.67	.72

Class P2 – actual return	1,000.00	1,082.74	3.31	.63	5.09	.97
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.94	.97

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,014.56	$1.78	.35%	$4.37	.86%
Class P1 – assumed 5% return	1,000.00	1,023.44	1.79	.35	4.38	.86

Class P2 – actual return	1,000.00	1,013.40	3.04	.60	5.73	1.13
Class P2 – assumed 5% return	1,000.00	1,022.18	3.06	.60	5.75	1.13

Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,064.10	$1.92	.37%	$3.95	.76%
Class P1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.87	.76

Class P2 – actual return	1,000.00	1,062.31	3.27	.63	5.30	1.02
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.19	1.02

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,069.03	$1.88	.36%	$3.44	.66%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66

Class P2 – actual return	1,000.00	1,068.22	3.18	.61	4.74	.91
Class P2 – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.63	.91

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,058.48	$1.97	.38%	$3.37	.65%
Class P1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.31	.65

Class P2 – actual return	1,000.00	1,056.67	3.11	.60	4.67	.90
Class P2 – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.58	.90

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

394  American Funds Insurance Series

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-today operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Insurance Series  395

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396  American Funds Insurance Series

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American Funds Insurance Series  397

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None

Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None

Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.

Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.

Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former COO, Time Life Inc. (1993–2003)	89	None

Merit E. Janow, 1958	2007	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated

Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None

Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Co-President	1998	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]	35	None

Michael C. Gitlin, 1970	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; President, Chief Executive Officer and Director, The Capital Group Companies, Inc.[6]; Vice Chairman and Director, Capital Research and Management Company	88	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com/afis. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071. Attention: Secretary.

398  American Funds Insurance Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 Co-President	1998	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]

Maria Manotok, 1974 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Senior Vice President, Secretary and Director, Capital Group Companies Global[6]; Senior Vice President, Secretary and Director, Capital Group International, Inc.[6]

Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company

Patrice Collette, 1967 Senior Vice President	2022	Partner — Capital World Investors, Capital International, Inc.[6]

Irfan M. Furniturewala, 1971 Senior Vice President	2022	Partner — Capital International Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.[6]

Sung Lee, 1966 Senior Vice President	2008	Partner — Capital Research Global Investors, Capital Group Investment Management Pte. Ltd.[6]; Director, The Capital Group Companies, Inc.[6]

Keiko McKibben, 1969 Senior Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Carlos A. Schonfeld, 1971 Senior Vice President	2022	Partner — Capital International Investors, Capital Research and Management Company; Director, Capital International Limited[6]

Alan J. Wilson, 1961 Senior Vice President	2022	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Courtney R. Taylor, 1975 Secretary	2010-2014; 2023	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company

Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company

Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.

[2]	Trustees and officers of the series serve until their resignation, removal or retirement.

[3]

This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[4]

The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).

[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series  399

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

400  American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2024, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with

The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series’ superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	American Funds Insurance Series
equity-focused funds have beaten their
comparable Lipper indexes in 88% of
10-year periods and 100% of 20-year
periods.[2] Our fixed income funds have
helped investors achieve diversification
through attention to correlation
between bonds and equities.[3] We strive
to keep management fees competitive.
Over the past 20 years, most funds’
fees have been below industry
averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2023.

[2]

Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund, International Growth and Income Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2022. Four of our five fixed income American Funds that have been in existence for the three year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGEARX-998-0224P Printed in USA RCG/PHX/8074-S96079 © 2024 Capital Group. All rights reserved.

Item 2.  Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended December 31, 2023, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)

Aggregate fees relating to the five series referred to in Item 1 that were billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2022	2023
(a) Audit Fees	$114,777	$120,517
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$39,945	$41,760
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees relating to the five series referred to in Item 1 that were billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2022	2023
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$297,806	$394,966

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2022 and 2023 were $337,751 and $756,726, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Included in Item 1 to the Form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14.  Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Not applicable.

(3) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 6, 2024

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 6, 2024